UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-02753

                                    SBL Fund
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL Fund
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.       REPORTS TO STOCKHOLDERS.



Semi-Annual Report
                                         June 30, 2004

SBL FUND


                                          - Series A (Equity Series) - Series B
                                          (Large Cap Value Series) - Series C
                                          (Money Market Series) - Series D
                                          (Global Series) - Series E
                                          (Diversified
                                            Income Series)
                                          - Series G (Large Cap
                                            Growth Series)
                                          - Series H (Enhanced Index Series)
                                          - Series J (Mid Cap Growth Series)
                                          - Series N (Managed Asset
                                            Allocation Series) - Series O
                                          (Equity Income Series) - Series P
                                          (High Yield Series) - Series Q (Small
                                          Cap Value Series) - Series S (Social
                                          Awareness Series) - Series V (Mid Cap
                                          Value Series) - Series W (Main Street
                                          Growth
                                            and Income(R) Series)
                                          - Series X (Small Cap
                                            Growth Series)
                                          - Series Y (Select 25 Series)
                                          - Series Z (Alpha Opportunity
                                            Series)




                                                     Security Distributors, Inc.
                                         [LOGO] A Member of The Security Benefit
                                                              Group of Companies

                               SBL Fund
                            June 30, 2004
                               Semi-Annual Report
                             (Unaudited)


                                TABLE OF CONTENTS

   Chairman's Letter                                                         2
   Series A (Equity Series)                                                  5
   Series B (Large Cap Value Series)                                         9
   Series C (Money Market Series)                                           13
   Series D (Global Series)                                                 15
   Series E (Diversified Income Series)                                     21
   Series G (Large Cap Growth Series)                                       27
   Series H (Enhanced Index Series)                                         31
   Series J (Mid Cap Growth Series)                                         39
   Series N (Managed Asset Allocation Series)                               43
   Series O (Equity Income Series)                                          63
   Series P (High Yield Series)                                             67
   Series Q (Small Cap Value Series)                                        75
   Series S (Social Awareness Series)                                       79
   Series V (Mid Cap Value Series)                                          83
   Series W (Main Street Growth & Income(R) Series)                         87
   Series X (Small Cap Growth Series)                                       95
   Series Y (Select 25 Series)                                              99
   Series Z (Alpha Opportunity Series)                                     101
   Statements of Assets and Liabilities                                    105
   Statements of Operations                                                109
   Statements of Changes in Net Assets                                     113
   Financial Highlights                                                    121
   Notes to Financial Statements                                           131
   Director Disclosure                                                     142



                      [LOGO] THE SECURITY BENEFIT GROUP OF COMPANIES-SM-

Chairman's Letter
August 15, 2004



[PICTURE]
    John Cleland
Chairman of the Board

LETTER TO OUR SHAREHOLDERS:

The markets went through a period, in the first six months of 2004, that was marked by a number of pivotal economic and political events capped off at the end of June by the Federal Reserve increasing the Fed funds rate for the first time in four years by one-quarter point to 1.25%. The marketplace, which seemed only a short while back to be worried about the lack of job growth and even the potential risks of deflation, had basically come around 180 degrees to focus on the opposite risks of a strengthening economy and emerging inflationary pressures.

Interest rates generally reflected this shift in investor sentiment and Fed focus by rising during the second quarter all along the maturity spectrum, although the rise was more pronounced in shorter-term securities. This produced some flattening in the yield curve as well as negative bond market returns for the second quarter. Interest rates on U.S. Treasury Securities of varying maturities during the period are summarized below.

------------------------------------------------------------------
                                        % Rates
                            --------------------------------------
U.S. TREASURY MATURITY      12/31/03    3/31/04    6/30/04
------------------------------------------------------------------
3 MONTH                          .95        .96       1.33
1 YEAR                          1.26       1.21       2.09
10 YEAR                         4.27       3.91       4.62



Stocks also felt the impact of the market shifts. For the market as a whole, stock returns were positive, with mid and small cap as well as international indexes outperforming domestic large cap stocks over the six-month period. Large cap stocks, however, weathered the second quarter trends better than any of the other indexes shown in the table below, which shows the performance of the major indexes in each quarter and for the six-month period as a whole.

--------------------------------------------------------------
                                         RETURN %
                             ---------------------------------
                                                   SIX MONTHS
                                1ST Q      2ND Q    12/31/03-
               INDEX            2004       2004      6/30/04
--------------------------------------------------------------
S&P 500                         1.36       1.30       2.60
S&P Midcap 400                  4.34        .68       5.50
Russell 2000                    6.26        .47       6.76
MSCI EAFE ($U.S.)               4.34        .22       4.56
Lehman Aggregate Bond           2.66      -2.44        .15
Lehman High Yield               2.34       -.96       1.36
--------------------------------------------------------------


From our current vantage point, the market outlook for the remainder of the year, especially with a presidential election ahead, is as difficult to forecast as ever. While we expect corporate earnings, as well as the general economy to continue to grow moderately, as well as the Fed to continue its policy of measured tightening, the markets will still be subject to the shorter term effects of oil price trends, potential terrorist events or other so called wild cards. In such an environment, it is particularly important for investors to retain a healthy perspective on the markets and their long-term investment goals.


--------------------------------------------------------------------------------
                                      2

AUGUST 15, 2004







I am pleased to announce several recent changes in both the directors and officers of the Security Funds. First, Harry W. Craig, Jr. was elected to the Board as an independent director in February, 2004, and Michael G. Odlum was elected as an interested director to the Board in May 2004. Mike was also named President of the Security Funds and replaces James R. Schmank, who served ably in both positions over the past several years. Jim has taken on new responsibilities at Security Benefit, and we wish him the best in his new role.

Harry W. Craig Jr. is Chairman and Chief Executive Officer of Martin Tractor Company, Inc., and is very active as a leader in community, educational, religious and charitable activities in Kansas. He holds degrees in Arts and in Law from the University of Kansas, and brings to the Board a wealth of business and management experience, as well as an independent perspective.

Mike Odlum, CFA, joined Security Benefit Group in February as the new Senior Vice President and Chief Investment Officer. Mike is a graduate of Princeton University and the Wharton Graduate School of Finance at the University of Pennsylvania. During his career, he has worked for a variety of well-regarded companies including The Vanguard Group and Chase Investors Management Corporation. Most recently, he was President and Chief Operating Officer of Allied Investment Advisors, Inc., an investment management firm in Baltimore, MD.

I would also like to note that one of SBL Fund's portfolio managers, Terry A. Milberger, recently retired. Terry's role as manager of the SBL Fund Series A (Equity Series) has been assumed by Mark Mitchell, who manages the SBL Fund Series G (Large Cap Growth Series) and SBL Fund Series S (Social Awareness Series).

Mark Mitchell has also assumed day-to-day portfolio management responsibilities for the SBL Fund Series Y (Select 25 Series). Mark is supported by the Security Benefit Equity Team. The Equity Team is directed by Cindy Shields, Head of Equity Asset Management. She is joined by Jim Schier who manages the SBL Fund Series J (Mid Cap Growth Series) and the SBL Fund Series V (Mid Cap Value Series). We wish Terry well in his retirement and welcome the experienced team of managers in their new roles.

Overall, through the use of disciplined and professional management, the Security Funds are intended to provide shareholders over the long run the benefits of well-defined and diversified investment strategies. We appreciate your investment in the Funds and welcome any comments or questions you may have.




Sincerely,

/s/ John Cleland
John Cleland
Chairman, The Security Funds



--------------------------------------------------------------------------------
                                      3

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                                      4

                                  Series A
                                Equity Series









                              [LOGO] SECURITY
                                     FUNDS

                                  ADVISOR,
                     SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------
                                      5

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES A (EQUITY)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
----------------------------------------------------------------
ADVERTISING - 1.0%
Omnicom Group, Inc.                       69,690    $ 5,288,774

AEROSPACE & DEFENSE - 4.0%
General Dynamics Corporation             106,300     10,555,590
L-3 Communications Holdings, Inc.         46,000      3,072,800
United Technologies Corporation           91,300      8,352,124
                                                    -----------
                                                     21,980,514
AIR FREIGHT & LOGISTICS - 2.1%
FedEx Corporation                        140,000     11,436,600

AIRLINES - 0.6%
Southwest Airlines Company               200,000      3,354,000

ALUMINUM - 1.0%
Alcoa, Inc.                              160,000      5,284,800

ASSET MANAGEMENT & CUSTODY BANKS - 1.2%
Bank of New York Company, Inc.           230,000      6,780,400

BIOTECHNOLOGY - 2.7%
Amgen, Inc.*                             273,800     14,941,266

BREWERS - 1.7%
Anheuser-Busch Companies, Inc.           170,000      9,180,000

BROADCASTING & CABLE TV - 1.4%
Comcast Corporation*                     274,700      7,699,841

COMMUNICATIONS EQUIPMENT - 3.2%
ADC Telecommunications, Inc.*          1,600,000      4,544,000
Cisco Systems, Inc.*                     550,000     13,035,000
                                                    -----------
                                                     17,579,000
COMPUTER HARDWARE - 3.1%
Dell, Inc.*                              249,700      8,944,254
International Business Machines
   Corporation                            90,000      7,933,500
                                                    -----------
                                                     16,877,754
CONSUMER FINANCE - 1.2%
MBNA Corporation                         250,000      6,447,500

DATA PROCESSING & OUTSOURCED SERVICES - 2.9%
Computer Sciences Corporation*            70,000      3,250,100
First Data Corporation                   285,000     12,688,200
                                                    -----------
                                                     15,938,300
DEPARTMENT STORES - 2.0%
Kohl's Corporation*                      255,800     10,815,224

DIVERSIFIED BANKS - 2.9%
Bank of America Corporation               67,000      5,669,540
Wells Fargo & Company                    180,000     10,301,400
                                                    -----------
                                                     15,970,940
DIVERSIFIED CHEMICALS - 0.6%
E. I. du Pont de Nemours & Company        80,000      3,553,600

DRUG RETAIL  - 1.5%
CVS Corporation                          198,200      8,328,364

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
----------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES - 0.3%
Molex, Inc.                               49,900    $ 1,600,792

GENERAL MERCHANDISE STORES - 0.5%
Target Corporation                        59,900      2,543,953

HEALTH CARE DISTRIBUTORS - 2.0%
Cardinal Health, Inc.                    160,900     11,271,045

HEALTH CARE EQUIPMENT - 0.6%
Medtronic, Inc.                           73,300      3,571,176

HOME IMPROVEMENT RETAIL - 1.8%
Home Depot, Inc.                         286,300     10,077,760

HOTELS, RESORTS & CRUISE LINES - 1.4%
Carnival Corporation                     165,000      7,755,000

HOUSEHOLD PRODUCTS - 3.3%
Colgate-Palmolive Company                110,000      6,429,500
Procter & Gamble Company                 220,000     11,976,800
                                                    -----------
                                                     18,406,300
HYPERMARKETS & SUPERCENTERS - 2.3%
Wal-Mart Stores, Inc.                    245,000     12,926,200

INDUSTRIAL CONGLOMERATES - 5.7%
3M Company                                56,650      5,099,067
General Electric Company                 627,500     20,331,000
Tyco International, Ltd.                 173,000      5,733,220
                                                    -----------
                                                     31,163,287
INDUSTRIAL GASES - 1.3%
Praxair, Inc.                            177,000      7,064,070

INTEGRATED OIL & GAS - 3.1%
ChevronTexaco Corporation                 67,000      6,305,370
Exxon Mobil Corporation                  246,900     10,964,829
                                                    -----------
                                                     17,270,199
INTEGRATED TELECOMMUNICATIONS SERVICES - 1.4%
SBC Communications, Inc.                 170,000      4,122,500
Verizon Communications, Inc.             100,000      3,619,000
                                                    -----------
                                                      7,741,500
INVESTMENT BANKING & BROKERAGE - 2.9%
Goldman Sachs Group, Inc.                 61,000      5,743,760
Merrill Lynch & Company, Inc.             95,000      5,128,100
Morgan Stanley                           100,000      5,277,000
                                                    -----------
                                                     16,148,860
LIFE & HEALTH INSURANCE - 0.9%
Aflac, Inc.                              119,000      4,856,390

MANAGED HEALTH CARE - 1.9%
Anthem, Inc.*                             65,000      5,821,400
UnitedHealth Group, Inc.                  78,900      4,911,525
                                                    -----------
                                                     10,732,925
MOTORCYCLE MANUFACTURERS - 2.2%
Harley-Davidson, Inc.                    199,400     12,350,836



--------------------------------------------------------------------------------
                                      6    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES A (EQUITY) (CONTINUED)
----------------------------------------------------------------

                                       PRINCIPAL
                                       AMOUNT OR
                                         NUMBER       MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
MOVIES & ENTERTAINMENT - 3.5%
Time Warner, Inc.*                       505,000   $  8,877,900
Viacom, Inc. (Cl.B)                      290,600     10,380,232
                                                   ------------
                                                     19,258,132
MULTI-LINE INSURANCE - 3.3%
American International Group, Inc.       251,900     17,955,432

OIL & GAS EQUIPMENT & SERVICES - 0.9%
BJ Services Company*                      12,000        550,080
Haliburton Company                       149,700      4,529,922
                                                   ------------
                                                      5,080,002
OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Andarko Petroleum Corporation             74,800      4,383,280

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.4%
Citigroup, Inc.                          400,000     18,600,000

PHARMACEUTICALS - 8.2%
Abbott Laboratories                      140,000      5,706,400
Eli Lilly & Company                       42,550      2,974,670
Johnson & Johnson                        211,000     11,752,700
Pfizer, Inc.                             663,500     22,744,780
Wyeth                                     60,000      2,169,600
                                                   ------------
                                                     45,348,150
PROPERTY & CASUALTY INSURANCE - 1.2%
Chubb Corporation                         97,000      6,613,460

SEMICONDUCTOR EQUIPMENT - 0.8%
Applied Materials, Inc.*                 225,200      4,418,424

SEMICONDUCTORS - 3.3%
Analog Devices, Inc.                      85,000      4,001,800
Intel Corporation                        389,400     10,747,440
Texas Instruments, Inc.                  130,700      3,160,326
                                                   ------------
                                                     17,909,566
SOFT DRINKS - 2.2%
Pepsico, Inc.                            225,000     12,123,000

SYSTEMS SOFTWARE - 4.2%
Microsoft Corporation                    670,900     19,160,904
Oracle Corporation*                      329,300      3,928,549
                                                   ------------
                                                     23,089,453
                                                   ------------
   Total common stocks
    (cost $466,650,785) - 96.5%                     531,716,069

U.S. GOVERNMENT SPONSORED AGENCIES
Federal Home Loan Bank:
   1.07%, 07-09-04                    $1,300,000      1,299,712
   1.04%, 07-14-04                    $5,000,000      4,997,960
Federal National Mortgage Association:
   1.028%, 07-07-04                   $2,500,000      2,499,542
   1.05%, 07-08-04                    $6,900,000      6,898,610
   1.05%, 07-14-04                    $1,500,000      1,499,388
   1.13%, 07-15-04                    $1,400,000      1,399,385
                                                   ------------
   Total U.S. government sponsored agencies
    (cost $18,594,596) - 3.4%                        18,594,597


                                       PRINCIPAL      MARKET
REPURCHASE AGREEMENT                    AMOUNT        VALUE
----------------------------------------------------------------
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note
   02-28-06 with a value of $698,000 and
   a repurchase amount of $678,017)     $678,000      $ 678,000
                                                   ------------
   Total repurchase agreement
    (cost $678,000) - 0.1%                              678,000
                                                   ------------
   Total investments
    (cost $485,923,381) - 100.0%                    550,988,666
   Liabilities, less cash & other assets - (0.0%)      (125,426)
                                                   ------------
   Total net assets - 100.0%                       $550,863,240
                                                   ============

*Non-income producing security




--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                                   1 Year    5 Years    10 Years
                         Series A   14.11%   (5.82%)       8.32%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

    The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      7    See accompanying notes.

                   This page left blank intentionally.











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                                      8

                                    SERIES B
                             LARGE CAP VALUE SERIES










                              YOU, YOUR ADVISOR AND
                                 [LOGO} DREYFUS
                           A MELLON FINANCIAL COMPANY


                                   SUBADVISOR,
                               DREYFUS CORPORATION



--------------------------------------------------------------------------------
                                        9

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES B (LARGE CAP VALUE)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
---------------------------------------------------------------
ADVERTISING - 2.2%
Interpublic Group of Companies, Inc.*    139,800    $ 1,919,454
Omnicom Group, Inc.                       98,300      7,459,987
                                                    -----------
                                                      9,379,441
AEROSPACE & DEFENSE - 4.3%
Boeing Company                           103,500      5,287,815
Rockwell Collins, Inc.                   114,100      3,801,812
United Technologies Corporation           98,700      9,029,076
                                                    -----------
                                                     18,118,703
APPAREL, ACCESSORIES & LUXURY GOODS - 0.8%
Jones Apparel Group, Inc.                 88,100      3,478,188

BROADCASTING & CABLE TV - 3.8%
Clear Channel Communications, Inc.       183,300      6,772,935
Liberty Media Corporation*               850,900      7,649,591
Liberty Media International, Inc.*        42,545      1,578,419
                                                    -----------
                                                     16,000,945
COMMUNICATIONS EQUIPMENT - 1.9%
Nokia Oyj ADR                            567,100      8,245,634

COMPUTER HARDWARE - 2.0%
International Business Machines
   Corporation                            54,800      4,830,620
NCR Corporation*                          76,500      3,793,635
                                                    -----------
                                                      8,624,255
COMPUTER STORAGE & PERIPHERALS - 0.7%
Seagate Technology                       204,500      2,950,935

CONSUMER ELECTRONICS - 1.8%
Koninklijke (Royal) Philips
   Electronics N.V. ADR                  283,700      7,716,640

DATA PROCESSING & OUTSOURCED SERVICES - 3.5%
Automatic Data Processing, Inc.          162,200      6,792,936
DST Systems, Inc.*                        90,400      4,347,336
Sungard Data Systems, Inc.*              149,000      3,874,000
                                                    -----------
                                                     15,014,272
DIVERSIFIED BANKS - 7.2%
Bank of America Corporation              189,061     15,998,342
U.S. Bancorp                             234,900      6,473,844
Wachovia Corporation                     179,100      7,969,950
                                                    -----------
                                                     30,442,136
DIVERSIFIED CAPITAL MARKETS - 3.1%
J.P. Morgan Chase & Company              340,600     13,205,062

ELECTRIC UTILITIES - 1.7%
Entergy Corporation                       39,700      2,223,597
Exelon Corporation                        65,000      2,163,850
TXU Corporation                           75,300      3,050,403
                                                    -----------
                                                      7,437,850
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
Emerson Electric Company                  50,800      3,228,340

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
FOOD RETAIL - 1.5%
Kroger Company*                          113,700    $ 2,069,340
Safeway, Inc.*                           172,700      4,376,218
                                                    -----------
                                                      6,445,558
GENERAL MERCHANDISE STORES - 0.5%
Dollar General Corporation               117,600      2,300,256

HEALTH CARE DISTRIBUTORS - 0.9%
Cardinal Health, Inc.                     55,500      3,887,775

HEALTH CARE SERVICES - 1.8%
Medco Health Solutions, Inc.*            205,600      7,710,000

HOUSEWARES & SPECIALTIES - 0.5%
Newell Rubermaid, Inc.                    92,200      2,166,700

INDUSTRIAL CONGLOMERATES - 1.1%
Tyco International, Ltd.                 139,100      4,609,774

INDUSTRIAL MACHINERY - 0.7%
Eaton Corporation                         42,800      2,770,872

INSURANCE BROKERS - 0.5%
Marsh & McLennan Companies, Inc.          48,000      2,178,240

INTEGRATED OIL & GAS - 7.1%
BP plc ADR                               127,400      6,824,818
ChevronTexaco Corporation                 54,600      5,138,406
Exxon Mobil Corporation                  287,300     12,758,993
Total S.A.                                56,500      5,428,520
                                                    -----------
                                                     30,150,737

INTEGRATED TELECOMMUNICATION SERVICES - 4.8%
Alltel Corporation                        89,500      4,530,490
Sprint Corporation                       566,450      9,969,520
Verizon Communications, Inc.             166,500      6,025,635
                                                    -----------
                                                     20,525,645
INVESTMENT BANKING & BROKERAGE - 8.2%
Goldman Sachs Group, Inc.                129,600     12,203,136
Merrill Lynch & Company, Inc.            181,100      9,775,778
Morgan Stanley                           241,500     12,743,955
                                                    -----------
                                                     34,722,869
LIFE & HEALTH INSURANCE - 3.4%
Genworth Financial, Inc.*                210,200      4,824,090
Prudential Financial, Inc.               157,600      7,323,672
Unumprovident Corporation                140,300      2,230,770
                                                    -----------
                                                     14,378,532
MANAGED HEALTH CARE - 1.0%
Cigna Corporation                         31,500      2,167,515
Pacificare Health Systems, Inc.*          58,900      2,277,074
                                                    -----------
                                                      4,444,589
MOVIES & ENTERTAINMENT - 2.9%
Viacom, Inc. (Cl.B)                      224,900      8,033,428
Walt Disney Company                      174,700      4,453,103
                                                    -----------
                                                     12,486,531


--------------------------------------------------------------------------------
                                      10    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES B (LARGE CAP VALUE) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
MULTI-LINE INSURANCE - 5.1%
American International Group, Inc.       203,000    $14,469,840
Hartford Financial Services Group, Inc.  104,700      7,197,078
                                                    -----------
                                                     21,666,918
OFFICE ELECTRONICS - 0.9%
Xerox Corporation*                       271,100      3,930,950

OIL & GAS EQUIPMENT & SERVICES - 2.1%
Cooper Cameron Corporation*               45,200      2,201,240
Schumberger, Ltd.                        108,600      6,897,186
                                                    -----------
                                                      9,098,426
OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Apache Corporation                        61,100      2,660,905
Pioneer Natural Resources Company         74,800      2,623,984
                                                    -----------
                                                      5,284,889
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.8%
Citigroup, Inc.                          348,900     16,223,850

PACKAGED FOODS & MEATS - 0.9%
Kraft Foods, Inc.                        125,200      3,966,336

PAPER PRODUCTS - 1.7%
Bowater, Inc.                             52,900      2,200,111
International Paper Company              117,200      5,238,840
                                                    -----------
                                                      7,438,951
PHARMACEUTICALS - 1.2%
Pfizer, Inc.                             150,460      5,157,769

PROPERTY & CASUALTY INSURANCE - 1.0%
Allstate Corporation                      93,000      4,329,150
St. Paul Travelers Companies, Inc.            15            608
                                                    -----------
                                                      4,329,758
RESTAURANTS - 1.1%
McDonald's Corporation                   173,300      4,505,800

SEMICONDUCTORS - 2.0%
Fairchild Semiconductor
   International, Inc.*                  193,600      3,169,232
Intel Corporation                        144,600      3,990,960
                                                   ------------
                                                      7,160,192
SPECIALTY STORES - 2.0%
Advance Auto Parts, Inc.*                 60,400      2,668,472
Autozone, Inc.*                           74,200      5,943,420
                                                   ------------
                                                      8,611,892
SYSTEMS SOFTWARE - 4.3%
Microsoft Corporation                    486,700     13,900,152
Oracle Corporation*                      362,000      4,318,660
                                                   ------------
                                                     18,218,812

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
---------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.6%
Fannie Mae                                69,400    $ 4,952,384
PMI Group, Inc.                          144,600      6,292,992
                                                    -----------
                                                     11,245,376
TOBACCO - 0.6%
Altria Group, Inc.                        52,100      2,607,605
                                                   ------------
   Total common stocks
    (cost $387,307,209) - 99.2%                     422,068,003

PREFERRED STOCK
MOVIES & ENTERTAINMENT - 0.8%
News Corporation, Ltd. ADR               111,800      3,675,984
                                                   ------------
   Total preferred stock
    (cost $2,517,367) - 0.8%                          3,675,984

U.S. GOVERNMENT SPONSORED AGENCIES
Federal Home Loan Bank,
   1.20%, 07-01-04                    $1,572,000      1,572,000
                                                   ------------
   Total U.S. government sponsored agencies
    (cost $1,572,000) - 0.4%                          1,572,000
                                                   ------------
   Total investments
    (cost $391,396,576) - 100.4%                    427,315,987
   Liabilities, less cash & other assets - (0.4%)    (1,721,714)
                                                   ------------
   Total net assets - 100.0%                       $425,594,273
                                                   ============
*Non-income producing security
ADR (American Depositary Receipt)
plc (public limited company)



-------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                 1 Year         5 Years     10 Years
Series B         20.02%         (4.86%)       6.87%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      11    See accompanying notes.

                    This page left blank intentionally.









--------------------------------------------------------------------------------
                                      12

                                 SERIES C
                           MONEY MARKET SERIES








                            [LOGO] SECURITY
                                   FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------
                                      13

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES C (MONEY MARKET)
----------------------------------------------------------------


                                        PRINCIPAL      MARKET
COMMERCIAL PAPER                         AMOUNT        VALUE
----------------------------------------------------------------
BEVERAGE - 2.9%
Coca-Cola Company,
   1.11%, 07-12-04                    $2,300,000    $ 2,299,220

BROKERAGE - 3.7%
Merrill Lynch & Company, Inc.:
   1.43%, 07-01-04                     2,800,000      2,800,000
   1.20%, 07-19-04                       125,000        124,928
                                                    -----------
                                                      2,924,928
                                                    -----------
   Total commercial paper
    (cost $5,224,148) - 6.6%                          5,224,148

U.S. GOVERNMENT SPONSORED AGENCIES
FEDERAL FARM CREDIT BANK - 6.8%
   1.25%, 07-13-04                     1,000,000        999,583
   1.05%, 07-27-04                     4,400,000      4,395,996
   1.40%, 07-27-04                        25,000         24,975
                                                    -----------
                                                      5,420,554
FEDERAL HOME LOAN BANK - 14.8%
   1.04%, 07-14-04                     2,200,000      2,199,174
   1.03%, 07-16-04                     3,325,000      3,323,564
   1.01%, 08-05-04                     2,200,000      2,197,241
   1.092%, 10-06-04                    2,300,000      2,290,766
   1.165%, 10-08-04                      750,000        746,926
   1.18%, 10-20-04                     1,000,000        995,406
                                                    -----------
                                                     11,753,077
FEDERAL HOME LOAN MORTGAGE COMPANY - 38.8%
   1.018%, 07-06-04                    2,600,000      2,599,628
   1.01%, 07-20-04                     2,000,000      1,998,670
   1.00%, 07-22-04                     1,800,000      1,798,677
   1.10%, 08-03-04                     4,900,000      4,894,208
   1.12%, 08-10-04                     5,900,000      5,891,545
   1.05%, 08-17-04                     1,500,000      1,497,474
   1.08%, 08-23-04                     1,400,000      1,397,341
   1.14%, 08-24-04                       100,000         99,807
   1.03%, 09-07-04                     1,000,000        997,469
   1.20%, 09-08-04                     2,000,000      1,994,864
   1.03%, 09-14-04                     2,842,000      2,834,065
   1.15%, 10-19-04                     1,000,000        995,447
   1.215%, 10-26-04                    1,000,000        995,157
   1.07%, 11-17-04                       900,000        894,440
   1.07%, 12-20-04                     1,813,000      1,798,275
                                                    -----------
                                                     30,687,067
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.7%
   1.02%, 07-01-04                     3,500,000      3,500,000
   1.00%, 07-07-04                     1,600,000      1,599,664
   1.028%, 07-07-04                      100,000         99,983
   1.04%, 07-14-04                     1,200,000      1,199,454
   1.05%, 07-14-04                       556,000        555,789
   1.085%, 07-28-04                    1,900,000      1,898,204
   1.129%, 08-04-04                      600,000        599,269
   1.045%, 08-18-04                    3,500,000      3,493,980
   1.20%, 09-01-04                       900,000        897,923
   1.24%, 09-20-04                     3,000,000      2,990,955
   1.03%, 09-22-04                     2,700,000      2,691,660
                                                    -----------
                                                     19,526,881

U.S. GOVERNMENT                       PRINCIPAL        MARKET
SPONSORED AGENCIES (CONTINUED)         AMOUNT          VALUE
----------------------------------------------------------------
SMALL BUSINESS ASSOCIATION POOLS - 3.3%
   #503295, 1.50%, 07-01-04(1)         $ 323,195      $ 322,532
   #503303, 1.50%, 07-01-04(1)           270,068        269,514
   #503308, 1.50%, 07-01-04(1)           214,315        214,315
   #503459, 1.50%, 07-01-04(1)           497,386        495,521
   #503176, 1.625%, 07-01-04(1)          107,157        107,693
   #503343, 1.625%, 07-01-04(1)          386,482        386,482
   #503347, 1.625%, 07-01-04(1)          468,194        468,194
   #502353, 1.75%, 07-01-04(1)            63,286         63,285
   #502163, 2.00%, 07-01-04(1)           282,976        282,976
                                                    -----------
                                                      2,610,512
STUDENT LOAN MARKETING ASSOCIATION - 1.1%
   2.13%, 07-01-04(1)                    829,464        831,671
                                                    -----------
   Total U.S. government sponsored agencies
    (cost $70,856,713) - 89.5%                       70,829,762

MISCELLANEOUS ASSETS
FUNDING AGREEMENTS - 3.8%
United of Omaha Life Insurance
  Company, 1.46%, 07-01-04(1)          3,000,000      3,000,000
                                                    -----------
   Total miscellaneous assets
    (cost $3,000,000) - 3.8%                          3,000,000

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%,  07-01-04
   (Collateralized by U.S. Treasury Note,
   12-31-04 with a value of $93,000
   and a repurchase amount of $91,002)    91,000         91,000
                                                    -----------
   Total repurchase agreement
    (cost $91,000) - 0.1%                                91,000
                                                    -----------
   Total investments
    (cost $79,171,861) - 100.0%                      79,144,910
   Cash & other assets, less liabilities - 0.0%          16,066
                                                    -----------
   Total net assets - 100.0%                        $79,160,976
                                                    ===========

(1)Variable rate security. Rate indicated is rate effective at June 30, 2004. Maturity date indicated is next interest rate reset date.

--------------------------------------------------------------------------------

                        AVERAGE ANNUAL RETURNS
                        AS OF JUNE 30, 2004(1)

                 1 YEAR         5 YEARS     10 YEARS
SERIES C          0.47%          2.84%        3.92%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                                      14    See accompanying notes.

                                   SERIES D

                                 GLOBAL SERIES











                           [LOGO] OPPENHEIMERFUNDS(R)

                                  SUBADVISOR,
                             OPPENHEIMER FUNDS, INC.


--------------------------------------------------------------------------------
                                      15

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES D (GLOBAL)
----------------------------------------------------------------

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
FOREIGN BOND                            OF SHARES       VALUE
----------------------------------------------------------------
INDIA - 0.0%
Hindustan Lever, Ltd., 9.00% - 2005(1)  4,816,200   $     6,401
                                                    -----------
   Total foreign bond
    (cost $60,938) - 0.0%                                 6,401

COMMON STOCKS
AUSTRALIA - 0.5%
Australia & New Zealand Banking
   Group, Ltd.                           134,288      1,710,001
Leighton Holdings, Ltd.                   35,659        225,796
                                                    -----------
                                                      1,935,797
BERMUDA - 0.8%
Ace, Ltd.                                 79,399      3,356,990

BRAZIL - 1.3%
Companhia de Bebidas das
   Americas ADR                           90,256      1,811,438
Empresa Brasileira de Aeronautica
   S.A. ADR                              129,926      3,714,584
Tele Norte Leste Participacoes S.A.       12,504            136
                                                    -----------
                                                      5,526,158
CANADA - 2.1%
Alcan, Inc.                                1,357         55,869
BCE, Inc.                                 11,760        234,191
EnCana Corporation                        57,281      2,461,705
Husky Energy, Inc.                       201,900      3,862,566
Manulife Financial Corporation            59,983      2,418,110
                                                    -----------
                                                      9,032,441
FRANCE - 7.3%
Alcatel S.A.*                            167,840      2,589,288
Aventis S.A.                              27,649      2,087,310
Axa                                       13,745        302,684
Carrefour S.A.                            29,350      1,424,062
Essilor International S.A.                28,420      1,855,067
France Telecom S.A.                      144,997      3,778,715
JC Decaux S.A.*                           78,660      1,683,393
Sanofi-Synthelabo S.A.                    89,550      5,676,348
Societe BIC S.A.                          20,252        901,316
Societe Generale                          45,720      3,885,423
Societe Television Francaise1             56,650      1,784,422
Technip S.A.                              28,030      3,802,451
Total S.A.                                 9,243      1,762,169
                                                    -----------
                                                     31,532,648
GERMANY - 2.3%
Allianz AG                                35,905      3,889,171
BASF AG                                    5,540        296,503
Deutsche Post AG                          19,070        411,827
MLP AG                                    54,208        800,000
Muenchener Rueckversicherungs-
   Gesellschaft AG                           950        102,983
SAP AG                                    27,491      4,557,478
                                                    -----------
                                                     10,057,962

                                        NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)                SHARES        VALUE
----------------------------------------------------------------
HONG KONG - 1.6%
Hong Kong & China Gas
   Company, Ltd.                       1,291,700    $ 2,128,048
Hutchison Whampoa, Ltd.                  223,918      1,528,710
Television Broadcasts, Ltd.              763,904      3,271,160
                                                    -----------
                                                      6,927,918
INDIA - 2.5%
Gail India, Ltd.                          55,620        205,785
Hindustan Lever, Ltd.                    725,800      2,009,665
Icici Bank, Ltd. ADR                     193,350      2,339,535
Infosys Technologies, Ltd.                30,366      3,647,817
Oil & Natural Gas Corporation, Ltd.       32,540        445,368
Zee Telefilms, Ltd.                      810,900      2,224,132
                                                    -----------
                                                     10,872,302
IRELAND - 0.4%
Anglo Irish Bank Corporation plc         118,400      1,858,263

ISRAEL - 0.5%
Teva Pharmaceutical Industries,
   Ltd. ADR                               28,250      1,900,943

ITALY - 0.4%
Eni SpA                                   87,566      1,738,687

JAPAN - 9.6%
Canon, Inc.                               34,000      1,791,688
Chugai Pharmaceutical Company,
   Ltd.                                  121,700      1,909,457
Credit Saison Company, Ltd.               76,400      2,296,586
JGC Corporation                           76,000        731,339
KDDI Corporation                           1,401      8,011,951
Keyence Corporation                        8,000      1,824,864
Murata Manufacturing Company,
   Ltd.                                   35,700      2,035,046
NTT Docomo, Inc.                           2,005      3,583,146
Nippon Telegraph & Telephone
   Corporation                                52        277,835
Resona Holdings, Inc.*                   972,000      1,728,158
Seven-Eleven Japan Company, Ltd.          52,000      1,696,559
Sharp Corporation                        131,000      2,092,590
Shionogi & Company, Ltd.                 203,000      3,490,153
Shiseido Company, Ltd.                   115,000      1,449,159
Sony Corporation                           6,100        229,767
Toyota Motor Corporation                 107,900      4,370,783
Trend Micro, Inc.                         55,000      2,439,628
Yahoo Japan Corporation*                     129      1,253,173
                                                    -----------
                                                     41,211,882
KOREA - 1.8%
Hyundai Heavy Industries Company,
   Ltd.                                   54,500      1,294,699
SK Telecom Company, Ltd.                   8,720      1,433,838
SK Telecom Company, Ltd. ADR              43,400        910,966
Samsung Electronics Company, Ltd.         10,188      4,205,691
                                                    -----------
                                                      7,845,194


--------------------------------------------------------------------------------
                                      16    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES D (GLOBAL) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
MEXICO - 1.6%
Fomento Economico Mexicano
   S.A. de C.V.                          468,800    $ 2,143,806
Grupo Modelo S.A. de C.V. (Cl.C)         620,700      1,554,306
Grupo Televisa S.A. ADR                   66,533      3,011,949
Telefonos de Mexico S.A.
   de C.V. ADR                             9,210        306,417
                                                    -----------
                                                      7,016,478
NETHERLANDS - 2.7%
ABN Amro Holding N.V.                    182,800      3,998,817
Aegon N.V.                               267,122      3,220,691
Koninklijke (Royal) Philips
   Electronics N.V.                       15,195        409,117
Qiagen N.V.*                             133,047      1,568,536
Unilever N.V.                              5,610        382,905
Wolters Kluwer N.V.                      116,729      2,118,914
                                                    -----------
                                                     11,698,980
NORWAY - 1.0%
Tandberg ASA                             420,000      4,438,433

SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.           953,466      2,302,778

SPAIN - 0.6%
Amadeus Global Travel
   Distribution S.A.                     227,939      1,494,766
Antena 3 Television S.A.*                    108          5,716
Endesa S.A.                               14,755        284,354
Repsol YPF S.A. ADR                       15,435        337,409
Telefonica S.A.                           32,180        475,694
                                                    -----------
                                                      2,597,939
SWEDEN - 3.4%
Hennes & Mauritz AB (Cl.B)               318,900      8,233,965
Telefonaktiebolaget LM Ericsson
   (Cl.B)*                             2,093,700      6,170,244
                                                    -----------
                                                     14,404,209
SWITZERLAND - 2.0%
Nestle S.A.                                2,023        539,510
Novartis AG                               64,993      2,867,186
Roche Holding AG                          50,446      4,994,653
Swiss Re                                   4,096        266,057
                                                    -----------
                                                      8,667,406

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing
   Company, Ltd. ADR                     444,191      3,691,230

UNITED KINGDOM - 14.3%
3i Group plc**                           147,030    $ 1,635,829
Astrazeneca plc                           42,700      1,915,777
BP plc ADR                                65,875      3,528,924
Bae Systems plc                           98,425        390,455
Boots Group plc                          165,435      2,062,612
Cable & Wireless plc*                     83,920        197,465
Cadbury Schweppes plc                    529,384      4,564,979


                                        NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)                SHARES        VALUE
----------------------------------------------------------------
UNITED KINGDOM (continued)
Diageo plc                                65,440      $ 882,352
Dixons Group plc                       1,460,193      4,362,678
Lloyds TSB Group plc                      28,463        222,859
Pearson plc                              314,860      3,834,255
Reckitt Benckiser plc                    327,417      9,274,697
Reed Elsevier plc                        228,773      2,221,681
Rentokil Initial plc                     471,084      1,236,615
Royal Bank of Scotland Group plc         220,182      6,348,870
Shell Transport & Trading
   Company plc                            39,974        293,234
Smith & Nephew plc                       214,890      2,312,887
Vodafone Group plc                     6,698,660     14,699,102
WPP Group plc                            172,380      1,753,748
                                                    -----------
                                                     61,739,019
UNITED STATES - 39.2%
Advanced Micro Devices, Inc.*            310,700      4,940,130
Affymetrix, Inc.*                         67,100      2,196,183
Amazon.com, Inc.*                         45,200      2,458,880
Amdocs, Ltd.*                             66,300      1,553,409
American Express Company                  67,800      3,483,564
Amgen, Inc.*                              43,600      2,379,252
Applera Corporation - Applied
   Biosystems Group                       80,700      1,755,225
BEA Systems, Inc.*                       137,142      1,127,307
Bank One Corporation                     153,100      7,808,100
Berkshire Hathaway, Inc. (Cl.B)*           1,190      3,516,450
Boeing Company                            45,200      2,309,268
Burlington Resources, Inc.                53,000      1,917,540
Cadence Design Systems, Inc.*            298,400      4,365,592
Charles Schwab Corporation               140,100      1,346,361
ChevronTexaco Corporation                 38,177      3,592,837
Circuit City Stores, Inc.                205,199      2,657,327
Cisco Systems, Inc.*                     148,900      3,528,930
Citigroup, Inc.                           32,133      1,494,184
Coach, Inc.*                              27,200      1,229,168
Commerce Bancorp, Inc.                    14,600        803,146
Electronic Arts, Inc.*                    12,900        703,695
Eli Lilly & Company                       25,700      1,796,687
Everest Re Group, Ltd.                    20,500      1,647,380
Express Scripts, Inc.*                    26,000      2,059,980
Gap, Inc.                                 85,500      2,073,375
Genentech, Inc.*                          42,100      2,366,020
Genzyme Corporation*                      39,500      1,869,535
Gilead Sciences, Inc.*                    56,700      3,798,900
Gillette Company                          84,200      3,570,080
GlobalSantaFe Corporation                145,300      3,850,450
Human Genome Sciences, Inc.*              48,720        566,614
IMS Health, Inc.                          85,500      2,004,120
International Business Machines
   Corporation                            17,375      1,531,606
International Game Technology             46,700      1,802,620
JDS Uniphase Corporation*                730,100      2,767,079


--------------------------------------------------------------------------------
                                      17    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES D (GLOBAL) (CONTINUED)
----------------------------------------------------------------

                                       PRINCIPAL
                                       AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
UNITED STATES (CONTINUED)
Juniper Networks, Inc.*                   69,300    $ 1,702,701
Lockheed Martin Corporation               37,900      1,973,832
MBNA Corporation                         155,700      4,015,503
Millennium Pharmaceuticals, Inc.*         45,100        622,380
Mylan Laboratories, Inc.                  70,200      1,421,550
National Semiconductor
   Corporation*                          183,200      4,028,568
Nektar Therapeutics*2                     57,269        914,467
Northern Trust Corporation                31,200      1,319,136
Northrop Grumman Corporation              40,400      2,169,480
Novell, Inc.*                            211,800      1,777,002
Panera Bread Company*                     18,700        670,956
Pfizer, Inc.                             106,699      3,657,642
Qualcomm, Inc.                           170,720     12,459,146
Quest Diagnostics, Inc.                   44,300      3,763,285
Radioshack Corporation                    51,700      1,480,171
Raytheon Company                          94,200      3,369,534
Red Hat, Inc.*                           101,000      2,319,970
Schering-Plough Corporation              125,000      2,310,000
Scientific-Atlanta, Inc.                  49,830      1,719,135
Sirius Satellite Radio, Inc.*          3,994,549     12,303,211
Starbuck's Corporation*                   54,200      2,356,616
Sun Microsystems, Inc.*                  463,800      2,012,892
Sybase, Inc.*                             90,851      1,635,318
Symantec Corporation*                     50,500      2,210,890
Transocean, Inc.*                        147,200      4,259,968
Veritas Software Corporation*             49,700      1,376,690
Wachovia Corporation                      97,647      4,345,292
                                                    -----------
                                                    169,066,329
                                                   ------------
   Total common stocks
    (cost $335,914,349) - 97.3%                     419,419,986

PREFERRED STOCKS
BRAZIL - 0.6%
Tele Norte Leste Participacoes S.A.  228,039,029      2,886,384

GERMANY - 1.1%
Porsche AG                                 6,919      4,630,322
                                                   ------------
   Total preferred stocks
    (cost $6,354,961) - 1.7%                          7,516,706

REPURCHASE AGREEMENT
State Street, 0.25%, 07-01-04
   (Collateralized by U.S. Treasury Bond,
   10-28-04 with a market value
   of $3,368,187 and a repurchase
   amount of $3,299,365) - 0.8%       $3,299,342      3,299,342
                                                   ------------
   Total repurchase agreement
    (cost $3,299,342) - 0.8%                          3,299,342
                                                   ------------
   Total investments
    (cost $345,629,590) - 99.8%                     430,242,435
   Cash & other assets, less liabilities - 0.2%         673,804
                                                   ------------
   Total net assets - 100.0%                       $430,916,239
                                                   ============

AT JUNE 30, 2004 SERIES D'S INVESTMENT CONCENTRATION
BY INDUSTRY WAS AS FOLLOWS:
Aerospace & Defense                                      0.1%
Air Freight & Logistics                                  3.2%
Automobiles                                              2.1%
Beverages                                                2.5%
Biotechnology                                            3.6%
Capital Markets                                          1.0%
Chemicals                                                0.2%
Commercial Banks                                         1.9%
Commercial Services & Supplies                           0.6%
Communications Equipment                                 8.3%
Computers & Peripherals                                  0.8%
Construction & Engineering                               0.2%
Consumer Finance                                         2.3%
Diversified Financial Services                           7.2%
Diversified Telecommunications                           3.7%
Electric Utilities                                       0.1%
Electronic Equipment & Instruments                       0.9%
Energy Equipment & Services                              0.9%
Food & Staples Retailing                                 1.2%
Food Products                                            0.2%
Gas Utilities                                            0.5%
Health Care Equipment & Supplies                         1.4%
Health Care Providers & Services                         1.8%
Hotels, Restaurants & Leisure                            1.4%
Household Durables                                       2.6%
Household Products                                       2.6%
Insurance                                                4.3%
Internet & Catalog Retail                                0.6%
Internet Software & Services                             1.3%
IT Services                                              0.8%
Machinery                                                0.3%
Media                                                    8.5%
Oil & Gas                                                5.7%
Paper & Forest Products                                  0.9%
Personal Products                                        1.2%
Pharmaceuticals                                          8.1%
Semiconductors & Semiconductor Equipment                 2.9%
Software                                                 4.6%
Specialty Retail                                         1.0%
Textiles, Apparel & Luxury Goods                         2.7%
Wireless Telecommunications                              4.8%
Repurchase Agreement                                     0.8%
Cash & other assets, less liabilities                    0.2%
                                                      -------
                                                       100.0%
                                                      =======

*Non-income producing security
**Passive Foreign Investment Company
ADR (American Depositary Receipt)
plc (public limited company)
(1)Principal amount on foreign bond is reflected in a local currency (e.g. Indian Rupee) while market value is reflected in U.S. dollars.
(2)Security is restricted. The total market value of restricted security is $914,467 (cost $650,000), or 0.2% of total net assets. The acquisition date was March 25, 2004.

--------------------------------------------------------------------------------
                                      18    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
SERIES D (GLOBAL) (CONTINUED)


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL RETURNS
                         AS OF JUNE 30, 2004(1)

                1 YEAR         5 YEARS        10 YEARS
SERIES D        32.47%         7.45%          10.28%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                      19    See accompanying notes.

                   This page left blank intentionally.












--------------------------------------------------------------------------------
                                      20

                                    SERIES E
                            DIVERSIFIED INCOME SERIES












                                 [LOGO] SECURITY
                                      FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------
                                      21

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES E (DIVERSIFIED INCOME)
----------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS                          AMOUNT         VALUE
----------------------------------------------------------------
AIRLINES - 2.0%
American Airlines, 7.858% - 2011      $1,200,000     $1,193,765
Continental Airlines, Inc.,
   7.434% - 2004                         650,000        637,770
Qantas Airways, 5.125% - 2013(1)         600,000        559,286
Southwest Airlines Company,
   7.875% - 2007                         700,000        775,872
                                                    -----------
                                                      3,166,693

AUTOMOTIVE - 2.1%
Ford Motor Credit Company:
   6.50% - 2007                          600,000        605,639
   5.80% - 2009                          650,000        682,973
General Motors, 8.80% - 2021           1,250,000      1,370,152
Johnson Controls, Inc.,
   4.875% - 2013                         600,000        590,148
                                                    -----------
                                                      3,248,912

BANKING - 4.5%
BCH Cayman Islands, Ltd.,
   7.70% - 2006                          700,000        757,440
BankBoston Capital Trust,
   1.97% - 2028(3)                     1,200,000      1,134,904
Chase Capital III, 1.86% - 2027(3)     1,200,000      1,141,062
Credit Suisse First Boston USA,
   6.125% - 2011                         600,000        631,516
Den Danske Bank, 7.40% - 2010(1),(3)     800,000        878,855
Key Bank N.A., 7.00% - 2011              700,000        769,535
Regions Financial Corporation,
   7.00% - 2011                        1,000,000      1,120,925
US Central Credit Union,
   2.70% - 2009                          625,000        610,462
                                                    -----------
                                                      7,044,699

BROKERAGE - 0.9%
Legg Mason, Inc., 6.75% - 2008           650,000        704,823
Waddell & Reed Financial, Inc.,
   7.50% - 2006                          650,000        693,566
                                                    -----------
                                                      1,398,389

BUILDING MATERIALS - 0.8%
CRH America, Inc., 6.95% - 2012          600,000        659,267
Masco Corporation, 5.875% - 2012         600,000        623,164
                                                    -----------
                                                      1,282,431

CHEMICALS - 1.2%
PPG Industries Inc., 7.40% - 2019        650,000        756,657
Pioneer Hi Bred International, Inc.,
   5.75% - 2009                        1,000,000      1,056,512
                                                    -----------
                                                      1,813,169

CONSUMER PRODUCTS - 0.4%
Newell Rubbermaid, Inc.,
   6.75% - 2012                          600,000        655,994

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
----------------------------------------------------------------
DIVERSIFIED MANUFACTURING - 2.0%
General Electric Company,
   5.00% - 2013                        $ 600,000      $ 590,504
Hutchison Whampoa International,
   Ltd., 5.45% - 2010(1)               1,250,000      1,226,912
Tyco International, Ltd., 7.00% - 2028   650,000        689,971
United Technologies Corporation,
   6.35% - 2011                          650,000        705,979
                                                    -----------
                                                      3,213,366

ELECTRIC UTILITIES - 2.0%
Arizona Public Service Company,
   6.375% - 2011                         600,000        637,825
Calpine Corporation, 8.75% - 2007        500,000        355,000
Cincinnati Gas & Electric Company,
   5.70% - 2012                          600,000        613,449
East Coast Power LLC:
    6.737% - 2008                         81,003         81,887
    7.066% - 2012                        140,867        142,667
National Rural Utilities,
   5.50% - 2005                          700,000        711,987
Oncor Electric Delivery,
   6.375% - 2015                         600,000        631,859
                                                    -----------
                                                      3,174,674

ENTERTAINMENT - 1.2%
Liberty Media Corporation,
   7.875% - 2009                         600,000        674,701
Time Warner, Inc., 7.25% - 2008          600,000        626,729
Viacom, Inc., 5.625% - 2007              600,000        630,236
                                                    -----------
                                                      1,931,666

FINANCIAL COMPANIES - CAPTIVE CONSUMER - 0.4%
GMAC, 6.125% - 2006                      650,000        676,884

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.8%
Countrywide Capital, 8.00% - 2026        700,000        742,885
SLM Corporation, 5.05% - 2014            600,000        576,341
                                                    -----------
                                                      1,319,226

FINANCIAL COMPANIES - NONCAPTIVE-DIVERSIFIED - 1.4%
CIT Group Holdings, Inc.,
   7.625% - 2005                         350,000        368,933
Core Investment Grade Trust,
   4.727% - 2007                       1,200,000      1,225,632
General Electric Cap Corporation,
   5.875% - 2012                         600,000        629,254
                                                    -----------
                                                      2,223,819
FINANCIAL-OTHER - 1.0%
Abbey National plc, 6.69% - 2005         725,000        760,684
Bank of America Corporation,
   7.80% - 2010                          650,000        746,965
                                                    -----------
                                                      1,507,649


--------------------------------------------------------------------------------
                                      22    See accompanying notes.

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES E (DIVERSIFIED INCOME) (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT        VALUE
----------------------------------------------------------------
FOOD & BEVERAGE - 0.5%
Fosters Brewing Group,
   6.875% - 2011(1)                    $ 650,000      $ 713,526

GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005                         300,000        315,375

HEALTH CARE - 0.4%
Anthem, Inc., 6.80%- 2012                600,000        658,492

INDEPENDENT ENERGY - 0.9%
Devon Financing Corporation, ULC.,
   6.875% - 2011                         600,000        653,194
Pancanadian Petroleum,
   6.30% - 2011                          750,000        796,485
                                                   ------------
                                                      1,449,679

INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012          625,000        651,054

INSURANCE - PROPERTY & CASUALTY - 0.5%
Nationwide Mutual Insurance,
   8.25% - 2031(1)                       650,000        766,353

INTEGRATED ENERGY - 0.5%
Conoco, Inc., 6.95% - 2029               650,000        715,616

LODGING - 0.1%
HMH Properties, Inc., 7.875% - 2008      160,000        164,000

MEDIA - CABLE - 2.3%
Comcast Corporation, 5.30% - 2014        625,000        601,612
Cox Communications, Inc.,
   6.40% - 2008                          625,000        665,817
Cox Enterprises, 4.375% - 2008(1)        600,000        597,866
Jones Intercable, Inc.,
   7.625% - 2008                         500,000        551,288
Lenfest Communications,
   10.50% - 2006                         500,000        562,934
Time Warner Entertainment,
   7.25% - 2008                          600,000        659,696
                                                   ------------
                                                      3,639,213
MEDIA - NON-CABLE - 1.2%
Clear Channel Communications,
   4.625% - 2008                         600,000        606,328
Thompson Corporation,
   4.75% - 2010                        1,250,000      1,249,243
                                                   ------------
                                                      1,855,571
NATURAL GAS PIPELINES - 1.6%
Consolidated Natural Gas,
   6.625% - 2013                         600,000        648,223
Duke Energy Field Services,
   7.50% - 2005                          700,000        734,926
Express Pipeline LP, 6.47% - 2011(1)     451,200        463,157
Kinder Morgan Energy, 7.50% - 2010       600,000        673,534
                                                   ------------
                                                      2,519,840

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
----------------------------------------------------------------
OIL FIELD SERVICES - 0.5%
Transocean Offshore, Inc.,
   8.00% - 2027                        $ 700,000      $ 816,373

PHARMACEUTICALS - 0.5%
Eli Lilly & Company, 7.125% - 2025       650,000        743,888

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership,
   5.15% - 2011                        1,200,000      1,162,408

RETAILERS - 0.5%
Tandy Corporation, 6.95% - 2007          750,000        816,387

SERVICES - 0.1%
American Eco Corporation,
   9.625% - 2008*(4),(5)                 500,000             -
Mastec, Inc., 7.75% - 2008               200,000        172,000
                                                   ------------
                                                        172,000
SUPERMARKETS - 0.5%
Safeway, Inc., 6.50% - 2008              700,000        748,477

TECHNOLOGY - 1.3%
Electronic Data Systems,
   7.125% - 2009                         600,000        627,884
Pitney Bowes, Inc., 5.875% - 2006        650,000        682,692
Science Applications International,
   7.125% - 2032                         600,000        655,465
                                                   ------------
                                                      1,966,041

TELECOMMUNICATIONS - WIRELESS - 0.4%
Vodafone Group plc, 7.625 - 2005         650,000        671,654

TELECOMMUNICATIONS - WIRELINES - 0.7%
GTE Corporation, 7.51% - 2009          1,000,000      1,118,465

TRANSPORTATION SERVICES - 1.6%
ERAC USA Finance Company:
   7.35% - 2008(1)                       600,000        662,906
   6.70% - 2034(1)                     1,800,000      1,802,543
                                                   ------------
                                                      2,465,449
                                                   ------------
   Total corporate bonds
    (cost $55,581,888) - 36.1%                       56,787,432






--------------------------------------------------------------------------------
                                      23    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES E (DIVERSIFIED INCOME) (CONTINUED)
----------------------------------------------------------------

MORTGAGE BACKED                        PRINCIPAL      MARKET
SECURITIES                              AMOUNT         VALUE
----------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCIES - 35.8%
Federal Home Loan Mortgage Corporation:
   FG #E01488, 5.00% - 2018           $2,754,649    $ 2,763,550
   FG #E01538, 5.00% - 2018            2,836,433      2,845,597
   FHR #188 H CMO, 7.00% - 2021            4,349          4,352
   #C44050, 7.00% - 2030                 129,769        137,338
   #C01079, 7.50% - 2030                  72,605         78,226
   #C01172, 6.50% - 2031                 217,411        226,778
   #C01210, 6.50% - 2031                 233,045        243,270
   #C50964, 6.50% - 2031                 211,256        220,358
   #C50967, 6.50% - 2031                  87,122         90,944
   #C01277, 7.00% - 2031                 345,273        364,412
   #C01292, 6.00% - 2032                 729,636        747,511
   #C62801, 6.00% - 2032                 389,383        398,922
   #C01287, 6.50% - 2032                 484,718        505,602
   #C76358, 5.00% - 2033               3,346,204      3,240,800
   #C78238, 5.50% - 2033               3,306,397      3,302,104
   #A16943, 6.00% - 2033               2,596,677      2,655,421
   #A17903, 6.00% - 2034               2,751,938      2,814,134

Federal National Mortgage Association:
   FNCI #720714, 4.50% - 2018          2,789,488      2,733,302
   FNCI #750465, 5.00% - 2018          2,878,029      2,888,272
   FNR 1990-68 J, 6.95% - 2020            11,401         12,089
   FNR 1990-103 K, 7.50% - 2020            2,888          2,982
   #252806, 7.50% - 2029                 199,332        213,749
   #252874, 7.50% - 2029                  74,262         79,633
   #535277, 7.00% - 2030                 144,993        153,030
   #551262, 7.50% - 2030                  56,740         60,826
   #190307, 8.00% - 2030                  89,012         96,783
   #253356, 8.00% - 2030                 108,967        118,480
   #541735, 8.00% - 2030                  84,480         91,856
   #535838, 6.50% - 2031                 185,958        193,768
   #585348, 6.50% - 2031                 181,183        188,793
   #591381, 6.50% - 2031                 271,167        282,555
   #254477, 5.50% - 2032               1,824,302      1,817,939
   #254198, 6.00% - 2032                 744,774        761,261
   #254377, 6.00% - 2032               1,240,866      1,269,030
   #254478, 6.00% - 2032                 664,109        679,182
   #666750, 6.00% - 2032               1,337,203      1,366,805
   #254346, 6.50% - 2032                 424,382        442,204
   #545691, 6.50% - 2032                 635,845        662,548
   #659790, 6.50% - 2032                 534,126        556,553
   #702879, 5.00% - 2033               2,069,157      2,005,333
   #709805, 5.00% - 2033               2,741,597      2,657,031
   #658077, 5.50% - 2033               1,679,711      1,677,479
   #688328, 5.50% - 2033               1,910,250      1,906,629
   #689108, 5.50% - 2033               1,616,846      1,614,698
   #709748, 5.50% - 2033               2,965,323      2,961,383
   #713971, 5.50% - 2033               2,835,233      2,829,859
   #754903, 5.50% - 2033               2,763,262      2,747,291
   #725033, 6.00% - 2034               2,569,940      2,626,703
                                                   ------------
                                                     56,337,365


MORTGAGE BACKED                        PRINCIPAL      MARKET
SECURITIES (CONTINUED)                  AMOUNT         VALUE
----------------------------------------------------------------
U.S. GOVERNMENT SPONSORED SECURITIES - 3.0%
Government National Mortgage Association:
   #301465, 9.00% - 2021                $ 23,879       $ 26,283
   #305617, 9.00% - 2021                  26,009         28,628
   #313107, 7.00% - 2022                 256,846        272,910
   #352022, 7.00% - 2023                 165,393        175,737
   #369303, 7.00% - 2023                 147,748        156,989
   #780454, 7.00% - 2026                 280,273        297,802
   #462680, 7.00% - 2028                 200,202        212,723
   #482668, 7.00% - 2028                 198,164        210,557
   #518436, 7.25% - 2029                  65,341         69,992
   #494109, 7.50% - 2029                 209,394        225,696
   #510704, 7.50% - 2029                  80,360         86,616
   #781079, 7.50% - 2029                  76,502         82,458
   #479229, 8.00% - 2030                  39,482         43,164
   #479232, 8.00% - 2030                  90,039         98,435
   #508342, 8.00% - 2030                 146,239        159,876
   #538285, 6.50% - 2031                 287,704        300,974
   #561561, 6.50% - 2031                 407,183        426,048
   #564472, 6.50% - 2031                 561,344        587,351
   #781414, 5.50% - 2032                 633,553        633,817
   #552324, 6.50% - 2032                 456,895        477,969
   II #181907, 9.50% - 2020               23,212         26,071
   II #2445, 8.00% - 2027                121,509        132,354
   II #2909, 8.00% - 2030                 76,742         83,591
                                                   ------------
                                                      4,816,041
NON-AGENCY SECURITIES - 1.4%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2007 CMO           1,500,000      1,634,849
   1998-1B, 6.56% - 2008 CMO             500,000        539,971
Global Rate Eligible Asset Trust
   1998-A, 7.33% - 2006(5)               807,558             81
                                                   ------------
                                                      2,174,901
                                                   ------------
Total mortgage backed securities
    (cost $64,283,831) - 40.2%                       63,328,307

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
Federal Farm Credit Bank,
   5.45% - 2013                        1,000,000      1,024,539
Federal Home Loan Bank:
   6.375% - 2006                         900,000        960,053
   5.20% - 2008                        2,000,000      2,022,018
Federal Home Loan Mortgage Corporation,
   2.850% - 2007                       3,000,000      2,961,792
Federal National Mortgage Association:
   FNMA, 7.125% - 2005                 2,000,000      2,065,162
   FNMA, 3.00% - 2006(2)               3,000,000      3,014,430
   FNMA, 6.00% - 2008                    850,000        915,523
   FNMA, 7.25% - 2010                  2,000,000      2,276,810
   FNMA, 5.50% - 2011                  3,500,000      3,660,797
   FNMA, 4.00% - 2013(2)               1,935,000      1,906,995
   FNMA, 6.625% - 2030                   750,000        825,420
   FNMA, 7.125% - 2030                 1,000,000      1,164,974
                                                   ------------
   Total U.S. government sponsored agency bonds & notes
    (cost $22,047,728) - 14.5%                       22,798,513


--------------------------------------------------------------------------------
                                      24    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES E (DIVERSIFIED INCOME) (CONTINUED)
----------------------------------------------------------------

U.S. GOVERNMENT                       PRINCIPAL        MARKET
SECURITIES                             AMOUNT          VALUE
----------------------------------------------------------------
U.S. Treasury Notes:
   6.25% - 2007                       $1,750,000    $ 1,891,094
   5.00% - 2011                        2,500,000      2,609,862
                                                   ------------
   Total U.S. government securities
    (cost $4,330,488) - 2.9%                          4,500,956

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U. S. Treasury
   Note, 12-31-04 with a  value of
   $9,729,000 and a repurchase
   amount of $8,557,180)               8,557,000      8,557,000
                                                   ------------
   Total repurchase agreement
    (cost $8,557,000) - 5.4%                          8,557,000
                                                   ------------
   Total investments (cost $154,800,935) - 99.1%    155,972,208
   Cash & other assets, less liabilities - 0.9%       1,484,638
                                                   ------------
   Total net assets - 100.0%                       $157,456,846
                                                   ============


*Non-income producing security
CMO (Collateralized Mortgage Obligation) plc (public limited company)
(1)Security is a 144A series.The total market value of 144A securities is $7,671,404 (cost $7,475,979), or 4.9% of total net assets.
(2)Security is a step bond. Rate indicated is rate effective at June 30, 2004.
(3)Variable rate security. Rate indicated is rate effective at June 30, 2004.
(4)Security is in default due to bankruptcy.
(5)Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $81, or 0.0% or net assets.


--------------------------------------------------------------------------------

                            Average Annual Returns
                            as of June 30, 2004(1)

                   1 Year         5 Years       10 Years
Series E           (0.92%)         5.39%          5.90%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                                      25    See accompanying notes.

                   This page left blank intentionally.











--------------------------------------------------------------------------------
                                      26

                                  SERIES G
                          LARGE CAP GROWTH SERIES











                             [LOGO] SECURITY
                                    FUNDS
                                  ADVISOR,
                     SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------
                                      27

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES G (LARGE CAP GROWTH)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
----------------------------------------------------------------
ADVERTISING - 1.1%
Omnicom Group, Inc.                        6,285      $ 476,969

AEROSPACE & DEFENSE - 3.6%
General Dynamics Corporation               8,000        794,400
United Technologies Corporation            8,300        759,284
                                                   ------------
                                                      1,553,684
AIR FREIGHT & LOGISTICS - 2.1%
FedEx Corporation                         11,200        914,928

AIRLINES - 0.8%
Southwest Airlines Company                21,000        352,170

BIOTECHNOLOGY - 3.8%
Amgen, Inc.*                              30,200      1,648,014

BREWERS - 1.5%
Anheuser-Busch Companies, Inc.            12,100        653,400

BROADCASTING & CABLE TV - 1.8%
Comcast Corporation*                      27,600        773,628

COMMUNICATIONS EQUIPMENT - 6.7%
ADC Telecommunications, Inc.*            164,100        466,044
Advance Fibre
   Communications, Inc.*                  27,600        557,520
Cisco Systems, Inc.*                      73,400      1,739,580
Emulex Corporation*                       10,200        145,962
Finisar Corporation*                      10,600         20,988
                                                   ------------
                                                      2,930,094
COMPUTER HARDWARE - 2.8%
Dell, Inc.*                               26,800        959,976
International Business Machines
   Corporation                             2,800        246,820
                                                   ------------
                                                      1,206,796
CONSUMER FINANCE - 0.7%
MBNA Corporation                          12,100        312,059

DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
First Data Corporation                    29,100      1,295,532

DEPARTMENT STORES - 1.5%
Kohl's Corporation*                       15,500        655,340

DRUG RETAIL - 1.4%
CVS Corporation                           14,600        613,492

ELECTRONIC MANUFACTURING SERVICES - 0.5%
Molex, Inc.                                6,800        218,144

EXCHANGE TRADED FUNDS - 1.5%
iShares Russell 1000 Growth               13,500        646,650

GENERAL MERCHANDISE STORES - 0.7%
Target Corporation                         6,800        288,796

HEALTH CARE DISTRIBUTORS - 2.7%
Cardinal Health, Inc.                     16,500      1,155,825

HEALTH CARE EQUIPMENT - 1.0%
Medtronic, Inc.                            9,000        438,480

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
----------------------------------------------------------------
HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc.                          31,200     $1,098,240
Lowe's Companies, Inc.                     1,300         68,315
                                                   ------------
                                                      1,166,555
HOTELS, RESORTS & CRUISE LINES - 1.2%
Carnival Corporation                      11,100        521,700

HOUSEHOLD PRODUCTS - 1.5%
Colgate-Palmolive Company                  5,400        315,630
Procter & Gamble Company                   6,000        326,640
                                                   ------------
                                                        642,270

HYPERMARKETS & SUPERCENTERS - 2.5%
Wal-Mart Stores, Inc.                     20,600      1,086,856

INDUSTRIAL CONGLOMERATES - 4.3%
3M Company                                 3,700        333,037
General Electric Company                  47,900      1,551,960
                                                   ------------
                                                      1,884,997

INSURANCE BROKERS - 0.7%
Marsh & McLennan Companies, Inc.           6,300        285,894

INTERNET RETAIL - 0.3%
eBay, Inc.*                                1,200        110,340

INVESTMENT BANKING & BROKERAGE - 0.9%
Goldman Sachs Group, Inc.                  4,100        386,056

LIFE & HEALTH INSURANCE - 0.9%
Aflac, Inc.                                9,500        387,695

MOTORCYCLE MANUFACTURERS - 2.0%
Harley-Davidson, Inc.                     13,900        860,966

MOVIES & ENTERTAINMENT - 2.5%
Viacom, Inc. (Cl.B)                       30,800      1,100,176

MULTI-LINE INSURANCE - 2.5%
American International Group, Inc.        15,400      1,097,712

OIL & GAS EQUIPMENT & SERVICES - 0.8%
BJ Services Company*                       5,800        265,872
Halliburton Company                        3,500        105,910
                                                   ------------
                                                        371,782
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.0%
Citigroup, Inc.                            9,800        455,700

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc.                        3,900        179,946

PHARMACEUTICALS - 13.5%
Abbott Laboratories                       15,000        611,400
Eli Lilly & Company                        4,800        335,568
Johnson & Johnson                         25,700      1,431,490
Pfizer, Inc.                              92,400      3,167,472
Wyeth                                      9,700        350,752
                                                   ------------
                                                      5,896,682


--------------------------------------------------------------------------------
                                      28    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES G (LARGE CAP GROWTH) (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
----------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 0.9%
Chubb Corporation                          5,500      $ 374,990

SEMICONDUCTOR EQUIPMENT - 1.0%
Applied Materials, Inc.*                  22,100        433,602

SEMICONDUCTORS - 5.8%
Analog Devices, Inc.                      14,800        696,784
Intel Corporation                         44,400      1,225,440
Texas Instruments, Inc.                   25,400        614,172
                                                   ------------
                                                      2,536,396

SOFT DRINKS - 4.0%
Coca-Cola Company                         10,600        535,088
Pepsico, Inc.                             22,300      1,201,524
                                                   ------------
                                                      1,736,612
SYSTEMS SOFTWARE - 7.3%
Microsoft Corporation                     72,800      2,079,168
Oracle Corporation*                       49,200        586,956
Veritas Software Corporation*             19,100        529,070
                                                   ------------
                                                      3,195,194
                                                   ------------
   Total common stocks
    (cost $37,647,905) -  93.9%                      40,846,122

REPURCHASE AGREEMENT
State Street,  0.25%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   3.50%, 11-15-06 with a value of
   $2,121,350 and a repurchase
   amount of $2,078,425)              $2,078,414      2,078,414
                                                   ------------
   Total repurchase agreement
    (cost $2,078,414) - 4.8%                          2,078,414
                                                   ------------
   Total investments
    (cost $39,726,319) - 98.7%                       42,924,536
   Cash & other assets, less liabilities - 1.3%         587,117
                                                   ------------
   Total net assets - 100.0%                        $43,511,653
                                                   ============
*Non-income producing security



--------------------------------------------------------------------------------
                              AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                   1 Year       Since Inception
                                    (5-1-00)
Series G            12.50%          (10.80%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      29    See accompanying notes.

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--------------------------------------------------------------------------------
                                      30

                                   SERIES H
                           ENHANCED INDEX SERIES












                            [LOGO] NORTHERN TRUST

                                 SUBADVISOR,
                                 NORTHERN TRUST


--------------------------------------------------------------------------------
                                      31

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES H (ENHANCED INDEX)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
---------------------------------------------------------------
ADVERTISING - 0.1%
Omnicom Group, Inc.                          500       $ 37,945

AEROSPACE & DEFENSE - 1.8%
Boeing Company                             1,300         66,417
General Dynamics Corporation               1,200        119,160
Goodrich Corporation                         400         12,932
Honeywell International, Inc.              1,400         51,282
Lockheed Martin Corporation                2,100        109,368
Northrop Grumman Corporation               1,200         64,440
United Technologies Corporation            2,600        237,848
                                                   ------------
                                                        661,447
AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company             6,400        107,392

AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corporation                          1,700        138,873
United Parcel Service, Inc. (Cl.B)         3,500        263,095
                                                   ------------
                                                        401,968

ALUMINUM - 0.5%
Alcoa, Inc.                                5,200        171,756

APPAREL RETAIL - 0.4%
Gap, Inc.                                    200          4,850
Limited Brands                             5,200         97,240
TJX Companies, Inc.                        1,100         26,554
                                                   ------------
                                                        128,644

APPLICATION SOFTWARE - 0.5%
Compuware Corporation*                     2,800         18,480
Parametric Technology Corporation*         7,200         36,000
Peoplesoft, Inc.*                          5,300         98,050
Siebel Systems, Inc.*                      1,400         14,952
                                                   ------------
                                                        167,482

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.             1,000         29,480
Federated Investors, Inc. (Cl.B)             100          3,034
Franklin Resources, Inc.                   1,200         60,096
Mellon Financial Corporation               3,800        111,454
State Street Corporation                   2,600        127,504
                                                   ------------
                                                        331,568

AUTO PARTS & EQUIPMENT - 0.2%
Visteon Corporation                        6,800         79,356

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company                         6,700        104,855
General Motors Corporation                 1,900         88,521
                                                   ------------
                                                        193,376
BIOTECHNOLOGY - 0.9%
Amgen, Inc.*                               4,000        218,280
Chiron Corporation*                        1,800         80,352
Genzyme Corporation*                         800         37,864
                                                   ------------
                                                        336,496

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
BREWERS - 0.6%
Adolph Coors Company (Cl.B)                  700       $ 50,638
Anheuser-Busch Companies, Inc.             3,100        167,400
                                                   ------------
                                                        218,038
BROADCASTING & CABLE TV - 0.8%
Clear Channel Communications, Inc.         3,900        144,105
Comcast Corporation*                       5,100        142,953
                                                   ------------
                                                        287,058

BUILDING PRODUCTS - 0.3%
Masco Corporation                          3,400        106,012

CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.               1,700         91,970

COMMUNICATIONS EQUIPMENT - 2.6%
Avaya, Inc.*                                 200          3,158
Cisco Systems, Inc.*                      25,700        609,090
Comverse Technology, Inc.*                 2,100         41,874
Corning, Inc.*                               600          7,836
Lucent Technologies, Inc.*                13,300         50,274
Motorola, Inc.                             5,000         91,250
Qualcomm, Inc.                             2,000        145,960
Scientific-Atlanta, Inc.                     300         10,350
Tellabs, Inc.*                               600          5,244
                                                   ------------
                                                        965,036

COMPUTER & ELECTRONICS RETAIL - 0.4%
Best Buy Company, Inc.                     1,400         71,036
Circuit City Stores, Inc.                  3,700         47,915
Radioshack Corporation                     1,400         40,082
                                                   ------------
                                                        159,033

COMPUTER HARDWARE - 3.3%
Dell, Inc.*                                8,500        304,470
Hewlett-Packard Company                   13,000        274,300
International Business Machines
   Corporation                             6,300        555,345
NCR Corporation*                             900         44,631
Sun Microsystems, Inc.*                    7,800         33,852
                                                   ------------
                                                      1,212,598

COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                           8,600         98,040

CONSTRUCTION & FARM MACHINERY - 1.0%
Caterpillar, Inc.                          2,100        166,824
Cummins, Inc.                                200         12,500
Deere & Company                            1,300         91,182
Paccar, Inc.                               1,500         86,985
                                                   ------------
                                                        357,491

CONSTRUCTION MATERIALS - 0.2%
Vulcan Materials Company                   1,900         90,345


--------------------------------------------------------------------------------
                                      32    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES H (ENHANCED INDEX) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
CONSUMER FINANCE - 1.2%
American Express Company                   3,600      $ 184,968
MBNA Corporation                           6,500        167,635
SLM Corporation                            2,000         80,900
                                                   ------------
                                                        433,503

DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
Automatic Data Processing, Inc.            1,700         71,196
Computer Sciences Corporation*             1,800         83,574
Convergys Corporation*                     3,500         53,900
First Data Corporation                     1,381         61,482
Fiserv, Inc.*                                800         31,112
Sungard Data Systems, Inc.*                1,900         49,400
                                                   ------------
                                                        350,664
DEPARTMENT STORES - 0.8%
Dillard's, Inc.                              200          4,460
Federated Department Stores, Inc.          1,900         93,290
May Department Stores Company              3,400         93,466
Nordstrom, Inc.                              100          4,261
Sears, Roebuck & Company                   2,100         79,296
                                                   ------------
                                                        274,773

DIVERSIFIED BANKS - 5.0%
Bank of America Corporation                6,332        535,814
Bank One Corporation                       9,353        477,003
U.S. Bancorp                               6,000        165,360
Wachovia Corporation                       5,900        262,550
Wells Fargo & Company                      6,600        377,718
                                                   ------------
                                                      1,818,445

DIVERSIFIED CAPITAL MARKETS - 0.0%
J.P. Morgan Chase & Company                  296         11,476

DIVERSIFIED CHEMICALS - 0.9%
Dow Chemical Company                       1,900         77,330
E.I. du Pont de Nemours &
   Company                                 2,800        124,376
Engelhard Corporation                      2,200         71,082
Hercules, Inc.*                              500          6,095
PPG Industries, Inc.                       1,000         62,490
                                                   ------------
                                                        341,373

DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Cendant Corporation                        5,600        137,088
Cintas Corporation                           500         23,835
Deluxe Corporation                           800         34,800
Equifax, Inc.                                500         12,375
H&R Block, Inc.                              900         42,912
                                                   ------------
                                                        251,010

DIVERSIFIED METALS & MINING - 0.1%
Phelps Dodge Corporation*                    300         23,253

DRUG RETAIL - 0.4%
Walgreen Company                           3,600        130,356

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
ELECTRIC UTILITIES - 1.5%
CMS Energy Corporation*                    2,800       $ 25,564
Edison International                       3,300         84,381
Entergy Corporation                        1,700         95,217
Exelon Corporation                         3,500        116,515
FPL Group, Inc.                            1,400         89,530
PPL Corporation                              400         18,360
Progress Energy, Inc.                      1,800         79,290
Progress Energy, Inc. - Contingent
   Value Obligation*                         700            245
Southern Company                             100          2,915
Teco Energy, Inc.                          1,900         22,781
                                                   ------------
                                                        534,798

ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
American Power Conversion Corporation      4,700         92,355
Emerson Electric Company                   1,500         95,325
Power-One, Inc.*                           2,500         27,450
                                                   ------------
                                                        215,130
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.7%
Agilent Technologies, Inc.*                3,300         96,624
Symbol Technologies, Inc.                  1,900         28,006
Tektronix, Inc.                            2,600         88,452
Thermo Electron Corporation*               1,200         36,888
                                                   ------------
                                                        249,970
ELECTRONIC MANUFACTURING SERVICES - 0.7%
Jabil Circuit, Inc.*                         600         15,108
Molex, Inc.                                3,000         96,240
Sanmina-Sci Corporation*                   2,900         26,390
Solectron Corporation*                    16,800        108,696
                                                   ------------
                                                        246,434
EMPLOYMENT SERVICES - 0.1%
Robert Half International, Inc.            1,400         41,678

ENVIRONMENTAL SERVICES - 0.3%
Waste Management, Inc.                     3,600        110,340

FOOD DISTRIBUTORS - 0.4%
Sysco Corporation                          4,100        147,067

FOOD RETAIL - 0.5%
Kroger Company*                            6,700        121,940
Safeway, Inc.*                             2,400         60,816
                                                   ------------
                                                        182,756
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                            200         15,150
Reebok International, Ltd.                 1,100         39,578
                                                   ------------
                                                         54,728
FOREST PRODUCTS - 0.4%
Louisiana-Pacific Corporation              2,300         54,395
Weyerhaeuser Company                       1,200         75,744
                                                   ------------
                                                        130,139

--------------------------------------------------------------------------------
                                      33    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES H (ENHANCED INDEX) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
GAS UTILITIES - 0.5%
Keyspan Corporation                        2,600       $ 95,420
Nicor, Inc.                                1,700         57,749
Nisource, Inc.                               900         18,558
                                                   ------------
                                                        171,727

GENERAL MERCHANDISE STORES - 0.4%
Dollar General Corporation                 1,800         35,208
Family Dollar Stores, Inc.                 1,200         36,504
Target Corporation                         1,500         63,705
                                                   ------------
                                                        135,417
GOLD - 0.0%
Newmont Mining Corporation                   200          7,752

HEALTH CARE DISTRIBUTORS - 0.5%
Cardinal Health, Inc.                      2,500        175,125

HEALTH CARE EQUIPMENT - 1.8%
Applera Corporation-Applied
   Biosystems Group                        3,500         76,125
Becton, Dickinson & Company                  600         31,080
Biomet, Inc.                               2,600        115,544
Boston Scientific Corporation*             1,200         51,360
Guidant Corporation                        2,400        134,112
Medtronic, Inc.                            4,100        199,752
Zimmer Holdings, Inc.*                       500         44,100
                                                   ------------
                                                        652,073

HEALTH CARE FACILITIES - 0.8%
HCA, Inc.                                  3,400        141,406
Health Management Associates, Inc.         3,000         67,260
Manor Care, Inc.                           2,500         81,700
                                                   ------------
                                                        290,366

HEALTH CARE SERVICES - 0.3%
IMS Health, Inc.                           2,300         53,912
Medco Health Solutions, Inc.*              1,720         64,500
                                                   ------------
                                                        118,412

HEALTH CARE SUPPLIES - 0.0%
Caremark RX, Inc.*                             1             16

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.                           9,700        341,440
Lowe's Companies, Inc.                     3,700        194,435
                                                   ------------
                                                        535,875

HOMEBUILDING - 0.1%
Centex Corporation                           900         41,175

HOTELS, RESORTS & CRUISE LINES - 0.1%
Carnival Corporation                         500         23,500

HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation                   700         43,491
Whirlpool Corporation                        200         13,720
                                                   ------------
                                                         57,211

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.5%
Clorox Company                             1,600       $ 86,048
Colgate-Palmolive Company                  2,100        122,745
Kimberly-Clark Corporation                 2,500        164,700
Procter & Gamble Company                   9,800        533,512
                                                   ------------
                                                        907,005
HYPERMARKETS & SUPERCENTERS - 2.3%
Costco Wholesale Corporation               3,300        135,531
Wal-Mart Stores, Inc.                     13,500        712,260
                                                   ------------
                                                        847,791

INDUSTRIAL CONGLOMERATES - 4.1%
3M Company                                 2,000        180,020
General Electric Company                  34,600      1,121,040
Textron, Inc.                                700         41,545
Tyco International, Ltd.                   4,500        149,130
                                                   ------------
                                                      1,491,735

INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc.             1,800         94,410

INDUSTRIAL MACHINERY - 0.6%
Crane Company                              1,400         43,946
Dover Corporation                          2,500        105,250
Illinois Tool Works, Inc.                    300         28,767
Pall Corporation                           1,600         41,904
                                                   ------------
                                                        219,867

INSURANCE BROKERS - 0.3%
Marsh & McLennan Companies, Inc.           2,400        108,912

INTEGRATED OIL & GAS - 4.7%
Chevrontexaco Corporation                  4,100        385,851
Conocophillips                             2,500        190,725
Exxon Mobil Corporation                   23,400      1,039,194
Marathon Oil Corporation                   2,600         98,384
Occidental Petroleum Corporation             200          9,682
                                                   ------------
                                                      1,723,836

INTEGRATED TELECOMMUNICATION SERVICES - 2.5%
AT&T Corporation                           5,700         83,391
Alltel Corporation                           300         15,186
Bellsouth Corporation                      9,000        235,980
Centurytel, Inc.                             700         21,028
Qwest Communications International,
   Inc.*                                   5,900         21,181
SBC Communications, Inc.                   9,900        240,075
Sprint Corporation (FON Group)               750         13,200
Verizon Communications, Inc.               7,900        285,901
                                                   ------------
                                                        915,942

INTERNET RETAIL - 0.5%
eBay, Inc.*                                1,800        165,510

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                              2,900        105,357


--------------------------------------------------------------------------------
                                      34    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES H (ENHANCED INDEX) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE - 2.0%
Charles Schwab Corporation                 9,100       $ 87,451
Goldman Sachs Group, Inc.                  2,200        207,152
Merrill Lynch & Company, Inc.              4,100        221,318
Morgan Stanley                             3,700        195,249
                                                   ------------
                                                        711,170

LEISURE PRODUCTS - 0.1%
Hasbro, Inc.                               2,900         55,100

LIFE & HEALTH INSURANCE - 1.1%
Aflac, Inc.                                  500         20,405
Jefferson-Pilot Corporation                1,400         71,120
Lincoln National Corporation                 100          4,725
Metlife, Inc.                              4,100        146,985
Prudential Financial, Inc.                 3,400        157,998
                                                   ------------
                                                        401,233

MANAGED HEALTH CARE - 0.9%
Cigna Corporation                          1,200         82,572
Humana, Inc.*                              4,800         81,120
Unitedhealth Group, Inc.                   2,400        149,400
Wellpoint Health Networks, Inc.*             100         11,201
                                                   ------------
                                                        324,293

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                      1,900        117,686

MOVIES & ENTERTAINMENT - 2.4%
Time Warner, Inc.*                        19,400        341,052
Viacom, Inc. (Cl.B)                        7,800        278,616
Walt Disney Company                        9,800        249,802
                                                   ------------
                                                        869,470

MULTI-LINE INSURANCE - 1.8%
American International Group, Inc.         8,100        577,368
Hartford Financial Services Group, Inc.      100          6,874
Loews Corporation                          1,500         89,940
                                                   ------------
                                                        674,182

MULTI-UTILITIES & UNREGULATED POWER - 0.7%
AES Corporation*                           9,700         96,321
Constellation Energy Group                 2,400         90,960
Duke Energy Corporation                      600         12,174
Public Service Enterprise Group, Inc.      1,000         40,030
                                                   ------------
                                                        239,485

OFFICE ELECTRONICS - 0.0%
Xerox Corporation*                           700         10,150

OIL & GAS DRILLING - 0.1%
Noble Corporation*                           600         22,734

OIL & GAS EQUIPMENT & SERVICES - 0.6%
BJ Services Company*                         600         27,504
Baker Hughes, Inc.                         1,200         45,180
Schlumberger, Ltd.                         2,400        152,424
                                                   ------------
                                                        225,108

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Anadarko Petroleum Corporation             1,800      $ 105,480
Burlington Resources, Inc.                   900         32,562
Devon Energy Corporation                     700         46,200
Kerr-McGee Corporation                     1,400         75,278
Unocal Corporation                         2,900        110,200
                                                   ------------
                                                        369,720

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.6%
Citigroup, Inc.                           18,500        860,250
Principal Financial Group, Inc.            2,600         90,428
                                                   ------------
                                                        950,678

PACKAGED FOODS & MEATS - 0.9%
Cambell Soup Company                       3,300         88,704
General Mills, Inc.                          200          9,506
Hershey Foods Corporation                  2,000         92,540
Sara Lee Corporation                       5,700        131,043
                                                   ------------
                                                        321,793

PAPER PACKAGING - 0.1%
Sealed Air Corporation*                      800         42,616

PAPER PRODUCTS - 0.2%
Georgia-Pacific Corporation                1,500         55,470
International Paper Company                  600         26,820
                                                   ------------
                                                         82,290

PERSONAL PRODUCTS - 0.2%
Gillette Company                           1,800         76,320

PHARMACEUTICALS - 8.1%
Abbott Laboratories                        6,400        260,864
Bristol-Myers Squibb Company               8,600        210,700
Eli Lilly & Company                        2,800        195,748
Forest Laboratories, Inc.*                   500         28,315
Hospira, Inc.*                             3,160         87,216
Johnson & Johnson                         10,000        557,000
King Pharmaceuticals, Inc.*                  200          2,290
Merck & Company, Inc.                      7,600        361,000
Mylan Laboratories, Inc.                   2,500         50,625
Pfizer, Inc.                              27,100        928,988
Schering-Plough Corporation                  700         12,936
Watson Pharmaceuticals, Inc.*              1,400         37,660
Wyeth                                      5,700        206,112
                                                   ------------
                                                      2,939,454

PHOTOGRAPHIC PRODUCTS - 0.0%
Eastman Kodak Company                        400         10,792


--------------------------------------------------------------------------------
                                      35    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES H (ENHANCED INDEX) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 1.6%
Ace, Ltd.                                    500       $ 21,140
Allstate Corporation                       4,000        186,200
Ambac Financial Group, Inc.                  400         29,376
Chubb Corporation                          1,400         95,452
Cincinnati Financial Corporation           2,190         95,309
MBIA, Inc.                                 1,800        102,816
Progressive Corporation                      100          8,530
St. Paul Travelers Companies, Inc.           988         40,054
XL Capital, Ltd.                             300         22,638
                                                   ------------
                                                        601,515

PUBLISHING - 0.4%
Dow Jones & Company, Inc.                    800         36,080
Gannett Company, Inc.                        900         76,365
Knight-Ridder, Inc.                          300         21,600
New York Times Company                       300         13,413
Tribune Company                              100          4,554
                                                   ------------
                                                        152,012

RAILROADS - 0.5%
Burlington Northern Santa Fe
   Corporation                             3,300        115,731
Union Pacific Corporation                  1,300         77,285
                                                   ------------
                                                        193,016

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apartment Investment & Management
   Company                                   400         12,452
Equity Residential                         2,800         83,244
                                                   ------------
                                                         95,696

REGIONAL BANKS - 1.4%
BB&T Corporation                           1,700         62,849
Fifth Third Bancorp                        3,200        172,096
First Horizon National Corporation           900         40,923
M&T Bank Corporation                         400         34,920
National City Corporation                    500         17,505
North Fork Bancorporation, Inc.              300         11,415
PNC Financial Services Group                 400         21,232
Southtrust Corporation                     1,200         46,572
Suntrust Banks, Inc.                         200         12,998
Zions Bancorporation                       1,200         73,740
                                                   ------------
                                                        494,250

RESTAURANTS - 0.7%
Darden Restaurants, Inc.                     200          4,110
McDonald's Corporation                     6,900        179,400
Wendy's International, Inc.                2,400         83,616
                                                   ------------
                                                        267,126

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.*                   1,900         37,278
KLA-Tencor Corporation*                      200          9,876
Teradyne, Inc.*                            4,000         90,800
                                                   ------------
                                                        137,954

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
SEMICONDUCTORS - 3.3%
Advanced Micro Devices, Inc.*              3,100       $ 49,290
Altera Corporation*                        1,400         31,108
Analog Devices, Inc.                       1,400         65,912
Broadcom Corporation*                        500         23,385
Intel Corporation                         24,400        673,440
LSI Logic Corporation*                    10,500         80,010
Linear Technology Corporation                800         31,576
Micron Technology, Inc.*                   2,400         36,744
National Semiconductor
   Corporation*                            2,800         61,572
Texas Instruments, Inc.                    6,200        149,916
Xilinx, Inc.                                 200          6,662
                                                   ------------
                                                      1,209,615

SOFT DRINKS - 2.0%
Coca-Cola Company                          9,300        469,464
Pepsi Bottling Group, Inc.                 1,000         30,540
Pepsico, Inc.                              4,500        242,460
                                                   ------------
                                                        742,464

SPECIALTY CHEMICALS - 0.4%
Rohm & Haas Company                        1,100         45,738
Sigma-Aldrich Corporation                  1,500         89,415
                                                   ------------
                                                        135,153

SPECIALTY STORES - 0.3%
Autonation, Inc.*                          1,400         23,940
Boise Cascade Corporation                  1,100         41,404
Staples, Inc.                              1,100         32,241
Tiffany & Company                            400         14,740
                                                   ------------
                                                        112,325

STEEL - 0.1%
Nucor Corporation                            300         23,028

SYSTEMS SOFTWARE - 4.1%
Computer Associates International,
   Inc.                                    2,600         72,956
Microsoft Corporation                     38,000      1,085,280
Oracle Corporation*                       20,600        245,758
Veritas Software Corporation*              3,600         99,720
                                                   ------------
                                                      1,503,714

THRIFTS & MORTGAGE FINANCE - 1.4%
Fannie Mae                                 4,300        306,848
Freddie Mac                                1,500         94,950
Golden West Financial Corporation            100         10,635
Washington Mutual, Inc.                    2,900        112,056
                                                   ------------
                                                        524,489

TIRES & RUBBER - 0.0%
Cooper Tire & Rubber Company                 200          4,600

TOBACCO - 1.0%
Altria Group, Inc.                         7,500        375,375


--------------------------------------------------------------------------------
                                      36    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES H (ENHANCED INDEX) (CONTINUED)
---------------------------------------------------------------

                                       PRINCIPAL
                                       AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
AT&T Wireless Services, Inc.*              4,200      $  60,144
Nextel Communications, Inc.*               6,800        181,288
                                                   ------------
                                                        241,432
                                                   ------------
   Total common stocks
    (cost $34,990,130) - 98.4%                       35,797,996

U.S. GOVERNMENT SECURITIES
U.S. Treasury Bill,
   0.968%, 07-22-04(1)                   $90,000         89,942
                                                   ------------
   Total U.S. government securities
    (cost $89,950) - 0.3%                                89,942

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   1.625%, 02-28-06 with a market
   value of $496,000 and a repurchase
   amount of $481,010)                  $481,000        481,000
                                                   ------------
   Total repurchase agreement
    (cost $481,000) - 1.3%                              481,000
                                                   ------------
   Total investments
    (cost $35,561,080) - 100.0%                      36,368,938
   Cash & other assets, less liabilities - 0.0%          17,739
                                                   ------------
   Total net assets - 100.0%                        $36,386,677
                                                   ============

*Non-income producing security
(1)Security is segregated as collateral for futures contracts.


--------------------------------------------------------------------------------

                        AVERAGE ANNUAL RETURNS
                        AS OF JUNE 30, 2004(1)

                  1 Year       5 Years     Since Inception
                                              (5-3-99)
Series H          18.72%       (2.92%)         (2.22%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      37

                   This page left blank intentionally.









--------------------------------------------------------------------------------
                                       38

                                  SERIES J
                           MID CAP GROWTH SERIES









                             [LOGO] SECURITY
                                    FUNDS

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------
                                      39

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES J (MID CAP GROWTH)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
---------------------------------------------------------------
APPLICATION SOFTWARE - 2.5%
Cognos, Inc.*                              8,900      $ 321,824
Hyperion Solutions Corporation*          130,000      5,683,600
Intelidata Technologies Corporation*     911,450        601,557
Tibco Software, Inc.*                    588,400      4,971,980
                                                   ------------
                                                     11,578,961

ASSET MANAGEMENT & CUSTODY BANKS - 2.2%
Northern Trust Corporation               152,300      6,439,244
Waddell & Reed Financial, Inc.           160,000      3,537,600
                                                   ------------
                                                      9,976,844

BIOTECHNOLOGY - 3.2%
Cell Genesys, Inc.*                      126,000      1,309,140
Charles River Laboratories
   International, Inc.*                   71,000      3,469,770
Kosan Biosciences, Inc.*                 275,900      2,179,610
Novavax, Inc.*                           305,300      1,645,567
Sciclone Pharmaceuticals, Inc.*          814,479      4,161,988
Vical Inc.*                              334,000      1,947,220
                                                   ------------
                                                     14,713,295

CASINOS & GAMING - 0.6%
GTech Holdings Corporation                62,000      2,871,220

COMMODITY CHEMICALS - 0.6%
Headwaters, Inc.*                        100,000      2,593,000

COMMUNICATIONS EQUIPMENT - 11.1%
ADC Telecommunications, Inc.*          2,300,000      6,532,000
Adaptec, Inc.*                           506,900      4,288,374
Advanced Fibre Communications,
   Inc.*                                 106,300      2,147,260
Avici Systems, Inc.*                     250,800      3,261,278
Ciena Corporation*                       635,000      2,362,200
Cisco Systems, Inc.*                      93,400      2,213,580
Commscope, Inc.*                         340,000      7,293,000
EFJ, Inc.*                               162,100      1,432,964
Extreme Networks, Inc.*                  550,000      3,036,000
Finisar Corporation*                   2,924,100      5,789,718
Harmonic, Inc.*                          401,000      3,416,520
Harris Corporation                       125,000      6,343,750
Symmetricom, Inc.*                       283,300      2,521,370
                                                   ------------
                                                     50,638,014

COMPUTER STORAGE & PERIPHERALS - 0.1%
Maxtor Corporation*                       90,352        599,034

CONSTRUCTION & ENGINEERING - 1.3%
Shaw Group, Inc.*                        571,300      5,787,269

DATA PROCESSING & OUTSOURCED SERVICES - 1.8%
Computer Sciences Corporation*           167,900      7,795,597
Sabre Holdings Corporation                13,350        369,929
                                                   ------------
                                                      8,165,526

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 2.7%
Cendant Corporation                       44,600    $ 1,091,808
Choicepoint, Inc.*                        98,000      4,474,680
FTI Consulting, Inc.*                     90,000      1,485,000
Hewitt Associates, Inc.*                  76,000      2,090,000
Navigant Consulting, Inc.*               154,900      3,321,056
                                                   ------------
                                                     12,462,544

ELECTRIC UTILITIES - 3.4%
Kfx, Inc.*                             2,016,000     15,361,920

ELECTRICAL COMPONENTS & EQUIPMENT - 5.7%
American Power Conversion Corporation      6,000        117,900
Electric City Corporation*             2,214,000      4,184,460
Plug Power, Inc.*                        936,000      7,001,280
Power-One, Inc.*                       1,350,000     14,823,000
                                                   ------------
                                                     26,126,640

ELECTRONIC EQUIPMENT MANUFACTURERS - 4.1%
Aeroflex, Inc.*                          418,000      5,989,940
Identix, Inc.*                           119,000        888,930
Maxwell Technologies, Inc.*              619,100      7,986,390
Merix Corporation*                       182,000      2,063,880
Universal Display Corporation*           158,200      1,699,068
                                                   ------------
                                                     18,628,208

EXCHANGE TRADED FUNDS - 3.0%
iShares Russell 2000 Growth
   Index Fund                             60,000      3,754,200
iShares S&P MidCap 400/BARRA
   Growth Index Fund                      55,700      6,950,803
iShares S&P MidCap 400 Index Fund         24,000      2,918,400
                                                   ------------
                                                     13,623,403

GENERAL MERCHANDISE STORES - 1.0%
Fred's, Inc.                             205,400      4,537,286

HEALTH CARE EQUIPMENT - 0.0%
Bioject Medical Technologies, Inc.*      116,300        222,133

HEALTH CARE FACILITIES - 4.1%
Amsurg Corporation*                      207,150      5,205,679
Lifepoint Hospitals, Inc.*               152,000      5,657,440
United Surgical Partners
   International, Inc.*                  120,000      4,736,400
U.S. Physical Therapy, Inc.*             225,300      3,088,863
                                                   ------------
                                                     18,688,382

HEALTH CARE SERVICES - 1.3%
NDCHealth Corporation                    120,000      2,784,000
Providence Service Corporation*          165,500      3,109,745
                                                   ------------
                                                      5,893,745

HEALTH CARE SUPPLIES - 1.8%
Orthovita, Inc.*                         875,000      4,497,500
Staar Surgical Company*                  471,300      3,676,140
                                                   ------------
                                                      8,173,640

--------------------------------------------------------------------------------
                                      40    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES J (MID CAP GROWTH) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
INDUSTRIAL MACHINERY - 2.2%
Flowserve Corporation*                   162,000    $ 4,040,280
Pall Corporation                         180,000      4,714,200
Tennant Company                           35,500      1,471,475
                                                   ------------
                                                     10,225,955

INTERNET SOFTWARE & SERVICES - 1.2%
At Road, Inc.*                           181,800      1,390,770
Netopia, Inc.*                             7,000         46,200
Radvision Ltd.*                          323,500      4,011,400
                                                   ------------
                                                      5,448,370

IT CONSULTING & OTHER SERVICES - 5.8%
Accenture, Ltd.*                          25,100        689,748
Acxiom Corporation(1)                    790,000     19,615,700
Keane, Inc.*(1)                          430,400      5,892,176
                                                   ------------
                                                     26,197,624

LEISURE PRODUCTS - 0.3%
Mattel, Inc.                              70,000      1,277,500

METAL & GLASS CONTAINERS - 1.5%
Pactiv Corporation*                      270,000      6,733,800

MOVIES & ENTERTAINMENT - 2.1%
Lions Gate Entertainment
   Corporation*                        1,341,700      9,365,066

OIL & GAS DRILLING - 2.0%
Ensco International, Inc.                192,000      5,587,200
Rowan Companies, Inc.*                   140,000      3,406,200
                                                   ------------
                                                      8,993,400

OIL & GAS EQUIPMENT & SERVICES - 1.6%
BJ Services Company*                     163,300      7,485,672

OIL & GAS EXPLORATION & PRODUCTION - 6.6%
EOG Resources, Inc.                      146,000      8,717,660
Evergreen Resources, Inc.*(1)            381,000     15,392,400
Rentech, Inc.*                         2,601,000      2,236,860
Syntroleum Corporation*                  523,750      3,467,225
                                                   ------------
                                                     29,814,145

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.0%
Western Gas Resources, Inc.(1)           179,500      5,830,160
Williams Companies, Inc.                 270,000      3,213,000
                                                   ------------
                                                      9,043,160

PHARMACEUTICALS - 5.6%
Hollis-Eden Pharmaceuticals, Inc.*       522,346      6,294,269
Ligand Pharmaceuticals, Inc. (Cl.B)*   1,111,800     19,323,084
                                                   ------------
                                                     25,617,353

PUBLISHING - 2.1%
E.W. Scripps Company                      90,000      9,450,000

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
REGIONAL BANKS - 2.5%
Boston Private Financial Holdings,
   Inc.                                  150,000    $ 3,474,000
Southwest Bancorporation of Texas,
   Inc.                                  175,200      7,729,824
                                                   ------------
                                                     11,203,824

RESTAURANTS - 0.6%
Rare Hospitality International, Inc.*    100,500      2,502,450

SEMICONDUCTOR EQUIPMENT - 2.0%
Mindspeed Technologies, Inc.*            990,000      4,910,400
Ultratech, Inc.*                         263,900      4,296,292
                                                   ------------
                                                      9,206,692
SEMICONDUCTORS - 4.8%
Applied Micro Circuits Corporation* 1,040,000 5,532,800 Fairchild Semiconductor International,
   Inc.*                                  39,500        646,615
Hi/fn, Inc.*                             337,200      4,029,540
IXYS Corporation*                        623,100      4,910,028
LSI Logic Corporation*                   420,000      3,200,400
Microsemi Corporation*                   249,500      3,545,395
                                                   ------------
                                                     21,864,778

SPECIALTY STORES - 1.8%
Cost Plus, Inc.*                          39,900      1,294,755
Hibbett Sporting Goods, Inc.*            247,500      6,769,125
                                                   ------------
                                                      8,063,880

SYSTEMS SOFTWARE - 2.1%
Microsoft Corporation                     94,600      2,701,776
Network Associates, Inc.*                 19,000        344,470
Red Hat, Inc.*                            40,400        927,988
Wind River Systems, Inc.*                484,100      5,693,016
                                                   ------------
                                                      9,667,250

TECHNOLOGY DISTRIBUTORS - 0.1%
Ingram Micro, Inc.*                       28,500        412,395

TRADING COMPANIES & DISTRIBUTORS - 2.0%
MSC Industrial Direct Company, Inc.      280,000      9,195,200
                                                   ------------
   Total common stocks
    (cost $347,045,933) - 99.4%                     452,409,578

WARRANTS
Bioject Medical Technology, Inc.          16,875            122
Electric City Corporation                645,750        510,500
Hollis-Eden Pharmaceuticals, Inc.         18,126        124,820
Orthovita, Inc.                          175,000        438,776
Syntroleum Corporation                    29,100         64,020
                                                   ------------
   Total warrants (cost $1,061,090) - 0.3%            1,138,238

--------------------------------------------------------------------------------
                                      41    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES J (MID CAP GROWTH) (CONTINUED)
---------------------------------------------------------------

                                      PRINCIPAL        MARKET
U.S. GOVERNMENT AGENCIES                AMOUNT          VALUE
---------------------------------------------------------------
Federal Home Loan Mortgage Company,
   1.13%,  07-13-04                   $1,800,000    $ 1,799,322
                                                   ------------
   Total U.S. government agencies
   (cost $1,799,322) - 0.4%                           1,799,322

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   02-28-06 with a value of
   $644,000 and a repurchase
   amount of $625,017)                   625,000        625,000
                                                   ------------
   Total repurchase agreement
    (cost $625,000) - 0.1%                              625,000
                                                   ------------
   Total investments
    (cost $350,531,345) - 100.2%                    455,972,138
   Liabilities, less cash and other assets - (0.2%)    (878,614)
                                                   ------------
   Total net assets - 100.0%                       $455,093,524
                                                   ============

*Non-income producing security
(1)Security is segregated as collateral for written option contracts.


--------------------------------------------------------------------------------

                         AVERAGE ANNUAL RETURNS
                          AS OF JUNE 30, 2004(1)

                  1 Year         5 Years        10 Years
Series J          31.58%         10.12%          15.29%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      42    See accompanying notes.

                                  SERIES N

                      MANAGED ASSET ALLOCATION SERIES














                                   [LOGO]
                                 SUBADVISOR,
                       T. ROWE PRICE ASSOCIATES, INC.

--------------------------------------------------------------------------------
                                      43

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS                          AMOUNT         VALUE
---------------------------------------------------------------
AEROSPACE & DEFENSE - 0.2%
BE Aerospace, Inc.:
   8.50% - 2010                          $25,000       $ 26,312
   8.875% - 2011                          25,000         23,250
Boeing Company, 8.75% - 2021              20,000         25,305
Gencorp, Inc., 9.50% - 2013               50,000         52,000
Sequa Corporation, 9.00% - 2009           25,000         26,562
                                                   ------------
                                                        153,429

AUTOMOTIVE - 0.5%
Adesa Corporation, 7.625% - 2012          25,000         25,219
Asbury Automotive Group,
   8.00% - 2014                           25,000         23,875
DailmerChrysler N.A. Holdings,
   6.50% - 2013                           50,000         51,262
Eagle-Picher, Inc., 9.75% - 2013          25,000         26,875
Ford Motor Credit Company,
   6.5% - 2007                            95,000         99,819
General Motors, 8.375% - 2033             50,000         52,925
Hertz Corporation, 4.70% - 2006           20,000         20,218
TRW Automotive, Inc.,
   9.375% - 2013                          67,000         75,542
Visteon Corporation, 7.00% - 2014         25,000         24,000
Williams Scotsman, Inc.,
   10.00% - 2008                          25,000         27,250
                                                   ------------
                                                        426,985

BANKING - 0.7%
ABN Amro Bank N.V., 7.125% - 2007         35,000         38,303
BB & T Corporation, 6.50% - 2011          20,000         21,718
Bank of America Corporation,
   4.875% - 2012                          60,000         58,462
Bank One Corporation, 5.25% - 2013        75,000         73,770
Capital One Bank, 6.50% - 2013            45,000         46,399
Countrywide Home Loans, Inc.,
   5.50% - 2007                           35,000         36,560
General Motors Acceptance
   Corporation, 7.25% - 2011              60,000         62,972
Labranche & Company, 9.50% - 2009(1)      25,000         25,250
Northern Trust Company, 4.60% - 2013      25,000         23,886
State Street Corporation, 7.65% - 2010    60,000         69,825
U.S. Bank N.A., 2.85% - 2006              40,000         39,939
Wachovia Corporation, 6.40% - 2008        20,000         21,550
Webster Financial Corporation,
   5.125% - 2014                          45,000         42,689
Wells Fargo & Company, 1.17% - 2007(3)    55,000         55,007
                                                   ------------
                                                        616,330

                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)             AMOUNT         VALUE
---------------------------------------------------------------
BROKERAGE - 0.3%
BCP Caylux Holdings LUX SCA,
   9.625% - 2014(1)                      $25,000       $ 25,906
Citigroup, Inc., 5.625% - 2012            60,000         61,675
Franklin Resources, Inc.,
   3.70% - 2008                           15,000         14,769
Goldman Sachs Group, Inc.,
   6.345% - 2034                          90,000         84,517
Morgan Stanley, 3.625% - 2008             70,000         68,793
                                                   ------------
                                                        255,660

BUILDING MATERIALS - 0.5%
Associated Materials Inc., 9.75% - 2012   25,000         27,750
Building Materials Corporation:
   7.75% - 2005                           25,000         25,125
   8.625% - 2006                          25,000         25,188
Celulosa Arauco Constitu,
   5.125% - 2013                          40,000         37,546
Kopper's, Inc., 9.875% - 2013             25,000         27,375
Masco Corporation, 5.875% - 2012          70,000         72,702
Norcraft COS/Finance, 9.00% - 2011(1)     25,000         26,375
Nortek, Inc., 9.875% - 2011               50,000         57,000
Riverside Forest Product,
   7.875% - 2014(1)                       25,000         25,500
Texas Industries, Inc., 10.25% - 2011     25,000         27,875
US Concrete, Inc., 8.375% - 2014(1)       25,000         24,937
WII Components, Inc., 10.00% - 2012(1)    50,000         49,000
                                                   ------------
                                                        426,373

CAPITAL GOODS - OTHER - 0.1%
Agco Corporation, 9.50% - 2008            25,000         27,250
Rexnord Corporation,
   10.125% - 2012                         25,000         27,500
                                                   ------------
                                                         54,750

CHEMICALS - 0.3%
Chevron Phillips Chemical Company,
   LLC, 5.375% - 2007                     35,000         36,446
Dow Chemical, 6.125% - 2011               30,000         31,739
Huntsman LLC, 11.625% - 2010              50,000         55,250
IMC Global, Inc., 10.875 - 2013           25,000         29,812
MacDermid, Inc., 9.125% - 2011            50,000         55,750
Noveon, Inc., 13.00% - 2011(6)            28,355         30,056
Omnova Solutions, Inc.,
   11.25% - 2010                          25,000         27,250
Resolution Performance,
   9.50% - 2010                           25,000         25,750
                                                   ------------
                                                        292,053

COMMUNICATIONS - OTHER - 0.1%
Donnelley (R.R.) & Sons,
   3.75% - 2009(1)                        25,000         24,155
International Business Machines
   Corporation, 4.25% - 2009              55,000         54,892
                                                   ------------
                                                         79,047


--------------------------------------------------------------------------------
                                      44    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
CONSTRUCTION MACHINERY - 0.0%
Navistar International, 7.50% - 2011    $ 25,000       $ 25,625
Shaw Group, Inc., 10.75 - 2010            25,000         24,500
                                                   ------------
                                                         50,125

CONSUMER PRODUCTS - 0.2%
American Achievement Corporation,
   11.625% - 2007(1)                      25,000         25,375
Bunge, Ltd. Finance Corporation,
   4.375% - 2008                          50,000         49,273
Chattem, Inc., 8.875% - 2008              25,000         24,000
Couche-Tard US/Finance,
   7.50% - 2013                           25,000         25,000
FTD, Inc., 7.75% - 2014                   25,000         23,187
Jostens Holding Corporation,
   0.00% - 2013(2)                        25,000         17,000
Jostens, Inc., 12.75% - 2010              25,000         27,875
Rayovac Corporation, 8.50% - 2013         25,000         26,250
                                                   ------------
                                                        217,960

DISTRIBUTORS - 0.1%
Entergy Gulf States, Inc., 5.20% - 2007   40,000         40,361
FerrellGas Partners LP, 8.75% - 2012      25,000         26,687
Sempra Energy, 6.00% - 2013               45,000         46,497
                                                   ------------
                                                        113,545

DIVERSIFIED MANUFACTURING - 0.1%
Hutchison Whampoa International, Ltd.,
   6.50% - 2013(1)                        35,000         35,027
JLG Industries, Inc., 8.375% - 2012       25,000         25,437
Maax Corporation, 9.75% - 2012(1)         25,000         25,750
Superior Essex, 9.00% - 2012(1)           25,000         23,875
Valmont Industries, Inc.,
   6.875% - 2014(1)                       25,000         24,562
                                                   ------------
                                                        134,651

ELECTRIC - 1.0%
AES Corporation:
   8.875% - 2011                          50,000         51,875
   9.00% - 2015(1)                        25,000         26,781
AMI Semiconductor, Inc., 10.75% - 2013    16,000         18,680
Allegheny Energy Supply:
   7.80% - 2011                           25,000         24,437
   8.25% - 2012(1)                        25,000         24,719
Appalachian Power Company,
   4.80% - 2005                           45,000         45,889
Black Hills Corporation, 6.50% - 2013     40,000         40,079
CE Electric, 6.853% - 2004(1)             35,000         36,866
CMS Energy Corporation,
   9.875% - 2007                          25,000         26,937
Enertgy Louisiana, Inc., 6.50% - 2008    125,000        127,336
Exelon Generation Company, LLC,
   5.35% - 2014(1)                        35,000         33,941
Midwest Generation, LLC,
   8.75% - 2034(1)                        25,000         25,250
NRG Energy, Inc., 8.00% - 20131           50,000         50,500

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
ELECTRIC (CONTINUED)
Ohio Edison, 4.00% - 2008                $45,000       $ 44,017
PG&E Corporation, 1.81% - 2006(3)         45,000         45,027
PPL Capital Funding, 4.33% - 2009(1)      45,000         43,560
PSEG Energy Holdings, 8.50% - 2011        25,000         26,750
Pepco Holdings, Inc., 3.75% - 2006        25,000         25,120
Pinnacle West Capital Corporation,
   6.40% - 2006                           40,000         42,041
Public Service New Mexico,
   4.40% - 2008                           40,000         39,877
Sanmina Corporation, 10.375% - 2010       25,000         28,625
Suburban Propane Partners,
   6.875% - 2013                          25,000         24,172
TNP Enterprises, Inc., 10.25% - 2010      25,000         25,875
WPD Holdings UK, 6.875% - 2007(1)         25,000         26,065
                                                   ------------
                                                        904,419

ENERGY - INDEPENDENT - 0.1%
El Paso Production Holdings,
   7.75% - 2013                           25,000         22,937
Range Resources Corporation,
   7.375% - 2013(1)                       25,000         24,875
Westport Resources Corporation,
   8.25% - 2011                           25,000         28,281
                                                   ------------
                                                         76,093

ENERGY - INTEGRATED - 0.2%
Amerada Hess Corporation,
   7.875% - 2029                          30,000         32,409
Conocophillips, 5.90% - 2032              40,000         38,663
Illinova Corporation, 11.50% - 2010       25,000         29,562
Jersey Central Power & Light,
   5.625% - 2016(1)                       20,000         19,690
PSEG Power, 3.75% - 2009                  35,000         33,488
Sierra Pacific Resources,
   8.625% - 2014(1)                       25,000         24,375
                                                   ------------
                                                        178,187

ENTERTAINMENT - 0.2%
AMF Bowling Worldwide,
   13.00% - 2008(1)                       25,000         25,625
Cinemark, Inc., 0.0% - 2014(1),(2)        25,000         16,312
International Speedway Corporation,
   4.20% - 2009(1)                        20,000         19,676
K2 Corporation, 7.375% - 2014(1)          25,000         25,437
Premier Entertainment,
   10.75% - 2012(1)                       25,000         26,250
Six Flags, Inc., 9.75% - 2013             25,000         25,125
Universal City Development,
   11.75% - 2010                          50,000         57,875
                                                   ------------
                                                        196,300

--------------------------------------------------------------------------------
                                      45    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
ENVIRONMENTAL - 0.2%
Allied Waste North America,
   7.875% - 2013                        $ 75,000       $ 78,375
Casella Waste Systems,
   9.75% - 2013                           25,000         27,000
IESI Corporation, 10.25% - 2012           25,000         27,250
Synagro Technologies, Inc.,
   9.50% - 2009                           25,000         26,125
                                                   ------------
                                                        158,750

FINANCIAL - OTHER - 0.2%
Alamosa Delaware, Inc.,
   8.50% - 2012(1)                        50,000         49,000
Dollar Financial Group, 9.75% - 2011      25,000         26,125
Encana Holdings Financial Corporation,
   5.80% - 2014                           45,000         45,781
IPC Acquisition Corporation,
   11.50% - 2009                          25,000         27,000
Orion Power Holdings, Inc.,
   12.00% - 2010                          25,000         30,500
                                                   ------------
                                                        178,406

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.3%
Household Finance Corporation,
   6.375% - 2012                          30,000         31,808
International Lease Finance Corporation,
   6.375% - 2009                         100,000        107,254
SLM Corporation:
   1.37% - 2009(3)                        55,000         54,931
   2.82% - 2009(3)                        35,000         34,321
Williams Scotsman, Inc.,
   9.875% - 2007                          25,000         24,812
                                                   ------------
                                                        253,126

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
CIT Group, Inc.:
   2.875% - 2006                          20,000         19,738
   7.75% - 2012                           45,000         51,320
General Electric Capital Corporation:
   6.125% - 2011                          45,000         48,192
   6.00% - 2012                           60,000         63,317
John Deere Capital Corporation,
   7.00% - 2012                           45,000         50,360
                                                   ------------
                                                        232,927

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
FOOD & BEVERAGE - 0.4%
Agrilink Foods, Inc., 11.875% - 2008     $ 6,000        $ 6,345
Dole Food Company, 8.875% - 2011          25,000         26,437
Eircom Funding, 8.25% - 2013              25,000         26,000
Kraft Foods, Inc., 5.625% - 2011          45,000         45,778
Le-Nature's, Inc., 9.00% - 2013(1)        25,000         25,875
McCormick & Company, Inc.,
   6.40% - 2006                           65,000         68,547
Miller Brewing Company,
   5.50% - 2013(1)                        55,000         55,192
Pantry, Inc., 10.25% - 2007               25,000         24,375
Pinnacle Foods Holding, Inc.,
   8.25% - 2013(1)                        25,000         24,125
Travelcenters of America, Inc.,
   12.75% - 2009                          50,000         58,000
                                                   ------------
                                                        360,674

GAMING - 0.2%
American Casino & Entertainment,
   7.85% - 2012(1)                        25,000         25,375
Ameristar Casinos, Inc.,
   10.75% - 2009                          25,000         28,500
MGM Mirage, Inc., 6.75% - 2008            25,000         25,687
Penn National Gaming, Inc.,
   11.125% - 2008                         25,000         27,500
Turning Stone Casino,
   9.125% - 2010(1)                       25,000         26,125
Venetian Casino Resort LLC,
   11.00% - 2010                          50,000         57,750
Wynn Las Vegas LLC, 12.00% - 2010         17,000         20,357
                                                   ------------
                                                        211,294

HEALTH CARE - 0.2%
Ameripath, Inc., 10.50% -2013             25,000         25,250
Concentra Operating Corporation,
   9.125% - 2012(1)                       25,000         26,125
Fisher Scientific International, Inc.,
   8.125% - 2012                          22,000         23,540
Genesis Healthcare Corporation,
   8.00% - 2013(1)                        25,000         25,500
Highmark, Inc., 6.80% - 2013(1)           20,000         21,091
Insight Health Services Corporation,
   9.875% - 2011                          25,000         26,750
Inverness Medical Innova,
   8.75% - 2012(1)                        25,000         25,563
Triad Hospitals, Inc., 7.00% - 2013       25,000         23,750
Vicar Operating, Inc.,
   9.875% - 2009                          25,000         27,500
                                                   ------------
                                                        225,069

HOME CONSTRUCTION - 0.1%
Pulte Homes, Inc., 7.875% - 2011          35,000         39,590
WCI Communities, Inc.,
   10.625% - 2011                         25,000         27,687
                                                   ------------
                                                         67,277

--------------------------------------------------------------------------------
                                      46    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
INDUSTRIAL - OTHER - 0.0%
National Waterworks, Inc.,
   10.50% - 2012                        $ 25,000       $ 27,750
Insurance - Life - 0.5%
AIG Sunamerica Global Finance XII,
   5.30% - 2007(1)                        70,000         73,183
Allstate Financial Global Funding,
   5.25% - 2007(1)                        45,000         46,970
Genworth Financial, Inc.,
   5.75% - 2014                           40,000         40,394
John Hancock Global Funding II,
   5.625% - 2006(1)                       65,000         68,023
Marsh & McLennan Company, Inc.,
   3.625% - 2008                          20,000         19,726
Metlife, Inc., 6.125% - 2011              50,000         53,676
NLV Financial Corporation,
   7.50% - 2033(1)                        30,000         30,286
Nationwide Financial Services, Inc.,
   5.90% - 2012                           50,000         51,965
Principal Life Global, 5.125% - 2013(1)   45,000         44,360
Prudential Financial, Inc.,
   3.75% - 2008                           35,000         34,492
                                                   ------------
                                                        463,075

INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace Ina Holdings, Inc.,
   5.875% - 2014                          35,000         35,409
Fund American Companies, Inc.,
   5.875% - 2013                          45,000         44,904
Nationwide Mututal Insurance,
   6.60% - 2034(1)                        25,000         23,706
                                                   ------------
                                                        104,019

LODGING - 0.1%
Courtyard by Marriott, 10.75% - 2008      50,000         50,125
John Q. Hammons Hotels, LP,
   8.875% - 2012                          25,000         27,125
                                                   ------------
                                                         77,250

MEDIA - CABLE - 0.4%
CCO Holdings LLC/Cap Corporation,
   8.75% - 2013(1)                        25,000         23,937
CSC Holdings, Inc., 7.625% - 2011         50,000         50,125
Charter Communications Holdings II,
   10.25% - 2010(1)                       25,000         25,187
Charter Communications Opt LLC/
   Cap, 8.00% - 2012(1)                   50,000         48,375
Comcast Cable Communications
   Holdings, 8.375% - 2013                45,000         52,828
Cox Communcations, Inc.,
   7.875% - 2009                          50,000         56,698
Hearst-Argyle Television,
   7.00% - 2018                           30,000         32,404
Rogers Cable, Inc., 5.50% - 2014          40,000         35,342
                                                   ------------
                                                        324,896

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
MEDIA - NONCABLE - 0.8%
AOL Time Warner, Inc.,
   7.625% - 2031                        $ 40,000       $ 43,286
Affinity Group, Inc., 9.00% - 2012(1)     25,000         25,625
Canwest Media, Inc.,
   10.625% - 2011                         25,000         28,031
Chancellor Media Corporation,
   8.00% - 2008                           25,000         28,284
Coinmach Corporation,
   9.00% - 2010                           25,000         25,063
Dex Media Finance/East, LLC:
   9.875% - 2009                          25,000         28,063
   12.125% - 2012                         50,000         58,375
Dex Media Finance/West:
   8.50% - 2010                           25,000         27,250
   9.875% - 2013                          25,000         27,438
Dex Media, Inc., 8.0% - 2013(1)           25,000         24,000
Hollinger Participation,
   12.125% - 2010(1)                      26,528         30,905
Houghton Mifflin Company,
   9.875% - 2013                          25,000         25,000
Liberty Group, 9.375% - 2008              25,000         24,875
Liberty Media Corporation,
   2.61% - 2006(3)                        45,000         45,834
Quebecor Media, Inc., 11.125% - 2011      50,000         57,063
Reader's Digest Association, Inc.,
   6.50% - 2011                           25,000         24,406
R.H. Donnelley Financial Corporation:
   8.875% - 2010                          25,000         27,438
   10.875% - 2012                         50,000         58,000
Vivendi Universal, 9.25% - 2010           50,000         59,098
Warner Music Group, 7.375% - 2014(1)      25,000         24,125
XM Satellite Radio, Inc.,
   12.00% - 2010                          15,000         17,194
                                                   ------------
                                                        709,353

METALS & MINING - 0.6%
Alcan, Inc., 6.125% - 2033                40,000         38,702
Allegheny Technologies,
   8.375% - 2011                          75,000         75,375
Alpha Natural Resources,
   10.00% - 2012(1)                       25,000         26,125
Autocam Corporation,
   10.875% - 2014(1)                      25,000         24,250
Century Aluminum Company,
   11.75% - 2008                          25,000         27,875
Compass Minerals International,
   0.00% - 2013(2)                       100,000         76,000
Euromax International plc,
   8.50% - 2011                           25,000         26,000
Freeport McMoran Resource Partners,
   7.00% - 2008                           75,000         76,875

--------------------------------------------------------------------------------
                                      47    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
METALS & MINING (CONTINUED)
Gerdau Ameristeel Corporation,
   10.375% - 2011                        $25,000       $ 27,875
Ispat Inland ULC, 9.75% - 2014(1)         25,000         25,750
Jorgensen Earle M. Company,
   9.75% - 2012                           50,000         54,750
Russel Metals, Inc., 6.375% - 2014        25,000         23,438
Steel Dynamics, Inc., 9.50% - 2009        25,000         27,625
Trimas Corporation, 9.875% - 2012         25,000         26,500
                                                   ------------
                                                        557,140

OIL FIELD SERVICES - 0.6%
Baker Hughes, Inc., 6.875% - 2029         55,000         60,237
Chesapeake Energy Corporation,
   9.00% - 2012                           25,000         28,125
Comstock Resources, Inc.,
   6.875% - 2012                          25,000         23,750
Devon Financing Corporation,
   6.875% - 2011                          35,000         40,161
Encore Acquisition Company,
   8.375% - 2012                          25,000         26,750
Halliburton Company,
   1.92% - 2007(1),(3)                    45,000         44,957
Hanover Compressor Company,
   9.00% - 2014                           25,000         25,938
Hilcorp Energy/Finance,
   10.50% - 2010(1)                       25,000         27,063
North America Energy Partner,
   8.75% - 2011(1)                        25,000         24,750
Pemex Project Funding Master Trust:
   3.93% - 2010(1),(3)                    45,000         45,203
   7.375% - 2014                          30,000         30,600
Petroleum Geo-Services,
   10.00% - 2010                          25,000         25,875
Pioneer Natural Resources,
   7.50% - 2012                           35,000         39,635
Pride International, Inc.,
   7.375% - 2014(1)                       25,000         25,250
Pride Petroleum Services, Inc.,
   9.375% - 2007                          14,000         14,280
XTO Energy, Inc., 4.90% - 2014            35,000         32,955
                                                   ------------
                                                        515,529

PACKAGING - 0.2%
Bway Corporation, 10.00% - 2010           25,000         26,250
Four M Corporation, 12.00% - 2006         50,000         50,500
Graphic Packaging International,
   8.50% - 2011                           25,000         26,750
Greif Brothers Corporation,
   8.875% - 2012                          25,000         26,906
Owens-Brockway Glass Containers:
   8.875% - 2009                          25,000         27,000
   8.25% - 2013                           25,000         25,813
Owens-Illinois, Inc., 7.35% - 2008        25,000         24,938
                                                   ------------
                                                        208,157

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
PAPER - 0.4%
Boise Cascade Company,
   7.00% - 2013                         $ 25,000       $ 25,563
Domtar, Inc., 5.375% - 2013               40,000         38,036
Georgia-Pacific Corporation,
   9.375% - 2013                          75,000         85,875
Longview Fibre Company,
   10.00% - 2009                          25,000         27,000
Plastipak Holdings, Inc.,
   10.75% - 2011                          25,000         26,875
Potlatch Corporation, 10.00% - 2011       25,000         27,750
Sealed Air Corporation,
   5.375% - 2008(1)                       40,000         41,365
Weyerhaeuser Company,
   6.75% - 2012                           45,000         48,733
                                                   ------------
                                                        321,197

PHARMACEUTICALS - 0.3%
Abbott Laboratories, 5.625% - 2006        55,000         57,730
Alpharma, Inc., 8.625% - 2011(1)          25,000         25,875
Amerisourcebergen Corporation,
   8.125% - 2008                          25,000         26,938
GlaxoSmithKline Cap, Inc.,
   5.375% - 2034                          30,000         27,293
Hospira, Inc., 4.95 - 2009(1)             45,000         45,253
VWR International, Inc.:
   6.875% - 2012(1)                       25,000         25,094
   8.00% - 2014(1)                        25,000         25,625
                                                   ------------
                                                        233,808

PIPELINES - 0.4%
ANR Pipeline Company,
   8.875% - 2010                          25,000         27,313
Buckeye Partners, 6.75% - 2033            20,000         20,100
Duke Capital Corporation:
   4.302% - 2006                          25,000         25,399
   7.50% - 2009                           40,000         44,116
Dynegy Holdings, Inc.,
   10.125% - 2013(1)                      50,000         54,125
Kaneb Pipe Line OP,
   7.75% - 2012                           20,000         21,771
Kinder Morgan, Inc., 6.50% - 2012         45,000         47,678
Panhandle Eastern Pipeline,
   4.80% - 2008                           20,000         19,941
Plains All American Pipeline,
   7.75% - 2012                           30,000         32,875
Southern Natural Gas,
   8.875% - 2010                          25,000         27,313
Williams Companies, Inc.:
   8.125% - 2012                          25,000         26,688
   7.75% - 2031                           25,000         22,875
   8.75% - 2032                           25,000         25,000
                                                   ------------
                                                        395,194

--------------------------------------------------------------------------------
                                      48    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
RAILROADS - 0.1%
Union Pacific Corporation,
   6.50% - 2012                         $ 55,000       $ 59,226

REAL ESTATE INVESTMENT TRUSTS - 0.4%
BF Saul Reit, 7.50% - 2014                25,000         24,750
Developers Diversified Realty,
   3.875% - 2009                          35,000         33,442
Istar Financial, Inc., 4.875% - 2009      20,000         19,366
LNR Property Corporation, 7.25% - 2013    25,000         24,375
La Quinta Properties, 8.875% - 2011       50,000         53,750
Reckson Operating Partnership,
   5.15% - 2011                           40,000         38,747
Rouse Company, 8.43% - 2005              100,000        103,905
Simon Property Group LP,
   3.75% - 2009                           45,000         43,200
                                                   ------------
                                                        341,535

REFINING - 0.0%
Denbury Resources, Inc., 7.50% - 2013     25,000         25,125

RESTAURANTS - 0.1%
O'Charleys, Inc., 9.00% - 2013            25,000         25,875
Perkins Family Restaurant,
   10.125% - 2007                         25,000         25,750
                                                   ------------
                                                         51,625

RETAILERS - 0.2%
Federated Department Stores,
   6.625% - 2011                          35,000         37,931
J Crew Intermediate, LLC,
   0.00% - 2008(2)                        25,000         21,625
Office Deport, Inc., 6.25% - 2013         40,000         41,200
Yum! Brands, Inc., 7.70% - 2012           45,000         51,517
                                                   ------------
                                                        152,273

SERVICES - 0.2%
Brand Services, Inc., 12.00% - 2012       25,000         28,500
Brickman Group, Ltd., 11.75% - 2009       25,000         28,750
Petroleum Helicopters, Inc.,
   9.375% - 2009                          25,000         26,250
Sungard Data Systems, Inc.
   3.75% - 2009                           25,000         24,180
Vertis, Inc.:
   9.75% - 2009                           25,000         26,875
   13.50% - 2009                          25,000         25,000
                                                   ------------
                                                        159,555

SUPERMARKETS - 0.0%
Fred Meyer, Inc., 7.45% - 2008            45,000         49,950
Jitney-Jungle Stores,
   12.00% - 2006(5),(7)                    75,000             -
                                                   ------------
                                                         49,950

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
---------------------------------------------------------------
TECHNOLOGY - 0.4%
ASAT Finance, Ltd., 9.25% - 2011(1)    $  25,000       $ 24,750
Amkor Technologies, 7.75% - 2013          25,000         23,688
Chippac International, Ltd.,
   12.75% - 2009                          25,000         26,688
Fairchild Semiconductor Corporation,
   10.50% - 2009                          50,000         54,375
Lucent Technologies, 5.50% - 2008         25,000         23,625
On Semiconductor Corporation,
   12.00% - 2010                          16,000         18,720
Solectron Corporation,
   9.625% - 2009                          25,000         27,438
Stratus Technologies, Inc.,
   10.375% - 2008(1)                      25,000         25,656
Telex Communications, Inc.,
   11.50% - 2008                          75,000         79,500
UGS Corporation, 10.00% - 2012(1)         25,000         26,625
                                                   ------------
                                                        331,065

TELECOMMUNICATIONS - WIRELESS - 1.0%
British Telecom plc, 8.375% - 2010        25,000         29,195
Centennial Communiction,
   8.125% - 2014(1)                       25,000         23,188
Deutsche Telekom Int Fin,
   8.75% - 2030                           30,000         36,514
Fairpoint Communications,
   12.50% - 2010                          50,000         53,250
Inmarsat Finance plc, 7.625% - 2012(1)    25,000         24,188
Motorola, Inc., 6.75% - 2006              25,000         26,289
Nextel Communications:
   6.875% - 2011                          25,000         24,781
   9.50% - 2011                           25,000         28,000
Primus Telecomm Group,
   8.00% - 2014(1)                        25,000         22,000
Qwest Services Corporation,
   13.50% - 2010(1)                      100,000        116,250
Rogers Wireless, Inc., 9.625% - 2011     100,000        112,250
Sprint Capital Corporation:
   7.625% - 2011                          50,000         55,274
   6.875% - 2028                          30,000         28,837
Telefonos de Mexico S.A.,
   4.50% - 2008                           20,000         19,415
Telus Corporation, 8.00% - 2011           30,000         34,097
Time Warner Telecom LLC,
   9.75% - 2008                           50,000         46,750
Ubiquitel Operating Company,
   9.875% - 2011(1)                       25,000         25,000
US Cellular Corporation,
   6.70% - 2033                           25,000         23,641
US Unwired, Inc., 10.00% - 2012(1)        25,000         25,250
Verizon Global Funding Corporation,
   7.75% - 2030                           40,000         44,927
Western Wireless Corporation,
   9.25% - 2013                           50,000         51,500
                                                   ------------
                                                        850,596

--------------------------------------------------------------------------------
                                      49    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       PRINCIPAL
                                       AMOUNT OR
                                       NUMBER OF      MARKET
CORPORATE BONDS (CONTINUED)             SHARES         VALUE
---------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
Call-Net Enterprises, Inc.,
   10.625% - 2008                        $25,000       $ 24,875
LCI International, Inc., 7.25% - 2007    $25,000         22,625
MCI, Inc., 5.908% - 2007                 $25,000         24,250
Telecom Italia Capital, 5.25% - 2013(1)  $45,000         43,553
                                                   ------------
                                                        115,303

TEXTILE - 0.1%
Avondale Mills, Inc., 10.25% - 2013      $25,000         15,000
Interface, Inc., 10.375% - 2010          $25,000         27,875
Invista, 9.25% - 2012(1)                 $25,000         25,125
                                                   ------------
                                                         68,000

TOBACCO - 0.1%
UST, Inc., 6.625% - 2012                 $70,000         75,808

TRANSPORTATION SERVICES - 0.1%
CHC Helicopter Corporation,
   7.375% - 2014(1)                      $25,000         24,563
Laidlaw International, Inc.,
   10.75% - 2011                         $25,000         27,281
                                                   ------------
                                                         51,844
                                                   ------------
   Total corporate bonds
    (cost $12,040,711) - 13.7%                       12,132,703

COMMON STOCKS
ADVERTISING - 0.1%
Catalina Marketing Corporation*              400          7,316
Lamar Advertising Company*                   300         13,005
WPP Group plc ADR                            700         35,861
                                                   ------------
                                                         56,182

AEROSPACE & DEFENSE - 1.0%
Boeing Company                             2,400        122,616
Engineered Support Systems, Inc.             200         11,702
General Dynamics Corporation                 700         69,510
Honeywell International, Inc.              5,000        183,150
Lockheed Martin Corporation                2,800        145,824
Mercury Computer Systems, Inc.*              900         22,320
Northrop Grumman Corporation                 800         42,960
Raytheon Company                           1,100         39,347
Rockwell Colllins, Inc.                    1,800         59,976
Triumph Group, Inc.*                         400         12,772
United Technologies Corporation            1,900        173,812
                                                   ------------
                                                        883,989

AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of
   Washington, Inc.                          600         29,646
UTI Worldwide, Inc.                          600         31,614
United Parcel Service, Inc. (Cl.B)         5,400        405,918
                                                   ------------
                                                        467,178

AIRLINES - 0.1%
AirTran Holdings, Inc.*                      800         11,312
Frontier Airlines, Inc.*                   2,150         23,392
SkyWest, Inc.                              1,300         22,633
Southwest Airlines Company                 2,700         45,279
                                                   ------------
                                                        102,616

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
ALUMINUM - 0.1%
Alcoa, Inc.                                3,500       $115,605

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Coach, Inc.*                                 900         40,671

APPAREL RETAIL - 0.4%
Abercrombie & Fitch Company                2,500         96,875
Chico's Fas, Inc.*                           200          9,032
Christopher & Banks Corporation            2,100         37,191
Hot Topic, Inc.*                             300          6,147
Pacific Sunware of California, Inc.*         600         11,742
Ross Stores, Inc.                          4,200        112,392
TJX Companies, Inc.                        4,300        103,802
                                                   ------------
                                                        377,181

APPLICATION SOFTWARE - 0.4%
Cadence Design Systems, Inc.*                700         10,241
Citrix Systems, Inc.*                        600         12,216
Factset Research Systems, Inc.               400         18,908
Fair Isaac Corporation                       845         28,206
Intuit, Inc.*                              2,100         81,018
Jack Henry & Associates, Inc.                800         16,080
Mercury Interactive Corporation*             800         39,864
NetIQ Corporation*                         2,600         34,320
Serena Software, Inc.*                     1,000         19,090
Siebel Systems, Inc.*                      1,500         16,020
Tibco Software, Inc.*                      1,700         14,365
Verity, Inc.*                              2,300         31,073
                                                   ------------
                                                        321,401

ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
Eaton Vance Corporation                    1,600         61,136
Federated Investors, Inc. (Cl.B)             800         24,272
Franklin Resources, Inc.                   1,400         70,112
Investors Financial Services
   Corporation                             3,000        130,740
Legg Mason, Inc.                             400         36,404
Mellon Financial Corporation               1,100         32,263
State Street Corporation                   2,600        127,504
Waddell & Reed Financial, Inc.               800         17,688
                                                   ------------
                                                        500,119

AUTO PARTS & EQUIPMENT - 0.1%
Autoliv, Inc.                                700         29,540
Gentex Corporation                           600         23,808
TRW Automotive Holdings
   Corporation*                            1,900         35,815
                                                   ------------
                                                         89,163
AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                 4,200        195,678


--------------------------------------------------------------------------------
                                      50    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
Abgenix, Inc.*                               900       $ 10,548
Alkermes, Inc.*                              900         12,240
Amgen, Inc.*                               5,400        294,678
Biogen Idec, Inc.*                         1,300         82,225
Celgene Corporation*                         400         22,904
Cephalon, Inc.*                              995         53,730
Charles River Laboratories
   International, Inc.*                      200          9,774
Digene Corporation*                          300         10,959
Genentech, Inc.*                           1,600         89,920
Genzyme Corporation*                         400         18,932
Gilead Sciences, Inc.*                     1,200         80,400
Human Genome Sciences, Inc.*               1,000         11,630
ICOS Corporation*                            400         11,936
Invitrogen Corporation*                      316         22,749
Medimmune, Inc.*                           1,000         23,400
Neurocrine Biosciences, Inc.*                400         20,740
Techne Corporation*                          400         17,380
                                                   ------------
                                                        794,145

BREWERS - 0.1%
Anheuser-Busch Companies, Inc.             2,100        113,400

BROADCASTING & CABLE TV - 0.5%
Clear Channel Communications, Inc.         2,800        103,460
Comcast Corporation*                       1,114         31,225
Cox Communications, Inc.*                    600         16,674
Cox Radio, Inc.*                             700         12,166
DirecTV Group, Inc.*                       1,940         33,174
Echostar Communications
   Corporation*                            3,900        119,925
Emmis Communications
   Corporation*                              400          8,392
Liberty Media Corporation*                 6,064         54,515
Liberty Media International, Inc.*           303         11,241
NTL, Inc.*                                 1,200         69,144
Radio One, Inc. (Cl.D)*                      900         14,409
Westwood One, Inc.*                          300          7,140
                                                   ------------
                                                        481,465

BUILDING PRODUCTS - 0.0%
Trex Company, Inc.*                          500         18,875

CASINOS & GAMING - 0.2%
Caesars Entertainment, Inc.*               1,900         28,500
International Game Technology              2,100         81,060
Mandalay Resort Group                        200         13,728
Multimedia Games, Inc.*                    1,800         48,276
Station Casinos, Inc.                        900         43,560
                                                   ------------
                                                        215,124

CATALOG RETAIL - 0.2%
Insight Enterprises, Inc.*                 1,200         21,312
Interactivecorp*                           5,300        159,742
                                                   ------------
                                                        181,054

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
COMMODITY CHEMICALS - 0.1%
Millennium Chemicals, Inc.                 3,000       $ 51,960

COMMUNICATIONS EQUIPMENT - 1.8%
Advanced Fibre Communications, Inc.*         400          8,080
Andrew Corporation*                          700         14,007
Avaya, Inc.*                               1,100         17,369
Black Box Corporation                        300         14,178
Brocade Communications Systems,
   Inc.*                                   1,100          6,578
Cable Design Technologies
   Corporation*                              600          6,360
Centillium Communications, Inc.*           2,400          9,192
Cisco Systems, Inc.*                      26,100        618,570
Comverse Technology, Inc.*                 1,200         23,928
Corning, Inc.*                             6,000         78,360
Emulex Corporation*                        2,400         34,344
F5 Networks, Inc.*                           600         15,888
Inter-Tel, Inc.                              200          4,994
JDS Uniphase Corporation*                  2,900         10,991
Juniper Networks, Inc.*                    1,600         39,312
Lucent Technologies*                       7,600         28,728
Motorola, Inc.                             8,900        162,425
Nokia Oyj ADR                              3,600         52,344
Nortel Networks Corporation*               4,200         20,958
Plantronics, Inc.*                           700         29,470
Polycom, Inc.*                             1,600         35,856
Powerwave Technologies, Inc.*              1,100          8,470
QLogic Corporation*                        2,500         66,475
Qualcomm, Inc.                             2,800        204,344
Research in Motion, Ltd.*                  1,400         95,816
                                                   ------------
                                                      1,607,037

COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                     1,550         78,647

COMPUTER HARDWARE - 1.4%
Dell, Inc.*                               16,900        605,358
Hewlett-Packard Company                    7,911        166,922
International Business
   Machines Corporation                    5,000        440,750
                                                   ------------
                                                      1,213,030

COMPUTER STORAGE & PERIPHERALS - 0.2%
Lexmark International, Inc.*               1,200        115,836
Storage Technology Corporation*            1,400         40,600
                                                   ------------
                                                        156,436

CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.*               500          8,135

CONSTRUCTION & FARM MACHINERY - 0.2%
Deere & Company                            1,000         70,140
Oshkosh Truck Corporation                    800         45,848
Paccar, Inc.                                 900         52,191
                                                   ------------
                                                        168,179

--------------------------------------------------------------------------------
                                      51    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
CONSUMER ELECTRONICS - 0.1%
Digital Theater Systems, Inc.*             1,900       $ 49,685

CONSUMER FINANCE - 0.4%
American Express Company                   4,900        251,762
CIT Group, Inc.                              400         15,316
Moneygram International, Inc.*               900         18,540
SLM Corporation                            2,000         80,900
                                                   ------------
                                                        366,518

DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Affiliated Computer Services, Inc.*        1,500         79,410
Automatic Data Processing, Inc.            3,100        129,828
Ceridian Corporation*                        600         13,500
DST Systems, Inc.*                         2,300        110,607
First Data Corporation                     1,400         62,328
Fiserv, Inc.*                              1,000         38,890
Global Payments, Inc.                        300         13,506
Iron Mountain, Inc.*                         700         33,782
                                                   ------------
                                                        481,851

DEPARTMENT STORES - 0.1%
Kohl's Corporation*                        1,400         59,192

DIVERSIFIED BANKS - 2.4%
Bank of America Corporation                5,988        506,705
Bank One Corporation                       7,500        382,500
Comerica, Inc.                             6,500        356,720
Popular, Inc.                                400         17,108
U.S. Bancorp                              17,000        468,520
Wachovia Corporation                       4,400        195,800
Wells Fargo & Company                      3,800        217,474
                                                   ------------
                                                      2,144,827

DIVERSIFIED CAPITAL MARKETS - 0.4%
J.P. Morgan Chase & Company                7,936        307,679

DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation                          1,900         77,330
Dow Chemical Company                       4,200        170,940
E.I. du Pont de Nemours &
   Company                                 2,051         91,105
                                                   ------------
                                                        339,375

DIVERSIFIED COMMERCIAL SERVICES - 0.3%
Apollo Group, Inc.*                          700         61,803
Career Education Corporation*                400         18,224
Choicepoint, Inc.*                           966         44,108
Corinthian Colleges, Inc.*                   500         12,370
Corporate Executive Board Company            600         34,674
DeVry, Inc.*                                 500         13,710
Education Management Corporation*            700         23,002
Exult, Inc.*                               1,600          8,608
Servicemaster Company                        900         11,088
University of Phoenix Online*                566         49,576
                                                   ------------
                                                        277,163

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
DIVERSIFED METALS & MINING - 0.0%
BHP Billiton Ltd. ADR                      2,100       $ 36,792

DRUG RETAIL - 0.3%
CVS Corporation                            1,800         75,636
Walgreen Company                           4,700        170,187
                                                   ------------
                                                        245,823

ELECTRIC UTILITIES - 1.0%
Alliant Energy Corporation                   700         18,256
American Electric Power Company,
   Inc.                                    1,500         48,000
Edison International                       2,300         58,811
El Paso Electric Company*                  2,500         38,600
Entergy Corporation                        1,100         61,611
Exelon Corporation                         2,600         86,554
FirstEnergy Corporation                    3,600        134,676
Great Plains Energy, Inc.                    800         23,760
OGE Energy Corporation                     1,100         28,017
PG&E Corporation*                          2,500         69,850
PPL Corporation                            1,600         73,440
Pinnacle West Capital Corporation          1,300         52,507
Southern Company                           1,600         46,640
TXU Corporation                            2,800        113,428
Teco Energy, Inc.                          1,100         13,189
                                                   ------------
                                                        867,339

ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
C & DTechnologies, Inc.                      600         10,698
Littelfuse, Inc.*                            600         25,446
Roper Industries, Inc.                       700         39,830
                                                   ------------
                                                         75,974

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
Aeroflex, Inc.*                              900         12,897
Electronic Manufacturing Services - 0.1%
AVX Corporation                              800         11,560
Jabil Circuit, Inc.*                       1,400         35,252
Plexus Corporation*                        2,000         27,000
                                                   ------------
                                                         73,812

EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                             1,100         55,847
Monster Worldwide, Inc.*                     800         20,576
Robert Half International, Inc.            1,000         29,770
                                                   ------------
                                                        106,193

ENVIRONMENTAL SERVICES - 0.2%
Stericycle, Inc.*                            100          5,174
Waste Connections, Inc.*                     600         17,796
Waste Management, Inc.                     4,612        141,358
                                                   ------------
                                                        164,328

--------------------------------------------------------------------------------
                                      52    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Agrium, Inc.                               2,600       $ 37,830
IMC Global, Inc.                           1,500         20,100
Potash Corporation of
   Saskatchewan, Inc.                      1,100        106,590
                                                   ------------
                                                        164,520

FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*              300          7,962
Sysco Corporation                          2,600         93,262
United Natural Foods, Inc.*                  400         11,564
                                                   ------------
                                                        112,788

FOOD RETAIL - 0.0%
Whole Foods Market, Inc.                     300         28,635

FOREST PRODUCTS - 0.0%
Weyerhaeuser Company                         600         37,872

GAS UTILITIES - 0.1%
Nisource, Inc.                             2,300         47,426
WGL Holdings, Inc.                           700         20,104
                                                   ------------
                                                         67,530

GENERAL MERCHANDISE STORES - 0.5%
Dollar Tree Stores, Inc.*                  2,200         60,346
Family Dollar Stores, Inc.                 2,600         79,092
Target Corporation                         6,300        267,561
                                                   ------------
                                                        406,999

GOLD - 0.1%
Newmont Mining Corporation
   Holding Company                         3,300        127,908

HEALTH CARE DISTRIBUTORS - 0.2%
Amerisourcebergen Corporation                400         23,912
Cardinal Health, Inc.                      1,850        129,593
Omnicare, Inc.                               900         38,529
Patterson Dental Companies, Inc.*            200         15,298
                                                   ------------
                                                        207,332

HEALTH CARE EQUIPMENT - 1.1%
Apogent Technologies, Inc.*                  700         22,400
Baxter International, Inc.                 2,100         72,471
Becton, Dickinson & Company                1,000         51,800
Biomet, Inc.                                 700         31,108
Boston Scientific Corporation*             3,300        141,240
C.R. Bard, Inc.                              800         45,320
Cytyc Corporation*                         1,700         43,129
Dentsply International, Inc.                 500         26,050
Guidant Corporation                        1,400         78,232
Inamed Corporation*                          100          6,285
Medtronic, Inc.                            4,400        214,368
St. Jude Medical, Inc.*                      900         68,085
Steris Corporation*                        1,200         27,072
Stryker Corporation                        1,500         82,500
Thoratec Corporation*                        400          4,292
Zimmer Holdings, Inc.*                     1,000         88,200
                                                   ------------
                                                      1,002,552

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
HEALTH CARE FACILITIES - 0.2%
Community Health Systems, Inc.  *            600       $ 16,062
HCA, Inc.                                  2,000         83,180
Lifepoint Hospitals, Inc.*                   300         11,166
Symbion, Inc.*                               300          5,238
Triad Hospitals, Inc.                        410         15,264
United Surgical Partners
   International, Inc.*                      600         23,682
                                                   ------------
                                                        154,592

HEALTH CARE SERVICES - 0.3%
Accredo Health, Inc.*                      1,100         42,845
Advisory Board Company*                      400         14,240
Computer Programs & Systems, Inc.          1,700         34,646
DaVita, Inc.*                                750         23,122
Laboratory Corporation of
   America Holdings*                       2,700        107,190
Medco Health Solutions, Inc.*                663         24,862
                                                   ------------
                                                        246,905

HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc.                          200         13,014
Caremark Rx, Inc.*                         1,900         62,586
Edwards Lifesciences Corporation*            300         10,455
                                                   ------------
                                                         86,055

HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.*                     100          7,333

HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                           8,050        283,360
Lowe's Companies, Inc.                     3,000        157,650
                                                   ------------
                                                        441,010

HOMEBUILDING - 0.1%
D.R. Horton, Inc.                            887         25,191
Levitt Corporation*                          400         10,304
Toll Brothers, Inc.*                         800         33,856
WCI Communities, Inc.*                       400          8,924
                                                   ------------
                                                         78,275

HOTELS, RESORTS & CRUISE LINES - 0.2%
Carnival Corporation                       2,900        136,300
Fairmont Hotels & Resorts, Inc.              600         16,170
                                                   ------------
                                                        152,470

HOUSEHOLD APPLIANCES - 0.0%
Stanley Works                                600         27,348

HOUSEHOLD PRODUCTS - 1.0%
Clorox Company                             1,300         69,914
Colgate-Palmolive Company                  1,900        111,055
Kimberly-Clark Corporation                 1,600        105,408
Procter & Gamble Company                  11,600        631,504
                                                   ------------
                                                        917,881

HOUSEWARES & SPECIALTIES - 0.2%
Fortune Brands, Inc.                       1,300         98,059
Newell Rubbermaid, Inc.                    4,600        108,100
                                                   ------------
                                                        206,159

--------------------------------------------------------------------------------
                                      53    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
HYPERMARKETS & SUPERCENTERS - 0.8%
Wal-Mart Stores, Inc.                     13,400      $ 706,984

INDUSTRIAL CONGLOMERATES - 2.2%
General Electric Company                  47,400      1,535,760
Tyco International, Ltd.                  11,900        394,366
                                                   ------------
                                                      1,930,126

INDUSTRIAL MACHINERY - 0.5%
Actuant Corporation*                         900         35,091
Danaher Corporation                        2,300        119,255
Harsco Corporation                           400         18,800
ITT Industries, Inc.                         300         24,900
Illinois Tool Works, Inc.                  1,800        172,602
Nordson Corporation                          400         17,348
Pall Corporation                           2,200         57,618
                                                   ------------
                                                        445,614

INSURANCE BROKERS - 0.1%
Arthur J. Gallagher & Company                400         12,180
Marsh & McLennan Companies, Inc.           2,200         99,836
                                                   ------------
                                                        112,016

INTEGRATED OIL & GAS - 2.4%
Amerada Hess Corporation                     100          7,919
BP plc ADR                                 3,200        171,424
ChevronTexaco Corporation                  4,225        397,615
Conoco Phillips                            2,400        183,096
Eni SpA ADR                                  500         50,170
Exxon Mobil Corporation                   24,820      1,102,256
Murphy Oil Corporation                     1,600        117,920
Occidental Petroleum Corporation             500         24,205
Total S.A. ADR                               900         86,472
                                                   ------------
                                                      2,141,077

INTEGRATED TELECOMMUNICATION SERVICE - 0.9%
Qwest Communications
   International, Inc.*                    4,600         16,514
SBC Communications, Inc.                   3,300         80,025
Sprint Corporation (FON) Group            11,900        209,440
Tele Norte Leste Participacoes S.A.        4,700         59,831
Telefonos de Mexico S.A.
   de C.V. ADR                             1,800         59,886
Verizon Communications, Inc.              10,334        373,987
                                                   ------------
                                                        799,683

INTERNET RETAIL - 0.3%
eBay, Inc.*                                2,400        220,680

INTERNET SOFTWARE & SERVICES - 0.4%
Digital Insight Corporation*               1,100         22,803
Earthlink, Inc.*                           2,300         23,805
Matrixone, Inc.*                           5,400         37,314
Verisign, Inc.*                              700         13,930
Websense, Inc.*                              400         14,892
Yahoo!, Inc.*                              7,500        272,475
                                                   ------------
                                                        385,219

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE - 1.1%
Ameritrade Holding Corporation*            9,900      $ 112,365
E*Trade Financial Corporation*             7,300         81,395
Goldman Sachs Group, Inc.                  2,000        188,320
Grennhill & Company, Inc.*                   100          2,091
Lehman Brothers Holdings, Inc.             1,400        105,350
Merrill Lynch & Company, Inc.              4,100        221,318
Morgan Stanley                             4,300        226,911
                                                   ------------
                                                        937,750

IT CONSULTING & SERVICES - 0.1%
Bearingpoint, Inc.*                        1,100          9,757
Forrester Research, Inc.*                    800         14,920
MTC Technologies, Inc.*                      400         10,328
SRA International, Inc.*                     300         12,696
                                                   ------------
                                                         47,701

LEISURE PRODUCTS - 0.2%
Brunswick Corporation                      1,600         65,280
Hasbro, Inc.                               3,600         68,400
SCP Pool Corporation                         975         43,875
                                                   ------------
                                                        177,555

LIFE & HEALTH INSURANCE - 0.4%
Conseco, Inc.*                             1,600         31,840
Genworth Financial, Inc.*                  4,000         91,800
Protective Life Corporation                  400         15,468
Prudential Financial, Inc.                 3,200        148,704
Stancorp Financial Group, Inc.               400         26,800
Unumprovident Corporation                  3,200         50,880
                                                   ------------
                                                        365,492

MANAGED HEALTH CARE - 0.4%
Anthem, Inc.*                                600         53,736
Coventry Health Care, Inc.*                  500         24,450
Unitedhealth Group, Inc.                   3,900        242,775
Wellchoice, Inc.*                            400         16,560
                                                   ------------
                                                        337,521

MOTORCYCLE MANUFACTURERS - 0.1%
Harley Davidson, Inc.                      1,300         80,522

MOVIES & ENTERTAINMENT - 0.7%
Fox Entertainment Group, Inc.*               400         10,680
News Corporation, Ltd. ADR                 1,400         49,588
Time Warner, Inc.*                        16,600        291,828
Viacom, Inc. (Cl.B)                        6,900        246,468
Walt Disney Company                          942         24,012
                                                   ------------
                                                        622,576

MULTI-LINE INSURANCE - 0.9%
American International Group, Inc.         9,775        696,762
Hartford Financial Services
   Group, Inc.                             1,500        103,110
                                                   ------------
                                                        799,872

--------------------------------------------------------------------------------
                                      54    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER - 0.2%
Constellation Energy Group, Inc.           1,100       $ 41,690
Duke Energy Corporation                    5,000        101,450
Dynegy, Inc.*                              4,800         20,448
Energy East Corporation                    1,200         29,100
National Fuel Gas Company                    800         20,000
                                                   ------------
                                                        212,688

OFFICE SERVICES & SUPPLIES - 0.1%
Herman Miller, Inc.                        1,000         28,940
Pitney Bowes, Inc.                           900         39,825
                                                   ------------
                                                         68,765

OIL & Gas Drilling - 0.2%
Grey Wolf, Inc.*                           5,200         22,048
Helmerich & Payne, Inc.                      400         10,448
Nabors Industries, Ltd.*                     300         13,566
Patterson-UTI Energy, Inc.                   800         26,728
Transocean, Inc.*                          2,809         81,292
                                                   ------------
                                                        154,082

OIL & GAS EQUIPMENT & SERVICES - 0.5%
Baker Hughes, Inc.                         1,900         71,535
BJ Services Company*                         400         18,336
Cooper Cameron Corporation*                  300         14,610
FMC Technologies, Inc.*                    2,571         74,045
Grant Prideco, Inc.*                       2,400         44,304
Maverick Tube Corporation*                   900         23,634
Schlumberger, Ltd.                         3,100        196,881
                                                   ------------
                                                        443,345

OIL & GAS - EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation             1,063         62,292
Devon Energy Corporation                     400         26,400
EOG Resources, Inc.                          400         23,884
Newfield Exploration Company*                500         27,870
Pioneer Natural Resources Company          1,100         38,588
                                                   ------------
                                                        179,034

OIL & GAS REFINING & MARKETING - 0.0%
Valero Energy Corporation                    300         22,128
Williams Companies, Inc.                     700          8,330
                                                   ------------
                                                         30,458

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.1%
Bankatlantic Bancorp, Inc.                 1,800         33,210
Catellus Development Corporation             444         10,945
Citigroup, Inc.                           18,573        863,644
First Marblehead Corporation*                300         12,078
Principal Financial Group, Inc.            2,400         83,472
                                                   ------------
                                                      1,003,349

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
PACKAGED FOODS & MEATS - 0.4%
Campbell Soup Company                      2,300       $ 61,824
Dean Foods Company*                          350         13,058
General Mills, Inc.                        2,400        114,072
H.J. Heinz Company                           620         24,304
Hershey Foods Corporation                  1,000         46,270
Kellogg Company                            1,500         62,775
Kraft Foods, Inc.                            800         25,344
Sunopta, Inc.*                             1,000          8,540
Tootsie Roll Industries, Inc.                452         14,690
                                                   ------------
                                                        370,877

PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*         700         13,965

PAPER PRODUCTS - 0.3%
Bowater, Inc.                                900         37,431
International Paper Company                2,300        102,810
MeadWestvaco Corporation                   1,800         52,902
Potlatch Corporation                       1,500         62,460
                                                   ------------
                                                        255,603

PERSONAL PRODUCTS - 0.2%
Estee Lauder Companies, Inc.                 400         19,512
Gillette Company                           3,800        161,120
                                                   ------------
                                                        180,632

PHARMACEUTICALS - 3.6%
Abbott Laboratories                        4,000        163,040
Astrazeneca plc ADR                        2,500        114,100
Barr Pharmaceuticals, Inc.*                  150          5,055
EON Labs, Inc.*                              400         16,372
Eli Lilly & Company                        4,500        314,595
Forest Laboratories, Inc.*                 2,400        135,912
GlaxoSmithKline plc ADR                    1,700         70,482
Hospira, Inc.*                               400         11,040
Johnson & Johnson                         11,288        628,742
Medicis Pharmaceutical Corporation           600         23,970
Merck & Company, Inc.                      7,900        375,250
Noven Pharmaceuticals, Inc.*               1,200         26,424
Pfizer, Inc.                              28,873        989,766
Schering-Plough Corporation                2,400         44,352
Taro Pharmaceutical Industries, Ltd.*        200          8,700
Watson Pharmaceuticals, Inc.*                800         21,520
Wyeth                                      5,600        202,496
                                                   ------------
                                                      3,151,816

PROPERTY & CASUALTY INSURANCE - 1.0%
Assurant, Inc.                             1,300         34,294
Markel Corporation*                           50         13,875
Mercury General Corporation                  200          9,930
Safeco Corporation                         6,500        286,000
St. Paul Travelers Companies, Inc.        11,614        470,832
Triad Guaranty, Inc.*                        800         46,560
XL Capital, Ltd.                             500         37,730
                                                   ------------
                                                        899,221

--------------------------------------------------------------------------------
                                      55    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
PUBLISHING - 0.4%
E.W. Scripps Company                         200       $ 21,000
Gannett Company, Inc.                      1,300        110,305
Getty Images, Inc.*                          300         18,000
McGraw-Hill Companies, Inc.                  700         53,599
Meredith Corporation                         200         10,992
New York Times Company                       800         35,768
Scholastic Corporation*                    1,200         35,940
Washington Post Company (Cl.B)                39         36,270
                                                   ------------
                                                        321,874

RAILROADS - 0.1%
Burlington Northern Santa Fe
   Corporation                             1,800         63,126
CSX Corporation                            1,600         52,432
                                                   ------------
                                                        115,558

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Archstone Smith Trust                        700         20,531
Arden Realty, Inc.                           800         23,528
Boston Properties, Inc.                      500         25,040
Camden Property Trust                        700         32,060
Duke Realty Corporation                    2,800         89,068
Eastgroup Properties, Inc.                   500         16,835
LaSalle Hotel Properties                   1,100         26,840
Mills Corporation                            600         28,020
Reckson Associates Realty
   Corporation                               600         16,476
Redwood Trust, Inc.                          300         16,704
Regency Centers Corporation                  800         34,320
Rouse Company                                600         28,500
Simon Property Group, Inc.                   700         35,994
SL Green Realty Corporation                  400         18,720
United Dominion Realty Trust, Inc.         2,300         45,494
Vornado Realty Trust                         500         28,555
Weingarten Realty Investors                  500         15,640
                                                   ------------
                                                        502,325

REGIONAL BANKS - 0.4%
Commerce Bancshares, Inc.                    593         27,245
Compass Bancshares, Inc.                     900         38,700
East West Bancorp, Inc.                    1,200         36,840
First Horizon National Corporation           600         27,282
Mercantile Bankshares Corporation            900         42,138
National Commerce Financial
   Corporation                               925         30,063
Southwest Bancorporation of
   Texas, Inc.                               600         26,472
TCF Financial Corporation                    400         23,220
Texas Regional Bancshares, Inc.              845         38,794
UCBH Holdings, Inc.                        1,200         47,424
Wilmington Trust Corporation                 800         29,776
                                                   ------------
                                                        367,954

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
RESTAURANTS - 0.4%
CEC Entertainment, Inc.*                     500       $ 14,755
Cheesecake Factory, Inc.*                    200          7,958
McDonald's Corporation                     4,600        119,600
P.F. Chang's China Bistro, Inc.*             300         12,345
Panera Bread Company*                      1,300         46,644
Rare Hospitality International, Inc.*      1,400         34,860
Ruby Tuesday, Inc.                           500         13,725
Sonic Corporation*                           600         13,650
Starbucks Corporation*                     1,600         69,568
Yum! Brands, Inc.*                         1,100         40,942
                                                   ------------
                                                        374,047

SEMICONDUCTOR EQUIPMENT - 0.3%
ATMI, Inc.*                                  500         13,655
Advanced Energy Industries,
   Inc.*                                   1,100         17,292
Applied Materials, Inc.*                   3,600         70,632
Cymer, Inc.*                                 500         18,720
KLA-Tencor Corporation*                      500         24,690
Mykrolis Corporation*                        800         13,936
Novellus Systems, Inc.*                    2,100         66,024
Varian Semiconductor Equipment
   Associates, Inc.*                         100          3,856
                                                   ------------
                                                        228,805

SEMICONDUCTORS - 1.5%
Agere Systems, Inc. (Cl.B)*                1,100          2,365
Analog Devices, Inc.                       2,334        109,885
Intel Corporation                         24,500        676,200
Intersil Corporation                       1,400         30,324
Linear Technology Corporation              2,000         78,940
Maxim Integrated Products, Inc.            2,100        110,082
Microchip Technology, Inc.                   500         15,770
Omnivision Technologies, Inc.*               600          9,570
Semiconductor Manufacturing
   International Corporation ADR*          1,600         17,168
Semtech Corporation*                       1,100         25,894
TTM Technologies, Inc.*                    1,400         16,590
Tessera Technologies, Inc.*                  700         12,614
Texas Instruments, Inc.                    3,900         94,302
Xilinx, Inc.                               3,000         99,930
Zoran Corporation*                         1,089         19,983
                                                   ------------
                                                      1,319,617

SOFT DRINKS - 1.1%
Coca-Cola Company                          9,800        494,704
Cott Corporation*                          2,300         74,520
Pepsico, Inc.                              7,300        393,324
                                                   ------------
                                                        962,548
SPECIALIZED FINANCE - 0.0%
Moody's Corporation                          600         38,796

--------------------------------------------------------------------------------
                                      56    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)               SHARES         VALUE
---------------------------------------------------------------
SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                         900       $ 25,938
Great Lakes Chemical Corporation             300          8,118
Minerals Technologies, Inc.                  300         17,400
Symyx Technologies, Inc.*                  1,300         31,356
Valspar Corporation                          300         15,132
                                                   ------------
                                                         97,944
SPECIALTY STORES - 0.3%
A.C. Moore Arts & Crafts, Inc.*            1,000         27,510
Cost Plus, Inc.*                             600         19,470
O'Reilly Automotive, Inc.*                   900         40,680
Petsmart, Inc.                             1,000         32,450
Pier 1 Imports, Inc.                       1,200         21,228
Rent-A-Center, Inc.*                         250          7,483
Staples, Inc.                              1,900         55,689
Williams-Sonoma, Inc.*                       500         16,480
                                                   ------------
                                                        220,990
STEEL - 0.4%
International Steel Group, Inc.*             500         14,875
Nucor Corporation                          4,200        322,392
Steel Dynamics, Inc.*                      1,700         48,671
                                                   ------------
                                                        385,938
SYSTEMS SOFTWARE - 1.9%
Adobe Systems, Inc.                          900         41,850
Borland Software Corporation*                700          5,943
Macrovision Corporation*                     900         22,527
Microsoft Corporation                     41,400      1,182,384
Network Associates, Inc.*                  3,800         68,894
Oracle Corporation*                       23,300        277,969
Red Hat, Inc.*                               500         11,485
Symantec Corporation*                        300         13,134
Veritas Software Corporation*              2,000         55,400
                                                   ------------
                                                      1,679,586
TECHNOLOGY DISTRIBUTORS - 0.2%
CDW Corporation                            1,400         89,264
Ingram Micro, Inc.*                        1,600         23,152
Tech Data Corporation*                       400         15,652
                                                   ------------
                                                        128,068
THRIFTS & MORTGAGE FINANCE - 0.8%
Doral Financial Corporation                  425         14,663
Fannie Mae                                 2,900        206,944
Freddie Mac                                4,200        265,860
Indymac Bancorp, Inc.                        500         15,800
MGIC Investment Corporation                  900         68,274
PMI Group, Inc.                              800         34,816
Radian Group, Inc.                         1,800         86,220
                                                   ------------
                                                        692,577
TOBACCO - 0.6%
Altria Group, Inc.                         9,900        495,495

                                        PRINCIPAL
                                        AMOUNT OR
                                        NUMBER OF      MARKET
COMMON STOCKS (CONTINUED)                 SHARES       VALUE
---------------------------------------------------------------
TRUCKING - 0.0%
Covenant Transport, Inc.*                    700       $ 11,963
Dollar Thrifty Automotive Group, Inc.*       800         21,952
                                                   ------------
                                                         33,915
WIRELESS TELECOMMUNICATIONS SERVICES - 1.0%
America Movil S.A. de C.V. ADR             2,600         94,562
Crown Castle International Corporation*    5,400         79,650
Nextel Communications, Inc.*               8,700        231,942
Nextel Partners, Inc.*                     1,400         22,288
NII Holdings, Inc. (Cl.B)*                 1,500         50,535
Rogers Wireless Communications,
   Inc. (Cl.B)*                            2,200         59,510
SK Telecom Company, Ltd. ADR               2,310         48,487
Spectrasite, Inc.*                         1,000         43,220
Telephone & Data Systems, Inc.               200         14,240
Vodafone Group plc ADR                     7,500        165,750
Western Wireless Corporation*              2,700         78,057
                                                   ------------
                                                        888,241
                                                   ------------
   Total common stocks
    (cost $38,123,295) - 49.9%                       44,249,383

PREFERRED STOCKS
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc.*                        469          4,690

MOVIES & ENTERTAINMENT - 0.2%
News Corporation Ltd. ADR                  4,339        142,666

MULTI-UTILITIES & UNREGULATED POWER - 0.0%
TNP Enterprises, Inc.                         27         30,030
                                                   ------------
   Total preferred stocks
    (cost $168,032) - 0.2%                              177,386

MORTGAGE BACKED SECURITIES

U.S. GOVERNMENT SPONSORED AGENCIES - 5.4%
Federal Farm Credit Bank,
   5.50% - 2028                          $62,936          7,656
Federal Home Loan Mortgage Corporation:
   #M80714, 5.00% - 2008                 $64,781         65,794
   #E01489, 4.50% - 2018                 $46,902         45,936
   #B10343, 5.00% - 2018                 $12,236         12,276
   #E99933, 5.00% - 2018                  $8,195          8,221
   #E99966, 5.00% - 2018                 $44,549         44,693
   #B12065, 4.50% - 2019                 $27,305         26,742
   #B13549, 4.50% - 2019                 $25,777         25,219
   #1B0527, 4.629% - 2032(3)             $44,223         44,802
   #C68205, 7.00% - 2032                 $26,883         28,375
   #A14854, 5.00% - 2033                 $94,660         91,669
   TBA, 6.00% - 2034(4)                 $124,000        126,596


--------------------------------------------------------------------------------
                                      57    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

MORTGAGE BACKED                        PRINCIPAL       MARKET
SECURITIES (CONTINUED)                  AMOUNT          VALUE
---------------------------------------------------------------
Federal National Mortgage Association:
   #323322, 6.00% - 2013                $121,925      $ 127,423
   #644982, 5.50% - 2017                 124,732        127,936
   #357280, 6.50% - 2017                  58,289         61,600
   #254720, 4.50% - 2018                 183,295        179,603
   #555526, 5.50% - 2018                 314,742        322,827
   #650210, 5.50% - 2018                  94,908         97,306
   #357475, 4.50% - 2019                 220,049        215,616
   TBA, 5.50% - 2019(4)                  696,000        711,660
   #254514, 5.50% - 2032                   5,809          5,801
   #254550, 6.50% - 2032                  55,834         58,178
   #650075, 6.50% - 2032                  50,014         52,114
   #254983, 5.50% - 2033                 277,876        277,350
   #711117, 5.50% - 2033                  80,190         80,038
   #747549, 5.50% - 2033                  10,749         10,729
   #747688, 5.50% - 2033                  48,704         48,612
   #747695, 5.50% - 2033                  39,885         39,809
   #750362, 5.50% - 2033                  55,732         55,626
   #756190, 5.50% - 2033                  58,855         58,743
   #756199, 5.50% - 2033                  58,900         58,788
   #756292, 5.50% - 2033                  76,663         76,518
   #255178, 5.00% - 2034                 146,889        142,062
   #775153, 5.00% - 2034                  79,806         77,183
   #789292, 5.00% - 2034                  26,000         25,196
    TBA, 5.00% - 2034(4)                 564,000        561,180
   #789293, 5.50% - 2034                 208,000        208,037
    TBA, 6.00% - 2034(4)                 454,000        463,364
Fannie Mae Strip,
    6.50% - 2032(8)                       36,314          8,644
Fannie Mae Whole Loan,
   5.50% - 2028                           80,168         80,777
                                                   ------------
                                                      4,760,699

U.S. GOVERNMENT SPONSORED SECURITIES - 1.7%
Government National Mortgage Association:
   #780766, 7.00% - 2013                  21,697         23,132
   #781312, 7.00% - 2013                  60,474         64,484
   #67365, 11.50% - 2013                   3,372          3,834
   #427029, 8.50% - 2026                  12,530         13,820
   #604639, 5.00% - 2033                 118,901        115,530
   II#2102, 8.00% - 2025                   2,749          3,017
   II#3286, 6.50% - 2032                  56,492         58,956
   II#3442, 5.00% - 2033                 189,757        184,210
   II#3490, 6.50% - 2033                  29,595         30,903
   II#3513, 5.00% - 2034                  97,672         94,699
   II#3529, 5.00% - 2034                 197,448        191,438
   II#3500, 5.50% - 2034                 435,520        435,158
   II#3544, 5.50% - 2034                 223,885        223,698
   II#3517, 6.00% - 2034                  85,851         87,999
                                                   ------------
                                                      1,530,878
                                                   ------------
   Total mortgage backed securities
    (cost $6,297,724) - 7.1%                          6,291,577

U.S. SPONSORED                         PRINCIPAL        MARKET
AGENCY BONDS & NOTES                    AMOUNT           VALUE
---------------------------------------------------------------
Federal Home Loan Bank:
   2.75% - 2008                         $145,000      $ 139,911
   5.75% - 2012                          105,000        110,810
Federal Home Loan Mortgage Corporation:
   4.50% - 2011(8)                       164,000         17,156
   5.125% - 2012                         135,000        136,408
   4.50% - 2016(8)                       102,000         19,572
   4.50% - 2016                          250,000        250,287
   5.00% - 2019                          100,000        100,523
Federal National Mortgage Association:
   2.50% - 2006                          325,000        321,891
   3.25% - 2008                          465,000        452,558
   3.375% - 2008                         185,000        179,590
   6.00% - 2011                          112,000        120,252
   4.375% - 2012                         105,000        100,789
   3.50% - 2013                           75,000         74,699
   5.125% - 2014                          35,000         34,061
   5.00% - 2015                          150,000        154,743
Fannie Mae Whole Loan,
   2.91% - 2033                           60,000         58,913
                                                   ------------
   Total U.S. sponsored agency bonds & notes
    (cost $2,271,780)- 2.6%                           2,272,163

U.S. GOVERNMENT SECURITIES
U.S. Treasury Bonds:
   6.25% - 2023                          310,000        343,277
   6.00% - 2026                           40,000         43,101
   5.50% - 2028                          325,000        329,253
   5.375% - 2031                          70,000         70,599
U.S. Treasury Notes:
   1.06% - 2004                          205,000        204,718
   2.125% - 2004                         320,000        320,612
   2.125% - 2004                          35,000         35,051
   5.875% - 2004                         330,000        335,207
   6.50% - 2005                          510,000        534,424
   1.50% - 2006                           10,000          9,818
   2.50% - 2006                          600,000        597,985
   3.25% - 2007                          755,000        755,678
   3.25% - 2008                          710,000        701,208
   5.00% - 2011                          180,000        187,910
                                                   ------------
   Total U.S. government securities
    (cost $4,535,504) - 5.0%                          4,468,841



--------------------------------------------------------------------------------
                                      58    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        PRINCIPAL      MARKET
ASSET BACKED SECURITIES                  AMOUNT        VALUE
---------------------------------------------------------------
AUTO - 0.3%
Capital Auto Receivables Asset Trust,
   4.18% - 2007                         $ 63,877       $ 64,619
Chase Manhattan Auto Owner Trust,
   2.06% -2009                            70,000         67,823
Harley-Davidson Motorcycle Trust,
   5.29% - 2009                           28,184         28,733
Hyundai Auto Receivables Trust:
   3.02% - 2010                           40,000         39,359
   4.06% - 2010                           20,000         20,019
Morgan Stanley Auto Loan Trust,
   2.88% - 2011                           35,000         34,880
                                                   ------------
                                                        255,433
CREDIT CARDS - 0.5%
Citibank Credit Card Issuance Trust:
   6.90% - 2007                           50,000         52,688
   7.45% - 2007                          125,000        131,812
   2.22% - 2010(3)                        55,000         56,167
MBNA Credit Card Master Trust,
   8.40% - 2009(1)                       100,000        111,631
World Financial Network Credit
   Card Master Trust, 1.533% - 2012(3)   100,000        100,533
                                                   ------------
                                                        452,831

HOME EQUITY LOANS - 2.2%
Bank of America Commercial
   Mortgage, Inc.:
   4.184% - 2034(3)                      102,387        101,101
   4.230% - 2034                           6,790          6,749
   4.347% - 2034(3)                      181,187        180,493
   4.648% - 2036                          75,000         72,334
BankBoston Home Equity Loan
   Trust, 6.35% - 2013                    80,752         83,415
Centex Home Equity,
   1.77% - 2034(3)                        90,000         90,000
Chase Funding Mortgage Loan:
   5.039% - 2023                          81,056         81,175
   5.599% - 2031                          20,000         20,514
   4.537% - 2032                          35,000         33,275
Countrywide Home Loans:
   3.613% - 2030                          75,000         74,750
   1.64% - 2034                           85,000         85,000
   5.067% - 2034(3)                       31,326         31,347
DLJ Commercial Mortgage Corporation,
   7.30% - 2032                           75,000         83,993
GCCFC 2004-GG1A A2,
   3.835% - 2036                          85,000         84,662
GECMC 2001-1 A2, 6.531% - 2033           100,000        108,940
GMAC Commercial Mortgage
   Securities, Inc., 6.70% - 2034        125,000        137,085
JP Morgan Commercial Mortgage Finance Corporation:
   6.26% - 2033                          105,000        112,428
   6.244% - 2035                          75,000         79,973

                                       PRINCIPAL
                                       AMOUNT OR
ASSET BACKED                             NUMBER        MARKET
SECURITIES (CONTINUED)                 OF SHARES       VALUE
---------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
   2004-C2 A2:
   3.246% - 2029                        $125,000      $ 119,119
   4.567% - 2029(3)                      $75,000         75,448
Morgan Stanley Dean Witter Capital,
   5.98% - 2039                         $200,000        211,045
Washington Mutual 2004-AR1 A,
   4.229% - 2034                         $55,802         55,066
                                                     ----------
                                                      1,927,912

OTHER - 0.5%
John Deere Owner Trust, Series
   2001-A, Class A4, 3.78% - 2008       $250,000        251,498
Peco Energy Transition Trust 2001-A
   A1, 6.52% - 2010                     $100,000        109,624
Reliant Energy Transition Bond
Company, LLC, 5.63% - 2015               $75,000         78,223
                                                     ----------
                                                        439,345
                                                     ----------
   Total asset backed securities
    (cost $3,086,673) - 3.5%                          3,075,521

MUNICIPAL BONDS

KANSAS - 0.0%
Kansas State Diversified Financial
   Authority Revenue, 5.50% - 2034       $30,000         28,374

OREGON - 0.0%
Oregon State Taxable Pension
   General Obligation, 5.892% - 2027     $15,000         15,131
                                                     ----------
   Total municipal bonds
    (cost $45,000) - 0.0%                                43,505

MISCELLANEOUS ASSETS
WARRANTS - 0.0%
Travelcenters of America*                    150            750
                                                     ----------
   Total miscellaneous assets (cost $2) - 0.0%              750

FOREIGN BONDS
BELGIUM - 0.0%
SCA Coordination Center, 4.50% - 2015(1) $30,000         27,273

BERMUDA - 0.1%
XL Capital, Ltd., 6.50% - 2012           $40,000         42,784

CANADA - 0.3%
Candian National Railway,
   4.40% - 2013                          $35,000         32,787
Canadian Natural Resources,
   7.20% - 2032                          $80,000         88,299
FalconBridge, Ltd., 7.35% - 2012         $25,000         25,957
Hockey Company, 11.25% - 2009            $25,000         29,750
Luscar Coal, Ltd., 9.75% - 2011          $25,000         28,125
Nortel Networks, Ltd.,
   6.125% - 2006                         $25,000         25,125
                                                     ----------
                                                        230,043
CAYMAN ISLANDS - 0.0%
Transocean, Inc., 7.50% - 2031           $30,000         34,155

--------------------------------------------------------------------------------
                                      59    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                       PRINCIPAL
                                       AMOUNT OR
                                         NUMBER        MARKET
FOREIGN BONDS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
CHILE - 0.1%
Republic of Chile, 5.50% - 2013          $40,000       $ 40,104

FRANCE - 0.2%
Cie Generale de Geophysique SA,
   10.625% - 2007                        $25,000         26,625
Crown Euro Holdings S.A.,
   10.875% - 2013                        $50,000         57,000
France Telecom, 9.00% - 2011(3)          $20,000         23,176
Rhodia S.A.:
   7.625% - 2010(1)                      $25,000         22,625
   8.875% - 2011(1)                      $50,000         42,250
                                                   ------------
                                                        171,676
IRELAND - 0.1%
MDP Acquistions plc, 9.625% - 2012       $50,000         54,750

LUXEMBOURG - 0.0%
Tyco International Group SA,
   6.375% - 2011                         $35,000         37,232

MEXICO - 0.1%
United Mexican States:
   1.840% - 2009(3)                      $35,000         35,578
   6.375% - 2013                         $45,000         44,910
                                                   ------------
                                                         80,488

SOUTH AFRICA - 0.0%
Republic of South Africa, 6.50% - 2014   $25,000         25,250

UNITED KINGDOM - 0.0%
HBOS plc, 6.00% - 2033(1)                $40,000         38,072
                                                   ------------
   Total foreign bonds (cost $772,493) - 0.9%           781,827

FOREIGN STOCKS
AUSTRALIA - 1.3%
Australia & New Zealand Banking
   Group, Ltd.                            12,748        162,331
Australian Gas Light Company, Ltd.         4,802         40,576
Bluescope Steel, Ltd.                     31,025        145,665
Boral, Ltd.                               41,213        185,460
CSL, Ltd.                                  1,276         19,822
Coles Myer, Ltd.                          14,621         87,489
General Property Trust**                  12,985         31,568
Insurance Australia Group, Ltd.           11,325         39,445
Macquarie Bank, Ltd.                       2,756         65,044
National Australia Bank, Ltd.              7,858        163,341
News Corporation, Ltd.                       646          5,706
QBE Insurance Group, Ltd.                 14,381        128,228
Qantas Airways, Ltd.                      12,085         29,633
Westfield Trust**                         24,435         75,064
                                                   ------------
                                                      1,179,372

AUSTRIA - 0.1%
Bank Austria Creditanstalt                 1,293         75,825

BRAZIL - 0.2%
Petroleo Brasileiro S.A. ADR               5,400        136,080

                                         NUMBER        MARKET
FOREIGN STOCKS (CONTINUED)             OF SHARES       VALUE
---------------------------------------------------------------
CHILE - 0.1%
Banco Santander Chile S.A. ADR             4,588      $ 122,500

FINLAND - 0.1%
Nokia Oyj                                  2,826         40,778

FRANCE - 1.7%
Aventis S.A.                                 448         33,821
BNP Paribas S.A.                           3,546        218,085
Bouygues S.A.                              3,119        104,431
CNP Assurances                             2,081        120,744
Carrefour S.A.                             2,017         97,865
Casino Guichard-Perrachon S.A.             1,094         98,695
European Aeronautic Defence &
   Space Company                           2,388         66,475
JC Decaux S.A.*                            7,587        162,368
Lafarge S.A.                                 288         25,684
PSA Peugeot Citroen S.A.                   1,277         71,111
Renault S.A.                               1,031         78,523
Sagem S.A.                                   581         64,820
Sanofi-Synthelabo S.A.                     1,921        121,767
Thomson S.A.                               5,562        109,693
Total S.A.                                   915        174,444
                                                   ------------
                                                      1,548,526

GERMANY - 1.7%
Adidas-Salomon AG                            599         71,515
Allianz AG                                   775         83,947
BASF AG                                    2,607        139,528
Celesio AG                                   981         58,603
Degussa AG                                 3,036        100,876
Deutsche Bank AG                           1,181         92,793
E.On AG                                    2,522        181,956
Hypo Real Estate Holding AG*               2,978         87,355
Jenoptik AG*                               3,041         32,670
Metro AG                                   1,963         93,048
Porsche AG                                   143         95,698
SAP AG                                     1,167        193,466
Siemens AG                                 3,226        232,002
                                                   ------------
                                                      1,463,457

HONG KONG - 0.4%
China Overseas Land &
   Investment, Ltd.                      136,000         23,539
China Unicom, Ltd.                        30,000         23,654
Espirit Holdings, Ltd.                    11,500         51,456
Hong Kong Electric Holdings, Ltd.          9,500         39,341
Hutchison Whampoa, Ltd.                   11,400         77,829
Sun Hung Kai Properties, Ltd.              9,000         73,848
Yue Yuen Industrial Holdings, Ltd.        28,000         68,027
                                                   ------------
                                                        357,694

IRELAND - 0.1%
Anglo Irish Bank Corporation plc           4,251         66,460


--------------------------------------------------------------------------------
                                      60    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)             OF SHARES       VALUE
---------------------------------------------------------------
ITALY - 0.5%
Eni SpA                                    8,171      $ 162,241
Telecom Italia Mobile SpA                 22,063        125,088
Telecom Italia SpA                        29,676         92,249
UniCredito Italiano SpA                   13,559         66,976
                                                   ------------
                                                        446,554

JAPAN - 3.0%
Aiful Corporation                            800         83,508
Bank of Yokohama, Ltd.                    15,000         93,754
Canon, Inc.                                4,000        210,787
Eisai Company, Ltd.                        1,600         46,043
Fanuc, Ltd.                                1,000         59,662
Goldcrest Company, Ltd.                      450         30,972
Honda Motor Company, Ltd.                  1,000         48,206
KDDI Corporation                              19        108,656
Kaneka Corporation                         6,000         56,802
Kirin Brewery Company, Ltd.                6,000         59,332
Kobayashi Pharmaceutical
   Company, Ltd.                           2,000         57,737
Kyocera Corporation                          800         67,892
Mitsubishi Corporation                    11,000        106,860
Misubishi Heavy Industries. Ltd.          23,000         62,393
Mitsui Sumitomo Insurance
   Company, Ltd.                           7,000         65,756
NEC Soft, Ltd.                               800         22,288
Nippon Steel Corporation                  40,000         83,948
Nippon Yusen Kabushiki Kaisha             16,000         73,757
Nomura Holdings, Inc.                      6,000         88,805
Noritsu Koki Company, Ltd.                 1,000         24,286
Pioneer Corporation                        3,500         90,455
Sony Corporation                           3,400        128,067
Sumitomo Corporation                      12,000         87,101
Sumitomo Electric Industries, Ltd.         5,000         51,001
Sumitomo Mitsui Financial
   Group, Inc.                                17        116,538
TDK Corporation                            1,500        113,825
Takeda Pharmaceutical
   Company, Ltd.                           2,000         87,797
Teijin, Ltd.                              20,000         74,783
Tohoku Electric Power
   Company, Inc.                           7,100        119,597
Toyota Motor Corporation                   8,300        336,214
Uniden Corporation                         2,000         43,349
                                                   ------------
                                                      2,700,171

MALAYSIA - 0.0%
Astro All Asia Networks plc*1             11,800         14,222

MEXICO - 0.2%
Cemex S.A. de CV                          17,774        102,948
Wal-Mart de Mexico S.A. de CV             30,500         90,445
                                                   ------------
                                                        193,393

                                        NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)             OF SHARES       VALUE
---------------------------------------------------------------
NETHERLANDS - 0.4%
ABN Amro Holding N.V.                      4,395       $ 96,142
CSM N.V.                                   2,409         56,948
Corio N.V.**                                 861         36,664
Draka Holding N.V.                         2,653         50,192
Ing Groep N.V.                             3,506         82,752
                                                   ------------
                                                        322,698

NORWAY - 0.2%
Norsk Hydro ASA                              632         41,076
Statoil ASA                                8,777        111,430
Yara International ASA*                      632          5,106
                                                   ------------
                                                        157,612

SINGAPORE - 0.1%
SembCorp Industries, Ltd.                 90,000         70,017

SPAIN - 0.4%
Acciona S.A.                               1,610        100,095
Banco Santander Central
   Hispano S.A.                           10,663        110,661
Gestevis Telecinco S.A.*                     400          5,971
Iberdrola S.A.                             5,862        123,740
                                                   ------------
                                                        340,467

SWEDEN - 0.7%
Nordea AB                                 29,961        215,770
SSAB Svenskt Stal AB                       4,950         83,453
Skandinaviska Enskilda Banken AB           4,517         65,360
Svenska Handelsbanken AB                   5,224        104,716
Tele2 AB (Cl.B)                            2,911        127,524
                                                   ------------
                                                        596,823

SWITZERLAND - 0.7%
Credit Suisse Group*                       3,824        135,873
Nestle S.A.                                  687        183,215
Novartis AG                                7,558        333,423
                                                   ------------
                                                        652,511

UNITED KINGDOM - 3.1%
Aegis Group plc                           43,130         70,199
Alliance & Leicester plc                   6,298         96,682
Allied Domecq plc                          8,037         68,503
Amec plc                                  18,476         91,556
Anglo American plc                         2,466         50,490
Arriva plc                                11,877         88,417
AstraZeneca plc                            1,227         55,051
BP plc                                    13,726        121,287
Barclays plc                              27,143        231,229
Bradford & Bingley plc                    13,158         66,515
British Sky Broadcasting Group plc         9,013        101,912
Centrica plc                              36,212        147,266
GlaxoSmithKline plc                        6,309        127,686
Guinness Peat Group plc                   24,550         30,401
HBOS plc                                  12,255        151,682
HSBC Holdings plc                          6,638         98,952
J. Sainsbury plc                          10,556         54,510

--------------------------------------------------------------------------------
                                      61    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
---------------------------------------------------------------

                                        NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)             OF SHARES       VALUE
---------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
MMO2 plc*                                 71,156      $ 119,686
Persimmon plc                              5,342         60,984
RMC Group plc                              8,126         89,524
Royal & Sun Alliance Insurance
   Group plc                              23,873         35,717
Royal Bank of Scotland Group plc           6,907        199,161
Shell Transport & Trading
   Company plc                            30,176        221,359
Tesco plc                                 18,188         87,985
Unilever plc                              17,502        171,713
Vodafone Group plc                        13,782         30,242
Whitbread plc                              7,160        106,669
                                                   ------------
                                                      2,775,378
                                                   ------------
   Total foreign stocks
    (cost $10,775,356) - 15.0%                       13,260,538

FOREIGN GOVERNMENT

MEXICO - 0.1%
Grupo Financiero Banorte S.A.
   de C.V.                                27,300         96,555

UNITED KINGDOM - 0.1%
Aviva plc                                  5,182         53,519
                                                   ------------
   Total foreign government
    (cost $124,512) - 0.2%                              150,074

SHORT TERM INVESTMENTS
State Street GA Money Market
   Fund                                  317,308        317,308
T. Rowe Price Reserve
   Investment Fund                     3,017,989      3,017,989
                                                   ------------
   Total short term investments
    (cost $3,335,297) - 3.7%                          3,335,297
                                                   ------------
   Total investments
    (cost $81,576,379) - 101.8%                      90,239,565
   Liabilities, less cash & other assets - (1.8%)    (1,623,609)
                                                   ------------
   Total net assets - 100.0%                        $88,615,956
                                                   ============

*Non-income producing security
**Passive Foreign Investment Company
ADR ( American Depositary Receipt)
LP (Limited Partnership)
OP (Operating Partnership)
plc (public limited company)
(1)Security is a 144A series.The total market value of 144A securities is $2,701,193 (cost $2,691,437), or 3.0% of total net assets.
(2)Security is a step bond. Rate indicated is rate effective at June 30, 2004.
(3)Variable rate security. Rate indicated is rate effective at June 30, 2004.
(4)Security represents a "when issued" investment.
(5)Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts ot $0, or 0.0% or net assets.
(6)Security is a private placement.
(7)Security is in default due to bankruptcy.
(8)Interest only security.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL RETURNS
                          AS OF JUNE 30, 2004(1)

                                                 Since
                                                Inception
                    1 Year        5 Years       (6-1-95)
Series N            14.89%         2.45%          8.02%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
                                      62

                                  SERIES O
                            EQUITY INCOME SERIES






                                   [LOGO]
                                SUBADVISOR,
                        T. ROWE PRICE ASSOCIATES, INC.



--------------------------------------------------------------------------------
                                      63

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES O (EQUITY INCOME)
----------------------------------------------------------------

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER       MARKET
CONVERTIBLE BOND                        OF SHARES     VALUE
----------------------------------------------------------------
TECHNOLOGY - 0.6%
Lucent Technologies, Inc.,
   8.00% - 2031                       $1,150,000     $1,290,875
                                                   ------------
   Total convertible bond
    (cost $890,387) - 0.6%                            1,290,875

PREFERRED STOCKS
BANKS & CREDIT - 0.3%
Ford Motor Company Capital Trust II,
   6.50% - 2032                           10,300        564,028
INSURANCE - 0.2%
Unumprovident                             20,500        508,521
                                                   ------------
   Total preferred stocks
    (cost $1,027,500) - 0.5%                          1,072,549

COMMON STOCKS
AEROSPACE & DEFENSE - 4.7%
Honeywell International, Inc.            101,300      3,710,619
Lockheed Martin Corporation               42,500      2,213,400
Raytheon Company                          56,400      2,017,428
Rockwell Collins, Inc.                    61,900      2,062,508
                                                   ------------
                                                     10,003,955
ALUMINUM - 0.4%
Alcoa, Inc.                               28,500        941,355

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. (Cl.B)          10,600        321,604
Janus Capital Group, Inc.                 21,600        356,184
Mellon Financial Corporation              58,100      1,704,073
Northern Trust Corporation                19,900        841,372
                                                   ------------
                                                      3,223,233
AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company                        54,100        846,665

BIOTECHNOLOGY - 0.6%
Medimmune, Inc.*                          52,000      1,216,800

BROADCASTING & CABLE TV - 1.1%
Comcast Corporation*                      83,592      2,343,084

COMMUNICATIONS EQUIPMENT - 1.7%
Lucent Technologies, Inc.*               145,100        548,478
Motorola, Inc.                           115,000      2,098,750
Nokia Oyj ADR                             70,100      1,019,254
                                                   ------------
                                                      3,666,482
COMPUTER HARDWARE - 1.0%
Hewlett-Packard Company                  101,199      2,135,299

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Company                   6,900        328,095

CONSUMER FINANCE - 1.0%
American Express Company                  42,200      2,168,236

DEPARTMENT STORES - 0.5%
May Department Stores Company             39,350      1,081,732

                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
DISTRIBUTORS - 0.9%
Genuine Parts Company                     46,900     $1,860,992

DIVERSIFIED BANKS - 3.6%
Bank of America Corporation               43,594      3,688,924
Bank One Corporation                      59,267      3,022,617
Wells Fargo & Company                     18,600      1,064,478
                                                   ------------
                                                      7,776,019
DIVERSIFIED CAPITAL MARKETS - 0.8%
J.P. Morgan Chase & Company               46,130      1,788,460

DIVERSIFIED CHEMICALS - 2.3%
Dow Chemical Company                      50,600      2,059,420
E.I. du Pont de Nemours & Company         45,300      2,012,226
Hercules, Inc.*                           64,800        789,912
                                                   ------------
                                                      4,861,558
DIVERSIFIED COMMERCIAL SERVICES - 0.5%
Dun & Bradstreet Corporation*             18,200        981,162

ELECTRIC UTILITIES - 1.6%
FirstEnergy Corporation                   36,157      1,352,633
TXU Corporation                           45,500      1,843,205
Teco Energy, Inc.                         14,300        171,457
                                                   ------------
                                                      3,367,295
ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
Cooper Industries, Ltd.                   42,488      2,524,212
Emerson Electric Company                  16,300      1,035,865
Hubbell, Inc. (Cl.B)                       7,100        331,641
Rockwell Automation, Inc.                 38,400      1,440,384
                                                   ------------
                                                      5,332,102
ENVIRONMENTAL SERVICES - 0.9%
Waste Management, Inc.                    64,022      1,962,274

FOOD RETAIL - 0.0%
Winn-Dixie Stores, Inc.                    6,500         46,800

GAS UTILITIES - 0.8%
Nisource, Inc.                            79,900      1,647,538

HEALTH CARE EQUIPMENT - 1.0%
Baxter International, Inc.                59,300      2,046,443

HOME IMPROVEMENT RETAIL - 0.9%
Home Depot, Inc.                          57,300      2,016,960

HOTELS, RESORTS & CRUISE LINES - 1.5%
Hilton Hotels Corporation                 76,000      1,418,160
Starwood Hotels & Resorts Worldwide,
   Inc.                                   42,149      1,890,383
                                                   ------------
                                                      3,308,543
HOUSEHOLD PRODUCTS - 2.0%
Clorox Company                            21,200      1,140,136
Colgate-Palmolive Company                 19,500      1,139,775
Kimberly-Clark Corporation                30,800      2,029,104
                                                   ------------
                                                      4,309,015

--------------------------------------------------------------------------------
                                      64    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES O (EQUITY INCOME) (CONTINUED)
----------------------------------------------------------------

                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
HOUSEWARES & SPECIALTIES - 2.0%
Fortune Brands, Inc.                      25,500    $ 1,923,465
Newell Rubbermaid, Inc.                  100,300      2,357,050
                                                   ------------
                                                      4,280,515
INDUSTRIAL CONGLOMERATES - 2.0%
General Electric Company                 135,900      4,403,160

INDUSTRIAL MACHINERY - 0.8%
Pall Corporation                          64,000      1,676,160

INSURANCE BROKERS - 1.4%
Marsh & McLennan Companies, Inc.          66,000      2,995,080

INTEGRATED OIL & GAS - 8.2%
Amerada Hess Corporation                  45,800      3,626,902
BP plc ADR                                43,784      2,345,509
ChevronTexaco Corporation                 42,566      4,005,886
Exxon Mobil Corporation                   93,168      4,137,591
Marathon Oil Corporation                  13,700        518,408
Royal Dutch Petroleum Company             57,500      2,971,025
                                                   ------------
                                                     17,605,321

INTEGRATED TELECOMMUNICATION SERVICES - 5.3%
AT&T Corporation                          52,710        771,147
Alltel Corporation                        39,600      2,004,552
Qwest Communications
   International, Inc.*                  418,701      1,503,137
SBC Communications, Inc.                  78,352      1,900,036
Sprint Corporation (FON Group)           112,000      1,971,200
Verizon Communications, Inc.              86,836      3,142,595
                                                   ------------
                                                     11,292,667

INVESTMENT BANKING & BROKERAGE - 1.3%
Charles Schwab Corporation                69,500        667,895
Morgan Stanley                            41,700      2,200,509
                                                   ------------
                                                      2,868,404
LEISURE PRODUCTS - 1.1%
Hasbro, Inc.                              27,600        524,400
Mattel, Inc.                              95,500      1,742,875
                                                   ------------
                                                      2,267,275
LIFE & HEALTH INSURANCE - 1.6%
Lincoln National Corporation              39,324      1,858,059
Unumprovident Corporation                 94,900      1,508,910
                                                   ------------
                                                      3,366,969
MANAGED HEALTH CARE - 0.9%
Cigna Corporation                         26,700      1,837,227

MOVIES & ENTERTAINMENT - 3.5%
Time Warner, Inc.*                       149,600      2,629,968
Viacom, Inc. (Cl.B)                       69,400      2,478,968
Walt Disney Company                       97,400      2,482,726
                                                   ------------
                                                      7,591,662

MULTI-UTILITIES & UNREGULATED POWER - 1.7%
Constellation Energy Group                43,500      1,648,650
Duke Energy Corporation                   99,600      2,020,884
                                                   ------------
                                                      3,669,534

                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES - 0.9%
Baker Hughes, Inc.                        15,800      $ 594,870
Schlumberger, Ltd.                        20,000      1,270,200
                                                   ------------
                                                      1,865,070
OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Anadarko Petroleum Corporation            25,800      1,511,880
Unocal Corporation                        20,800        790,400
                                                   ------------
                                                      2,302,280
OIL & GAS REFINING & MARKETING - 0.2%
El Paso Corporation                       62,600        493,288

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.7%
Citigroup, Inc.                           31,433      1,461,634

PACKAGED FOODS & MEATS - 1.9%
Campbell Soup Company                     64,100      1,723,008
Conagra Foods, Inc.                       28,800        779,904
General Mills, Inc.                       33,300      1,582,749
                                                   ------------
                                                      4,085,661
PAPER PRODUCTS - 1.8%
International Paper Company               55,620      2,486,214
Meadwestvaco Corporation                  45,400      1,334,306
                                                   ------------
                                                      3,820,520
PHARMACEUTICALS - 7.1%
Abbott Laboratories                       32,600      1,328,776
Bristol-Myers Squibb Company             122,600      3,003,700
Johnson & Johnson                         52,800      2,940,960
Merck & Company, Inc.                     76,300      3,624,250
Schering-Plough Corporation               94,100      1,738,968
Wyeth                                     70,000      2,531,200
                                                   ------------
                                                     15,167,854
PHOTOGRAPHIC PRODUCTS - 0.9%
Eastman Kodak Company                     73,500      1,983,030

PROPERTY & CASUALTY INSURANCE - 2.8%
Chubb Corporation                         23,400      1,595,412
Safeco Corporation                        47,400      2,085,600
St. Paul Travelers Companies, Inc.        57,484      2,330,401
                                                   ------------
                                                      6,011,413
PUBLISHING - 2.9%
Dow Jones & Company, Inc.                 43,400      1,957,340
Knight-Ridder, Inc.                       23,500      1,692,000
New York Times Company                    56,100      2,508,231
                                                   ------------
                                                      6,157,571
RAILROADS - 2.0%
Norfolk Southern Corporation              55,300      1,466,556
Union Pacific Corporation                 47,200      2,806,040
                                                   ------------
                                                      4,272,596
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Simon Property Group, Inc.                21,236      1,091,955

--------------------------------------------------------------------------------
                                      65    See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES O (EQUITY INCOME) (CONTINUED)
----------------------------------------------------------------

                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
REGIONAL BANKS - 2.1%
Mercantile Bankshares Corporation         25,400     $1,189,228
National City Corporation                 27,300        955,773
Suntrust Banks, Inc.                      26,100      1,696,239
Wilmington Trust Corporation              15,100        562,022
                                                   ------------
                                                      4,403,262
RESTAURANTS - 0.9%
McDonald's Corporation                    76,500      1,989,000

SEMICONDUCTORS - 0.4%
Agere Systems, Inc.*                      22,206         51,074
Texas Instruments, Inc.                   35,600        860,808
                                                   ------------
                                                        911,882
SPECIALTY CHEMICALS - 1.0%
Great Lakes Chemical Corporation          38,000      1,028,280
International Flavors & Fragrances,
   Inc.                                   31,100      1,163,140
                                                   ------------
                                                      2,191,420
SPECIALTY STORES - 0.4%
Toys 'R' Us, Inc.*                        56,200        898,076

STEEL - 0.7%
Nucor Corporation                         20,900      1,604,284

SYSTEMS SOFTWARE - 1.1%
Microsoft Corporation                     84,800      2,421,888

THRIFTS & MORTGAGE FINANCE - 0.7%
Fannie Mae                                21,000      1,498,560

TOBACCO - 1.2%
Altria Group, Inc.                        24,000      1,201,200
UST,  Inc.                                37,000      1,332,000
                                                   ------------
                                                      2,533,200
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W.W. Grainger, Inc.                       14,000        805,000
                                                   ------------
   Total common stocks
    (cost $183,354,351) - 93.8%                     201,083,515

FOREIGN STOCKS
IRELAND - 0.1%
Bank of Ireland                           13,900        185,349

NETHERLANDS - 0.6%
Unilever NV                               20,000      1,365,082
                                                   ------------
   Total foreign stocks
    (cost $1,322,734) - 0.7%                          1,550,431

                                        NUMBER         MARKET
TEMPORARY CASH INVESTMENTS             OF SHARES       VALUE
---------------------------------------------------------------
State Street GA Money Market
   Fund                                1,291,448    $ 1,291,448
T. Rowe Price Reserve Investment
   Fund                                8,202,705      8,202,705
                                                   ------------
   Total temporary cash investments
    (cost $9,494,153) - 4.4%                          9,494,153
                                                   ------------
   Total investments
    (cost $196,089,125) - 100.0%                    214,491,523
   Liabilities, less cash & other assets - 0.0%         (38,857)
                                                   ------------
   Total net assets - 100.0%                       $214,452,666
                                                   ============


*Non-income producing security
ADR (American Depositary Receipt)
plc (public limited company)

--------------------------------------------------------------------------------

                           AVERAGE ANNUAL RETURNS
                           AS OF JUNE 30, 2004(1)

                                                  Since
                                                Inception
                    1 Year        5 Years       (6-1-95)
Series O            19.28%         3.55%         11.20%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                                      66    See accompanying notes.

                                  SERIES P

                             HIGH YIELD SERIES










                             [LOGO] SECURITY
                                   FUNDS
                                 ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC



--------------------------------------------------------------------------------
                                      67

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES P (HIGH YIELD)
----------------------------------------------------------------

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
PREFERRED STOCKS                        OF SHARES       VALUE
----------------------------------------------------------------
PUBLISHING - 0.8%
Primedia, Inc., (Cl.D),
   10.00%                                  5,580      $ 524,520

STEEL - 0.0%
Weirton Steel Corporation, 0.00%             315             53
                                                   ------------
   Total preferred stocks
    (cost $355,219) - 0.8%                              524,573

COMMON STOCKS
BROADCASTING & Cable TV - 0.0%
Classic Holdco, LLC*(3)                       79           -

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
Viasystems Group, Inc.*(3)                 1,207           -

HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.*(3)                               92           -

HEALTH CARE FACILITIES - 0.6%
Service Corporation International*        50,587        372,826
Household Products - 0.0%
WKI Holding Company, Inc.*(3)                202           -

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Nextel Communications, Inc.*              19,000        506,540
                                                   ------------
   Total common stocks
    (cost $923,051) - 1.4%                              879,366

CONVERTIBLE BONDS
AIRLINES - 1.7%
Continental Airlines, Inc.,
   4.50% - 2007                       $1,550,000      1,110,188

AUTOMOTIVE - 1.0%
Sonic Automotive, 5.25% - 2009          $650,000        629,687

MEDIA-CABLE - 1.0%
Mediacom Communications,
   5.25% - 2006                         $675,000        642,094

TELECOMMUNICATIONS - WIRELESS - 1.2%
Nextel Communications,
   5.25% - 2010                         $750,000        729,375
                                                   ------------
   Total convertible bonds
    (cost $3,226,073) - 4.9%                          3,111,344

CORPORATE BONDS
AEROSPACE & DEFENSE - 5.0%
BE Aerospace, Inc., 8.875% - 2011    $ 1,550,000      1,441,500
Esterline Technologies, 7.75% - 2013    $610,000        628,300
Hexcel Corporation, 9.75% - 2009         $25,000         26,219
L-3 Communications Corporation:
   8.00% - 2008                         $400,000        414,000
   6.125% - 2014                        $200,000        191,000
Sequa Corporation:
   8.875% - 2008                        $280,000        294,700
   9.00% - 2009                         $200,000        212,500
                                                   ------------
                                                      3,208,219

                                      PRINCIPAL        MARKET
CORPORATE BONDS                         AMOUNT          VALUE
---------------------------------------------------------------
AIRLINES - 2.2%
Air Canada, 10.25% - 2011(5)            $ 65,000       $ 19,500
Atlas Air, Inc., 9.375% - 2006(4)         30,000         14,100
Delta Air Lines:
   7.70% - 2005                        1,350,000        904,500
   7.90% - 2009                           75,000         38,250
Northwest Air Lines, Inc.,
   9.875% - 2007                          10,000          7,900
Pegasus Aviation Lease Securitization,
   8.42% - 2030(3)                       489,230           -
United Air Lines, 7.73% - 2010           500,000        408,322
                                                   ------------
                                                      1,392,572
AUTOMOTIVE - 4.3%
Accuride Corporation, 9.25% - 2008        70,000         71,400
Allied Holdings, Inc., 8.625% - 2007     655,000        596,050
Dana Corporation, 9.00% - 2011            85,000         99,450
Dura Operating Corporation,
   8.625% - 2012                          10,000         10,200
Goodyear Tire & Rubber,
   7.857% - 2011                       1,300,000      1,186,250
Group One Automotive, Inc.,
   8.25% - 2013                          400,000        419,000
TRW Automotive, Inc.,
   9.375% - 2013                         312,000        351,780
                                                   ------------
                                                      2,734,130
BANKING - 0.4%
Doral Financial Corporation,
   8.50% - 2004                           70,000         70,026
FCB/NC Capital Trust , 8.05% - 2028       75,000         72,802
Popular North America, Inc.,
   6.125% - 2006                          60,000         63,278
Western Financial Bank:
   8.875% - 2007                          30,000         30,150
   9.625% - 2012                           5,000          5,500
                                                   ------------
                                                        241,756
BROKERAGE - 1.6%
E*Trade Financial Corporation,
   8.00% - 2011(6)                     1,000,000        995,000

BUILDING MATERIALS - 2.6%
Building Materials Corporation:
   8.00% - 2007                          550,000        550,000
   8.00% - 2008                          825,000        827,062
Nortek Holdings, Inc., 0.00% -
   2011(2),(6)                           300,000        240,000
Owens Corning, 7.50% - 2005(5)            20,000          9,000
                                                   ------------
                                                      1,626,062


--------------------------------------------------------------------------------
                                      68  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES P (HIGH YIELD) (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
CHEMICALS - 1.4%
Borden Chemicals & Plastics,
   9.50% - 2005(3),(5)                  $ 20,000     $        -
IMC Global, Inc., 11.25% - 2011            5,000          5,762
ISP Holdings, Inc., 10.625% - 2009       800,000        880,000
Methanex Corporation, 8.75% - 2012         5,000          5,625
Royster-Clark, Inc., 10.25% - 2009        15,000         15,000
                                                   ------------
                                                        906,387

CONSTRUCTION MACHINERY - 3.5%
Bucyrus International, 9.75% - 2007       30,000         29,400
Case Corporation, 7.25% - 2005            30,000         30,750
Case New Holland, Inc.,
   9.25% - 20116                         650,000        682,500
NMHG Holding Company,
   10.00% - 2009                           5,000          5,500
Navistar International,
   9.375% - 2006                          45,000         48,600
Shaw Group, Inc., 10.75% - 2010        1,300,000      1,274,000
Titan Wheel International, Inc.,
   8.75% - 2007                          175,000        168,000
                                                   ------------
                                                      2,238,750

CONSUMER PRODUCTS - 2.1%
Hasbro, Inc., 6.15%, 2008                 56,000         58,660
Icon Health & Fitness, 11.25% - 2012      25,000         27,250
Playtex Products, Inc., 9.375% - 2011    650,000        632,125
Sealy Mattress Company,
   8.25% - 20146                         500,000        502,500
WH Holdings/WH Capital,
   9.50% - 20116                         100,000        104,000
                                                   ------------
                                                      1,324,535

DIVERSIFIED MANUFACTURING - 0.1%
Numatics, Inc., 9.625% - 2008             50,000         44,500

ELECTRIC - 5.7%
AES Corporation:
   9.50% - 2009                          750,000        801,562
   8.875% - 2011                          95,000         98,563
Avista Corporation, 9.75% - 2008          50,000         58,750
Calpine Corporation:
   8.75% - 2007                          225,000        159,750
   8.625% - 2010                          85,000         55,250
   8.50% - 2011                          600,000        391,500
CMS Energy Corporation:
   9.875% - 2007                          10,000         10,775
   7.50% -2009                           610,000        606,950
East Coast Power LLC:
   6.737% - 2008                          48,602         49,132
   7.066% - 2012                          84,520         85,600
Edison Mission Energy,
   10.00% - 2008                         550,000        587,125
Mirant Americas LLC:
   7.625% - 20065                        775,000        587,063
   7.20% - 20085                          50,000         37,750

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
ELECTRIC (CONTINUED)
UCAR Finance, Inc., 10.25% - 2012       $ 15,000       $ 16,687
Western Rescources, Inc.,
   7.125% - 2009                          90,000         97,176
                                                   ------------
                                                      3,643,633

ENERGY - INDEPENDENT - 5.7%
Arch Western Finance, 6.75% - 2013(6)    200,000        200,000
Chesapeake Energy Corporation,
   8.375% - 2008                         825,000        891,000
El Paso Production Holdings,
   7.75% - 2013                          250,000        229,375
Encore Acquisition Company,
   6.25% - 2014(6)                       200,000        188,000
Energy Corporation of America,
   9.50% - 2007                           73,000         68,620
Forest Oil Corporation, 8.00% - 2008      15,000         15,975
Houston Exploration Company,
   7.00% - 2013                          450,000        452,250
Magnum Hunter Resources, Inc.,
   9.60% - 2012                          375,000        412,500
Plains Exploration & Production
   Company, 8.75% - 2012                  40,000         43,600
Range Resources Corporation,
   7.375% - 2013(6)                       75,000         74,625
Transmontaigne, Inc., 9.125% - 2010      500,000        515,000
Westport Resources Corporation,
   8.25% - 2011                          500,000        565,625
                                                   ------------
                                                      3,656,570

ENERGY - INTEGRATED - 1.4%
Petrobras International Finance:
   9.00% - 2008(2)                       425,000        467,500
   9.125% - 2013                         425,000        430,844
                                                   ------------
                                                        898,344

ENTERTAINMENT - 0.7%
Cinemark USA, Inc., 9.00% - 2013         400,000        436,500

ENVIRONMENTAL - 1.4%
Allied Waste of North America, Inc:
   7.625% - 2006                          40,000         41,950
   8.50% - 2008                           20,000         21,875
   8.875% - 2008                         385,000        421,575
Casella Waste Systems, 9.75% - 2013      400,000        432,000
                                                   ------------
                                                        917,400

FOOD - 3.4%
Canandaigua Brands, Inc.,
   8.625% - 2006                         200,000        215,500
Dean Foods Company,
   8.15% - 2007                          350,000        377,125
Dole Foods Company:
   7.25% - 2010                          400,000        395,000
   8.875% - 2011                         200,000        211,500
Land O' Lakes, Inc., 8.75% - 2011      1,025,000        943,000
                                                   ------------
                                                      2,142,125

--------------------------------------------------------------------------------
                                      69  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES P (HIGH YIELD) (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
GAMING - 3.0%
American Casino & Entertainment,
   7.85% - 20126                       $ 300,000      $ 304,500
Aztar Corporation, 7.875% - 2014(6)      300,000        303,000
Mandalay Resort Group:
   10.25% - 2007                          45,000         49,950
    6.50% - 2009                         300,000        304,875
MGM Grand, Inc., 6.95% - 2005            125,000        127,500
MGM Mirage, Inc.:
   8.50% - 2010                           15,000         16,200
   8.375% - 2011                          55,000         57,475
Mirage Resorts, Inc., 6.625% - 2005      150,000        152,625
Park Place Entertainment
   Corporation, 7.875% - 2005            300,000        315,375
Station Casinos, 6.00% - 2012            300,000        290,250
                                                   ------------
                                                      1,921,750

HEALTH CARE - 2.3%
Fisher Scientific International,
   8.00% - 2013                          500,000        535,000
Healthsouth Corporation, Inc.,
   8.50% - 2008                          775,000        766,281
Johnson Diversey, Inc.,
   9.625% - 2012                           5,000          5,450
Radiologix, Inc., 10.50% - 2008           45,000         47,250
Rural/Metro Corporation,
   7.875% - 2008                         150,000        130,500
Sybron Dental Specialties,
   8.125% - 2012                           5,000          5,350
                                                   ------------
                                                      1,489,831

HIGH YIELD MARKET INDEX - 2.7%
DJ Trac-X NA HY S2 T1,
   7.375% - 2009(6)                    1,750,000      1,710,625

HOME CONSTRUCTION - 0.1%
KB Home, 9.50% - 2011                     35,000         38,588

INDUSTRIAL - OTHER - 3.3%
Corrections Corporation of
   America, 7.50% - 2011                 200,000        202,000
Iron Mountain, Inc.:
   8.25% - 2011                          800,000        831,000
   7.75% - 2015                          475,000        471,437
Usec, Inc., 6.625% - 2006                600,000        594,000
                                                   ------------
                                                      2,098,437

INSURANCE - LIFE - 0.4%
Genamerica Capital, Inc.,
   8.525% - 2027(6)                      175,000        195,255
Torchmark Corporation,
   6.25% - 2006                           75,000         80,102
                                                   ------------
                                                        275,357

INSURANCE - PROPERTY & CASUALTY - 0.0%
Fairfax Financial Holdings,
   7.375% - 2006                          10,000         10,400

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
LODGING - 2.2%
HMH Properties, Inc.,
   7.875% - 2008                       $ 147,000      $ 150,675
Starwood Hotels Resorts,
   7.375% - 2007                         600,000        631,500
Sun International Hotels,
   8.875% - 2011                         550,000        587,125
                                                   ------------
                                                      1,369,300

MEDIA - CABLE - 3.1%
Charter Communications Holdings, LLC:
   8.25% - 2007                           25,000         22,875
   8.625% - 2009                         400,000        319,000
   11.125% - 2011                        300,000        252,000
CSC Holdings, Inc.:
   7.25% - 2008                          375,000        378,750
   8.125% - 2009                          35,000         36,400
   6.75% - 2012(6)                       325,000        312,000
Frontiervision Holdings,
   11.875% - 2007(5)                      20,000         24,800
Jones Intercable, Inc.,
   7.625% - 2008                         200,000        220,515
Rogers Cantel, Inc., 9.75% - 2016         10,000         11,325
Shaw Communications, Inc.,
   7.25% - 2011                          375,000        389,145
Telewest Communications,
   11.25% - 2008(4)                       45,000         26,325
                                                   ------------
                                                      1,993,135

MEDIA - NON-CABLE - 2.9%
American Media, Inc., 8.875% - 2011       80,000         77,400
Corus Entertainment, Inc.,
   8.75% - 2012                           30,000         32,063
Echostar DBS Corporation,
   9.125% - 2009                          10,000         10,962
Entercom Radio/Capital,
   7.625% - 2014                         425,000        439,344
Entravision Communication
   Corporation, 8.125% - 2009             10,000         10,313
Hollinger International Publishing,
   9.00% - 2010                          400,000        462,000
Primedia, Inc., 8.875% - 2011             55,000         54,450
Quebecor Media, Inc.:
   11.125% - 2011                         40,000         45,650
   13.75% - 2011(2)                       80,000         74,000
R.H. Donnelley Financial Corporation:
   8.875% - 2010                         250,000        274,375
   10.875% - 2012                        125,000        145,000
Time Warner, Inc., 9.125% - 2013          30,000         36,573
USA Networks, Inc., 6.75% - 2005         175,000        181,862
                                                   ------------
                                                      1,843,992

--------------------------------------------------------------------------------
                                      70  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES P (HIGH YIELD)  (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
METALS & MINING - 3.0%
AK Steel Corporation,
   7.875% - 2009                      $1,495,000     $1,397,825
Bulong Operations,
   12.50% - 2008(3),(4)                  185,000              -
Century Aluminum Company,
   11.75% - 2008                          25,000         27,875
Grupo Mexico S.A., 7.875% - 2013         200,000        164,000
International Steel Group,
   6.50% - 2014(6)                       350,000        328,125
National Steel Corporation,
   9.875% - 2009(5)                       18,366            918
Steel Dynamics, Inc., 9.50% - 2009         5,000          5,525
Weirton Steel Corporation,
   10.00% - 2008(4)                       16,130            121
                                                   ------------
                                                      1,924,389

NATURAL GAS PIPELINES - 2.9%
Gulfterra Energy Partner,
   6.25% - 2010                          425,000        429,250
Sonat, Inc., 7.625% - 2011             1,050,000        937,125
Williams Companies, Inc.,
   8.625% - 2010                         450,000        495,000
                                                   ------------
                                                      1,861,375

OIL FIELD SERVICES - 5.3%
BRL Universal Equipment,
   8.875% - 2008                         975,000      1,044,469
Key Energy Services, Inc.,
   8.375% - 2008                         800,000        828,000
North America Energy Partner,
   8.75% - 2011(6)                       350,000        346,500
Pemex Project Funding Master Trust,
   7.875% - 2009                          35,000         38,062
Petroleum Geo-Services:
   8.00% - 2006                          350,000        354,375
   10.00% - 2010                         700,000        724,500
Pride International, Inc.,
   10.00% - 2009                          25,000         26,375
                                                   ------------
                                                      3,362,281

PACKAGING - 2.5%
Ball Corporation, 6.875% - 2012          250,000        253,750
Owens-Brockway Glass Containers,
   7.75% - 2011                          200,000        208,000
Owens-Illinois, Inc.:
   7.15% - 2005                           15,000         15,375
   8.10% - 2007                          575,000        592,250
   7.50% - 2010                           30,000         29,400
Solo Cup Company, 8.50% - 2014(6)        500,000        465,000
                                                   ------------
                                                      1,563,775

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
PAPER - 0.9%
Appleton Papers, Inc.,
   8.125% - 2011(6)                     $300,000       $303,750
Domtar, Inc., 8.75% - 2006               250,000        274,877
Longview Fibre Company,
   10.00% - 2009                          10,000         10,800
                                                   ------------
                                                        589,427

PHARMACEUTICALS - 0.6%
Amerisourcebergen Corporation,
   8.125% - 2008                         300,000        323,250
Athena Neurosciences Finance, LLC,
   7.25% - 2008                           45,000         44,775
                                                   ------------
                                                        368,025

RAILROADS - 0.1%
Kansas City Southern Railway,
   9.50% - 2008                           50,000         54,312

REAL ESTATE INVESTMENT TRUSTS - 0.8%
iStar Financial, Inc., 7.00% - 2008      500,000        530,567
Refining - 0.2%
Crown Central Petroleum,
   10.875% - 2005                        125,000         85,000
Frontier Oil Corporation,
   11.75% - 2009                          20,000         21,850
                                                   ------------
                                                        106,850

RESTAURANTS - 0.5%
Yum! Brands, Inc., 8.50% - 2006          290,000        315,338

RETAILERS - 0.1%
Ames Department Stores, Inc.,
   10.00% - 2006(3),(4)                  300,000              -
JC Penney Company, Inc.,
   7.375% - 2008                          40,000         43,150
PCA Finance Corporation,
   11.875% - 2009                         30,000         32,250
                                                   ------------
                                                         75,400

SERVICES - 1.2%
American Eco Corporation,
   9.625% - 2008(3),(4)                  200,000           -
Mail-Well I Corporation,
   9.625% - 2012                          10,000         10,750
Mastec, Inc., 7.75% - 2008               900,000        774,000
                                                   ------------
                                                        784,750

SUPERMARKETS - 0.5%
Fleming Companies, Inc.,
   9.875% - 2012(5)                      400,000            500
Roundy's, Inc., 8.875% - 2012            300,000        318,000
                                                   ------------
                                                        318,500

--------------------------------------------------------------------------------
                                      71  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES P (HIGH YIELD) (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT          VALUE
----------------------------------------------------------------
TECHNOLOGY - 2.8%
Activant Solutions, Inc.,
   10.50% - 2011                       $ 850,000      $ 896,750
Avaya, Inc., 11.125% - 2009               36,000         42,120
Chippac International, Ltd.,
   12.75% - 2009                          70,000         74,725
Hewlett-Packard Company,
   5.75% - 2006                          110,000        115,948
Stratus Technologies, Inc.,
   10.375% - 2008(6)                     650,000        667,063
                                                   ------------
                                                      1,796,606

TELECOMMUNICATIONS - WIRELESS - 0.8%
Rogers Wireless, Inc., 9.625% - 2011      40,000         44,900
Telmig Cel/Amazonia Cel,
   8.75% - 2009(6)                       500,000        455,000
                                                   ------------
                                                        499,900

TELECOMMUNICATIONS - WIRELINES - 2.7%
Call-Net Enterprises, Inc.,
   10.625% - 2008                            226            225
Exodus Communications, Inc.,
   11.625% - 2010(3),(5)                 350,000              -
LCI International, Inc.,
   7.25% - 2007                        1,900,000      1,719,500
Telecommunication Techniques
   Company, 9.75% - 2008(3)               30,000              -
                                                   ------------
                                                      1,719,725

TEXTILE - 0.4%
Invista, 9.25% - 2012(6)                 250,000        251,250
Tobacco - 0.7%
Dimon, Inc., 7.75% - 2013                450,000        418,500

TRANSPORTATION SERVICES - 1.6%
Overseas Shipholding Group,
   8.25% - 2013                          400,000        430,000
Stena AB, 9.625% - 2012                  425,000        471,750
Teekay Shipping Corporation,
   8.32% - 2006                           97,000        101,122
                                                   ------------
                                                      1,002,872
                                                   ------------
   Total corporate bonds
    (cost $57,647,942) - 89.1%                       56,701,740

FOREIGN BONDS
BULGARIA - 0.3%
Bulgaria  FLIRB, 2.00% - 2012(1)         113,333        112,982
Bulgaria IAB, 2.00% - 2011(1)             56,400         56,231
                                                   ------------
                                                        169,213
CHILE - 0.2%
Republic of Chile:
   5.625% - 2007                         100,000        104,520
   7.125% - 2012                          25,000         27,682
                                                   ------------
                                                        132,202

                                        PRINCIPAL        MARKET
FOREIGN BONDS (CONTINUED)                AMOUNT          VALUE
----------------------------------------------------------------
DOMINICAN REPUBLIC - 0.0%
Dominican Republic, 9.50% - 2006(6)     $ 40,000       $ 28,000

MEXICO - 0.6%
Pemex Poject Funding Master Trust:
   8.50% - 2008                           30,000         33,000
   9.125% - 2010                          40,000         45,800
United Mexican States:
   8.375% - 2011                          85,000         96,050
   7.50% - 2012                          200,000        215,500
                                                   ------------
                                                        390,350

PANAMA - 0.2%
Republic of Panama, 9.625% - 2011        100,000        110,750

PERU - 0.2%
Republic of Peru, 4.50% - 2017(2)        115,000         92,575

PHILIPPINES - 0.2%
Republic of Philippines:
   8.875% - 2008                          70,000         75,950
   8.375% - 2009                          30,000         31,200
                                                   ------------
                                                        107,150

RUSSIA - 0.4%
Russia Finance Ministry, 3.00% - 2011     80,000         60,500
Russian Federation:
   8.75% - 2005                           40,000         42,240
   10.00% - 2007                         100,000        112,750
   8.25% - 2010(6)                        36,500         39,192
                                                   ------------
                                                        254,682

SOUTH AFRICA - 0.2%
Republic of South Africa:
   9.125% - 2009                          95,000        110,319
   7.375% - 2012                          35,000         37,931
                                                   ------------
                                                        148,250

TUNISIA - 0.1%
Banque Cent de Tunisia, 7.375% - 2012     80,000         87,200

UKRAINE - 0.1%
Ukraine Government, 11.00% - 2007         42,001         45,361
                                                   ------------
   Total foreign bonds
    (cost $1,424,799) - 2.5%                          1,565,733
                                                   ------------
   Total investments (cost $63,577,084) - 98.7%      62,782,756
   Cash & other assets, less liabilities - 1.3%         828,733
                                                   ------------
   Total net assets - 100.0%                        $63,611,489
                                                   ============

*Non-income producing security
(1)Variable rate security.  Rate indicated is rate effective at June 30, 2004
(2)Security is a step bond.  Rate indicated is rate effective at June 30, 2004.
(3)Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.
(4)Security is in default due to bankruptcy.
(5)Security in bankruptcy.
(6)Security is a 144A Series. The total market value of 144A securities is $8,695,884 (cost $8,787,398), or 13.7% of total net assets.

--------------------------------------------------------------------------------
                                      72  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES P (HIGH YIELD)  (CONTINUED)
----------------------------------------------------------------




--------------------------------------------------------------------------------

                            AVERAGE ANNUAL RETURNS
                            AS OF JUNE 30, 2004(1)

                                                  Since
                                                Inception
                    1 Year        5 Years       (8-5-96)
Series P             9.34%         4.99%          6.56%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------










--------------------------------------------------------------------------------
                                      73  See accompanying notes.

                   This page left blank intentionally.









--------------------------------------------------------------------------------
                                      74

                                  SERIES Q
                           SMALL CAP VALUE SERIES











                               STRONG [LOGO]
                                SUBADVISOR,
                            STRONG CAPITAL MANAGEMENT


--------------------------------------------------------------------------------
                                      75  See accompanying notes.

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Q (SMALL CAP VALUE)
----------------------------------------------------------------

                                          NUMBER       MARKET
COMMON STOCKS                           OF SHARES      VALUE
----------------------------------------------------------------
ADVERTISING - 1.2%
R. H. Donnelley Corporation*(1)           25,500     $1,115,370

AEROSPACE & DEFENSE - 0.5%
Armor Holdings, Inc.*                     14,400        489,600

AIR FREIGHT & LOGISTICS - 0.4%
EGL, Inc.*                                12,500        332,500

AIRLINES - 1.0%
Linea Aerea Nacional Chile
   S.A. ADR                               49,200        949,560

APPAREL RETAIL - 1.2%
Payless Shoesource, Inc.*                 13,100        195,321
Too, Inc.*                                37,700        629,590
Wet Seal, Inc.*                           58,515        306,033
                                                   ------------
                                                      1,130,944

APPAREL, ACCESSORIES & LUXURY GOODS - 0.3%
DHB Industries, Inc.*(1)                  17,500        265,650

APPLICATION SOFTWARE - 1.8%
Evans & Sutherland Computer
   Corporation*                           42,800        201,160
JDA Software Group, Inc.*(1)              53,100        699,327
Tibco Software, Inc.*                     97,300        822,185
                                                   ------------
                                                      1,722,672

AUTO PARTS & EQUIPMENT - 0.8%
Dura Automotive Systems, Inc.*            38,510        352,367
LKQ Corporation*                           6,500        120,445
Tower Automotive, Inc.*                   77,100        280,644
                                                   ------------
                                                        753,456

BIOTECHNOLOGY - 1.4%
CV Therapeutics, Inc.*                    18,100        303,356
Covalent Group, Inc.*                      9,367         35,876
Orasure Technologies, Inc.*(1)            97,713        950,747
                                                   ------------
                                                      1,289,979

BUILDING PRODUCTS - 0.9%
Royal Group Technologies, Ltd.*           68,300        616,749
York International Corporation             4,400        180,708
                                                   ------------
                                                        797,457

COMMODITY CHEMICALS - 1.0%
Calgon Carbon Corporation                120,300        806,010
Headwaters, Inc.*                          6,400        165,952
                                                   ------------
                                                        971,962

COMMUNICATIONS EQUIPMENT - 0.3%
ADC Telecommunications, Inc.*             98,200        278,888

COMPUTER & ELECTRONICS RETAIL - 0.4%
Circuit City Stores, Inc.                 31,500        407,925

COMPUTER HARDWARE - 0.3%
Cray, Inc.*(1)                            39,600        262,152

COMPUTER STORAGE & PERIPHERALS - 0.1%
Iomega Corporation*                       18,430        102,839

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 3.4%
Chicago Bridge & Iron Company N.V.        90,900     $2,531,565
Matrix Service Company*                   68,400        625,860
                                                   ------------
                                                      3,157,425

CONSTRUCTION MATERIALS - 0.3%
U.S. Concrete, Inc.*                      34,000        239,700

CONSUMER FINANCE - 0.3%
World Acceptance Corporation*             15,800        289,614

DATA PROCESSING SERVICES - 1.0%
Lightbridge, Inc.*                       112,100        627,760
Pegasus Solutions, Inc.*(1)               22,690        297,920
                                                   ------------
                                                        925,680

DIVERSIFIED CHEMICALS - 0.3%
FMC Corporation*(1)                        5,600        241,416

DIVERSIFIED COMMERCIAL SERVICES - 2.7%
ABM Industries, Inc.                      17,870        347,929
Geo Group, Inc.*                          46,370        945,948
Navigant Consulting, Inc.*                58,270      1,249,309
                                                   ------------
                                                      2,543,186

DIVERSIFIED METALS & MINING - 1.9%
Apex Silver Mines, Ltd.*(1)              104,600      1,783,430

ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Encore Wire Corporation*                   6,900        190,233

ELECTRONIC EQUIPMENT & MANUFACTURERS - 2.2%
Coherent, Inc.*(1)                        24,050        717,892
Newport Corporation*                      27,300        441,441
OSI Systems, Inc.*                        28,900        575,977
Richardson Electronics, Ltd.              29,900        331,292
                                                   ------------
                                                      2,066,602

ELECTRONIC MANUFACTURING SERVICES - 0.5%
Celestica, Inc.*                          25,400        506,730

EMPLOYMENT SERVICES - 1.3%
CDI Corporation                           10,300        356,380
Kforce, Inc.*                             90,660        855,830
                                                   ------------
                                                      1,212,210

ENVIRONMENTAL SERVICES - 1.0%
Layne Christensen Company*                58,300        964,865

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.                              22,180        322,719

GENERAL MERCHANDISE STORES - 0.3%
Shopko Stores, Inc.*                      21,100        298,354

GOLD - 5.8%
Glamis Gold, Ltd.*                       138,000      2,419,140
Goldcorp, Inc.                            87,900      1,025,793
Harmony Gold Mining Company,
   Ltd. ADR                              107,400      1,137,366
Meridian Gold, Inc.*(1)                   66,200        858,614
                                                   ------------
                                                      5,440,913

--------------------------------------------------------------------------------
                                      76  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Q (SMALL CAP VALUE) (CONTINUED)
----------------------------------------------------------------

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
HEALTH CARE DISTRIBUTORS - 0.6%
Omnicare, Inc.                            12,400      $ 530,844

HEALTH CARE EQUIPMENT - 1.2%
Allied Healthcare Products, Inc.*         43,100        215,931
Applera Corporation - Applied
   Biosystems Group(1)                    39,800        865,650
                                                   ------------
                                                      1,081,581

HEALTH CARE FACILITIES - 2.7%
Beverly Enterprises, Inc.*               188,100      1,617,660
Manor Care, Inc.                          28,150        919,942
                                                   ------------
                                                      2,537,602

HEALTH CARE SERVICES - 3.4%
Cross Country Healthcare, Inc.*           20,800        377,520
Gentiva Health Services, Inc.*            34,200        556,092
Healthcare Services Group, Inc.           29,600        452,880
IDX Systems Corporation*                  39,300      1,253,277
Providence Service Corporation*            8,200        154,078
US Oncology, Inc.*                        29,700        437,184
                                                   ------------
                                                      3,231,031

INDUSTRIAL MACHINERY - 1.8%
Robbins & Myers, Inc.                     15,800        354,710
Unova, Inc.*                              66,300      1,342,575
                                                   ------------
                                                      1,697,285

INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell, Inc.*                   121,600        539,904

INTERNET RETAIL - 0.4%
Stamps.com, Inc.*                         33,150        337,799

INTERNET SOFTWARE & SERVICES - 1.8%
Earthlink, Inc.*                         121,210      1,254,523
Net2Phone, Inc.*                          90,300        409,059
                                                   ------------
                                                      1,663,582

INVESTMENT BANKING & BROKERAGE - 0.3%
LaBranche & Company, Inc.                 35,400        298,068

IT CONSULTING & OTHER SERVICES - 0.9%
MPS Group, Inc.*                          71,675        868,701

LIFE & HEALTH INSURANCE - 0.2%
Phoenix Companies, Inc.                   12,700        155,575
Unumprovident Corporation                    900         14,310
                                                   ------------
                                                        169,885

METAL & GLASS CONTAINERS - 1.2%
Constar International, Inc.*              39,200        182,280
Intertape Polymer Group, Inc.*           125,500        955,055
                                                   ------------
                                                      1,137,335

OIL & GAS DRILLING - 3.3%
Grey Wolf, Inc.*                          78,600        333,264
Helmerich & Payne, Inc.                   28,230        737,368
Parker Drilling Company*                  58,500        223,470
Pride International, Inc.*                60,000      1,026,600
Transocean, Inc.*                         28,300        819,002
                                                   ------------
                                                      3,139,704

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES - 6.7%
BJ Services Company*(1)                   11,800      $ 540,912
Global Industries, Ltd.*                 202,900      1,160,588
Input/Output, Inc.*                       46,900        388,801
Key Energy Services, Inc.*                96,650        912,376
Newpark Resources, Inc.*                 145,360        901,232
Oceaneering International, Inc.*(1)       33,800      1,157,650
Petroleum Helicopters, Inc.
   (Voting)*                               5,000         96,250
Petroleum Helicopters, Inc.
   (Non-voting)*                           7,750        150,427
Smith International, Inc.*                 8,400        468,384
Willbros Group, Inc.*                     37,100        559,097
                                                   ------------
                                                      6,335,717

OIL & GAS EXPLORATION & PRODUCTION - 9.9%
Forest Oil Corporation*(1)                82,800      2,262,096
Mcmoran Exploration Company*(1)           45,485        708,656
Newfield Exploration Company*             10,500        585,270
Noble Energy, Inc.                        22,600      1,152,600
Petroquest Energy, Inc.*                  21,700         92,659
Pioneer Natural Resources Company         17,500        613,900
Range Resources Corporation              194,600      2,841,160
Remington Oil & Gas Corporation*          18,800        443,680
Stone Energy Corporation*                 13,300        607,544
                                                   ------------
                                                      9,307,565

OIL & GAS REFINING & MARKETING - 0.1%
Frontier Oil Corporation                   3,100         65,689

PACKAGED FOODS & MEATS - 1.5%
Del Monte Foods Company*                 137,760      1,399,642

PAPER PACKAGING - 0.7%
Chesapeake Corporation                    25,300        675,004

PAPER PRODUCTS - 1.4%
Wausau-Mosinee Paper Corporation          76,200      1,318,260

PHARMACEUTICALS - 1.4%
Andrx Corporation*(1)                     32,100        896,553
Discovery Partners International*         89,100        454,410
                                                   ------------
                                                      1,350,963

PROPERTY & CASUALTY INSURANCE - 3.4%
Argonaut Group, Inc.*                     17,500        322,525
Assurant, Inc.                             7,900        208,402
Bristol West Holdings, Inc.               20,900        380,171
Donegal Group, Inc.                       10,400        208,416
Endurance Specialty Holdings, Ltd.        20,800        723,840
Mercury General Corporation               28,000      1,390,200
                                                   ------------
                                                      3,233,554

REAL ESTATE INVESTMENT TRUSTS - 0.6%
American Financial Realty Trust           25,000        357,250
Government Properties Trust, Inc.         17,100        178,695
                                                   ------------
                                                        535,945

--------------------------------------------------------------------------------
                                      77  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Q (SMALL CAP VALUE) (CONTINUED)
----------------------------------------------------------------

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
REGIONAL BANKS - 0.8%
Colonial Bancgroup, Inc.                  18,600      $ 337,962
Hibernia Corporation                      16,490        400,707
                                                   ------------
                                                        738,669

REINSURANCE - 0.3%
Montpelier Re Holdings, Ltd.               9,100        318,045

SEMICONDUCTOR EQUIPMENT - 0.6%
Credence Systems Corporation*             42,500        586,500

SEMICONDUCTORS - 2.0%
Chippac, Inc.*                            75,900        475,893
Cirrus Logic, Inc.*                      102,800        617,828
TriQuint Semiconductor, Inc.*             67,900        370,734
Zoran Corporation*                        21,700        398,195
                                                   ------------
                                                      1,862,650

SPECIALTY CHEMICALS - 3.2%
H.B. Fuller Company                       17,700        502,680
OM Group, Inc.*(1)                        42,300      1,396,323
Polyone Corporation*                     151,200      1,124,928
                                                   ------------
                                                      3,023,931

SPECIALTY STORES - 1.4%
Barbeques Galore, Ltd. ADR                17,700        153,105
Foot Locker, Inc.                         23,800        579,292
Sharper Image Corporation*                19,600        615,244
                                                   ------------
                                                      1,347,641

STEEL - 6.8%
Carpenter Technology Corporation          26,700        909,135
Cleveland-Cliffs, Inc.*                    1,500         84,585
Graftech International, Ltd.*(1)         111,800      1,169,428
Ipsco, Inc.                               41,600        937,248
Roanoke Electric Steel Corporation        23,300        316,880
Steel Dynamics, Inc.*(1)                  47,560      1,361,643
United States Steel Corporation(1)        44,940      1,578,293
Webco Industries, Inc.*                   18,900         71,253
                                                   ------------
                                                      6,428,465

TRUCKING - 0.8%
Covenant Transport, Inc.*                 39,600        676,764
Overnite Corporation                       2,800         82,320
                                                   ------------
                                                        759,084
                                                   ------------
   Total common stocks
    (cost $68,809,617) - 93.1%                       87,574,676

FOREIGN STOCKS
CANADA - 0.1%
Intertape Polymer Group, Inc.*             3,000         23,002
Quadra Mining, Ltd.*                      11,000         40,612
                                                   ------------
   Total foreign stocks (cost $69,669) - 0.1%            63,614

                                      PRINCIPAL        MARKET
REPURCHASE AGREEMENT                   AMOUNT          VALUE
----------------------------------------------------------------
State Street, 0.25%, 07-01-04
   (Collateralized by U.S. Treasury Bond,
   08-05-04 with a market value
   of $6,517,170 and a repurchase
   amount of $6,385,507) - 6.8%       $6,385,462    $ 6,385,462
                                                   ------------
   Total repurchase agreement
    (cost $6,385,462) - 6.8%                          6,385,462
                                                   ------------
   Total investments (cost $75,264,748) - 100.0%     94,023,752
   Liabilities, less cash & other assets - 0.0%         (15,760)
                                                   ------------
   Total net assets - 100.0%                        $94,007,992
                                                   ============

*Non-income producing security
ADR (American Depositary Receipt)
(1)Security underlying outstanding written options contracts.


--------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                   1 Year            Since Inception
                                        (5-1-00)
Series Q           38.23%                17.45%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      78  See accompanying notes.

                                 SERIES S
                          SOCIAL AWARENESS SERIES














                            [LOGO] SECURITY
                                   FUNDS

                                ADVISOR,
                    SECURITY MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------
                                      79

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES S (SOCIAL AWARENESS)
----------------------------------------------------------------

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
ADVERTISING - 1.5%
Omnicom Group, Inc.                       21,935     $1,664,647

AIR FREIGHT & LOGISTICS - 2.4%
FedEx Corporation                         33,800      2,761,122

AIRLINES - 0.7%
Southwest Airlines Company                46,600        781,482

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Bank of New York Company, Inc.            29,400        866,712

BIOTECHNOLOGY - 3.7%
Amgen, Inc.*                              77,900      4,251,003

BROADCASTING & CABLE TV - 2.4%
Comcast Corporation*                      99,607      2,791,984

COMMUNICATIONS EQUIPMENT - 5.7%
ADC Telecommunications, Inc.*            512,000      1,454,080
Cisco Systems, Inc.*                     215,000      5,095,500
                                                   ------------
                                                      6,549,580

COMPUTER HARDWARE - 2.6%
Dell, Inc.*                               82,800      2,965,896

CONSTRUCTION & ENGINEERING - 0.8%
Shaw Group, Inc.*                         95,500        967,415

CONSUMER FINANCE - 3.7%
American Express Company                  43,200      2,219,616
MBNA Corporation                          76,950      1,984,540
                                                   ------------
                                                      4,204,156

DEPARTMENT STORES - 1.3%
Kohl's Corporation*                       35,850      1,515,738

DIVERSIFIED BANKS - 4.3%
Bank of America Corporation               21,400      1,810,868
Wells Fargo & Company                     54,500      3,119,035
                                                   ------------
                                                      4,929,903

DIVERSIFIED CAPITAL MARKETS - 1.2%
J.P. Morgan Chase & Company               34,200      1,325,934

DRUG RETAIL - 1.6%
CVS Corporation                           44,100      1,853,082

ELECTRONIC MANUFACTURING SERVICES - 0.9%
Molex, Inc.                               32,600      1,045,808

GENERAL MERCHANDISE STORES - 1.3%
Target Corporation                        35,400      1,503,438

HEALTH CARE DISTRIBUTORS - 2.1%
Cardinal Health, Inc.                     35,050      2,455,253

HEALTH CARE EQUIPMENT - 1.5%
Medtronic, Inc.                           34,400      1,675,968

HOME IMPROVEMENT RETAIL - 2.9%
Home Depot, Inc.                          86,400      3,041,280
Lowe's Companies, Inc.                     4,900        257,495
                                                   ------------
                                                      3,298,775

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
HOUSEHOLD PRODUCTS - 5.1%
Colgate-Palmolive Company                 34,900     $2,039,905
Procter & Gamble Company                  69,600      3,789,024
                                                   ------------
                                                      5,828,929

INDUSTRIAL CONGLOMERATES - 1.5%
3M Company                                18,800      1,692,188

INDUSTRIAL GASES - 1.6%
Praxair, Inc.                             46,200      1,843,842

INSURANCE BROKERS - 0.8%
Marsh & McLennan Companies, Inc.          20,300        921,214

INTEGRATED TELECOMMUNICATION SERVICES - 3.8%
SBC Communications, Inc.                  70,064      1,699,052
Verizon Communications, Inc.              74,800      2,707,012
                                                   ------------
                                                      4,406,064

INVESTMENT BANKING & BROKERAGE - 1.7%
Goldman Sachs Group, Inc.                 11,000      1,035,760
Merrill Lynch & Company, Inc.             16,600        896,068
                                                   ------------
                                                      1,931,828

LIFE & HEALTH INSURANCE - 1.0%
Aflac, Inc.                               27,900      1,138,599

MOTORCYCLE MANUFACTURERS - 2.2%
Harley-Davidson, Inc.                     39,900      2,471,406

MOVIES & ENTERTAINMENT - 3.9%
Time Warner, Inc.*                       115,300      2,026,974
Viacom, Inc. (Cl.B)                       68,000      2,428,960
                                                   ------------
                                                      4,455,934

MULTI - LINE INSURANCE - 5.1%
American International Group, Inc.        82,699      5,894,785

OIL & GAS EQUIPMENT & SERVICES - 0.7%
BJ Services Company*                      18,300        838,872

OIL & GAS EXPLORATION & PRODUCTION - 0.1%
Andarko Petroleum Corporation              3,000        175,800

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                        4,700        216,858

PHARMACEUTICALS - 6.2%
Johnson & Johnson                         85,564      4,765,915
Merck & Company, Inc.                     49,900      2,370,250
                                                   ------------
                                                      7,136,165

PROPERTY & CASUALTY INSURANCE - 2.5%
Chubb Corporation                         41,300      2,815,834

SEMICONDUCTOR EQUIPMENT - 0.7%
Applied Materials, Inc.*                  43,700        857,394

SEMICONDUCTORS - 5.6%
Analog Devices, Inc.                      30,400      1,431,232
Intel Corporation                        127,900      3,530,040
Texas Instruments, Inc.                   59,250      1,432,665
                                                   ------------
                                                      6,393,937

--------------------------------------------------------------------------------
                                      80  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES S (SOCIAL AWARENESS) (CONTINUED)
----------------------------------------------------------------

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
SOFT DRINKS - 5.7%
Coca-Cola Company                         59,550    $ 3,006,084
Pepsico, Inc.                             65,000      3,502,200
                                                   ------------
                                                      6,508,284

SYSTEMS SOFTWARE - 8.2%
Microsoft Corporation                    251,100      7,171,416
Oracle Corporation*                       89,800      1,071,314
Veritas Software Corporation*             43,600      1,207,720
                                                   ------------
                                                      9,450,450
                                                   ------------
   Total common stocks
    (cost $108,795,702) - 98.0%                     112,386,279

U. S. GOVERNMENT SPONSORED AGENCIES
Federal National Mortgage Association,
   1.05%, 07-08-04                    $2,300,000      2,299,530
                                                   ------------
   Total U.S. government sponsored agencies
    (cost $2,299,530) - 2.0%                          2,299,530

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   12-31-04 with a value of $42,000
   and a repurchase amount of
   $41,002)                              $41,000         41,000
                                                   ------------
   Total repurchase agreement
    (cost $41,000) - 0.0%                                41,000
                                                   ------------
   Total investments
    (cost $111,136,232) - 100.0%                    114,726,809
   Liabilities, less cash & other assets - (0.0%)       (11,417)
                                                   ------------
   Total net assets  - 100.0%                      $114,715,392
                                                   ============

*Non-income producing security



--------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                1 Year       5 Year         10 Years
Series S        14.24%       (4.51%)          8.28%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      81  See accompanying notes.

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--------------------------------------------------------------------------------
                                       82

                                 SERIES V
                          MID CAP VALUE SERIES














                            [LOGO] SECURITY
                                 FUNDS
                                ADVISOR,
                     SECURITY MANAGEMENT COMPANY, LLC


--------------------------------------------------------------------------------
                                       83

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES V (MID CAP VALUE)
----------------------------------------------------------------

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
CONVERTIBLE BOND                        OF SHARES      VALUE
----------------------------------------------------------------
PHARMACEUTICALS - 1.1%
Ligand Pharmaceuticals, Inc.,
   6.00% - 2007(2)                    $1,000,000     $2,881,250
                                                   ------------
   Total convertible bond
    (cost $1,000,000) - 1.1%                          2,881,250

PREFERRED STOCK
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                            5,200        490,620
                                                   ------------
   Total preferred stock
    (cost $260,000) - 0.2%                              490,620

COMMON STOCKS

Aerospace & Defense - 0.9%
Curtiss-Wright Corporation                40,000      2,247,600
Agricultural Products - 3.8%
Archer-Daniels-Midland Company           320,000      5,369,600
Corn Products International, Inc.         97,000      4,515,350
                                                   ------------
                                                      9,884,950
AIR FREIGHT & LOGISTICS - 0.7%
Airnet Systems, Inc.*                    182,000        815,360
Stonepath Group, Inc.*                   520,000      1,112,800
                                                   ------------
                                                      1,928,160
APPAREL RETAIL - 1.1%
Too, Inc.*                               176,000      2,939,200

APPLICATION SOFTWARE - 0.5%
Plato Learning, Inc.*                      1,200         11,892
Ulticom, Inc.*                           110,500      1,292,850
                                                   ------------
                                                      1,304,742
BIOTECHNOLOGY - 0.9%
Millennium Pharmaceuticals, Inc.*        180,000      2,484,000

CATALOG RETAIL - 1.6%
Coldwater Creek, Inc.*                   160,900      4,259,023

COMMUNICATIONS EQUIPMENT - 4.6%
Adaptec, Inc.*(1)                        254,600      2,153,916
Advanced Fibre Communications,
   Inc.*                                 240,000      4,848,000
Avanex Corporation*                    1,123,800      4,371,582
Ciena Corporation*(1)                    200,000        744,000
                                                   ------------
                                                     12,117,498
CONSTRUCTION & ENGINEERING - 6.0%
Chicago Bridge & Iron Company N.V.       102,000      2,840,700
Dycom Industries, Inc.*                  102,000      2,856,000
Quanta Services, Inc.*                   477,400      2,969,428
Shaw Group, Inc.*                        695,000      7,040,350
                                                   ------------
                                                     15,706,478
DATA PROCESSING & OUTSOURCED SERVICES - 2.7%
Computer Sciences Corporation*           150,000      6,964,500

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 2.2%
Angelica Corporation                      82,000    $ 2,059,020
FTI Consulting, Inc.*                    231,000      3,811,500
                                                   ------------
                                                      5,870,520
DIVERSIFIED METALS & MINING - 8.2%
Arch Coal, Inc.                          149,400      5,466,546
Consol Energy, Inc.                       40,100      1,443,600
Inco, Ltd.*                              180,000      6,220,800
Phelps Dodge Corporation1                 60,000      4,650,600
Usec, Inc.                               413,100      3,622,887
                                                   ------------
                                                     21,404,433
ELECTRIC UTILITIES - 2.9%
KFX, Inc.*                             1,008,000      7,680,960

ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Electric City Corporation*             1,200,000      2,268,000
Preformed Line Products Company            1,400         32,620
Thomas & Betts Corporation*              100,000      2,723,000
                                                   ------------
                                                      5,023,620
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.0%
Maxwell Technologies, Inc.*              343,200      4,427,280
Merix Corporation*                       142,800      1,619,352
Powell Industries, Inc.*                 101,700      1,737,036
                                                   ------------
                                                      7,783,668
ENVIRONMENTAL SERVICES - 1.1%
Republic Services, Inc.                   45,000      1,302,300
TRC Companies, Inc.*                     100,000      1,668,000
                                                   ------------
                                                      2,970,300
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.1%
Potash Corporation of Saskatchewan,
   Inc.                                   30,000      2,907,000

FOOTWEAR - 1.2%
Brown Shoe Company, Inc.                  80,000      3,274,400

HEALTH CARE FACILITIES - 1.4%
Triad Hospitals, Inc.*(1)                102,000      3,797,460

HEALTH CARE SERVICES - 2.1%
Hooper Holmes, Inc.                      695,400      3,991,596
NDCHealth Corporation                     66,000      1,531,200
                                                   ------------
                                                      5,522,796
HOME FURNISHINGS - 1.1%
Mohawk Industries, Inc.*                  14,000      1,026,620
Stanley Furniture Company, Inc.           45,000      1,894,950
                                                   ------------
                                                      2,921,570
INDUSTRIAL CONGLOMERATES - 1.1%
Alleghany Corporation*                    10,506      3,015,222

INDUSTRIAL MACHINERY - 2.9%
Capstone Turbine Corporation*          1,150,000      2,502,860
Quixote Corporation                       87,200      1,748,360
SPX Corporation                           64,000      2,972,160
Valmont Industries, Inc.                  12,800        293,120
                                                   ------------
                                                      7,516,500

--------------------------------------------------------------------------------
                                      84  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES V (MID CAP VALUE) (CONTINUED)
----------------------------------------------------------------

                                          NUMBER       MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
INSURANCE BROKERS - 2.0%
Aon Corporation                          177,000    $ 5,039,190
Hub International, Ltd.                   14,300        272,987
                                                   ------------
                                                      5,312,177

INTEGRATED OIL & GAS - 2.8%
Murphy Oil Corporation                    98,000      7,222,600

INTERNET SOFTWARE & SERVICES - 0.4%
Global Crossing, Ltd.*                    55,100        860,111
S1 Corporation*                           11,550        114,807
                                                   ------------
                                                        974,918

INVESTMENT BANKING & BROKERAGE - 1.0%
American Capital Strategies, Ltd.         96,000      2,689,920

IT CONSULTING & OTHER SERVICES - 2.7%
Acxiom Corporation(1)                    226,000      5,611,580
Keane, Inc.*                             100,000      1,369,000
                                                   ------------
                                                      6,980,580

MARINE - 0.8%
Frontline, Ltd.                           55,000      1,898,050
Ship Finance International, Ltd.          13,750        205,563
                                                   ------------
                                                      2,103,613

MULTI - LINE INSURANCE - 1.5%
American Financial Group, Inc.           132,000      4,035,240
Oil & Gas Drilling - 4.4%
Nabors Industries, Ltd.*                  56,000      2,532,320
Pride International, Inc.*               145,000      2,480,950
Transocean, Inc.*                        222,000      6,424,680
                                                   ------------
                                                     11,437,950

OIL & GAS EQUIPMENT & SERVICES - 1.4%
Key Energy Services, Inc.*               382,000      3,606,080
Oil & Gas Exploration & Production - 4.8%
Burlington Resources, Inc.                84,000      3,039,120
Denbury Resources, Inc.*                 225,400      4,722,130
Evergreen Resources, Inc.*(1)            120,000      4,848,000
                                                   ------------
                                                     12,609,250

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.4%
Williams Companies, Inc.                 520,000      6,188,000
Other Diversified Financial Services - 1.8%
Principal Financial Group, Inc.          140,000      4,869,200
Packaged Foods & Meats - 2.5%
Hain Celestial Group, Inc.*               75,000      1,357,500
Hormel Foods Corporation                 165,000      5,131,500
                                                   ------------
                                                      6,489,000

PAPER PACKAGING - 2.3%
Bemis Company, Inc.                      100,000      2,825,000
Sonoco Products Company                  125,000      3,187,500
                                                   ------------
                                                      6,012,500

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
PHARMACEUTICALS - 2.5%
Hollis-Eden Pharmaceuticals, Inc.*       193,803    $ 2,335,326
Ligand Pharmaceuticals, Inc. (Cl.B)*(1)  243,200      4,226,816
                                                   ------------
                                                      6,562,142

PROPERTY & CASUALTY INSURANCE - 2.3%
W. R. Berkley Corporation                140,000      6,013,000
Regional Banks - 3.1%
Corus Bankshares, Inc.                    13,600        559,096
Iberiabank Corporation                    17,000      1,006,060
Mercantile Bankshares Corporation         67,000      3,136,940
Wilmington Trust Corporation              39,000      1,451,580
Zions Bancorporation                      32,000      1,966,400
                                                   ------------
                                                      8,120,076

SEMICONDUCTORS - 1.5%
Chippac, Inc.*                           250,000      1,567,500
IXYS Corporation*                        299,200      2,357,696
MIPS Technologies, Inc.*                   6,200         37,944
                                                   ------------
                                                      3,963,140

SPECIALTY CHEMICALS - 1.5%
H.B. Fuller Company                       85,000      2,414,000
Material Sciences Corporation*            57,000        607,050
Minerals Technologies, Inc.               15,000        870,000
                                                   ------------
                                                      3,891,050

SPECIALTY STORES - 0.7%
Linens 'n Things, Inc.*                   60,000      1,758,600

TIRES & RUBBER - 0.0%
Bandag, Inc.                               2,600        115,778

TRUCKING - 1.6%
SCS Transportation, Inc.*                 11,000        290,290
Werner Enterprises, Inc.                 187,000      3,945,700
                                                   ------------
                                                      4,235,990
                                                   ------------
   Total common stocks
    (cost $190,688,173) - 97.0%                     254,715,404

WARRANTS - 0.1%
Electric City Corporation                350,000        276,694
                                                   ------------
   Total warrants (cost $327,719) - 0.1%                276,694

U. S. GOVERNMENT SPONSORED AGENCIES
Federal Home Loan Bank,
   1.17%, 07-21-04                    $1,500,000      1,499,025
Federal National Mortgage Association:
   1.028%, 07-07-04                     $500,000        499,896
   1.07%, 07-09-04                    $1,000,000        999,762
   1.05%, 07-14-04                      $800,000        799,674
                                                   ------------
                                                      2,299,332
                                                   ------------
   Total U.S government sponsored agencies
    (cost $3,798,357) - 1.4%                          3,798,357

--------------------------------------------------------------------------------
                                      85  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES V (MID CAP VALUE) (CONTINUED)
----------------------------------------------------------------

                                       PRINCIPAL      MARKET
REPURCHASE AGREEMENT                    AMOUNT        VALUE
----------------------------------------------------------------
United Missouri Bank, 0.50%, 07-01-04
   (Collateralized by US Treasury Note,
   12-31-04 with a value of $1,391,000
   and a repurchase amount of
   $1,363,032)                        $1,363,000   $  1,363,000
                                                   ------------
   Total repurchase agreement
     (cost $1,363,000) - 0.5%                         1,363,000
                                                   ------------
   Total investments
    (cost $197,437,249) - 100.3%                    263,525,325
   Liabilities, less cash & other assets - (0.3%)      (904,633)
                                                   ------------
   Total net assets - 100.0%                       $262,620,692
                                                   ============

*Non-income producing security
(1)Security is segregated as collateral for written option contracts.
(2)Security is a 144A Series. The total market value of 144A securities is $2,881,250 (cost $1,000,000), or 1.1% of total net assets.




--------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                 1 Year        5 Years         Since
                                             Inception
                                             (5-1-97)
Series V         36.70%        16.74%         21.03%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
                                      86

                                   SERIES W
                   MAIN STREET GROWTH AND INCOME(R) SERIES












                   [LOGO] OPPENHEIMER FUNDS(R) SUBADVISOR,
                            OPPENHEIMERFUNDS, INC.



--------------------------------------------------------------------------------
                                      87

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R))
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
----------------------------------------------------------------
AEROSPACE & DEFENSE - 1.5%
Boeing Company                             3,700       $189,033
General Dynamics Corporation               1,200        119,160
Honeywell International, Inc.              3,100        113,553
Percision Castparts Corporation              500         27,345
United Defense Industries, Inc.*           1,000         35,000
United Technologies Corporation            2,700        246,996
                                                   ------------
                                                        731,087

AIR FREIGHT & LOGISTICS - 0.6%
CNF, Inc.                                    200          8,312
EGL, Inc.*                                   300          7,980
J.B. Hunt Transport Services, Inc.         1,200         46,296
Ryder System, Inc.                         1,100         44,077
United Parcel Service, Inc. (Cl.B)         2,600        195,442
                                                   ------------
                                                        302,107

ALUMINUM - 0.4%
Alcan, Inc.                                  200          8,280
Alcoa, Inc.                                6,200        204,786
                                                   ------------
                                                        213,066

APPAREL RETAIL - 1.0%
Abercrombie & Fitch Company                  900         34,875
Aeropostale, Inc.*                         1,250         33,637
American Eagle Outfitters, Inc.*             700         20,237
AnnTaylor Stores Corporation*              1,475         42,745
Gap, Inc.                                  9,400        227,950
Limited Brands                               700         13,090
Pacific Sunwear of California, Inc.*       1,775         34,737
TJX Companies, Inc.                        2,600         62,764
Talbots, Inc.                                800         31,320
                                                   ------------
                                                        501,355

APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
Jones Apparel Group, Inc.                    500         19,740
Tommy Hilfiger Corporation*                  200          3,028
                                                   ------------
                                                         22,768

APPLICATION SOFTWARE - 0.2%
Amdocs, Ltd.*                              1,300         30,459
Autodesk, Inc.                               700         29,967
Compuware Corporation*                     1,900         12,540
Siebel Systems, Inc.*                      1,000         10,680
Tibco Software, Inc.*                      2,000         16,900
                                                   ------------
                                                        100,546

ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
Affiliated Managers Group*                   150          7,555
Bank of New York Company, Inc.             2,300         67,804
Franklin Resources, Inc.                     100          5,008
Mellon Financial Corporation               5,400        158,382
Northern Trust Corporation                 1,000         42,280
                                                   ------------
                                                        281,029

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
----------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
Aftermarket Technology Corporation*          129        $ 2,129
American Axle & Manufacturing
   Holdings, Inc.                            500         18,180
Autoliv, Inc.                                400         16,880
Dana Corporation                           2,600         50,960
Delphi Corporation                           300          3,204
Lear Corporation                             400         23,596
                                                   ------------
                                                        114,949

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company                        13,374        209,303
General Motors Corporation                 1,000         46,590
                                                   ------------
                                                        255,893

BIOTECHNOLOGY - 1.0%
Amgen, Inc.*                               7,000        381,990
Genentech, Inc.*                           2,000        112,400
Kos Pharmaceuticals*                         200          6,594
                                                   ------------
                                                        500,984

BREWERS - 0.5%
Anheuser-Busch Companies, Inc.             4,000        216,000

BROADCASTING & CABLE TV - 0.8%
Clear Channel Communications, Inc.         1,100         40,645
Comcast Corporation*                      10,531        295,184
Cox Communications, Inc.*                    200          5,558
NTL, Inc.*                                   400         23,048
                                                   ------------
                                                        364,435

BUILDING PRODUCTS - 0.0%
Masco Corporation                            500         15,590

CASINOS & GAMING - 0.4%
Aztar Corporation*                           100          2,800
Caesars Entertainment, Inc.*               1,500         22,500
Harrah's Entertainment                       500         27,050
International Game Technology              2,700        104,220
Mandalay Resort Group                        600         41,184
                                                   ------------
                                                        197,754

COMMUNICATIONS EQUIPMENT - 3.8%
Adtran, Inc.                                 200          6,674
Brocade Communications Systems,
   Inc.*                                     900          5,382
Cisco Systems, Inc.*                      40,900        969,330
Comverse Technology, Inc.*                   800         15,952
Corning, Inc.*                             2,300         30,038
Harris Corporation                           300         15,225
Lucent Technologies, Inc.*                40,900        154,602
Motorola, Inc.                            12,200        222,650
Qualcomm, Inc.                             4,500        328,410
Scientific Atlanta, Inc.                   1,400         48,300
Tellabs, Inc.*                             4,000         34,960
                                                   ------------
                                                      1,831,523

--------------------------------------------------------------------------------
                                      88  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                       300       $ 15,222
Radioshack Corporation                     1,200         34,356
                                                   ------------
                                                         49,578

COMPUTER HARDWARE - 3.8%
Apple Computer, Inc.*                      2,200         71,588
Dell, Inc.*                               17,100        612,522
Hewlett-Packard Company                   19,700        415,670
International Business Machines
   Corporation                             8,300        731,645
NCR Corporation*                             400         19,836
                                                   ------------
                                                      1,851,261

COMPUTER STORAGE & PERIPHERALS - 0.4%
Avid Technology, Inc.*                       100          5,457
Lexmark International, Inc.*               1,300        125,489
Sandisk Corporation*                         400          8,676
Storage Technology Corporation*            1,500         43,500
                                                   ------------
                                                        183,122

CONSTRUCTION & FARM MACHINERY - 0.5%
Caterpillar, Inc.                          1,200         95,328
Cummins, Inc.                                400         25,000
Deere & Company                              800         56,112
Paccar, Inc.                               1,500         86,985
                                                   ------------
                                                        263,425

CONSTRUCTION MATERIALS - 0.0%
Eagle Materials, Inc. (Cl.B)                 178         12,326
Florida Rock Industries, Inc.                100          4,217
Vulcan Materials Company                     100          4,755
                                                   ------------
                                                         21,298

CONSUMER ELECTRONICS - 0.1%
Harman International Industries, Inc.        500         45,500

CONSUMER FINANCE - 1.2%
American Express Company                   4,600        236,348
CIT Group                                    800         30,632
Capital One Financial Corporation          1,800        123,084
MBNA Corporation                           7,300        188,267
                                                   ------------
                                                        578,331

DATA PROCESSING & OUTSOURCED SERVICE - 0.3%
Automatic Data Processing, Inc.            1,900         79,572
Bisys Group, Inc.*                           400          5,624
CSG Systems International, Inc.*             200          4,140
Checkfree Corporation*                       700         21,000
Convergys Corporation*                     1,800         27,720
                                                   ------------
                                                        138,056

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
DEPARTMENT STORES - 0.3%
Federated Department Stores                1,000       $ 49,100
May Department Stores Company              1,300         35,737
Neiman Marcus Group, Inc.                    100          5,565
Nordstrom, Inc.                              600         25,566
Sears Roebuck & Company                    1,200         45,312
                                                   ------------
                                                        161,280

DIVERSIFIED BANKS - 7.3%
Bank of America Corporation               14,242      1,205,158
Bank One Corporation                      12,900        657,900
Comerica, Inc.                               300         16,464
U.S. Bancorp                              17,033        469,429
Wachovia Corporation                      11,000        489,500
Wells Fargo & Company                     12,700        726,821
                                                   ------------
                                                      3,565,272

DIVERSIFIED CAPITAL MARKETS - 0.6%
J.P. Morgan Chase & Company                7,800        302,406

DIVERSIFIED CHEMICALS - 0.7%
Cabot Corporation                            100          4,070
Dow Chemical Company                       3,700        150,590
E.I. du Pont de Nemours & Company          3,600        159,912
Eastman Chemical Company                     200          9,246
Engelhard Corporation                        400         12,924
FMC Corporation*                             100          4,311
                                                   ------------
                                                        341,053

DIVERSIFIED COMMERCIAL SERVICES - 0.1%
Apollo Group, Inc.*                          300         26,487
ITT Educational Services, Inc.*              500         19,010
                                                   ------------
                                                         45,497

DIVERSIFIED METALS & MINING - 0.2%
Inco, Ltd.*                                  100          3,456
Peabody Energy Corporation                   700         39,193
Phelps Dodge Corporation*                    700         54,257
Southern Peru Copper Corporation             100          4,133
                                                   ------------
                                                        101,039

ELECTRIC UTILITIES - 0.4%
Alliant Energy Corporation                   100          2,608
Edison International                       1,600         40,912
Exelon Corporation                         3,624        120,643
Progress Energy, Inc. -
   Contingent Value Obligation*(1)           400            140
Southern Company                             200          5,830
Wisconsin Energy Corporation                 100          3,261
                                                   ------------
                                                        173,394

ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Cooper Industries, Ltd.                      300         17,823
Emerson Electric Company                   2,200        139,810
Rockwell Automation, Inc.                    300         11,253
                                                   ------------
                                                        168,886

--------------------------------------------------------------------------------
                                      89  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                  800       $ 23,424
Perkinelmer, Inc.                          1,600         32,064
Tektronix, Inc.                              300         10,206
Thermo Electron Corporation                  200          6,148
                                                   ------------
                                                         71,842

ELECTRONIC MANUFACTURING SERVICES - 0.1%
Jabil Circuit, Inc.*                         400         10,072
Molex, Inc. (Voting)                         900         28,872
Molex, Inc. (Non-Voting)                     500         13,640
                                                   ------------
                                                         52,584

EMPLOYMENT SERVICES - 0.1%
Robert Half International, Inc.            1,400         41,678

ENVIRONMENTAL SERVICES - 0.1%
Republic Services, Inc.                    1,100         31,834
Waste Management, Inc.                       400         12,260
                                                   ------------
                                                         44,094

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                           2,000         77,000

FOOD DISTRIBUTORS - 0.2%
Sysco Corporation                          2,800        100,436

FOOD RETAIL - 0.1%
Albertson's, Inc.                          1,100         29,194

FOOTWEAR - 0.1%
Timberland Company*                          900         58,131

FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation              2,300         54,395

GENERAL MERCHANDISE STORES - 0.3%
Target Corporation                         2,900        123,163

HEALTH CARE EQUIPMENT - 1.6%
Becton, Dickinson & Company                1,400         72,520
Bio-Rad Laboratories, Inc.*                  200         11,772
Boston Scientific Corporation*             1,700         72,760
CYTYC Corporation*                           700         17,759
Dade Behring Holdings, Inc.*                 100          4,747
Gen-Probe, Inc.*                             100          4,732
Guidant Corporation                          600         33,528
Medtronic, Inc.                            7,800        380,016
Stryker Corporation                        3,200        176,000
Visx, Inc.*                                  300          8,016
Zimmer Holdings, Inc.*                       200         17,640
                                                   ------------
                                                        799,490

HEALTH CARE FACILITIES - 0.1%
Lifepoint Hospitals, Inc.*                   700         26,054
Select Medical Corporation                   300          4,026
Sunrise Senior Living, Inc.*                 200          7,828
                                                   ------------
                                                         37,908

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
HEALTH CARE SERVICES - 0.6%
Advisory Board Company*                      300       $ 10,680
Covance, Inc.*                               800         30,864
Davita, Inc.*                                600         18,498
IMS Health, Inc.                             993         23,276
Laboratory Corporation of America
   Holdings*                                 200          7,940
Medco Health Soulutions*                   2,247         84,262
Pediatrix Medical Group*                     600         41,910
Quest Diagnostics, Inc.                      300         25,485
Renal Care Group, Inc.*                      350         11,595
US Oncology, Inc.*                         2,200         32,384
                                                   ------------
                                                        286,894

HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc.                          600         39,042

HOME ENTERTAINMENT SOFTWARE - 0.0%
Take-Two Interactive Software, Inc.*         700         21,448

HOME FURNISHINGS - 0.0%
Furniture Brands International, Inc.         100          2,505

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.                          16,500        580,800
Lowe's Companies, Inc.                     1,900         99,845
Sherwin-Williams Company                     700         29,085
                                                   ------------
                                                        709,730

HOMEBUILDING - 0.8%
Beazer Homes USA, Inc.                       200         20,062
Cavco Industries, Inc.*                       60          2,382
Centex Corporation                           300         13,725
D.R. Horton, Inc.                          1,000         28,400
Hovnanian Enterprises, Inc.*               1,400         48,594
KB Home                                      600         41,178
Lennar Corporation                           600         26,832
Lennar Corporation (Cl.B)                    340         14,086
M.D.C. Holdings, Inc.                        780         49,616
Meritage Corporation*                        200         13,760
Pulte Homes, Inc.                            500         26,015
Ryland Group, Inc.                           500         39,100
Standard Pacific Corporation                 700         34,510
Toll Brothers, Inc.*                       1,000         42,320
                                                   ------------
                                                        400,580

HOTELS, RESORTS, & CRUISE LINES - 0.1%
Choice Hotels International, Inc.            100          5,016
Marriott International, Inc.                 700         34,916
                                                   ------------
                                                         39,932

HOUSEHOLD APPLIANCES - 0.1%
Stanley Works                                300         13,674
Whirlpool Corporation                        200         13,720
                                                   ------------
                                                         27,394

--------------------------------------------------------------------------------
                                      90  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Company                    700       $ 40,915
Energizer Holdings, Inc.*                    600         27,000
Kimberly-Clark Corporation                   800         52,704
Procter & Gamble Company                  14,200        773,048
                                                   ------------
                                                        893,667

HOUSEWARES & SPECIALTIES - 0.0%
Yankee Candle Company, Inc.*                 100          2,925

HYPERMARKETS & SUPERCENTERS - 1.9%
Costco Wholesale Corporation               1,300         53,391
Wal-Mart Stores, Inc.                     16,700        881,092
                                                   ------------
                                                        934,483

INDUSTRIAL CONGLOMERATES - 5.0%
3M Company                                 6,400        576,064
General Electric Company                  57,200      1,853,280
Textron, Inc.                                300         17,805
                                                   ------------
                                                      2,447,149

INDUSTRIAL MACHINERY - 0.3%
Briggs & Stratton Corporation                300         26,505
EnPro Industries, Inc.*                      100          2,298
Ingersoll-Rand Company                     1,100         75,141
Pall Corporation                             700         18,333
Parker-Hannifin Corporation                  400         23,784
SPX Corporation                              100          4,644
                                                   ------------
                                                        150,705

INSURANCE BROKERS - 0.1%
AON Corporation                            1,700         48,399
Marsh & McLennan Companies, Inc.             200          9,076
Willis Group Holdings, Ltd.                  200          7,490
                                                   ------------
                                                         64,965

INTEGRATED OIL & GAS - 6.1%
Amerada Hess Corporation                     400         31,676
ChevronTexaco Corporation                  8,041        756,739
ConocoPhillips                             2,483        189,428
Exxon Mobil Corporation                   41,400      1,838,574
Marathon Oil Corporation                     900         34,056
Murphy Oil Corporation                       200         14,740
Occidental Petroleum Corporation           2,100        101,661
Tesoro Petroleum Corporation*                300          8,280
                                                   ------------
                                                      2,975,154

INTEGRATED TELECOMMUNICATION SERVICES - 3.0%
Alltel Corporation                         1,600         80,992
Bellsouth Corporation                      8,400        220,248
Centurytel, Inc.                             600         18,024
Citizens Communications Company*           3,800         45,980
SBC Communications, Inc.                  20,500        497,125
Verizon Communications, Inc.              16,000        579,040
                                                   ------------
                                                      1,441,409

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
INTERNET RETAIL - 0.2%
Amazon.com, Inc.*                          2,200       $119,680

INTERNET SOFTWARE & SERVICES - 0.1%
Digital River, Inc.*                         300          9,789
Earthlink, Inc.*                             500          5,175
United Online, Inc.*                         450          7,925
WebEx Communications, Inc.*                  100          2,176
                                                   ------------
                                                         25,065

INVESTMENT BANKING & BROKERAGE - 2.0%
American Capital Strategies, Ltd.            100          2,802
Bear Sterns Companies, Inc.                  600         50,586
Charles Schwab Corporation                 1,300         12,493
E*Trade Financial Corporation*             1,800         20,070
Goldman Sachs Group, Inc.                  1,500        141,240
Instinet Group, Inc.*                        100            528
Knight Trading Group*                      1,300         13,026
Merrill Lynch & Company, Inc.              6,000        323,880
Morgan Stanley                             7,300        385,221
Piper Jaffray Companies, Inc.*                87          3,935
                                                   ------------
                                                        953,781

IT CONSULTING & OTHER SERVICES - 0.0%
Acxiom Corporation                           200          4,966

LEISURE PRODUCTS - 0.2%
Action Performance Companies, Inc.         1,100         16,577
Brunswick Corporation                        800         32,640
Hasbro, Inc.                               1,200         22,800
Marvel Enterprises, Inc.*                    200          3,904
Polaris Industries, Inc.                     200          9,600
                                                   ------------
                                                         85,521

LIFE & HEALTH INSURANCE - 0.4%
Aflac, Inc.                                2,300         93,863
Genworth Financial, Inc.*                  1,200         27,540
Lincoln National Corporation               1,100         51,975
Metlife, Inc.                              1,200         43,020
                                                   ------------
                                                        216,398

MANAGED HEALTH CARE - 1.2%
Aetna, Inc.                                  800         68,000
Cigna Corporation                            500         34,405
Coventry Health Care, Inc.*                  900         44,010
Oxford Health Plans, Inc.                    200         11,008
Unitedhealth Group, Inc.                   2,230        138,817
Wellchoice, Inc.*                            200          8,280
Wellpoint Health Networks, Inc.*           2,400        268,824
                                                   ------------
                                                        573,344

MARINE - 0.1%
OMI Corporation                              900         10,710
Teekay Shipping Corporation                  900         33,642
                                                   ------------
                                                         44,352

--------------------------------------------------------------------------------
                                      91  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc.                        400       $ 24,776

MOVIES & ENTERTAINMENT - 1.8%
Fox Entertainment Group, Inc.*               700         18,690
Time Warner, Inc.*                        18,300        321,714
Viacom, Inc. (CL.B)                        8,300        296,476
Walt Disney Company                        9,500        242,155
                                                   ------------
                                                        879,035

MULTI - LINE INSURANCE - 2.5%
Allmerica Financial Corporation*             700         23,660
American International Group, Inc.        15,437      1,100,349
Hartford Financial Services Group,
   Inc.                                      700         48,118
Loews Corporation                          1,000         59,960
                                                   ------------
                                                      1,232,087

MULTI - UTILITIES & UNREGULATED POWER - 0.1%
Constellation Energy Group, Inc.           1,000         37,900
Duke Energy Corporation                      600         12,174
Oneok, Inc.                                  100          2,199
                                                   ------------
                                                         52,273

OIL & GAS EQUIPMENT & SERVICES - 0.3%
Halliburton Company                        2,700         81,702
Oil States International, Inc.*            1,100         16,830
Schlumber, Ltd.                              800         50,808
                                                   ------------
                                                        149,340

OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Burlington Resources, Inc.                 2,600         94,068
Chesapeake Energy Corporation              1,600         23,552
Cimarex Energy Company*                      159          4,807
EOG Resources, Inc.                          800         47,768
Houston Exploration Company*                 400         20,736
Kerr-McGee Corporation                       500         26,885
Newfield Exploration Company*                100          5,574
Noble Energy, Inc.                           900         45,900
Patina Oil & Gas Corporation                 500         14,935
Pioneer Natural Resources Company            200          7,016
Pogo Producing Company                       900         44,460
Unocal Corporation                         1,600         60,800
                                                   ------------
                                                        396,501

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.5%
Frontier Oil Corporation                   5,000        105,950
Sunoco, Inc.                                 700         44,534
Valero Energy Corporation                    600         44,256
Williams Companies                         2,400         28,560
                                                   ------------
                                                        223,300

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.4%
Citigroup, Inc.                           33,431     $1,554,542
Nationwide Financial Services, Inc.          600         22,566
Principal Financial Group, Inc.            2,700         93,906
St. Joe Company                              100          3,970
                                                   ------------
                                                      1,674,984

PACKAGED FOODS & MEATS - 0.8%
Campbell Soup Company                      1,900         51,072
H.J. Heinz Company                         2,800        109,760
Hershey Foods Corporation                    800         37,016
Kellogg Company                            1,300         54,405
Kraft Foods, Inc.                          3,700        117,216
Tyson Foods, Inc.                          1,300         27,235
                                                   ------------
                                                        396,704

PAPER PRODUCTS - 0.2%
Georgia-Pacific Corporation                2,300         85,054

PERSONAL PRODUCTS - 0.5%
Estee Lauder Companies, Inc.                 600         29,268
Gillette Company                           4,700        199,280
                                                   ------------
                                                        228,548

PHARMACEUTICALS - 9.2%
Abbott Laboratories                        8,900        362,764
American Pharmaceutical Partners,
   Inc.*                                     150          4,557
Andrx Corporation*                         1,300         36,309
Bradley Pharmaceuticals, Inc.*               100          2,790
Bristol-Myers Squibb Company                 800         19,600
Eli Lilly & Company                        5,100        356,541
Endo Pharmaceuticals Holdings, Inc.*       1,000         23,450
Eon Labs, Inc.*                              400         16,372
Hospira, Inc.*                             1,770         48,852
Johnson & Johnson                         17,986      1,001,820
Merck & Company, Inc.                     15,500        736,250
Pfizer, Inc.                              45,465      1,558,540
Schering-Plough Corporation                6,100        112,728
Wyeth                                      4,900        177,184
                                                   ------------
                                                      4,457,757

PROPERTY & CASUALTY INSURANCE - 1.3%
Ace, Ltd.                                  1,300         54,964
Allstate Corporation                       5,800        269,990
Assurant, Inc.                               100          2,638
Chubb Corporation                            200         13,636
Fidelity National Financial, Inc.          1,490         55,637
First American Company                       100          2,589
LandAmerica Financial Group, Inc.            200          7,786
MBIA, Inc.                                   500         28,560
Progressive Corporation                    1,600        136,480
Safeco Corporation                           300         13,200
St. Paul Travelers Companies, Inc.         1,200         48,648
                                                   ------------
                                                        634,128

--------------------------------------------------------------------------------
                                      92  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
PUBLISHING - 0.0%
McGraw-Hill Companies, Inc.                  300       $ 22,971

RAILROADS - 0.2%
Burlington Northern Santa Fe
   Corporation                             1,500         52,605
Norfolk Southern Santa Fe
   Corporation                               900         23,868
                                                   ------------
                                                         76,473

REGIONAL BANKS - 1.8%
BB&T Corporation                           1,700         62,849
Banknorth Group, Inc.                      1,400         45,472
Charter One Financial, Inc.                2,156         95,274
City National Corporation                    100          6,570
Fifth Third Bancorp                          900         48,402
Huntington Bancshares                      1,000         22,900
Key Corporation                            2,000         59,780
National City Corporation                  5,000        175,050
PNC Financial Services Group               2,300        122,084
Regions Financial Corporation                700         25,585
Suntrust Banks, Inc.                       1,600        103,984
Unionbancal Corporation                      900         50,760
Union Planters Corporation                   400         11,924
Zions Bancorporation                         500         30,725
                                                   ------------
                                                        861,359

REINSURANCE - 0.1%
Reinsurance Group of America, Inc.           800         32,520
RenaissanceRe Holdings, Ltd.                 600         32,370
                                                   ------------
                                                         64,890

RESTAURANTS - 0.8%
Applebee's International, Inc.             1,275         29,351
Brinker International, Inc.*                  50          1,706
CBRL Group, Inc.                             800         24,680
CEC Entertainment, Inc.*                   1,100         32,461
Jack in the Box, Inc.*                       100          2,970
McDonald's Corporation                     6,700        174,200
RARE Hospitality International, Inc.*        600         14,940
Ruby Tuesday, Inc.                           700         19,215
Ryan's Restaurant Group, Inc.*               200          3,160
Yum! Brands, Inc.*                         1,900         70,718
                                                   ------------
                                                        373,401

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.*                   6,600        129,492
LAM Research Corporation*                    300          8,040
Teradyne, Inc.*                            1,200         27,240
                                                   ------------
                                                        164,772

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
SEMICONDUCTORS - 4.0%
Altera Corporation*                        1,700       $ 37,774
Analog Devices, Inc.                       3,200        150,656
Atmel Corporation*                         4,200         24,864
Cree, Inc.*                                  200          4,656
Fairchild Semiconductor
   International, Inc.*                      500          8,185
Integrated Device Technology*                600          8,304
Intel Corporation                         44,600      1,230,960
International Rectifer Corporation*          200          8,284
Maxim Integrated Products, Inc.            1,100         57,662
Microchip Technology, Inc.                   800         25,232
National Semiconductor Corporation*        2,200         48,378
Texas Instruments, Inc.                   13,000        314,340
                                                   ------------
                                                      1,919,295

SOFT DRINKS - 3.0%
Coca-Cola Company                         14,200        716,816
Coca-Cola Enterprises, Inc.                  700         20,293
Pepsi Bottling Group, Inc.                   900         27,486
Pepsico, Inc.                             12,420        669,190
                                                   ------------
                                                      1,433,785

SPECIALIZED FINANCE - 0.1%
Chicago Mercantile Exchange                  200         28,874

SPECIALTY CHEMICALS - 0.0%
OM Group, Inc.*                              300          9,903

SPECIALTY STORES - 0.7%
Autonation, Inc.*                          1,200         20,520
Barnes & Noble, Inc.*                        100          3,398
Borders Group                              1,100         25,784
Claire's Stores, Inc.                      1,900         41,230
Foot Locker, Inc.                            400          9,736
Hollywood Entertainment Corporation*         400          5,344
Michael's Stores, Inc.                       100          5,500
Office Depot, Inc.*                        1,600         28,656
Select Comfort Corporation*                  100          2,840
Staples, Inc.                              5,900        172,929
Tractor Supply Company*                      100          4,182
Zale Corporation*                          1,400         38,164
                                                   ------------
                                                        358,283

STEEL - 0.1%
Nucor Corporation                            600         46,056

SYSTEMS SOFTWARE - 4.2%
Adobe Systems, Inc.                          700         32,550
BMC Software, Inc.*                          700         12,950
Computer Associates
   International, Inc.                       400         11,224
Microsoft Corporation                     52,300      1,493,688
Network Associates, Inc.*                    300          5,439
Oracle Corporation*                       31,100        371,023
Sybase, Inc.*                              1,900         34,200
Veritas Software Corporation*              2,100         58,170
                                                   ------------
                                                      2,019,244

--------------------------------------------------------------------------------
                                      93  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS - 0.1%
Arrow Electronics, Inc.*                     900       $ 24,138
Tech Data Corporation*                       300         11,739
                                                   ------------
                                                         35,877

THRIFTS & MORTGAGE FINANCE - 1.8%
Astoria Financial Corporation                200          7,316
Countrywide Financial                      1,599        112,330
Doral Financial Corporation                  350         12,075
Fannie Mae                                 7,000        499,520
Flagstarbancorp, Inc.                        300          5,964
Freddie Mac                                  300         18,990
Fremont General Corporation                1,300         22,945
Golden West Financial Corporation            500         53,175
Greenpoint Financial Corporation           1,500         59,550
Independence Community Bank
   Corporation                               400         14,560
Indymac Bancorp, Inc.                        500         15,800
MGIC Investments Corporation                 600         45,516
New Century Financial Corporation            450         21,069
Webster Financial Corporation                200          9,404
                                                   ------------
                                                        898,214

TOBACCO - 1.7%
Altria Group, Inc.                        15,100        755,755
RJ Reynolds Tabacco Holdings, Inc.           700         47,313
                                                   ------------
                                                        803,068

TRADING COMPANIES & DISTRIBUTORS - 0.0%
Hughes Supply, Inc.                          100          5,893
W. W. Grainger, Inc.                         200         11,500
                                                   ------------
                                                         17,393

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
AT&T Wireless Services, Inc.*             18,100        259,192
Nextel Communications, Inc.*               3,400         90,644
                                                   ------------
                                                        349,836
                                                   ------------
   Total common stocks
    (cost $44,725,675) - 97.8%                       47,507,669

FOREIGN STOCKS
CANADA - 0.6%
Canadian Natural Resources, Ltd.           2,434         72,707
Espirit Exploration, Ltd.*                 9,300         24,208
Nexen, Inc.                                  600         23,271
Paramount Resources, Ltd.*                 5,000         53,701
Talisman Energy, Inc.                      4,200         91,158
                                                   ------------
   Total foreign stocks (cost $174,097) - 0.6%          265,045

PREFERRED STOCK
BANKS & CREDIT - 0.0%
Wachovia Corporation(1)                      200              1
                                                   ------------
   Total preferred stock (cost $48) - 0.0%                    1

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
WARRANTS                                OF SHARES      VALUE
----------------------------------------------------------------
Dime Bancorp                               1,000          $ 110
                                                   ------------
   Total warrants (cost $375) - 0.0%                        110

REPURCHASE AGREEMENT
State Street, 0.25%, 07-01-04
   (Collateralized by U.S. Treasury Bond,
   11-04-04 with a value of
   $800,655 and a repurchase
   amount of $780,745)                  $780,740        780,740
                                                   ------------
   Total repurchase agreement
    (cost $780,740) - 1.6%                              780,740
                                                   ------------
   Total investments
    (cost $45,680,935) - 100.0%                      48,553,565
   Cash & other assets, less liabilities - 0.0%          16,118
                                                   ------------
   Total net assets - 100.0%                        $48,569,683
                                                   ============

*Non-income producing security
(1)Security is restricted. The total market value of restricted securities is $141 (cost $240), or 0.0% of total net assets. The acquisition dates range from June 16, 2000 to June 3, 2002.


-------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                    1 Year       Since Inception
                                    (5-1-00)
Series W            17.32%           (3.95%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      94  See accompanying notes.

                                 SERIES X
                         SMALL CAP GROWTH SERIES










                             RS|INVESTMENTS
                               SUBADVISOR,
                              RS INVESTMENTS, INC.




--------------------------------------------------------------------------------
                                      95

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES X (SMALL CAP GROWTH)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
---------------------------------------------------------------
AEROSPACE & DEFENSE - 2.0%
Applied Signal Technologies, Inc.         21,200      $ 743,060
Engineered Support Systems, Inc.          16,100        942,011
                                                   ------------
                                                      1,685,071

AIR FREIGHT & LOGISTICS - 1.7%
Dynamex, Inc.*                            47,200        656,552
Forward Air Corporation*                  22,700        848,980
                                                   ------------
                                                      1,505,532

AIRLINES - 0.1%
Pinnacle Airlines Corporation*             9,350        105,655

APPAREL, ACCESSORIES & LUXURY GOODS - 2.4%
Ashworth, Inc.*                           91,400        759,534
Oxford Industries, Inc.                   14,550        633,798
Warnaco Group, Inc.*                      32,900        699,783
                                                   ------------
                                                      2,093,115

APPAREL RETAIL - 2.9%
Casual Male Retail Group, Inc.*          109,700        800,810
Charlotte Russe Holding, Inc.*            45,400        970,652
Jos. A. Bank Clothiers, Inc.*             22,200        696,858
                                                   ------------
                                                      2,468,320

APPLICATION SOFTWARE - 1.4%
Safenet, Inc.*                            20,100        556,368
Salesforce.com, Inc.*                      3,650         58,656
Synplicity, Inc.*                         93,400        560,307
                                                   ------------
                                                      1,175,331

BIOTECHNOLOGY - 3.1%
Alexion Pharmeceuticals, Inc.*            32,850        611,010
Connetics Corporation*                    38,300        773,660
Oscient Pharmaceutical Corporation*      107,300        548,303
QLT, Inc.*                                21,700        434,434
Rigel Pharmaceuticals, Inc.*              22,700        322,567
                                                   ------------
                                                      2,689,974

CASINOS & GAMING - 2.6%
Multimedia Games, Inc.*                   32,180        863,068
Scientific Games Corporation*             70,700      1,353,198
                                                   ------------
                                                      2,216,266

COMMUNICATIONS EQUIPMENT - 2.6%
Carrier Access Corporation*               67,400        803,408
Ixia*                                     82,600        812,784
Netsolve, Inc.*                           62,100        614,790
                                                   ------------
                                                      2,230,982

COMPUTER STORAGE & PERIPHERALS - 0.8%
M-Systems Flash Disk Pioneers Ltd.*       44,300        660,513

CONSTRUCTION & FARM MACHINERY - 1.0%
Wabash National Corporation*              31,900        878,845

CONSUMER FINANCE - 1.7%
EZCORP, Inc.*                             78,100        774,752
Saxon Capital, Inc.*                      30,900        705,447
                                                   ------------
                                                      1,480,199

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.1%
Open Solutions, Inc.*                     36,500      $ 911,770

DIVERSIFIED COMMERCIAL SERVICES - 3.1%
Laureate Education, Inc.*                 22,640        865,754
Marlin Business Services, Inc.*           57,300        861,219
Navigant Consulting, Inc.*                43,700        936,928
                                                   ------------
                                                      2,663,901

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.1%
BEI Technologies, Inc.                    27,000        764,370
Sypris Solutions, Inc.                    52,650      1,010,353
                                                   ------------
                                                      1,774,723

EMPLOYMENT SERVICES - 1.1%
Kforce, Inc.*                            104,400        985,536

HEALTH CARE EQUIPMENT - 6.3%
Abaxis, Inc.*                             17,400        330,252
Arthrocare Corporation*                   17,300        503,084
Closure Medical Corporation*              34,600        868,806
Endocardial Solutions, Inc.*              29,000        300,150
Hologic, Inc.*                            33,600        781,200
I-Flow Corporation*                       20,800        246,688
Intuitive Surgical, Inc.*                 46,800        889,200
North American Scientific, Inc.*          29,700        249,480
Spectranetics Corporation*               111,900        626,640
Thermogenesis Corporation*               130,200        615,846
                                                   ------------
                                                      5,411,346

HEALTH CARE FACILITIES - 2.5%
Kindred Healthcare, Inc.*                 41,800      1,101,430
Labone, Inc.*                             33,050      1,050,329
                                                   ------------
                                                      2,151,759

HEALTH CARE SERVICES - 3.9%
America Service Group, Inc.*              33,950      1,179,762
Inveresk Research Group, Inc.*            21,700        669,228
Merge Technologies, Inc.*                 46,100        674,443
Providence Service Group, Inc.*           43,800        823,002
                                                   ------------
                                                      3,346,435

HEALTH CARE SUPPLIES - 1.7%
Orthovita, Inc.*                         133,200        684,648
Tripath Imaging, Inc.*                    78,450        738,214
                                                   ------------
                                                      1,422,862

HOME ENTERTAINMENT SOFTWARE - 0.5%
Shanda Interactive Entertainment, Ltd.*   28,000        431,760

HOME FURNISHINGS - 0.0%
Design Within Reach, Inc.*                 2,450         40,253

INDUSTRIAL MACHINERY - 0.7%
Ceradyne, Inc.*                           17,850        638,494

--------------------------------------------------------------------------------
                                      96  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES X (SMALL CAP GROWTH) (CONTINUED)
---------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
---------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 10.4%
CNET Networks, Inc.*                     103,400     $1,144,638
Digitas, Inc.*                            92,200      1,016,966
Embarcadero Technologies
   Corporation*                           60,900        752,724
Findwhat.com*                             31,700        733,538
InfoSpace, Inc.*                          28,050      1,067,022
Jupitermedia Corporation*                 14,900        210,984
Keynote Systems, Inc.*                    82,800      1,138,500
Radware, Ltd.*                            42,650        727,182
Tumbleweed Communications
   Corporation*                          143,550        611,523
United Onine, Inc.*                       26,750        471,067
Valueclick, Inc.*                         88,000      1,054,240
                                                   ------------
                                                      8,928,384

IT CONSULTING & OTHER SERVICES - 0.5%
Lionbridge Technologies, Inc.*            61,550        470,857

LEISURE PRODUCTS - 1.0%
K2, Inc.*                                 57,900        909,030

MANAGED HEALTH CARE - 1.4%
American Medical Security
   Group, Inc.*                           44,600      1,215,350

MOVIES & ENTERTAINMENT - 1.5%
Image Entertainment, Inc.*               178,600        642,960
NTN Communications, Inc.*                209,850        658,929
                                                   ------------
                                                      1,301,889

OIL & GAS DRILLING - 3.0%
Grey Wolf, Inc.*                         186,550        790,972
Patterson-Uti Energy, Inc.                27,300        912,093
Unit Corporation*                         28,950        910,477
                                                   ------------
                                                      2,613,542

OIL & GAS EQUIPMENT & SERVICES - 4.4%
Cal Dive International, Inc.*             29,400        891,408
Maverick Tube Corporation*                35,500        932,230
Oil States International, Inc.*           63,000        963,900
Superior Energy Services, Inc.*           99,300        997,965
                                                   ------------
                                                      3,785,503

PACKAGED FOODS & MEATS - 0.6%
Peet's Coffee & Tea, Inc.*                21,050        526,039

PHARMACEUTICALS - 3.8%
Atherogenics, Inc.*                       18,250        347,298
Atrix Labratories, Inc.*                  16,200        555,336
Bradley Pharmaceuticals, Inc.*            29,150        813,285
Cypress Bioscience, Inc.*                 34,700        476,431
Discovery Labratories, Inc.*              54,900        526,491
Durect Corporation*                      149,050        520,185
                                                   ------------
                                                      3,239,026

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 2.3%
Infinity Property & Casualty
   Corporation                            33,950    $ 1,120,350
Proassurance Corporation*                 24,250        827,168
                                                   ------------
                                                      1,947,518
REGIONAL BANKS - 2.2%
Nara Bancorp, Inc.                        67,300      1,152,849
Privatebancorp, Inc.                      28,110        771,901
                                                   ------------
                                                      1,924,750

REINSURANCE - 1.0%
Scottish Reinsurance Group, Ltd.          35,800        832,350

RESTAURANTS - 0.9%
Rare Hospitality International, Inc.*     31,250        778,125

SEMICONDUCTOR EQUIPMENT - 3.3%
Axcelis Technologies, Inc.*               64,300        799,892
Formfactor, Inc.*                         12,100        271,645
Genus, Inc.*                             155,400        531,468
Logicvision, Inc.*                       165,250        462,700
Mykrolis Corporation*                     43,300        754,286
                                                   ------------
                                                      2,819,991

SEMICONDUCTORS - 7.8%
Artisan Components, Inc.*                 28,600        737,880
O2Micro International, Ltd.*              62,200      1,059,266
Power Integrations, Inc.*                 26,900        669,810
SRS Labs, Inc.*                          123,400        677,343
Semtech Corporation*                      36,400        856,856
Sigmatel, Inc.*                           27,900        810,774
Silicon Image, Inc.*                      54,000        709,020
Trident Microsystems, Inc.*               37,400        419,254
Zoran Corporation*                        43,450        797,308
                                                   ------------
                                                      6,737,511

SPECIALTY STORES - 4.0%
Aaron Rents, Inc.                         42,000      1,391,880
Cost Plus, Inc.*                          22,770        738,887
Guitar Center, Inc.*                      16,700        742,649
TBC Corporation*                          23,050        548,590
                                                   ------------
                                                      3,422,006

SYSTEMS SOFTWARE - 0.5%
Citadel Security Software, Inc.*         131,200        404,096

TRUCKING - 1.8%
Old Dominion Freight Line, Inc.*          26,250        773,850
Vitran Corporation, Inc.*                 48,650        800,293
                                                   ------------
                                                      1,574,143
                                                   ------------
   Total common stocks
    (cost $73,134,088) - 95.7%                       82,398,752

--------------------------------------------------------------------------------
                           97 See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
---------------------------------------------------------------
SERIES X (SMALL CAP GROWTH) (CONTINUED)
---------------------------------------------------------------

                                       PRINCIPAL       MARKET
REPURCHASE AGREEMENT                    AMOUNT         VALUE
---------------------------------------------------------------
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   12-31-04 with a value of $4,212,000
   and a repurchase amount of
   $4,129,121)                        $4,129,000    $ 4,129,000
                                                   ------------
   Total repurchase agreement
    (cost $4,129,000) - 4.8%                          4,129,000
                                                   ------------
   Total investments
    (cost $77,263,088) - 100.5%                      86,527,752
   Liabilities, less cash & other assets - (0.5%)      (420,684)
                                                   ------------
   Total net assets - 100.0%                        $86,107,068
                                                   ============

*Non-income producing security




--------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                1 Year         5 Years  Since Inception
                                          (10-15-97)
Series X        36.09%          6.91%        7.18%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return\ and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      98  See accompanying notes.

                                  SERIES Y
                             SELECT 25 SERIES












                                [LOGO] SECURITY
                                       FUNDS
                                   ADVISOR,
                         SECURITY MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------
                                      99

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Y (SELECT 25)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
----------------------------------------------------------------
ADVERTISING - 3.4%
Omnicom Group, Inc.                       17,000     $1,290,130

AEROSPACE & DEFENSE - 3.8%
L-3 Communications Holdings, Inc.         22,000      1,469,600

AIR FREIGHT & LOGISTICS - 4.5%
FedEx Corporation                         21,300      1,739,997

BIOTECHNOLOGY - 3.4%
Amgen, Inc.*                              24,300      1,326,051

BREWERS - 3.8%
Anheuser-Busch Companies, Inc.            27,000      1,458,000

COMMUNICATIONS EQUIPMENT - 9.3%
ADC Telecommunications*                  438,200      1,244,488
Advanced Fibre Communications,
   Inc.*                                  44,300        894,860
Cisco Systems, Inc.*                      60,300      1,429,110
                                                   ------------
                                                      3,568,458

CONSTRUCTION & ENGINEERING - 2.7%
Shaw Group, Inc.*                        104,000      1,053,520

DATA PROCESSING & OUTSOURCED SERVICES - 3.5%
First Data Corporation                    30,000      1,335,600

DEPARTMENT STORES - 3.0%
Kohl's Corporation*                       27,200      1,150,016

ELECTRIC UTILITIES - 1.6%
Kfx Inc.*                                 80,000        609,600

HEALTH CARE DISTRIBUTORS - 3.9%
Cardinal Health, Inc.                     21,300      1,492,065

HOME IMPROVEMENT RETAIL - 2.1%
Home Depot, Inc.                          22,700        799,040

HOTELS, RESORTS & CRUISE LINES - 3.5%
Carnival Corporation                      28,600      1,344,200

HYPERMARKETS & SUPERCENTERS - 3.3%
Wal-Mart Stores, Inc.                     24,100      1,271,516

INDUSTRIAL GASES - 3.1%
Praxair, Inc.                             30,000      1,197,300

MOTORCYCLE MANUFACTURERS - 3.9%
Harley-Davidson, Inc.                     24,000      1,486,560

MOVIES & ENTERTAINMENT - 5.6%
Time Warner, Inc.*                        42,700        750,666
Viacom, Inc. (Cl.B)                       39,200      1,400,224
                                                   ------------
                                                      2,150,890

MULTI-LINE INSURANCE - 3.9%
American International Group, Inc.        21,000      1,496,880

OIL & GAS EQUIPMENT & SERVICES - 4.0%
BJ Services Company*                      34,000      1,558,560

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.5%
Williams Companies, Inc.                 114,000      1,356,600

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.6%
Citigroup, Inc.                           30,000      1,395,000

PHARMACEUTICALS - 6.6%
Johnson & Johnson                         22,000      1,225,400
Pfizer, Inc.                              38,600      1,323,208
                                                   ------------
                                                      2,548,608

                                        PRINCIPAL
                                        AMOUNT OR
                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES      VALUE
----------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 1.9%
Mindspeed Technologies, Inc.*            145,000      $ 719,200

SEMICONDUCTORS - 3.7%
Analog Devices, Inc.                      30,700      1,445,356

SOFT DRINKS - 3.8%
Pepsico, Inc.                             27,000      1,454,760
                                                   ------------
   Total common stocks
    (cost $34,254,492) - 95.4%                       36,717,507

U.S. GOVERNMENT SPONSORED AGENCIES
Federal National Mortgage Association,
   1.028% - 07-07-04                    $500,000        499,896
                                                   ------------
   Total U.S. government sponsored agencies
    (cost $499,896) - 1.3%                              499,896

REPURCHASE AGREEMENT
United Missouri Bank, 0.85%, 07-01-04
   (Collateralized by U.S. Treasury Note,
   12-31-04 with a value of $1,343,000
   and a repurchase amount of
   $1,316,037)                        $1,316,000      1,316,000
                                                   ------------
   Total repurchase agreement
    (cost $1,316,000) - 3.4%                          1,316,000
                                                   ------------
   Total investments
    (cost $36,070,388) - 100.1%                      38,533,403
   Liabilities, less cash & other assets - (0.1%)       (25,267)
                                                   ------------
   Total net assets - 100.0%                        $38,508,136
                                                   ============

*Non-income producing security



-------------------------------------------------------------------------------

                           AVERAGE ANNUAL RETURNS
                           AS OF JUNE 30, 2004(1)

                  1 Year      5 Year       Since Inception
                                              (5-3-99)
Series Y          14.91%      (4.20%)          (3.14%)

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      100  See accompanying notes.

                                   SERIES Z
                           ALPHA OPPORTUNITY SERIES





                                  ADVISED BY:

                               [LOGO] SECURITY
                                      FUNDS

                                     AND


                                    [LOGO]
                                  MAINSTREAM
                                  ----------
                             INVESTMENT ADVISERS

                                 SUBADVISOR,
                        MAINSTREAM INVESTMENT ADVISERS



--------------------------------------------------------------------------------
                                      101

SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Z (ALPHA OPPORTUNITY)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS                           OF SHARES       VALUE
----------------------------------------------------------------
AGRICULTURAL PRODUCTS - 0.2%
Delta & Pine Land Company                    913       $ 20,040

AIRLINES - 1.1%
Airtran Holdings, Inc.*                    5,900         83,426
British Airways plc ADR*                     300         15,300
                                                   ------------
                                                         98,726

ALUMINUM - 0.5%
Century Aluminum Company*                  1,900         47,101

AUTO PARTS & EQUIPMENT - 0.1%
Wabtec Corporation                           600         10,824

COMMODITY CHEMICALS - 1.8%
Kronos Worldwide, Inc.                         4            137
Lyondell Chemical Company                  5,600         97,384
NL Industries, Inc.                        1,100         15,950
Nova Chemicals Corporation                 1,700         49,181
                                                   ------------
                                                        162,652

COMMUNICATIONS EQUIPMENT - 0.2%
Corning, Inc.*                             1,300         16,978

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 3.0%
Agco Corporation                           1,200         24,444
CNH Global N.V.                            8,420        173,789
Lindsay Manufacturing Company              2,869         68,914
                                                   ------------
                                                        267,147

CONSTRUCTION MATERIALS - 2.4%
Cemex S.A. de C.V. ADR                     1,000         29,100
Lafarge North America, Inc.                1,500         64,950
Lafarge S.A. ADR                           2,600         58,552
Martin Marietta Materials, Inc.            1,400         62,062
                                                   ------------
                                                        214,664

DIVERSIFIED CHEMICALS - 6.8%
Dow Chemical Company                       4,600        187,220
E.I. du Pont de Nemours & Company          3,600        159,912
Eastman Chemical Company                   1,800         83,214
FMC Corporation*                             500         21,555
MacDermid, Inc.                              600         20,310
PPG Industries, Inc.                       2,200        137,478
                                                   ------------
                                                        609,689

DIVERSIFIED METALS & MINING - 9.2%
Alumina, Ltd. ADR                          3,700         55,315
BHP Billiton, Ltd. ADR                    10,700        187,464
Companhia Vale do Rio Doce ADR               300         14,265
Freeport-McMoran Copper &
   Gold, Inc. (Cl.B)                       3,600        119,340
Inco, Ltd.*                                6,000        207,360
Lionore Mining International, Ltd.         2,300         10,361
Massey Energy Company                      1,600         45,136
Noranda, Inc.                              3,500         60,095
RTI International Metals, Inc.*              600          9,570
Stillwater Mining Company                  1,600         24,016
Titanium Metals Corporation*               1,000         92,550
                                                   ------------
                                                        825,472

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)               OF SHARES       VALUE
---------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
IMC Global, Inc.                           1,300       $ 17,420
Monsanto Company                             300         11,550
                                                   ------------
                                                         28,970

FOREST PRODUCTS - 0.6%
Deltic Timber Corporation                    400         15,360
Weyerhaeuser Company                         700         44,184
                                                   ------------
                                                         59,544

GOLD - 0.0%
Placer Dome, Inc.                            300          4,992

HEALTH CARE FACILITIES - 0.4%
HCA, Inc.                                    800         33,272

HOME FURNISHINGS - 1.0%
Kimball International, Inc. (Cl.B)         5,900         87,025

HOTELS, RESORTS & CRUISE LINES - 0.4%
Fairmont Hotels & Resorts, Inc.            1,400         37,730

INDUSTRIAL MACHINERY - 3.1%
Ampco-Pittsburgh Corporation                 700          9,002
Gardner Denver, Inc.*                        800         22,320
Global Power Equipment Group,
   Inc.*                                   1,300         10,426
Ingersoll-Rand Company                     1,500        102,465
Joy Global, Inc.                           2,900         86,826
Kennametal, Inc.                             500         22,900
Valmont Industries, Inc.                   1,000         22,900
                                                   ------------
                                                        276,839

MARINE - 2.0%
Alexander & Baldwin, Inc.                  5,356        179,158

OIL & GAS DRILLING - 1.5%
Globalsantafe Corporation                  1,100         29,150
Patterson-UTI Energy, Inc.                 1,000         33,410
Transocean, Inc.*                          2,500         72,350
                                                   ------------
                                                        134,910

OIL & GAS EQUIPMENT & SERVICES - 3.0%
FMC Technologies, Inc.*                    6,500        187,200
Halliburton Company                        2,200         66,572
Technip S.A. ADR                             400         13,692
                                                   ------------
                                                        267,464

PACKAGED FOODS & MEATS - 1.8%
Tyson Foods, Inc.                          7,600        159,220

PAPER PACKAGING - 2.5%
Packaging Corporation of America1,000     23,900
Temple-Inland, Inc.                        2,900        200,825
                                                   ------------
                                                        224,725

PAPER PRODUCTS - 0.6%
Abitibi-Consolidated, Inc.                 1,700         11,696
Buckeye Technologies, Inc.*                3,500         40,250
                                                   ------------
                                                         51,946

--------------------------------------------------------------------------------
                                      102 See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Z (ALPHA OPPORTUNITY) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)              OF SHARES       VALUE
----------------------------------------------------------------
RAILROADS - 2.5%
Burlington Northern Santa Fe
   Corporation                             3,100       $108,717
CSX Corporation                            1,000         32,770
Canadian National Railway
   Company                                 1,300         56,667
Genesee & Wyoming, Inc.                    1,100         26,070
                                                   ------------
                                                        224,224

SEMICONDUCTOR EQUIPMENT - 0.3%
Mykrolis Corporation                       1,400         24,388

SPECIALTY CHEMICALS - 4.2%
Ferro Corporation                          3,800        101,384
Imperial Chemical Industries
   plc ADR                                 1,100         18,645
Minerals Technologies, Inc.                2,600        150,800
RPM International, Inc.                    1,000         15,200
Schulman (A.), Inc.                        1,700         36,533
Valspar Corporation                        1,100         55,484
                                                   ------------
                                                        378,046

SPECIALTY STORES - 0.8%
Boise Cascade Corporation                  1,900         71,516

STEEL - 3.6%
AK Steel Holding Corporation*              2,400         12,648
Carpenter Technology Corporation           2,400         81,720
International Steel Group, Inc.*           4,300        127,925
NN,  Inc.                                  4,118         52,340
Tenaris S.A. ADR                           1,400         45,850
Universal Stainless & Alloy
   Products, Inc.*                           600          6,516
                                                   ------------
                                                        326,999

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Watsco, Inc.                                 200          5,614

TRUCKING - 2.2%
Arkansas Best Corporation                  1,700         55,964
Quality Distribution, Inc.*                1,800         19,854
Werner Enterprises, Inc.                   5,700        120,270
                                                   ------------
                                                        196,088
                                                   ------------
   Total common stocks
    (cost $4,951,706) - 56.2%                         5,045,963

WARRANT
Inco, Ltd.                                 1,000         14,990
                                                   ------------
   Total warrant (cost $12,756) - 0.2%                   14,990

                                        PRINCIPAL
                                        AMOUNT OR
U.S. GOVERNMENT                          NUMBER        MARKET
SPONSORED AGENCIES                      OF SHARES      VALUE
----------------------------------------------------------------
Federal Farm Credit Bank,
   1.05%, 07-27-04                      $250,000      $ 249,773
Federal Home Loan Bank:
   1.224%, 09-09-04                     $250,000        249,348
   1.449%, 09-15-04                     $100,000         99,717
                                                   ------------
                                                        349,065
Federal Home Loan Mortgage Corporation:
   1.018%, 07-06-04                     $150,000        149,979
   1.049%, 07-13-04(2)                  $215,000        214,910
   1.12%, 08-10-04                      $350,000        349,498
   1.521%, 09-28-04                     $225,000        224,255
                                                   ------------
                                                        938,642
Federal National Mortgage Association:
   1.045%, 08-18-04                     $300,000        299,484
   1.20%, 09-01-04                      $750,000        748,269
   1.03%, 09-22-04                      $460,000        458,579
                                                   ------------
                                                      1,506,332
                                                   ------------
   Total U.S. government sponsored agencies
    (cost $3,044,006) - 33.9%                         3,043,812

ASSET BACKED SECURITIES
CREDIT CARDS
First USA Credit Card Master Trust,
   1.419% - 2007(1)                     $400,000        400,947
                                                   ------------
   Total asset backed securities
    (cost $400,420) - 4.5%                              400,947

REPURCHASE AGREEMENT
State Street, 0.25%, 07-01-04
   (Collaterized by FHLMC, 07-15-06
   with a value of $294,608 and a
   repurchase amount of $284,029)      $284,027         284,027
                                                   ------------
   Total repurchase agreement
    (cost $284,027) - 3.2%                              284,027
                                                   ------------
   Total investments (cost $8,692,915) - 98.0%        8,789,739

--------------------------------------------------------------------------------
                                      103 See accompanying notes.

JUNE 30, 2004
(UNAUDITED)
----------------------------------------------------------------
SERIES Z (ALPHA OPPORTUNITY) (CONTINUED)
----------------------------------------------------------------

                                         NUMBER        MARKET
SHORT POSITIONS                        OF SHARES       VALUE
----------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS - (0.1%)
Bank of New York Company, Inc.              (300)       $(8,844)

BIOTECHNOLOGY - (0.1%)
Chiron Corporation                          (300)       (13,392)

BREWERS - (0.1%)
Anheuser-Busch Companies, Inc.              (200)       (10,800)

HEALTH CARE FACILITIES - (0.2%)
Manor Care, Inc.                            (500)       (16,340)

INVESTMENT BANKING & BROKERAGE - (0.0%)
Charles Schwab Corporation                  (300)        (2,883)

OIL & GAS EXPLORATION & PRODUCTION - (0.1%)
XTO Energy, Inc.                            (300)        (8,937)

OTHER DIVERSIFIED FINANCIAL SERVICES - (0.2%)
Citigroup, Inc.                             (300)     $ (13,950)

PROPERTY & CASUALTY INSURANCE - (0.2%)
MBIA, Inc.                                  (300)       (17,136)
                                                   ------------
   Total short positions
    (proceeds $90,559) - (1.0%)                         (92,282)
   Cash & other assets, less liabilities - 2.0%         180,359
                                                   ------------
   Total net assets - 100.0%                         $8,970,098
                                                   ============

*Non-income producing security
ADR (American Depositary Receipt)
plc (public limited company)
(1)Variable rate security.  Rate indicated is rate effective at June 30, 2004.
(2)Security is segregated as collateral for open futures contracts.
Series Z's hybrid structure combines an actively managed long/short component with a passively managed Standard & Poor's 500 Composite Stock Price Index component. Approximately 50% of the portfolio is invested in a long/short strategy managed by Mainstream Investment Advisers, LLC; the remainder is independently invested in an index strategy managed by Security Management Company, LLC.


--------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS
                             AS OF JUNE 30, 2004(1)

                             Since Inception
                                (7-7-03)
Series Z                         22.88%

(1)Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

   The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      104 See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)

                                                                   SERIES B         SERIES C                          SERIES E
                                                   SERIES A       (LARGE CAP         (MONEY          SERIES D       (DIVERSIFIED
                                                   (EQUITY)         VALUE)           MARKET)         (GLOBAL)          INCOME)
ASSETS                                          ------------------------------------------------------------------------------------
Investments, at value(1)                         $550,988,666     $427,315,987      $79,144,910     $430,242,435     $155,972,208
Cash                                                      193               -               369               -                -
Cash denominated in a foreign currency,
   at value(2)                                             -                -                -           875,694               -
Receivables:
   Securities sold                                         -                -            56,684               -                -
   Interest                                                -                -            12,952            7,522        1,618,035
   Dividends                                          296,168          356,181               -           468,791               -
Foreign taxes recoverable                                  -                -                -           106,497               -
Prepaid expenses                                        5,838            4,263            1,091            3,818            2,032
                                                 ------------     ------------      -----------     ------------     ------------
     Total assets                                 551,290,865      427,676,431       79,216,006      431,704,757      157,592,275
                                                 ------------     ------------      -----------     ------------     ------------

LIABILITIES
Cash overdraft                                             -             2,308               -           327,333           23,906
Payable for:
   Securities purchased                                    -         1,756,545               -                -                -
   Management fees                                    338,180          259,177           35,037          348,769           76,958
   Custodian fees                                       3,691            1,289              894           31,995              303
   Transfer and administration fees                    43,102           33,415            9,440           54,453           16,252
   Professional fees                                   19,698           14,584            5,096           16,745            8,875
   Other                                               22,954           14,840            4,563            9,223            9,135
                                                 ------------     ------------      -----------     ------------     ------------
     Total liabilities                                427,625        2,082,158           55,030          788,518          135,429
                                                 ------------     ------------      -----------     ------------     ------------
NET ASSETS                                       $550,863,240     $425,594,273      $79,160,976     $430,916,239     $157,456,846
                                                 ============     ============      ===========     ============     ============

NET ASSETS CONSIST OF:
Paid in capital                                  $479,284,271     $699,284,581      $78,955,818     $389,535,942     $167,526,890
Accumulated undistributed net investment
   income (loss)                                    1,689,205        1,893,695          232,109        1,393,257        4,022,890
Accumulated undistributed net realized
   gain (loss) on sale of investments,
   futures, options written and foreign
   currency transactions                            4,824,479     (311,503,414)              -       (44,625,832)     (15,264,207)
Net unrealized appreciation (depreciation)
   in value of investments,  futures, options
   written  and translation of assets and
   liabilities in foreign currency                 65,065,285       35,919,411          (26,951)      84,612,872        1,171,273
                                                 ------------     ------------      -----------     ------------     ------------
     Total net assets                            $550,863,240     $425,594,273      $79,160,976     $430,916,239     $157,456,846
                                                 ============     ============      ===========     ============     ============

Capital shares authorized                          indefinite       indefinite       indefinite       indefinite       indefinite
Capital shares outstanding                         26,339,944       23,534,932        6,698,971       59,897,320       14,275,778

Net asset value per share
   (net assets divided by shares outstanding)          $20.91           $18.08           $11.82            $7.19           $11.03
                                                 ============     ============      ===========     ============     ============

(1)Investments, including repurchase
   agreements, at cost                           $485,923,381     $391,396,576      $79,171,861     $345,629,590     $154,800,935
(2)Cash denominated in a foreign currency,
   at cost                                                 -                -                -           878,377               -

--------------------------------------------------------------------------------
                                      105 See accompanying notes.

JUNE 30, 2004
(UNAUDITED)

                                                    SERIES G        SERIES H         SERIES J        SERIES N         SERIES O
                                                   (LARGE CAP      (ENHANCED         (MID CAP     (MANAGED ASSET       (EQUITY
                                                     GROWTH)         INDEX)           GROWTH)       ALLOCATION)        INCOME)
ASSETS                                           --------------------------------------------------------------------------------
Investments, at value(1)                          $42,924,536      $36,368,938     $455,972,138      $90,239,565     $214,491,523
Cash                                                       -               547               67               -                -
Cash denominated in a foreign currency,
   at value(2)                                             -                -                -            44,952           20,987
Receivables:
   Securities sold                                    592,393               -            50,451          397,367          402,793
   Interest                                                -                -                -           341,159           47,509
   Dividends                                           33,335           43,291           62,129           74,730          309,209
   Variation margin                                        -             2,350               -                -                -
Foreign taxes recoverable                                  -                -                -             8,506            2,798
Prepaid expenses                                          382              289            4,047              790            1,788
                                                 ------------     ------------      -----------     ------------     ------------
     Total assets                                  43,550,646       36,415,415      456,088,832       91,107,069      215,276,607
                                                 ------------     ------------      -----------     ------------     ------------

LIABILITIES
Cash overdraft                                             11               -                -                -            79,452
Payable for:
   Securities purchased                                    -                -            49,565        2,391,823          537,294
   Written options, at value                               -                -           612,400               -                -
   Management fees                                     26,685           14,851          274,295           71,923          173,132
   Custodian fees                                       1,450            2,738            2,713            6,345            2,095
   Transfer and administration fees                     5,370            5,998           35,553           12,512           18,115
   Professional fees                                    4,014            4,187           13,003            5,576            7,233
   Other                                                1,463              964            7,779            2,934            6,620
                                                 ------------     ------------      -----------     ------------     ------------
      Total liabilities                                38,993           28,738          995,308        2,491,113          823,941
                                                 ------------     ------------      -----------     ------------     ------------
NET ASSETS                                        $43,511,653      $36,386,677     $455,093,524      $88,615,956     $214,452,666
                                                 ============     ============      ===========     ============     ============
NET ASSETS CONSIST OF:
Paid in capital                                   $58,382,146      $48,061,047     $373,720,497      $81,473,283     $195,038,048
Accumulated undistributed net investment
   income (loss)                                        1,203          200,158       (1,402,797)         995,261        1,488,749
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures,
   options written and foreign currency
   transactions                                   (18,069,913)     (12,685,759)     (22,552,771)      (2,515,176)        (476,637)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options
   written  and translation of assets and
   liabilities in foreign currency                  3,198,217          811,231      105,328,595        8,662,588       18,402,506
                                                 ------------     ------------      -----------     ------------     ------------
     Total net assets                             $43,511,653      $36,386,677     $455,093,524      $88,615,956     $214,452,666
                                                 ============     ============      ===========     ============     ============

Capital shares authorized                          indefinite       indefinite       indefinite       indefinite       indefinite
Capital shares outstanding                          7,007,241        4,245,485       17,171,934        5,990,251       12,743,103

Net asset value per share (net assets divided
   by shares outstanding)                               $6.21            $8.57           $26.50           $14.79           $16.83
                                                 ============     ============      ===========     ============     ============

(1)Investments, including repurchase
   agreements, at cost                            $39,726,319      $35,561,080     $350,531,345      $81,576,379     $196,089,125
(2)Cash denominated in a foreign currency,
   at cost                                                 -                -                -            45,052           20,916

--------------------------------------------------------------------------------
                                      106  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)

                                                                     SERIES Q        SERIES S        SERIES V       SERIES W
                                                   SERIES P         (SMALL CAP       (SOCIAL         (MID CAP     (MAIN STREET
                                                 (HIGH YIELD)          VALUE)       AWARENESS)         VALUE)   GROWTH & INCOME(R)))
ASSETS                                          ------------------------------------------------------------------------------------
Investments, at value(1)                          $62,782,756      $94,023,752     $114,726,809     $263,525,325      $48,553,565
Cash                                                      -                 -               335            4,282               -
Receivables:
   Securities sold                                    243,925          240,774               -            69,839          103,071
   Interest                                         1,245,899               -                -             7,500               -
   Dividends                                               36           13,355           79,808          157,615           53,109
Prepaid expenses                                          691              611            1,155            1,797              381
                                                 ------------     ------------      -----------     ------------     ------------
     Total assets                                  64,273,307       94,278,492      114,808,107      263,766,358       48,710,126
                                                 ------------     ------------      -----------     ------------     ------------

LIABILITIES
Cash overdraft                                        606,041            6,967               -                -                 5
Payable for:
   Securities purchased                                    -           104,228               -           204,288           78,700
   Written options, at value                               -            63,175               -           748,585               -
   Management fees                                     39,107           74,355           70,912          155,974           39,583
   Custodian fees                                       2,788            6,995              890            2,465            7,600
   Transfer and administration fees                     6,776            8,775           10,665           21,100            8,811
   Professional fees                                    4,198            4,112            5,200            7,244            4,057
   Other                                                2,908            1,893            5,048            6,010            1,687
                                                 ------------     ------------      -----------     ------------     ------------
     Total liabilities                                661,818          270,500           92,715        1,145,666          140,443
                                                 ------------     ------------      -----------     ------------     ------------
NET ASSETS                                        $63,611,489      $94,007,992     $114,715,392     $262,620,692      $48,569,683
                                                 ============     ============      ===========     ============     ============

NET ASSETS CONSIST OF:
Paid in capital                                   $63,606,627      $68,809,262     $113,706,934     $176,663,822      $53,031,390
Accumulated undistributed net investment
   income (loss)                                    3,504,442         (342,609)         197,186          505,146           65,511
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures,
   options written and foreign currency
   transactions                                    (2,705,252)       6,789,652       (2,779,305)      18,930,217       (7,399,848)
Net unrealized appreciation (depreciation)
   in value of investments, futures, options
   written and translation of assets and
   liabilities in foreign currency                   (794,328)      18,751,687        3,590,577       66,521,507        2,872,630
                                                 ------------     ------------      -----------     ------------     ------------
     Total net assets                             $63,611,489      $94,007,992     $114,715,392     $262,620,692      $48,569,683
                                                 ============     ============      ===========     ============     ============

Capital shares authorized                          indefinite       indefinite       indefinite       indefinite       indefinite
Capital shares outstanding                          4,258,553        5,260,782        5,173,038        8,379,123        5,801,347

Net asset value per share (net assets divided
   by shares outstanding)                              $14.94           $17.87           $22.18           $31.34            $8.37
                                                 ============     ============      ===========     ============     ============

(1)Investments, including repurchase
   agreements, at cost                            $63,577,084      $75,264,748     $111,136,232     $197,437,249      $45,680,935

--------------------------------------------------------------------------------
                                      107  See accompanying notes.

JUNE 30, 2004
(UNAUDITED)

                                                   SERIES X                          SERIES Z
                                                  (SMALL CAP        SERIES Y          (ALPHA
                                                   GROWTH)        (SELECT 25)      (OPPORTUNITY)
                                                 -----------------------------------------------
ASSETS
Investments, at value(1)                          $86,527,752      $38,533,403       $8,789,739
Cash                                                  109,577              265          272,846
Receivables:
   Securities sold                                    279,437               -           439,635
   Deposit for short sales                                 -                -           112,363
   Interest                                                -                -               193
   Dividends                                            4,571            8,787            4,176
   Variation margin                                        -                -            14,950
   Security Management Company                             -                -             2,785
Prepaid expenses                                          596              358            1,429
                                                 ------------     ------------     ------------
     Total assets                                  86,921,933       38,542,813        9,638,116
                                                 ------------     ------------     ------------

LIABILITIES
Securities sold short, at value(2)                         -                -            92,282
Payable for:
   Securities purchased                               730,039               -           555,014
   Management fees                                     68,926           23,452           14,065
   Custodian fees                                       1,710              608              795
   Transfer and administration fees                     8,887            4,933            3,703
   Professional fees                                    3,877            3,953              266
   Other                                                1,426            1,731            1,893
                                                 ------------     ------------     ------------
      Total liabilities                               814,865           34,677          668,018
                                                 ------------     ------------     ------------
NET ASSETS                                        $86,107,068      $38,508,136       $8,970,098
                                                 ============     ============      ===========

NET ASSETS CONSIST OF:
Paid in capital                                  $115,797,972      $57,389,285       $8,036,478
Accumulated undistributed net investment
   income (loss)                                     (457,866)         (29,194)         (44,402)
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures,
   options written, securities sold short
   and foreign currency transactions              (38,497,702)     (21,314,970)         876,205
Net unrealized appreciation (depreciation)
   in value of investments, short positions,
   futures, options written, securities
   sold short and translation of assets
   and iabilities in foreign currency               9,264,664        2,463,015          101,817
                                                 ------------     ------------     ------------
     Total net assets                             $86,107,068      $38,508,136       $8,970,098
                                                 ============     ============      ===========

Capital shares authorized                          indefinite       indefinite       indefinite
Capital shares outstanding                          5,625,351        4,542,231          772,416

Net asset value per share (net assets
   divided by shares outstanding)                      $15.31            $8.48           $11.61
                                                 ============     ============      ===========

(1)Investments, including repurchase
   agreements, at cost                            $77,263,088      $36,070,388       $8,692,915
(2)Proceeds of securities sold short                       -                -            90,559

--------------------------------------------------------------------------------
                                      108  See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                                    SERIES B         SERIES C                          SERIES E
                                                  SERIES A         (LARGE CAP         (MONEY         SERIES D        (DIVERSIFIED
                                                  (EQUITY)           VALUE)           MARKET)        (GLOBAL)           INCOME)
                                                ---------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                      $ 3,450,281      $ 3,501,165         $     -       $ 4,417,980         $ 38,187
   Interest                                            66,424           34,167          487,026           35,276        4,087,328
                                                 ------------     ------------      -----------     ------------     ------------
                                                    3,516,705        3,535,332          487,026        4,453,256        4,125,515
   Less: Foreign tax expense                               -                -                -          (367,048)              -
                                                 ------------     ------------      -----------     ------------     ------------
      Total investment income                       3,516,705        3,535,332          487,026        4,086,208        4,125,515

EXPENSES:
   Management fees                                  2,068,311        1,636,517          223,685        2,165,878          587,548
   Custodian fees                                       9,422            8,112            2,656           89,739                -
   Transfer/maintenance fees                            9,973            9,909            9,945           10,228            9,866
   Administration fees                                227,235          179,738           38,774          317,205           69,018
   Directors' fees                                     13,696            9,263            2,038           10,543            3,747
   Professional fees                                   23,342           17,363            5,124           24,481            9,369
   Reports to shareholders                             20,066           14,630            3,736           15,805            7,171
   Other expenses                                      10,146            7,263            1,916            6,402            3,263
   Marketing fees paid indirectly                           -          147,094                -                -               -
                                                 ------------     ------------      -----------     ------------     ------------
     Total expenses                                 2,382,191        2,029,889          287,874        2,640,281          689,982
     Less: Fees paid indirectly                            -          (147,094)              -                -                -
         Expenses waived                                   -                -                -                -           (97,201)
                                                 ------------     ------------      -----------     ------------     ------------
     Net expenses                                   2,382,191        1,882,795          287,874        2,640,281          592,781
                                                 ------------     ------------      -----------     ------------     ------------
     Net investment income (loss)                   1,134,514        1,652,537          199,152        1,445,927        3,532,734

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments                                     34,243,444       28,925,393               -        16,691,688         (230,950)
   Foreign currency transactions                           -                -                -          (276,332)              -
                                                 ------------     ------------      -----------     ------------     ------------
     Net realized gain (loss)                      34,243,444       28,925,393               -        16,415,356         (230,950)

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments                                    (20,848,773)     (21,083,183)         (37,387)      (4,564,733)      (3,480,168)
   Translation of assets and liabilities in
     foreign currencies                                    -                -                -           (20,802)              -
                                                 ------------     ------------      -----------     ------------     ------------
   Net unrealized appreciation (depreciation)     (20,848,773)     (21,083,183)         (37,387)      (4,585,535)      (3,480,168)
                                                 ------------     ------------      -----------     ------------     ------------
      Net gain (loss)                              13,394,671        7,842,210          (37,387)      11,829,821       (3,711,118)
                                                 ------------     ------------      -----------     ------------     ------------
        Net increase (decrease) in net assets
         resulting from operations                $14,529,185      $ 9,494,747         $161,765      $13,275,748       $ (178,384)
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      109  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                   SERIES G         SERIES H         SERIES J        SERIES N          SERIES O
                                                  (LARGE CAP       (ENHANCED         (MID CAP     (MANAGED ASSET       (EQUITY
                                                    GROWTH)          INDEX)           GROWTH)       ALLOCATION)        INCOME)
                                                ----------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                         $  1,123        $ 294,225        $ 546,526        $ 602,392       $2,177,936
   Interest                                           213,058            3,126           23,131          765,402          123,815
                                                 ------------     ------------      -----------     ------------     ------------
                                                      214,181          297,351          569,657        1,367,794        2,301,751
   Less: Foreign tax expense                               -                -                -           (29,124)          (4,449)
                                                 ------------     ------------      -----------     ------------     ------------
     Total investment income                          214,181          297,351          569,657        1,338,670        2,297,302

EXPENSES:
   Management fees                                    216,050          135,158        1,711,189          440,749        1,029,228
   Custodian fees                                       4,833            7,162            9,352           23,194            5,922
   Transfer/maintenance fees                            9,510            9,454            9,968            9,625            9,954
   Administration fees                                 19,584           18,289          188,032           80,206           85,712
   Directors' fees                                      1,085              815           10,163            2,061            4,486
   Professional fees                                    3,603            3,634           19,092            5,485            8,247
   Reports to shareholders                              1,557            1,057           17,603            2,936            6,636
   Other expenses                                         713              507            7,055            1,427            3,210
   Marketing fees paid indirectly                          -                -                -                -             8,550
                                                 ------------     ------------      -----------     ------------     ------------
     Total expenses                                   256,935          176,076        1,972,454          565,683        1,161,945
     Less: Fees paid indirectly                            -                -                -                -            (8,550)
         Expenses waived                              (43,957)         (45,052)              -                -                -
                                                 ------------     ------------      -----------     ------------     ------------
     Net expenses                                     212,978          131,024        1,972,454          565,683        1,153,395
                                                 ------------     ------------      -----------     ------------     ------------
     Net investment income (loss)                       1,203          166,327       (1,402,797)         772,987        1,143,907

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments                                      1,120,067          757,700        6,426,449        2,619,729        1,702,742
   Futures                                                 -             5,578               -                -                -
   Options written and purchased                           -                -           288,710               -                -
   Foreign currency transactions                           -                -                -           (12,856)          (4,481)
                                                 ------------     ------------      -----------     ------------     ------------
     Net realized gain (loss)                       1,120,067          763,278        6,715,159        2,606,873        1,698,261

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments                                       (277,654)          72,708       19,639,152       (1,001,565)       5,726,326
   Futures                                                 -            (2,141)              -                -                -
   Options written and purchased                           -                -          (266,467)              -                -
   Translation of assets and liabilities in
     foreign currencies                                    -                -                -            (1,854)             107
                                                 ------------     ------------      -----------     ------------     ------------
   Net unrealized appreciation (depreciation)        (277,654)          70,567       19,372,685       (1,003,419)       5,726,433
                                                 ------------     ------------      -----------     ------------     ------------
     Net gain (loss)                                  842,413          833,845       26,087,844        1,603,454        7,424,694
                                                 ------------     ------------      -----------     ------------     ------------
        Net increase (decrease) in net assets
          resulting from operations                  $843,616       $1,000,172      $24,685,047       $2,376,441       $8,568,601
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      110  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                                                                                       SERIES W
                                                                   SERIES Q         SERIES S          SERIES V       (MAIN STREET
                                                    SERIES P       (SMALL CAP        (SOCIAL          (MID CAP         GROWTH &
                                                  (HIGH YIELD)       VALUE)         AWARENESS)         (VALUE)         INCOME(R))
                                                -----------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                         $ 30,480        $ 192,400        $ 647,491      $ 1,422,524        $ 355,699
   Interest                                         2,868,804            8,152           11,259           40,859            1,371
                                                 ------------     ------------      -----------     ------------     ------------
                                                    2,899,284          200,552          658,750        1,463,383          357,070
   Less: Foreign tax expense                                -                                 -                -              (71)
                                                 ------------     ------------      -----------     ------------     ------------
     Total investment income                        2,899,284          200,552          658,750        1,463,383          356,999

EXPENSES:
   Management fees                                    265,777          460,080          438,053          919,086          237,659
   Custodian fees                                       6,154           21,004            2,284            6,041           24,555
   Transfer/maintenance fees                            9,422            9,635            9,612            9,620            9,464
   Administration fees                                 32,737           42,857           48,107          101,950           26,668
   Directors' fees                                      1,673            2,204            2,778            5,189            1,270
   Professional fees                                    3,955            4,037            5,342            8,595            3,609
   Reports to shareholders                              2,750            2,292            4,425            6,752            1,416
   Other expenses                                       1,316            1,052            2,077            3,238              686
                                                 ------------     ------------      -----------     ------------     ------------
     Total expenses                                   323,784          543,161          512,678        1,060,471          305,327
                                                 ------------     ------------      -----------     ------------     ------------
    Net investment income (loss)                    2,575,500         (342,609)         146,072          402,912           51,672

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments                                      1,584,638        6,813,001        4,925,492       12,720,757        3,116,720
   Options written and purchased                            -         (111,100)               -          181,477                -
   Foreign currency transactions                            -             (255)               -                -             (490)
                                                 ------------     ------------      -----------     ------------     ------------
     Net realized gain (loss)                       1,584,638        6,701,646        4,925,492       12,902,234        3,116,230

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments                                     (3,103,942)      (1,640,139)      (2,551,128)      10,161,416       (2,159,007)
   Options written and purchased                            -           69,951                -          497,510                -
   Translation of assets and liabilities in
     foreign currencies                                     -                -                -                -              (26)
                                                 ------------     ------------      -----------     ------------     ------------
   Net unrealized appreciation (depreciation)      (3,103,942)      (1,570,188)      (2,551,128)      10,658,926       (2,159,033)
                                                 ------------     ------------      -----------     ------------     ------------
      Net gain (loss)                              (1,519,304)       5,131,458        2,374,364       23,561,160          957,197
                                                 ------------     ------------      -----------     ------------     ------------
        Net increase (decrease) in net assets
          resulting from operations                $1,056,196       $4,788,849       $2,520,436      $23,964,072       $1,008,869
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      111  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                     SERIES X                        SERIES Z
                                                   (SMALL CAP       SERIES Y         (ALPHA
                                                     GROWTH)      (SELECT 25)      OPPORTUNITY)
                                                 -----------------------------------------------
INVESTMENT INCOME:
   Dividends                                         $ 33,687        $ 135,382         $ 32,699
   Interest                                            16,846            5,259           17,595
                                                 ------------     ------------     ------------
      Total investment income                          50,533          140,641           50,294

EXPENSES:
   Management fees                                    444,250          137,021           75,830
   Custodian fees                                       4,414              683            1,055
   Transfer/maintenance fees                            9,503            9,364            8,568
   Administration fees                                 40,982           16,503           11,284
   Directors' fees                                      1,995              873              166
   Professional fees                                    3,920            3,422            3,343
   Reports to shareholders                              2,291            1,326              458
   Other expenses                                       1,044              643              574
                                                 ------------     ------------     ------------
     Total expenses                                   508,399          169,835          101,278
     Less: Reimbursement of expenses                        -                -           (6,582)
                                                 ------------     ------------     ------------
     Net expenses                                     508,399          169,835           94,696
                                                 ------------     ------------     ------------
     Net investment income (loss)                    (457,866)         (29,194)         (44,402)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments                                     11,073,773        1,876,482          308,774
   Securities sold short                                    -                -          (15,724)
   Futures                                                  -                -          195,487
                                                 ------------     ------------     ------------
     Net realized gain (loss)                      11,073,773        1,876,482          488,537

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments                                     (6,325,359)         (88,709)          (8,025)
   Securities sold short                                    -                -           (1,165)
   Futures                                                  -                -         (117,356)
                                                 ------------     ------------     ------------
   Net unrealized appreciation (depreciation)      (6,325,359)         (88,709)        (126,546)
                                                 ------------     ------------     ------------
      Net gain (loss)                               4,748,414        1,787,773          361,991
                                                 ------------     ------------     ------------
          Net increase (decrease) in net assets
           resulting from operations               $4,290,548       $1,758,579         $317,589
                                                 ============     ============      ===========

--------------------------------------------------------------------------------
                                      112  See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                                    SERIES B         SERIES C                         SERIES E
                                                    SERIES A       (LARGE CAP         (MONEY         SERIES D       (DIVERSIFIED
                                                    (EQUITY)         VALUE)           MARKET)        (GLOBAL)          INCOME)
                                                  -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                   $ 1,134,514      $ 1,652,537        $ 199,152      $ 1,445,927      $ 3,532,734
   Net realized gain (loss) during the period
     on investments, futures, options written
     and purchased and foreign currency
     transactions                                  34,243,444       28,925,393               -        16,415,356         (230,950)
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, securities sold short,
     futures, options written and purchased
     and translation of assets and liabilities
     in foreign currencies                        (20,848,773)     (21,083,183)         (37,387)      (4,585,535)      (3,480,168)
                                                 ------------     ------------      -----------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                     14,529,185        9,494,747          161,765       13,275,748         (178,384)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   -                -                -                -                -
   Net realized gain                                       -                -                -                -                -
                                                 ------------     ------------      -----------     ------------     ------------
      Total distributions to shareholders                  -                -                -                -                -

NET INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: (NOTE 6)                         (22,955,866)     (18,475,139)      (7,458,910)      (9,968,410)      (1,836,534)
                                                 ------------     ------------      -----------     ------------     ------------
     Total increase (decrease) in net assets       (8,426,681)      (8,980,392)      (7,297,145)       3,307,338       (2,014,918)

NET ASSETS:
   Beginning of period                            559,289,921      434,574,665       86,458,121      427,608,901      159,471,764
                                                 ------------     ------------      -----------     ------------     ------------
   End of period                                 $550,863,240     $425,594,273      $79,160,976     $430,916,239     $157,456,846
                                                 ============     ============      ===========     ============     ============

   Undistributed net investment income (loss)
     at end of period                              $1,689,205       $1,893,695         $232,109       $1,393,257       $4,022,890
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      113  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                      SERIES G       SERIES H         SERIES J        SERIES N
                                                     (LARGE CAP      (ENHANCED        (MID CAP     (MANAGED ASSET      SERIES O
                                                      GROWTH)         INDEX)           GROWTH)       ALLOCATION)   (EQUITY INCOME)
                                                 -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                       $ 1,203        $ 166,327     $ (1,402,797)       $ 772,987      $ 1,143,907
   Net realized gain (loss) during the period
     on investments, futures, options written
     and purchased and foreign currency
     transactions                                   1,120,067          763,278        6,715,159        2,606,873        1,698,261
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, securities sold short,
     futures, options written and purchased
     and translation of assets and liabilities
     in foreign currencies                           (277,654)          70,567       19,372,685       (1,003,419)       5,726,433
                                                 ------------     ------------      -----------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                        843,616        1,000,172       24,685,047        2,376,441        8,568,601

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   -                -                -                -                -
   Net realized gain                                       -                -                -                -                -
                                                 ------------     ------------      -----------     ------------     ------------
     Total distributions to shareholders                   -                -                -                -                -

NET INCREASE (DECREASE) FROM CAPITAL SHARE
    TRANSACTIONS: (NOTE 6)                         (3,788,564)       2,015,178      (17,519,943)        (143,752)       9,163,959
                                                 ------------     ------------      -----------     ------------     ------------
     Total increase (decrease) in net assets                        (2,944,948)       3,015,350        7,165,104        2,232,689
    17,732,560

NET ASSETS:
   Beginning of period                             46,456,601       33,371,327      447,928,420       86,383,267      196,720,106
                                                 ------------     ------------      -----------     ------------     ------------
   End of period                                  $43,511,653      $36,386,677     $455,093,524      $88,615,956     $214,452,666
                                                 ============     ============      ===========     ============     ============

   Undistributed net investment income (loss)
     at end of period                                  $1,203         $200,158      $(1,402,797)        $995,261       $1,488,749
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      114  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                                                                                        SERIES W
                                                                     SERIES Q         SERIES S        SERIES V       (MAIN STREET
                                                   SERIES P         (SMALL CAP         (SOCIAL        (MID CAP         GROWTH &
                                                 (HIGH YIELD)          VALUE)         AWARENESS)       VALUE)         INCOME(R))
                                                 --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                   $ 2,575,500       $ (342,609)       $ 146,072        $ 402,912         $ 51,672
   Net realized gain (loss) during the period
     on investments, futures, options written and
     purchased and foreign currency transactions    1,584,638        6,701,646        4,925,492       12,902,234        3,116,230
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, securities sold short,
     futures, options written and purchased and
     translation of assets and iabilities in
     foreign currencies                            (3,103,942)      (1,570,188)      (2,551,128)      10,658,926       (2,159,033)
                                                 ------------     ------------      -----------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                      1,056,196        4,788,849        2,520,436       23,964,072        1,008,869

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   -                -                -                -                -
   Net realized gain                                       -                -                -                -                -
                                                 ------------     ------------      -----------     ------------     ------------
      Total distributions to shareholders                  -                -                -                -                -

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS: (NOTE 6)                   (15,935,509)       1,922,496       (6,254,860)      14,999,030        2,384,132
                                                 ------------     ------------      -----------     ------------     ------------
     Total increase (decrease) in net assets      (14,879,313)       6,711,345       (3,734,424)      38,963,102        3,393,001

NET ASSETS:
   Beginning of period                             78,490,802       87,296,647      118,449,816      223,657,590       45,176,682
                                                 ------------     ------------      -----------     ------------     ------------
   End of period                                  $63,611,489      $94,007,992     $114,715,392     $262,620,692      $48,569,683
                                                 ============     ============      ===========     ============     ============

   Undistributed net investment income (loss)
     at end of period                              $3,504,442        $(342,609)        $197,186         $505,146          $65,511
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      115  See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                     SERIES X                         SERIES Z
                                                    (SMALL CAP       SERIES Y          (ALPHA
                                                      GROWTH)      (SELECT 25)      OPPORTUNITY)
                                                  ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                    $ (457,866)       $ (29,194)       $ (44,402)
   Net realized gain (loss) during the period
     on investments, futures, options written
     and purchased and foreign currency
     transactions                                  11,073,773        1,876,482          488,537
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, securities sold short,
     futures, options written and purchased
     and translation of assets and
     liabilities in foreign currencies             (6,325,359)         (88,709)        (126,546)
                                                 ------------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                      4,290,548        1,758,579          317,589

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   -                -                -
   Net realized gain                                       -                -                -
                                                 ------------     ------------     ------------
     Total distributions to shareholders                   -                -                -

NET INCREASE (DECREASE) FROM CAPITAL SHARE
TRANSACTIONS: (NOTE 6)                             (7,923,186)       1,959,865        1,914,652
                                                 ------------     ------------     ------------
     Total increase (decrease) in net assets       (3,632,638)       3,718,444        2,232,241

NET ASSETS:
   Beginning of period                             89,739,706       34,789,692        6,737,857
                                                 ------------     ------------     ------------
   End of period                                  $86,107,068      $38,508,136       $8,970,098
                                                 ------------     ------------     ------------

   Undistributed net investment income (loss)
     at end of period                               $(457,866)        $(29,194)        $(44,402)
                                                 ============     ============     ============

--------------------------------------------------------------------------------
                                      116  See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                     SERIES B          SERIES C                         SERIES E
                                                     SERIES A       (LARGE CAP         (MONEY         SERIES D       (DIVERSIFIED
                                                     (EQUITY)         VALUE)           MARKET)        (GLOBAL)          INCOME)
                                                 ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
   Net investment income (loss)                    $3,477,540       $3,566,269         $625,688       $1,468,121       $7,935,427
   Net realized gain (loss) during the period
     from investments, futures and foreign
     currency transactions                         12,105,223      (11,849,051)              --      (10,172,005)       1,277,359
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, futures and translation of
     assets and liabilities in foreign
     currencies                                    87,820,531      106,423,469          (14,488)     134,589,689       (3,604,169)
                                                 ------------     ------------      -----------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                    103,403,294       98,140,687          611,200      125,885,805        5,608,617

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           (3,151,576)      (3,492,855)        (717,127)        (878,842)     (15,865,608)
   Return of capital                                       --               --               --          (40,171)              --
                                                 ------------     ------------      -----------     ------------     ------------
     Total distributions to shareholders           (3,151,576)      (3,492,855)        (717,127)        (919,013)     (15,865,608)

SBL I MERGER (COMPONENTS OF
   NET ASSETS OF SBL I AS OF
   DATE OF EXCHANGE) (NOTE 9)
   Paid in capital                                         --               --               --       24,065,162               --
   Accumulated undistributed net
     investment income                                     --               --               --          217,611               --
   Accumulated net realized loss on sale
     of investments                                        --               --               --       (7,210,184)              --
   Net unrealized appreciation in value
     of investments                                        --               --               --          811,441               --
                                                 ------------     ------------      -----------     ------------     ------------
                                                           --               --               --       17,884,030               --
NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS: (NOTE 6)                      (58,798,901)     (30,819,659)     (30,732,454)     (20,295,148)     (26,024,847)
                                                 ------------     ------------      -----------     ------------     ------------
     Total increase (decrease) in net assets       41,452,817       63,828,173      (30,838,381)     122,555,674      (36,281,838)
NET ASSETS:
   Beginning of period                            517,837,104      370,746,492      117,296,502      305,053,227      195,753,602
                                                 ------------     ------------      -----------     ------------     ------------
   End of period                                 $559,289,921     $434,574,665      $86,458,121     $427,608,901     $159,471,764
                                                 ============     ============      ===========     ============     ============

   Undistributed net investment
     income (loss) at end of period                  $554,691         $241,158          $32,957         $(52,670)        $490,156
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      117  See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     SERIES G        SERIES H         SERIES J        SERIES N
                                                     (LARGE CAP      (ENHANCED        (MID CAP     (MANAGED ASSET       SERIES O
                                                      GROWTH)         INDEX)          GROWTH)        ALLOCATION)    (EQUITY INCOME)
                                                 -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                     $ (19,633)        $257,838      $(1,926,032)      $1,374,498       $2,605,292
   Net realized gain (loss) during the period
     from investments, futures and foreign
     currency transactions                         (3,685,496)        (950,605)       9,931,180         (329,566)        (601,351)
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, futures and translation of
     assets and liabilities in foreign
     currencies                                    11,720,402        7,558,491      151,389,910       15,026,929       36,666,615
                                                 ------------     ------------      -----------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                      8,015,273        6,865,724      159,395,058       16,071,861       38,670,556

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   --         (228,222)              --       (1,282,674)      (2,354,447)
   Net realized gain                                       --               --               --               --       (1,640,204)
                                                 ------------     ------------      -----------     ------------     ------------
     Total distributions to shareholders                   --         (228,222)              --       (1,282,674)      (3,994,651)

SBL T MERGER (COMPONENTS OF
   NET ASSETS OF SBL T AS OF
   DATE OF EXCHANGE) (NOTE 10)
   Paid in capital                                         --               --       41,324,283               --               --
   Accumulated undistributed net
     investment loss                                       --               --         (196,022)              --               --
   Accumulated net realized loss on sale
     of investments                                        --               --      (16,703,007)              --               --
   Net unrealized appreciation in value
     of investments                                        --               --        3,995,908               --               --
                                                 ------------     ------------      -----------     ------------     ------------
                                                           --               --       28,421,162               --
NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS: (NOTE 6)                        9,342,153        1,681,387      (33,265,310)       3,831,827       (1,511,222)
                                                 ------------     ------------      -----------     ------------     ------------
     Total increase (decrease) in net assets       17,357,426        8,318,889      154,550,910       18,621,014       33,164,683

NET ASSETS:
   Beginning of period                             29,099,175       25,052,438      293,377,510       67,762,253      163,555,423
                                                 ------------     ------------      -----------     ------------     ------------
   End of period                                  $46,456,601      $33,371,327     $447,928,420      $86,383,267     $196,720,106
                                                 ============     ============      ===========     ============     ============

   Undistributed net investment
     income (loss) at end of period                       $--          $33,831              $--         $222,274         $344,842
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      118  See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                       SERIES W
                                                                    SERIES Q          SERIES S        SERIES V       (MAIN STREET
                                                    SERIES P       (SMALL CAP         (SOCIAL         (MID CAP         GROWTH &
                                                  (HIGH YIELD)       VALUE)          AWARENESS)        VALUE)          INCOME(R))
                                                 ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
   Net investment income (loss)                    $4,725,578        $(167,142)        $553,358         $618,778         $173,318
   Net realized gain (loss) during the period
     from investments, futures and foreign
     currency transactions                           (624,075)       1,722,894          781,505        5,978,282         (636,791)
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, futures and translation of
     assets and liabilities in foreign
     currencies                                     7,869,727       24,339,936       22,370,365       68,297,677        9,157,376
                                                 ------------     ------------      -----------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                     11,971,230       25,895,688       23,705,228       74,894,737        8,693,903

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           (4,254,870)              --         (502,244)        (503,234)        (160,140)
   Net realized gain                                       --         (482,995)              --       (2,889,214)              --
                                                 ------------     ------------      -----------     ------------     ------------
     Total distributions to shareholders           (4,254,870)        (482,995)        (502,244)      (3,392,448)        (160,140)

NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS: (NOTE 6)                       29,393,868       11,054,239      (13,410,688)       4,643,063        6,083,584
                                                 ------------     ------------      -----------     ------------     ------------
     Total increase (decrease) in net assets       37,110,228       36,466,932        9,792,296       76,145,352       14,617,347
NET ASSETS:
   Beginning of period                             41,380,574       50,829,715      108,657,520      147,512,238       30,559,335
                                                 ------------     ------------      -----------     ------------     ------------
   End of period                                  $78,490,802      $87,296,647     $118,449,816     $223,657,590      $45,176,682
                                                 ============     ============      ===========     ============     ============

   Undistributed net investment
     income (loss) at end of period                  $928,942              $--          $51,114         $102,234          $13,839
                                                 ============     ============      ===========     ============     ============

--------------------------------------------------------------------------------
                                      119  See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 2003
(EXCEPT AS NOTED)

                                                    SERIES X                        SERIES Z*
                                                   (SMALL CAP       SERIES Y          (ALPHA
                                                     GROWTH)       (SELECT 25    ) OPPORTUNITY)
                                                  ---------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
   Net investment income (loss)                     $(617,018)        $ (1,805)        $(36,595)
   Net realized gain (loss) during the period
     from investments, futures and foreign
     currency transactions                         13,363,753       (7,155,460)         789,315
   Net change in unrealized appreciation
     (depreciation) during the period on
     investments, futures and translation of
     assets and liabilities in foreign
     currencies                                    14,700,791       12,622,337          228,363
                                                 ------------     ------------     ------------
   Net increase (decrease) in net assets
     resulting from operations                     27,447,526        5,465,072          981,083

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   --               --               --
   Net realized gain                                       --               --         (365,052)
                                                 ------------     ------------     ------------
     Total distributions to shareholders                   --               --         (365,052)

NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS: (NOTE 6)                       14,098,801       (4,961,232)       6,121,826
                                                 ------------     ------------     ------------
     Total increase (decrease) in net assets       41,546,327          503,840        6,737,857
NET ASSETS:
   Beginning of period                             48,193,379       34,285,852               --
                                                 ------------     ------------     ------------
   End of period                                  $89,739,706      $34,789,692       $6,737,857
                                                 ============     ============     ============

   Undistributed net investment
     income (loss) at end of period                       $--              $--              $--
                                                 ============     ============     ============

* For the period beginning July 7, 2003 (commencement of operations) to December 31, 2003.


--------------------------------------------------------------------------------
                                      120  See accompanying notes.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES A (EQUITY)

                                                                                FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)      2003(d)       2002        2001(d)      2000(d)       1999
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $20.37       $16.83       $22.36       $28.50       $35.51       $34.27
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.04         0.13         0.10         0.06         0.06         0.11
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.50         3.53        (5.47)       (3.14)       (4.27)        2.56
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          0.54         3.66        (5.37)       (3.08)       (4.21)        2.67
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                         --        (0.12)       (0.16)       (0.05)       (0.01)       (0.27)
Distributions (from Capital Gains)                             --           --           --        (3.01)       (2.79)       (1.16)
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                         --         (0.12)       (0.16)       (3.06)       (2.80)       (1.43)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $20.91       $20.37       $16.83       $22.36       $28.50       $35.51
                                                           ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                             2.65%       21.74%      (24.10%)     (11.41%)     (12.76%)       8.14%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                      $550,863     $559,290     $517,837     $790,602    $1,004,968   $1,396,995
Ratio of Expenses to Average Net Assets                      0.87%        0.82%        0.82%        0.83%        0.83%        0.81%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.41%        0.66%        0.49%        0.26%        0.16%        0.31%
Portfolio Turnover Rate                                       35%          53%          25%          20%          41%          49%

====================================================================================================================================
SERIES B (LARGE CAP VALUE)
                                                                          FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)      2003(d)      2002(d)    2001(d)(g)     2000(d)       1999
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $17.68       $13.84       $18.59       $19.93       $24.39       $39.81
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.07         0.14         0.13         0.18         0.43         0.57
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.33         3.84        (4.58)       (1.29)       (2.06)       (0.65)
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          0.40         3.98        (4.45)       (1.11)       (1.63)       (0.08)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (0.14)       (0.30)       (0.23)       (0.74)       (0.85)
Distributions (from Capital Gains)                            --            --           --           --           --        (14.49)
Distributions in excess of capital gains                      --            --           --           --         (2.09)        --
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (0.14)       (0.30)       (0.23)       (2.83)       (15.34)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $18.08       $17.68       $13.84       $18.59       $19.93       $24.39
                                                           ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                             2.26%       28.81%      (24.14%)      (5.60%)      (6.76%)       1.49%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                      $425,594     $434,575     $370,746     $563,240     $684,459    $1,051,832
Ratio of Expenses to Average Net Assets                      0.87%        0.89%        0.91%        0.93%        0.83%        0.82%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.76%        0.93%        0.74%        0.89%        1.08%        2.00%
Portfolio Turnover Rate                                       86%          60%          68%         145%         145%          73%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      121

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES C (MONEYMARKET)
                                                                                 FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)      2003(d)       2002         2001         2000        1999(a)
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $11.79       $11.82       $12.20       $12.69       $12.04       $12.53
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.03         0.09         0.16         0.54         0.80         0.57
Net Gain (Loss) on Securities
   (realized and unrealized)                                  --         (0.02)       (0.02)       (0.09)       (0.08)       (0.01)
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          0.03         0.07         0.14         0.45         0.72         0.56
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (0.10)       (0.52)       (0.94)       (0.07)       (1.05)
Distributions (from Capital Gains)                            --           --           --           --           --            --
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (0.10)       (0.52)       (0.94)       (0.07)       (1.05)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $11.82       $11.79       $11.82       $12.20       $12.69       $12.04
                                                           ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                             0.25%        0.55%        1.20%        3.75%        5.99%        4.63%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                        $79,161      $86,458     $117,297     $131,277     $119,372     $153,589
Ratio of Expenses to Average Net Assets                      0.65%        0.59%        0.58%        0.58%        0.58%        0.57%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.45%        0.63%        1.26%        3.50%        5.79%        4.61%

===================================================================================================================================

SERIES D (GLOBAL)
                                                                                 FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)    2003(d)(o)     2002(i)       2001         2000         1999
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                          $6.97        $4.87        $6.31        $8.49        $9.08        $6.74
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.02         0.03         0.02          --            --          0.02
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.20         2.09        (1.45)       (0.97)        0.37         3.29
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          0.22         2.12        (1.43)       (0.97)        0.37         3.31
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (0.02)       (0.01)         --           --           --
Distributions (from Capital Gains)                            --           --           --         (0.94)       (0.96)       (0.97)
Distributions (in excess of Capital Gains)                    --           --           --         (0.27)         --           --
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (0.02)       (0.01)       (1.21)       (0.96)       (0.97)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                                $7.19        $6.97        $4.87        $6.31        $8.49        $9.08
                                                           ========     ========      ======      ========     ========     ========

TOTAL RETURN (b)                                             3.16%       43.45%      (22.71%)     (12.25%)       3.53%       53.67%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $430,916     $427,609     $305,053     $431,252     $565,950     $525,748
Ratio of Expenses to Average Net Assets                      1.23%        1.25%        1.23%        1.20%        1.21%        1.21%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.67%        0.44%        0.27%        0.07%       (0.08%)       0.32%
Portfolio Turnover Rate                                       37%          44%          48%          41%          55%          76%


                            See accompanying notes.
--------------------------------------------------------------------------------
                                      122

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES E (DIVERSIFIED INCOME)
                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                          -------------------------------------------------------------------------
                                                          2004(c)(q)     2003(d)       2002         2001         2000         1999
                                                          --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $11.04       $11.83       $11.40       $11.37       $10.55       $12.42
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.25         0.68         0.51         0.58         0.75         0.76
Net Gain (Loss) on Securities
   (realized and unrealized)                                (0.26)       (0.31)        0.51         0.20         0.15        (1.22)
                                                          --------     --------      ------      --------     --------     --------
   Total from investment operations                         (0.01)        0.37         1.02         0.78         0.90        (0.46)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (1.16)       (0.59)       (0.75)       (0.08)       (1.41)
Distributions (from Capital Gains)                            --           --           --           --           --           --
                                                          --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (1.16)       (0.59)       (0.75)       (0.08)       (1.41)
                                                          --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $11.03       $11.04       $11.83       $11.40       $11.37       $10.55
                                                          ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                            (0.09%)       3.19%        9.29%        7.18%        8.56%       (3.77%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $157,457     $159,472     $195,754     $142,538     $122,147     $136,632
Ratio of Expenses to Average Net Assets                      0.76%        0.84%        0.83%        0.83%        0.84%        0.82%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                4.53%        4.39%        5.00%        5.67%        6.52%        6.34%
Portfolio Turnover Rate                                       43%          45%          32%          46%          63%          25%

====================================================================================================================================

SERIES G (LARGE CAP GROWTH)

                                                                         FISCAL YEARS ENDED DECEMBER 31
                                                          ------------------------------------------------------------
                                                          2004(c)(q)    2003(d)      2002(j)     2001(d)    2000(d)(f)
                                                          ----------   --------     --------    --------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                          $6.10       $4.92        $6.75       $7.98       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                  --          --         (0.02)      (0.02)       (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.11        1.18        (1.81)      (1.21)       (2.00)
                                                            -------     -------     --------    --------     --------
   Total from investment operations                          0.11        1.18        (1.83)      (1.23)       (2.02)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --          --           --          --           --
Distributions (from Capital Gains)                            --          --           --          --           --
                                                            -------     -------     --------    --------     --------
   Total Distributions                                        --          --           --          --           --
                                                            -------     -------     --------    --------     --------
NET ASSET VALUE END OF PERIOD                                $6.21       $6.10        $4.92       $6.75        $7.98
                                                            =======     =======     ========    ========     ========
TOTAL RETURN (b)                                             1.80%      23.98%      (27.11%)    (15.41%)     (20.20%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                        $43,512     $46,457      $29,099     $15,689      $12,139
Ratio of Expenses to Average Net Assets                      0.99%       1.19%        1.21%       1.23%        1.28%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.01%      (0.05%)      (0.20%)     (0.30%)      (0.47%)
Portfolio Turnover Rate                                       47%         30%          48%         4%           5%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      123

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES H (ENHANCED INDEX)
                                                                                FISCAL YEARS ENDED DECEMBER 31
                                                          -------------------------------------------------------------------------
                                                          2004(c)(q)  2003(c)(d)(m)    2002         2001         2000        1999(e)
                                                          --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                          $8.31        $6.55        $8.62        $9.95       $11.15       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.04         0.07         0.05         0.05         0.05         0.04
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.22         1.75        (2.02)       (1.34)       (1.18)        1.19
                                                          --------     --------      ------      --------     --------     --------
   Total from investment operations                          0.26         1.82        (1.97)       (1.29)       (1.13)        1.23
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (0.06)       (0.10)       (0.04)         --         (0.04)
Distributions (from Capital Gains)                            --           --           --           --           --         (0.04)
Distributions (in excess of Capital Gains)                    --           --           --           --         (0.07)         --
                                                          --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (0.06)       (0.10)       (0.04)       (0.07)       (0.08)
                                                          --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                                $8.57        $8.31       $6.55         $8.62        $9.95       $11.15
                                                          ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                             3.13%       27.78%      (22.98%)     (12.99%)     (10.20%)      12.32%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                        $36,387      $33,371      $25,052      $42,112      $45,820      $25,023
Ratio of Expenses to Average Net Assets                      0.73%        0.77%        0.99%        0.91%        0.96%        1.04%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.93%        0.94%        0.56%        0.57%        0.55%        0.82%
Portfolio Turnover Rate                                       93%          44%          74%          29%          58%          52%

====================================================================================================================================

SERIES J (MID CAP GROWTH)
                                                                          FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)    2003(d)(p)      2002        2001(d)      2000(d)       1999
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $25.09       $16.05       $24.12       $32.82       $30.15       $22.51
   INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                (0.08)       (0.11)       (0.11)       (0.13)       (0.12)       (0.05)
   Net Gain (Loss) on Securities
   (realized and unrealized)                                 1.49         9.15        (6.69)       (4.43)        5.37         11.65
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          1.41         9.04        (6.80)       (4.56)        5.25         11.60
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --           --           --           --           --           --
Distributions (from Capital Gains)                            --           --         (1.27)       (4.14)       (2.58)       (3.96)
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                        --           --         (1.27)       (4.14)       (2.58)       (3.96)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $26.50       $25.09       $16.05       $24.12       $32.82       $30.15
                                                           ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                             5.62%       56.32%      (29.48%)     (14.89%)      16.76%       61.86%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $455,094     $447,928     $293,378     $470,236     $603,714     $429,528
Ratio of Expenses to Average Net Assets                      0.87%        0.83%        0.83%        0.84%        0.82%        0.82%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               (0.62%)      (0.55%)      (0.56%)      (0.53%)      (0.38%)      (0.25%)
Portfolio Turnover Rate                                       41%          61%          41%          39%          33%          55%


                            See accompanying notes.
--------------------------------------------------------------------------------
                                      124

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES N (MANAGED ASSET ALLOCATION)
                                                                           FISCAL YEARS ENDED DECEMBER 31
                                                          ---------------------------------------------------------------------
                                                           2004(q)      2003(d)      2002         2001        2000        1999
                                                          --------     --------     ------      -------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                        $14.40       $11.80      $13.63       $16.08      $16.94      $16.01
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                       0.13         0.23        0.30         0.33        0.39        0.38
Net Gain (Loss) on Securities
   (realized and unrealized)                                0.26         2.59       (1.59)       (1.10)      (0.52)       1.15
                                                          --------     --------     ------      -------     -------     -------
   Total from investment operations                         0.39         2.82       (1.29)       (0.77)      (0.13)       1.53
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                       --         (0.22)      (0.54)       (0.44)      (0.04)      (0.60)
Distributions (from Realized Gains)                          --           --          --         (1.24)      (0.69)        --
                                                          --------     --------     ------      -------     -------     -------
   Total Distributions                                       --         (0.22)      (0.54)       (1.68)      (0.73)      (0.60)
                                                          --------     --------     ------      -------     -------     -------
NET ASSET VALUE END OF PERIOD                              $14.79       $14.40      $11.80       $13.63      $16.08      $16.94
                                                          ========     ========     ======      =======     =======     =======
TOTAL RETURN (b)                                            2.71%       23.90%      (9.63%)      (5.08%)     (0.90%)      9.74%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $88,616      $86,383     $67,762      $87,348     $88,581     $98,487
Ratio of Expenses to Average Net Assets                     1.29%        1.23%       1.26%        1.25%       1.25%       1.17%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               1.76%        1.86%       2.22%        2.34%       2.31%       2.45%
Portfolio Turnover Rate                                      85%          98%        116%          98%         44%         24%

==================================================================================================================================

SERIES O (EQUITY INCOME)
                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                          ---------------------------------------------------------------------
                                                           2004(q)      2003(d)     2002(d)      2001(d)      2000        1999
                                                          --------     --------     ------      -------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                        $16.14       $13.17      $16.00       $17.66      $17.27      $18.35
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                0.09         0.22        0.20         0.21        0.31        0.30
Net Gain (Loss) on Securities
   (realized and unrealized)                                0.60         3.09       (2.26)         --         1.76        0.19
                                                          --------     --------     ------      -------     -------     -------
   Total from investment operations                         0.69         3.31       (2.06)        0.21        2.07        0.49
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                       --         (0.20)      (0.39)       (0.30)      (0.04)      (0.59)
Distributions (from Capital Gains)                           --         (0.14)      (0.38)       (1.57)      (1.64)      (0.98)
                                                          --------     --------     ------      -------     -------     -------
   Total Distributions                                       --         (0.34)      (0.77)       (1.87)      (1.68)      (1.57)
                                                          --------     --------     ------      -------     -------     -------
NET ASSET VALUE END OF PERIOD                              $16.83       $16.14      $13.17       $16.00      $17.66      $17.27
                                                          ========     ========     ======      =======     =======     =======
TOTAL RETURN (b)                                            4.28%       25.25%     (13.43%)       1.32%      12.86%       3.13%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                      $214,453     $196,720    $163,555     $186,826    $178,756    $207,022
Ratio of Expenses to Average Net Assets                     1.13%        1.09%       1.09%        1.08%       1.10%       1.09%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               1.12%        1.55%       1.40%        1.32%       1.74%       1.66%
Portfolio Turnover Rate                                      18%          19%         23%          21%         68%         35%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      125

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES P (HIGH YIELD)
                                                                         FISCAL YEARS ENDED DECEMBER 31
                                                          ---------------------------------------------------------------------
                                                           2004(q)      2003(d)     2002(k)     2001(h)      2000       1999(c)
                                                          --------     --------     ------      -------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                        $14.71       $12.79      $13.60      $14.25      $15.51      $16.80
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                0.65         0.90        0.93        1.26        1.12        1.30
Net Gain (Loss) on Securities
   (realized and unrealized)                               (0.42)        1.87       (0.88)      (0.63)      (1.36)      (1.08)
                                                          --------     --------     ------      -------     -------     -------
   Total from investment operations                         0.23         2.77        0.05        0.63       (0.24)       0.22
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                       --         (0.85)      (0.86)      (1.28)      (1.02)      (1.37)
Distributions (from Capital Gains)                           --           --          --          --          --        (0.10)
Return of Capital                                            --           --          --          --          --        (0.04)
                                                          --------     --------     ------      -------     -------     -------
   Total Distributions                                       --         (0.85)      (0.86)      (1.28)      (1.02)      (1.51)
                                                          --------     --------     ------      -------     -------     -------
NET ASSET VALUE END OF PERIOD                              $14.94       $14.71      $12.79      $13.60      $14.25      $15.51
                                                          ========     ========     ======      =======     =======     =======
TOTAL RETURN (b)                                            1.56%       21.71%       0.41%       4.43%      (1.52%)      1.32%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $63,611      $78,491     $41,381     $29,384     $22,616     $19,152
Ratio of Expenses to Average Net Assets                     0.92%        0.87%       0.88%       0.86%       0.87%       0.18%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               7.31%        7.53%       8.12%       8.73%       8.06%       8.55%
Portfolio Turnover Rate                                      63%          52%         80%         80%         34%         29%

=================================================================================================================================

SERIES Q (SMALL CAP VALUE)
                                                                        FISCAL YEARS ENDED DECEMBER 31
                                                           ---------------------------------------------------------
                                                           2004(q)      2003(d)      2002       2001(d)   2000(d)(f)
                                                           -------      -------     ------      -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                        $16.84       $11.24      $12.79      $10.74      $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                               (0.07)       (0.03)      (0.09)      (0.04)      (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized)                                1.10         5.73       (0.79)       2.41        0.76
                                                           -------      -------     ------      -------     -------
   Total from investment operations                         1.03         5.70       (0.88)       2.37        0.74
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                       --           --          --          --          --
Distributions (from Capital Gains)                           --         (0.10)      (0.67)      (0.32)        --
                                                           -------      -------     ------      -------     -------
   Total Distributions                                       --         (0.10)      (0.67)      (0.32)        --
                                                           -------      -------     ------      -------     -------
NET ASSET VALUE END OF PERIOD                              $17.87       $16.84      $11.24      $12.79      $10.74
                                                           =======      =======     ======      =======     =======
TOTAL RETURN (b)                                            6.12%       50.90%      (6.96%)     22.16%       7.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $94,008      $87,297     $50,830     $58,198     $10,427
Ratio of Expenses to Average Net Assets                     1.19%        1.22%       1.22%       1.18%       1.49%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                              (0.75%)      (0.28%)     (0.59%)     (0.42%)     (0.41%)
Portfolio Turnover Rate                                      51%          37%         56%         47%         81%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      126

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES S (SOCIAL AWARENESS)
                                                                               FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)      2003(d)       2002        2001(d)      2000(d)       1999
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $21.70       $17.58       $22.64       $27.62       $31.71       $28.40
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.03         0.10         0.06         0.04        (0.02)        0.07
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.45         4.11        (5.01)       (3.55)       (4.07)        4.60
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          0.48         4.21        (4.95)       (3.51)       (4.09)        4.67
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (0.09)       (0.11)         --           --         (0.16)
Distributions (from Capital Gains)                            --           --           --         (0.53)         --         (1.20)
Distributions (in Excess of CapitalGains)                     --           --           --         (0.94)         --           --
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (0.09)       (0.11)       (1.47)         --         (1.36)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $22.18       $21.70       $17.58       $22.64       $27.62       $31.71
                                                           ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                             2.21%       23.97%      (21.93%)     (13.10%)     (12.90%)      17.18%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $114,715     $118,450     $108,658     $158,686     $208,709     $236,576
Ratio of Expenses to Average Net Assets                      0.88%        0.83%        0.83%        0.83%        0.83%        0.82%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.25%        0.50%        0.29%        0.17%       (0.05%)       0.29%
Portfolio Turnover Rate                                       30%          19%          5%           10%          24%          24%

====================================================================================================================================

SERIES V (MID CAP VALUE)
                                                                        FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                            2004(q)      2003(d)       2002        2001(d)       2000         1999
                                                           --------     --------      ------      --------     --------     --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $28.33       $18.68       $23.49       $22.19       $16.73       $14.83
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                 0.05         0.07         0.10         0.09         0.08         0.03
Net Gain (Loss) on Securities
   (realized and unrealized)                                 2.96         10.03       (3.16)        2.31         5.57         2.66
                                                           --------     --------      ------      --------     --------     --------
   Total from investment operations                          3.01         10.10       (3.06)        2.40         5.65         2.69
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --         (0.06)       (0.19)       (0.08)         --         (0.05)
Distributions (from Capital Gains)                            --         (0.39)       (1.56)       (1.02)       (0.19)       (0.74)
                                                           --------     --------      ------      --------     --------     --------
   Total Distributions                                        --         (0.45)       (1.75)       (1.10)       (0.19)       (0.79)
                                                           --------     --------      ------      --------     --------     --------
NET ASSET VALUE END OF PERIOD                               $31.34       $28.33       $18.68       $23.49       $22.19       $16.73
                                                           ========     ========      ======      ========     ========     ========
TOTAL RETURN (b)                                            10.62%       54.27%      (14.07%)      11.13%       33.81%       18.88%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $262,621     $223,658     $147,512     $166,860     $115,551      $42,885
Ratio of Expenses to Average Net Assets                      0.87%        0.83%        0.84%        0.85%        0.84%        0.84%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                                0.33%        0.36%        0.46%        0.43%        0.55%        0.32%
Portfolio Turnover Rate                                       39%          59%          65%          50%          35%           57%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      127

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES W (MAIN STREET GROWTH & INCOME-R-)
                                                                       FISCAL YEARS ENDED DECEMBER 31
                                                          -----------------------------------------------------------
                                                           2004(q)      2003(d)      2002      2001(d)     2000(d)(f)
                                                           -------      -------     ------     -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $8.19        $6.51       $8.10      $9.01        $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                0.01         0.03        0.03       0.01           --
Net Gain (Loss) on Securities
   (realized and unrealized)                                0.17         1.68       (1.59)     (0.91)        (0.98)
                                                           -------      -------     ------      -------     -------
   Total from investment operations                         0.18         1.71       (1.56)     (0.90)        (0.98)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                       --         (0.03)      (0.03)     (0.01)        (0.01)
Distributions (from Capital Gains)                           --           --          --         --            --
                                                           -------      -------     ------      -------     -------
   Total Distributions                                       --         (0.03)      (0.03)     (0.01)        (0.01)
                                                           -------      -------     ------      -------     -------
NET ASSET VALUE END OF PERIOD                               $8.37        $8.19       $6.51      $8.10         $9.01
                                                           =======      =======    =======     ======       =======
TOTAL RETURN (b)                                            2.20%       26.26%     (19.28%)    (9.99%)       (9.84%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $48,570      $45,177     $30,559    $37,579       $26,638
Ratio of Expenses to Average Net Assets                     1.29%        1.25%       1.24%      1.25%         1.23%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               0.22%        0.48%       0.37%      0.14%         0.14%
Portfolio Turnover Rate                                      91%          81%         92%        67%           57%

====================================================================================================================================
SERIES X (SMALL CAP GROWTH)
                                                                        FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------------------------
                                                           2004(q)      2003(d)     2002(l)     2001          2000       1999(c)
                                                           ------       -------     -------    -------      --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                        $14.55        $9.30      $12.66     $17.55        $19.40      $10.67
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                               (0.08)       (0.10)      (0.10)     (0.09)        (0.07)         --
Net Gain (Loss) on Securities
   (realized and unrealized)                                0.84         5.35       (3.26)     (4.80)        (1.59)       9.27
                                                          -------       -------     -------    -------      --------    --------
   Total from investment operations                         0.76         5.25       (3.36)     (4.89)        (1.66)       9.27
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                       --           --          --         --            --        (0.02)
Distributions (from Capital Gains)                           --           --          --         --            --        (0.52)
Distributions (in excess of Capital Gains)                   --           --          --         --          (0.18)        --
Return of Capital                                            --           --          --         --          (0.01)        --
                                                          -------       -------     -------    -------      --------    --------
   Total Distributions                                       --           --          --         --          (0.19)      (0.54)
                                                          -------       -------     -------    -------      --------    --------
NET ASSET VALUE END OF PERIOD                              $15.31       $14.55       $9.30     $12.66        $17.55      $19.40
                                                          =======       =======    ========   ========      ========    ========
TOTAL RETURN (b)                                            5.22%       56.45%     (26.54%)   (27.86%)       (8.73%)     87.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                       $86,107      $89,740     $48,193    $73,408      $114,283     $44,095
Ratio of Expenses to Average Net Assets                     1.15%        1.17%       1.15%      1.15%         1.13%       0.57%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                              (1.04%)      (1.00%)     (0.89%)    (0.66%)       (0.44%)        --
Portfolio Turnover Rate                                     157%         208%        282%       353%          335%          283%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      128

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES Y (SELECT 25)
                                                                               FISCAL YEARS ENDED DECEMBER 31
                                                           --------------------------------------------------------------------
                                                            2004(q)     2003(d)       2002        2001        2000(d)   1999(e)
                                                           --------    --------      ------     --------     --------  --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                          $8.08       $6.86        $9.35      $10.38       $12.37    $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                (0.01)         --         (0.01)      (0.02)       (0.02)    (0.01)
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.41        1.22        (2.48)      (1.01)       (1.97)     2.38
                                                           --------    --------      ------     --------     --------  --------
   Total from investment operations                          0.40        1.22        (2.49)      (1.03)       (1.99)     2.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --          --           --          --           --        --
Distributions (from Capital Gains)                            --          --           --          --           --        --
                                                           --------    --------      ------     --------     --------  --------
   Total Distributions                                        --          --           --          --           --        --
                                                           --------    --------      ------     --------     --------  --------
NET ASSET VALUE END OF PERIOD                                $8.48       $8.08        $6.86       $9.35       $10.38    $12.37
                                                           ========    ========      ======     ========     ========  ========
TOTAL RETURN (b)                                             4.95%      17.78%      (26.63%)     (9.92%)     (16.09%)   23.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                        $38,508     $34,790      $34,286     $52,998      $65,011   $31,399
Ratio of Expenses to Average Net Assets                      0.93%       0.93%        0.89%       0.88%        0.89%     0.97%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               (0.16%)     (0.01%)      (0.18%)     (0.20%)      (0.16%)   (0.16%)
Portfolio Turnover Rate                                       62%         49%          34%         38%          68%       54%

================================================================================================================================

SERIES Z (ALPHA OPPORTUNITY)

                                                        FISCAL YEAR ENDED DECEMBER 31
                                                        -----------------------------
                                                          2004(c)(q) 2003(c)(d)(n)
                                                          ---------- -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD                         $11.18      $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                (0.06)      (0.06)
Net Gain (Loss) on Securities
   (realized and unrealized)                                 0.49        1.88
                                                           -------     -------
   Total from investment operations                          0.43        1.82
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)                        --          --
Distributions (from Capital Gains)                            --        (0.64)
                                                           -------     -------
   Total Distributions                                        --        (0.64)
                                                           -------     -------
NET ASSET VALUE END OF PERIOD                               $11.61      $11.18
                                                           =======     =======
TOTAL RETURN (b)                                             3.85%      18.33%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)                        $8,970      $6,738
Ratio of Expenses to Average Net Assets                      2.51%       2.52%
Ratio of Net Investment Income (Loss) to Average
   Net Assets                                               (1.18%)     (1.33%)
Portfolio Turnover Rate                                      757%        966%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                      129

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


 (a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.
 (b) Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
 (c) Fund expenses for Series E, G, H, P, X and Z were reduced by the Investment Manager during the period. Expense ratios absent such reimbursement would have been as follows:
                 2004   2003     2002    2001    2000   1999
                 ----   ----     ----    ----    ----   ----
     Series E    0.89%    *        *       *       *      *
     Series G    1.20%    *        *       *       *      --
     Series H    0.98%  0.96%      *       *       *      *
     Series P      *      *        *       *       *    0.86%
     Series X      *      *        *       *       *    1.33%
     Series Z    2.68%  2.62%     --      --      --     --
 (d) Expense ratios were calculated without the reduction for earnings credits and marketing fees paid indirectly. Expense ratios with such reductions would have been as follows:
                 2004   2003     2002    2001    2000   1999
                 ----   ----     ----    ----    ----   ----
     Series A      *    0.82%      *     0.82%   0.82%    *
     Series B    0.94%  0.83%    0.82%   0.83%   0.82%    *
     Series C      *    0.59%      *       *       *      *
     Series D      *    1.25%      *       *       *      *
     Series E      *    0.84%      *       *       *      *
     Series G      *    1.19%      *     1.22%   1.23%   --
     Series H      *    0.77%      *       *       *      *
     Series J      *    0.83%      *     0.83%   0.82%    *
     Series N      *    1.23%      *       *       *      *
     Series O    1.13%  1.08%    1.08%   1.08%     *      *
     Series P      *    0.87%      *       *       *      *
     Series Q      *    1.22%      *     1.17%   1.23%   --
     Series S      *    0.83%      *     0.84%   0.83%    *
     Series V      *    0.83%      *     0.83%     *      *
     Series W      *    1.25%      *     1.24%   1.17%   --
     Series X      *    1.16%      *       *       *      *
     Series Y      *    0.93%      *       *     0.89%    *
     Series Z      *    2.50%     --      --      --     --

  *Ratio is as reported in the accompanying financial highlights.

 (e) Series H and Y were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

 (f) Series G, Q and W were initially capitalized on May 1, 2000 with net asset values of $10 per share. Percentage amounts for the period have been annualized, except for total return.

 (g) The Dreyfus Corporation became Subadvisor of Series B effective January 2, 2001. Prior to January 2, 2001, advisory services were provided by the Investment Manager.

 (h) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase (decrease) the ratio of net investment income to average net assets from (0.02%) to 0.12%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

 (i) The financial highlights for Series D as set forth herein exclude the historical financial highlights of Series M. The assets of Series M were acquired by Series D on August 27, 2002.

 (j) The financial highlights for Series G as set forth herein exclude the historical financial highlights of Series L. The assets of Series L were acquired by Series G on August 27, 2002.

 (k) The financial highlights for Series P as set forth herein exclude the historical financial highlights of Series K. The assets ofSeries K were acquired bySeries P on August 27, 2002.

 (l) RS Investments, Inc., became the Subadvisor of Series X effective September 3, 2002.Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc., for sub-advisory services.

 (m) Northern Trust became the Subadvisor of Series H effective May 1, 2003. Prior to May 1, 2003, Security Management Company, LLC(SMC) paid Deutsche Asset Management for sub-advisory services.

 (n) Series Z was initially capitalized on July 7, 2003, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

 (o) The financial highlights for Series D as set forth herein exclude the historical financial highlights of Series I. The assets of Series I were acquired by Series D on October 3, 2003.

 (p) The financial highlights for Series J as set forth herein exclude the historical financial highlights of Series T. The assets of Series T were acquired by Series J on October 3, 2003.

 (q) Unaudited figures for the six months ended June 30, 2004. Percentage amounts for the period, except total return, have been annualized.


                            See accompanying notes.
--------------------------------------------------------------------------------
                                      130

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

     SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to separate accounts of Security Benefit Life Insurance Company (SBL). The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. If there is no bid or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Whenever the S&P 500 Composite Stock Price Index gains or loses more than 0.75% of its value between 11:30 am Eastern time and the time the New York Stock Exchange closes, this movement may be deemed to constitute a "significant event." The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities, such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
     C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The series which invest in foreign securities and currencies do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in connection with the purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions.


--------------------------------------------------------------------------------
                                      131

JUNE 30, 2004

These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets andLiabilities. The face or contract amount in U.S. dollars reflects the total exposure the series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.
     E. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the series is required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; pledged securities are noted in the Schedule of Investments. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.
     F. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively, (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. Options may be used to hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.
     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities.
     H. EXPENSES - Expenses that are directly related to one of the series are charged directly to that series. Other operating expenses are allocated to the series on the basis of relative net assets.
     I. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
     J. TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
     K. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.
     M. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
     N. SHORT SALES - Certain of the series may make short sales "against the box," in which the series enters into a short sale of a security it owns. At no time will more than 15% of the value of the series' net assets be in deposits on short sales against the box. In a short sale that is not "against the box," a series sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the series must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer. The series must replace the security borrowed by purchasing it at the market price at the time of replacement. The series is said to have a "short position" in securities sold until it delivers them to the broker. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market


--------------------------------------------------------------------------------
                                      132

JUNE 30, 2004

value reflected on the Statement of Assets and Liabilities, resulting in off-balance sheet risks to the series. The series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.
     O. INDEMNIFICATIONS - Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     Management fees are payable to Security Management Company, LLC (SMC) under an investment advisory contract at an annual rate of .50% of the average daily net assets for Series C, .75% for Series A, B, E, H, J, P, S, V and Y, and 1.00% for Series D, G, N, O, Q, W and X. Effective February 1, 2004, SMC has voluntarily agreed to waive .15% and .25% of the management fees for E and G, respectively.

     SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of SBL Series D and another Fund managed by SMC, Security Equity Fund Global Series, computed on a daily basis as follows:

  Combined Average Daily Net Assets of the Series Annual Fees
  ----------------------------------------------- -----------
  $0 to $300 Million                                 .35%
  $300 Million to $750 Million                       .30%
  $750 million or more                               .25%

     SMC also pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily net assets of Series W, computed on a daily basis as follows:

  Average Daily Net Assets of the Series          Annual Fees
  --------------------------------------          -----------
  $0 to $50 Million                                  .35%
  $50 Million to $250 Million                        .30%
  $250 million or more                               .25%

     SMC pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $25,000,000 of average daily net assets of Series N and .35% of the average daily net assets of Series N in excess of $25,000,000 for management services provided to that Series. SMC also pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average daily net assets of Series O and .40% of the average daily net assets in excess of $20,000,000 for management services provided to Series O.

     SMC pays Strong Capital Management, Inc. with respect to Series Q, an annual fee based on the average net assets of the Series. The fees for these services are outlined below:

  Average Daily Net Assets of the Series          Annual Fees
  --------------------------------------          -----------
  Less Than $150 Million                             0.50%
  $150 Milllion to $500 Million                      0.45%
  $500 Million or more                               0.40%

     SMC pays RS Investments an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series X and Security
Equity Fund Small Cap Growth Series, computed on a daily basis as follows:

  Combined Average Daily Net Assets               Annual Fees
  ---------------------------------               -----------
  $0 to$100 Million                                  0.55%
  $100 Milllion to $400 Million                      0.50%
  Over $400 Million                                  0.45%

     SMC pays Northern Trust an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and Security Equity Fund Enhanced Index Series, computed on a daily basis as follows:

  Combined Average Daily Net Assets of the Series Annual Fees
  ----------------------------------------------- -----------
  $0 to $100 Million                                 .20%
  $100 Million to $300 Million                       .15%
  $300 Million or more                               .13%

     In addition, SMC has voluntarily agreed to waive .25% of the management fees for Series H.
     SMC pays Mainstream Investment Advisers, LLC an annual fee equal to 2.50% of that portion of the Series Z's assets managed by Mainstream. The sub-advisory fee will be adjusted upward or downward, depending on how that portion of Series Z's assets performed relative to the S&P 500 Index.
     The pro rata adjustment upward or downward will be determined based upon the investment performance of that portion of Series Z's assets managed by Mainstream relative to the investment record of the S&P 500 Index. The amount of any upward adjustment in the Base Fee will be equal to 1.50% multiplied by the ratio of the number of percentage points by which the investment performance of the Series Z assets managed by Mainstream exceeds the investment record of the S&P 500 Index as compared to 30 percentage points.
     The maximum performance adjustment upward or downward is 1.50% annually. Depending on the performance of that portion of the Series' assets managed by Mainstream, SMC may pay Mainstream a maximum of 4.00% or a minimum of 1.00% in annual sub-advisory fees.
     During its first 12 months of operations, SMC will pay Mainstream the base fee of 2.50% without any adjustment for performance. Performance adjustments will being on August 1, 2004 based upon the performance during the 12 months ended


--------------------------------------------------------------------------------
                                      133

JUNE 30, 2004

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

June 30, 2004 of that portion of Series Z's assets managed by Mainstream. Thereafter, SMC will calculate the performance adjustment at the end of each calendar month based upon the investment performance of the assets managed by Mainstream during the twelve-month period ending on the last day of the prior month compared to the investment record of the S&P 500 Index during the same period.
     Series Z's assets are reallocated between Mainstream and SMC on a monthly basis to an approximately equal allocation. This procedure ensures that SMC cannot make allocation decisions that favor SMC over Mainstream.
     SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Large Cap Value Fund (formerly Security Growth & Income
Fund) computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Large Cap Value Fund, computed on a daily basis until December 31, 2006.
     The investment advisory contract between the Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the year ended December 31, 2003, SMC agreed to limit the total expenses for Series P, V, and X to an annual rate of 2% of the average daily net asset value of each respective series, and limit Series G, H, Q, W and Y to an annual rate of 1.75%. SMC has agreed to limit the total other expenses for Series Z to 0.50%.
     The Fund has entered into a contract with SMC for transfer agent services and administrative services provided to the Fund. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .09% of the average daily net assets of the Series A, B, C, E, G, J, P, Q, S, W and Y. With respect to series D, N, O and Z, SMC receives an administrative fee equal to .145% of the average daily net assets of the series. Effective February 1, 2004, there is a minimum annual charge of $25,000 per Series for the administrative fees. Effective February 1, 2004 SMC is paid the following for providing transfer agent services to the Fund:
     Per account charge: $5.00 to $8.00;
     Transaction fees: $0.60 to $1.10;
     Plus certain out-of-pocket charges.
     Prior to February 1, 2004, SMC was paid the following for providing transfer agent services to the Fund:
     Per account charge: $8.00;
     Transaction fees: $1.00.
     The Fund has directed SMC and certain of the sub-advisors to execute certain portfolio trades with broker/dealers in a manner that will benefit the Fund. Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company, is a national distributor for SBL Fund. These broker/dealers have agreed to either direct a portion of their brokerage commissions to SDI for use in promoting the distribution of Fund shares, or to provide brokerage credits, benefits or other services to be used to promote distribution of Fund shares (the "Brokerage Enhancement Plan"). The duty to seek best execution still applies to these portfolio trades. For the six months ended June 30, 2004, the amounts generated under the Brokerage Enhancement Plan were as follows: Series A $0, Series B $147,094, Series G $0, Series J $0, Series O $8,550, Series S $0, Series V $0, and Series Y $0.


--------------------------------------------------------------------------------
                                      134

JUNE 30, 2004


3. INVESTMENT TRANSACTIONS
     Investment transactions for the six months ended June 30, 2004, (excluding overnight investments and short-term debt securities) were as follows:


                                             PROCEEDS
                            PURCHASES       FROM SALES
                            ---------       ----------
SERIES A
  (Equity)                $ 92,870,783     $124,062,908
SERIES B
  (Large Cap Value)        183,355,351      191,575,046
SERIES C
  (Money Market)                    --               --
SERIES D
  (Global)                 798,301,576       88,916,383
SERIES E
  (Diversified Income)      32,444,841       34,337,631
SERIES G
  (Large Cap Growth)         9,840,663       15,213,676
SERIES H
  (Enhanced Index)          18,446,469       16,072,512
SERIES J
  (Mid Cap Growth)          90,587,074      102,510,666
SERIES N
  (Managed Asset
  Allocation)               35,972,562       37,522,245
SERIES O
  (Equity Income)           26,142,677       17,866,313
SERIES P
  (High Yield)              20,741,110       31,478,433
SERIES Q
  (Small Cap Value)         24,147,371       21,750,716
SERIES S
  (Social Awareness)        16,748,140       23,088,019
SERIES V
  (Mid Cap Value)           60,462,883       47,422,412
SERIES W
  (Main Street Growth
    & Income-R-)            23,365,974       20,891,206
SERIES X
  (Small Cap Growth)        65,547,919       69,015,768
SERIES Y
  (Select 25)               12,085,107       10,743,319
SERIES Z
  (Alpha Opportunity)       17,774,306       16,125,054


--------------------------------------------------------------------------------
                                      135

JUNE 30, 2004


4. OPEN FUTURES CONTRACTS

                                                    NUMBER OF         EXPIRATION       CONTRACT        MARKET       UNREALIZED
                                    POSITION        CONTRACTS            DATE           AMOUNT         VALUE           GAIN
SERIES H                            --------        ---------         ----------       --------        ------       ----------
--------
S&P 500 E-Mini Future                 Long              10             09/17/04       $ 566,877       $ 570,250        $3,373
                                                                                                                    ==========

Series Z
S&P 500 Index Future                  Long              13             09/16/04       3,699,584       3,706,300        $6,716
                                                                                                                    ==========

5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Fund for the six-month period ended June 30, 2004 and for the year ended December 31, 2003, were as follows:

                                                                                                        2004              2004
                      2004          2004         2004         2004           2004          2004        INCREASE         INCREASE
                     SHARES        AMOUNT       SHARES       AMOUNT         SHARES        AMOUNT      (DECREASE)       (DECREASE)
                      SOLD          SOLD      REINVESTED   REINVESTED      REDEEMED      REDEEMED       SHARES           AMOUNT
                    --------    ----------    ----------   ----------     ---------     ---------     ----------      ------------
SERIES A
(Equity)            2,399,120  $ 49,644,108          --           $--     (3,514,180) $ (72,599,974)   (1,115,060)     $(22,955,866)

SERIES B
(Large Cap Value)   2,009,169    36,516,202          --            --     (3,048,315)   (54,991,341)   (1,039,146)      (18,475,139)

SERIES C
(Money Market)     13,317,582   157,252,357          --            --    (13,948,790)  (164,711,267)     (631,208)       (7,458,910)

SERIES D
(Global)            7,858,396    56,510,858          --            --     (9,291,176)   (66,479,268)   (1,432,780)       (9,968,410)

SERIES E
(Diversified Income)2,968,325    32,931,428          --            --     (3,131,094)   (34,767,962)     (162,769)       (1,836,534)

SERIES G
(Large Cap Growth)  1,836,819    11,318,928          --            --     (2,440,650)   (15,107,492)     (603,831)       (3,788,564)

SERIES H
(Enhanced Index)    1,279,862    10,807,397          --            --     (1,050,893)    (8,792,219)      228,969         2,015,178

SERIES J
(Mid Cap Growth)    2,515,202    65,923,108          --            --     (3,193,413)   (83,443,051)     (678,211)      (17,519,943)

SERIES N
(Managed Asset
   Allocation)        848,470    12,447,407          --            --       (858,967)   (12,591,159)      (10,497)        (143,752)

SERIES O
(Equity Income)     1,956,989    32,235,346          --            --     (1,403,607)   (23,071,387)      553,382         9,163,959

SERIES P
(High Yield)        2,682,803    39,970,204          --            --     (3,759,112)   (55,905,713)   (1,076,309)      (15,935,509)

SERIES Q
(Small Cap Value)   1,754,099    30,414,864          --            --     (1,677,187)   (28,492,368)       76,912         1,922,496

SERIES S
(Social Awareness)    299,684     6,589,789          --            --       (584,593)   (12,844,649)     (284,909)       (6,254,860)

SERIES V
(Mid Cap Value)     1,701,954    51,300,150          --            --     (1,217,452)   (36,301,120)      484,502        14,999,030

SERIES W
(Main Street Growth
   & Income(R))     1,112,891     9,271,296          --            --       (829,893)    (6,887,164)      282,998         2,384,132

SERIES X
(Small Cap Growth)  1,234,171    18,828,206          --            --     (1,777,270)   (26,751,392)     (543,099)       (7,923,186)

SERIES Y
(Select 25)         1,277,100    10,609,878          --            --     (1,039,764)    (8,650,013)      237,336         1,959,865

SERIES Z
(Alpha Opportunity)   235,223     2,645,104          --            --        (65,498)      (730,452)      169,725         1,914,652


--------------------------------------------------------------------------------
                                      136

JUNE 30, 2004


5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                                         2003            2003
                      2003          2003         2003         2003           2003          2003        INCREASE        INCREASE
                     SHARES        AMOUNT       SHARES       AMOUNT         SHARES        AMOUNT      (DECREASE)      (DECREASE)
                      SOLD          SOLD      REINVESTED   REINVESTED      REDEEMED      REDEEMED       SHARES          AMOUNT
                    --------    ----------    ----------   ----------     ---------     ---------     ----------     ------------
SERIES A
(Equity)           5,367,510   $97,529,750     158,232     $ 3,151,576     (8,836,725) $(159,480,227)   (3,310,983)    $(58,798,901)

SERIES B
(Large Cap Value)  4,012,799    61,988,331     203,135       3,492,855     (6,427,509)   (96,300,845)   (2,211,575)     (30,819,659)

SERIES C
(Money Market)    21,292,010   252,314,124      60,767         717,127    (23,947,413)  (283,763,705)   (2,594,636)     (30,732,454)

SERIES D
(Global)          27,414,717   149,848,070     140,307         919,013    (31,727,709)  (171,062,231)   (4,172,685)     (20,295,148)

SERIES E
(Diversified
Income)            6,564,011    77,940,016   1,411,545      15,865,608    (10,085,989)  (119,830,471)   (2,110,433)     (26,024,847)

SERIES G
(Large Cap Growth) 6,173,078    33,581,675          --              --     (4,477,229)   (24,239,522)    1,695,849        9,342,153

SERIES H
(Enhanced Index)   1,816,279    13,045,946      28,106         228,223     (1,653,522)   (11,592,782)      190,863        1,681,387

SERIES J
(Mid Cap Growth)   5,553,332   108,547,105          --              --     (7,211,922)  (141,812,415)   (1,658,590)     (33,265,310)

SERIES N
(Managed Asset
   Allocation)     1,624,766    20,905,956      90,747       1,282,674     (1,457,599)   (18,356,803)      257,914        3,831,827

SERIES O
(Equity Income)    3,375,416    47,400,548     261,003       3,994,651     (3,863,491)   (52,906,421)     (227,072)      (1,511,222)

SERIES P
(High Yield)       5,440,332    76,721,501     290,230       4,254,870     (3,632,230)   (51,582,503)    2,098,332       29,393,868

SERIES Q
(Small Cap Value)  3,810,666    51,727,115      33,634         482,994     (3,181,431)   (41,155,870)      662,869       11,054,239

SERIES S
(Social Awareness)   737,876    14,174,608      23,602         502,244     (1,484,400)   (28,087,540)     (722,922)     (13,410,688)

SERIES V
(Mid Cap Value)    2,976,917    69,317,375     130,044       3,392,448     (3,108,431)   (68,066,760)       (1,470)       4,643,063

SERIES W
(Main Street Growth
   & Income(R))    2,448,894    17,409,674      19,943         160,140     (1,645,990)   (11,486,230)      822,847         6,083,584

SERIES X
(Small Cap Growth) 3,273,469    39,702,411          --              --     (2,286,835)   (25,603,610)      986,634        14,098,801

SERIES Y
(Select 25)        1,606,934    11,578,696          --              --     (2,296,566)   (16,539,928)     (689,632)      (4,961,232)

SERIES Z
(Alpha Opportunity)  576,501     5,831,380      33,187         365,052         (6,997)       (74,606)      602,691        6,121,826

--------------------------------------------------------------------------------
                                      137

JUNE 30, 2004


6. OPTIONS WRITTEN

     The following options written were outstanding for Series J as of June 30, 2004:

SERIES J - CALL OPTIONS WRITTEN OUTSTANDING
                              Expiration Exercise Number of   Market
Common Stock                      Date     Price  Contracts   Value
------------                  ---------- -------- ---------  --------
Evergreen Resources, Inc.     10/15/2004  $45.00     660     $ 16,500
Western Gas resources, Inc.    7/16/2004   27.50     895      429,600
                                                             --------
Total call options outstanding (premiums received, $187,393) $446,100
                                                             ========

SERIES J - PUT OPTIONS WRITTEN OUTSTANDING
                              Expiration Exercise Number of   Market
Common Stock                      Date     Price  Contracts   Value
------------                  ---------- -------- ---------  --------
Advanced Fibre
 Communications, Inc.          9/17/2004  $15.00    1,530    $ 38,250
Fred's, Inc.                   8/20/2004   22.50      985     128,050
                                                             --------
Total put options outstanding (premiums received, $312,809)  $166,300
                                                             --------

     Transactions in options written for Series J for the six-month period ended June 30, 2004 were as follows:

SERIES J - CALL OPTIONS WRITTEN
                                  Number of       Premium
                                  Contracts        Amount
                                 ----------      ---------
Balance at December 31, 2003            --          $  --
Opened                               3,227        470,986
Bought Back                           (450)       (94,084)
Expired                             (1,217)      (188,987)
Exercised                               (5)          (522)
                                 ----------      ---------
Balance at June 30, 2004             1,555       $187,393
                                 ==========      =========

SERIES J - PUT OPTIONS WRITTEN
                                  Number of        Premium
                                  Contracts        Amount
                                 ----------      ---------
Balance at December 31, 2003         5,760       $306,724
Opened                               5,968        726,960
Bought Back                             --             --
Expired                             (1,292)       (99,723)
Exercised                           (7,921)      (621,152)
                                 ----------      ---------
Balance at June 30, 2004             2,515       $312,809
                                 ==========      =========


     The following options written were outstanding for Series Q as of June 30, 2004:

SERIES Q - CALL OPTIONS WRITTEN OUTSTANDING

                              Expiration Exercise Number of   Market
Common Stock                      Date     Price  Contracts   Value
------------                  ---------- -------- ---------  --------
Andryx Corporation             08/20/04  $30.00        5       $ 375
                               09/17/04   25.00        5       1,850
Applera Corporation-Applied
     Biosystems Group          09/17/04   20.00        5       1,100
BJ Services Company            10/15/04   47.50       15       3,675
Coherent, Inc.                 08/20/04   30.00       10       1,300
Cray, Inc.                     09/17/04    7.50       25         875
DHB Industries, Inc.           07/16/04   12.50       20       5,100
                               07/16/04   15.00       20       1,800
FMC Corporation                07/16/04   35.00       10       7,900
                               10/18/04   30.00        5       6,450
Graftech Inernational, Ltd.    09/17/04   10.00       10       1,250
OM Group, Inc.                 10/15/04   35.00       10       2,300
JDA Software Group, Inc.       08/20/04   12.50        5         550
McMoran Exploration
     Company                   08/20/04   15.00       10       1,250
                               11/19/04   17.50        5         400
Meridian Gold, Inc.            10/15/04   15.00        5         225
Oceaneering International, Inc.10/15/04   30.00        5       2,500
                               10/15/04   35.00        5       1,025
Forest Oil Corporation         08/23/04   25.00        5       1,225
OrasureTechnologies, Inc.      08/20/04   10.00       10         600
                               10/15/04   10.00       35       3,500
Pegasus Solutions, Inc.        07/16/04   10.00        5       1,450
R.H. Donnelley Corporation     11/19/04   45.00       10       2,150
                               11/19/04   50.00       15         900
Apex Silver Mines, Ltd.        08/20/04   17.50        5         500
                               10/15/04   20.00        5         375
                               10/15/04   22.50        5         150
Steel Dynamics, Inc.           08/20/04   22.50       10       5,900
                               08/20/04   25.00       10       3,700
                               08/20/04   30.00       10       1,000
United States Steel
     Corporation               10/15/04   35.00        5       1,800
                                                            --------
Total call options outstanding (premiums received, $55,858)  $63,175
                                                            ========

     Transactions in options written for Series Q for the six-month period ended June 30, 2004 were as follows: Series Q - Call Options Written

                                  Number of       Premium
                                  Contracts        Amount
                                 ----------     ----------
Balance at December 31, 2003         1,085       $385,257
Opened                               1,615        478,866
Bought Back                         (2,275)      (777,060)
Expired                                (80)       (14,895)
Exercised                              (40)       (16,310)
                                 ----------     ----------
Balance at June 30, 2004               305       $ 55,858
                                 ==========     ==========


--------------------------------------------------------------------------------
                                      138

JUNE 30, 2004

6. OPTIONS WRITTEN (CONTINUED)

SERIES V - OPTIONS WRITTEN OUTSTANDING

     The following options written were outstanding for Series V as of June 30, 2004:

SERIES V - CALL OPTIONS WRITTEN OUTSTANDING

                              Expiration Exercise Number of   Market
Common Stock                      Date     Price  Contracts   Value
------------                  ---------- -------- ---------  --------
Adaptec, Inc.                 7/16/2004  $10.00   1,210      $ 30,250
Ciena Corporation             7/16/2004    7.50   1,025         5,125
Evergreen Resources, Inc.    10/15/2004   45.00     350         8,750
Ligand Pharmaceuticals,
  Inc. (CI.B)                 8/20/2004   22.50     632         9,480
Phelps Dodge Corporation     10/15/2004   70.00     180       178,200
Triad Hospitals, Inc.         8/20/2004   35.00     500       132,500
                                                             --------
Total call options outstanding (premiums received, $618,193) $364,305
                                                             ========

SERIES V - PUT OPTIONS WRITTEN OUTSTANDING

                              Expiration Exercise Number of   Market
Common Stock                      Date     Price  Contracts   Value
------------                  ---------- -------- ---------  --------
IXYS Corporation              7/16/2004  $ 7.50     627      $ 18,810
Murphy Oil Corporation        7/16/2004   60.00      93         3,720
Power-One, Inc.               7/16/2004   10.00   1,200        24,000
Pride International, Inc.     7/16/2004   17.50     710        35,500
Shaw Group, Inc.             10/15/2004   12.50     950       247,000
Ultratech, Inc.               8/20/2004   15.00     850        55,250
                                                             --------
Total put options outstanding (premiums received, $563,824)  $384,280
                                                             ========

     Transactions in options written for Series V for the six-month period ended June 30, 2004 were as follows:

SERIES V - CALL OPTIONS WRITTEN

                                  Number of       Premium
                                  Contracts        Amount
                                 ----------     ----------
Balance at December 31, 2003           327       $ 72,266
Opened                               3,897        618,193
Bought Back                             --             --
Expired                                 --             --
Exercised                             (327)       (72,266)
                                 ----------     ----------
Balance at June 30, 2004             3,897       $618,193
                                 ==========     ==========


SERIES V - PUT OPTIONS WRITTEN

                                  Number of       Premium
                                  Contracts        Amount
                                 ----------     ----------
Balance at December 31, 2003           500       $ 73,496
Opened                               4,900        671,804
Bought Back                             --             --
Expired                               (970)      (181,476)
Exercised                               --             --
                                 ----------     ----------
Balance at June 30, 2004             4,430       $563,824
                                 ==========     ==========


--------------------------------------------------------------------------------
                                      139

JUNE 30, 2004

7. FEDERAL TAX MATTERS

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that the differences arise. The following adjustments were made to the Statement of Assets and Liabilities as of December 31, 2003 to reflect permanent differences:

                   Accumulated    Undistributed
                  Net Realized   Net Investment     Paid-in-
                   Gain/(Loss)       Income          Capital
                  ------------   --------------     ----------
  Series D            716,105      (925,882)          209,777
  Series E          (276,287)        276,287               --
  Series G                 --         19,633         (19,633)
  Series J                 --      2,122,054      (2,122,054)
  Series N          (127,296)        121,578            5,718
  Series O             23,642       (23,642)               --
  Series P           (91,411)         91,411               --
  Series Q                 74        167,142        (167,216)
  Series V             23,200       (23,200)               --
  Series W                 54           (54)               --
  Series X                 --        617,018        (617,018)
  Series Y                 --          1,805          (1,805)
  Series Z           (36,595)         36,595               --

At December 31, 2003, the following funds had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:


                                                    Deferred
                  Capital Loss                    Post-October
                   Carryovers      Expires In        Losses
                   ----------      ----------        ------
  Series A       $ 28,163,255         2009             --
                    1,228,865         2011
                 ------------
                 $ 29,392,120
                 ------------

  Series B       $220,447,557         2008           $288,840
                    5,057,813         2009
                   87,172,720         2010
                   26,620,854         2011
                 ------------
                 $339,298,944
                 ------------

  Series D       $ 16,077,372         2009          $ 144,793
                   30,138,019         2010
                   13,788,921         2011
                 ------------
                 $ 60,004,312
                 ------------

  Series E       $     24,058         2004             --
                    3,286,357         2005
                      389,008         2007
                    9,322,945         2008
                      719,015         2010
                 ------------
                 $ 13,741,383
                 ------------

                                                    Deferred
                  Capital Loss                    Post-October
                   Carryovers      Expires In        Losses
                   ----------      ----------        ------
  Series G       $     80,073         2008             --
                    9,976,892         2009
                    4,762,728         2010
                    3,378,968         2011
                 ------------
                 $ 18,198,661
                 ------------

  Series H       $    588,735         2008          $ 229,836
                    2,046,119         2009
                    3,351,705         2010
                    5,084,188         2011
                 ------------
                 $ 11,070,747
                 ------------

  Series J       $  6,477,530         2008             --
                    8,108,217         2009
                   12,890,625         2010
                 ------------
                 $ 27,476,372
                 ------------

  Series N       $    240,046         2009          $   1,299
                    3,523,012         2010
                      714,701         2011
                 ------------
                 $  4,477,759
                 ------------

  Series O             $7,663         2011             --

  Series P       $    452,492         2007           $ 64,518
                      628,276         2008
                    1,384,178         2009
                    1,081,601         2010
                      671,214         2011
                 ------------
                 $  4,217,761
                 ------------

  Series S       $  4,064,149         2009             --
                    3,634,862         2010
                 ------------
                 $  7,699,011
                 ------------

  Series W       $     46,888         2008             --
                    3,823,461         2009
                    4,844,192         2010
                    1,398,760         2011
                 ------------
                 $ 10,113,301
                 ------------

  Series X       $ 39,743,833         2009             --
                    9,772,253         2010
                 ------------
                 $ 49,516,086
                 ------------

  Series Y       $     91,338         2007         $ 1,395,174
                    4,034,029         2008
                    5,673,178         2009
                    5,905,423         2010
                    6,092,309         2011
                 ------------
                 $ 21,796,277
                 ------------

     The tax character of distributions paid during the year ended December 31, 2002 and 2003 was the same as financial statement purposes, except for the following series:

Distributions from:          ORDINARY           LONG-TERM                                    RETURN
                              INCOME          CAPITAL GAIN           SUBTOTAL              OF CAPITAL             TOTAL
                              ------          ------------           --------              ----------             ------
2002
Series O                    $4,749,665          $4,477,197            $9,226,862                  $ --         $9,226,862
2003
Series O                     2,519,784           1,474,867             3,994,651                    --          3,994,651
Series Z                       365,052                  --               365,052                    --            365,052

Short term distributions are treated as ordinary distributions for federal income tax purposes.


--------------------------------------------------------------------------------
                                      140

JUNE 30, 2004

7. FEDERAL TAX MATTERS (CONTINUED)

     As of December 31, 2003, the components of distributable earnings on a tax basis were the same as financial statement purposes except for the following series:

            Undistributed      Undistributed    Accumulated         Unrealized
              Ordinary           Long-term      Capital and        Appreciation
               Income            Gain          Other Losses       (Depreciation)
               ------            ---------     ------------       --------------
Series A    $  554,691                  --    $  (24,392,120)      $  85,887,213
Series B       241,158                  --      (339,587,784)         56,161,571
Series E     1,373,892                  --       (13,741,383)          2,475,831
Series G            --                  --       (18,198,661)          2,484,552
Series H        33,831                  --       (11,299,028)         (1,409,345)
Series J            --                  --       (27,476,372)         88,160,260
Series N       456,219                  --        (4,479,058)          8,789,071
Series O       342,799                  --            (7,663)         10,510,881
Series P       538,944                  --        (4,282,279)          2,692,001
Series Q            --             615,609                --          19,794,272
Series S        51,114                  --        (7,699,011)          6,135,917
Series V     1,857,327           4,235,182                --          55,900,288
Series W        13,839                  --       (10,113,301)          4,628,886
Series X            --                  --       (49,516,086)         15,534,633
Series Z       369,498            147,385                 --              99,148

     The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, passive foreign investment companies and certain securities that were appreciated at January 1, 2001.

     The income dividends paid by the Funds are taxable as ordinary income on the shareholder's tax return. The portion of ordinary income of dividends (including net short-term capital gains) attributed to the fiscal year ended December 31, 2003 that qualified for the dividends received deduction, if any, for corporate shareholders in accordance with the provisions of the Internal Revenue code for each series was as follows:

Series A             100%
Series B             100%
Series H             100%
Series N               6%
Series O             100%
Series P               1%
Series S             100%
Series V              77%
Series W             100%
Series Z               2%

     For federal income tax purposes, Series O, Q and V hereby designate $1,474,867, $482,995 and $2,889,214 respectively as capital gain dividends for the fiscal year ended December 31, 2003.

8. ACQUISITION OF SERIES I OF SBL FUND

     Pursuant to a plan of reorganization approved by the stockholders of Series I of SBL Fund, Series D of SBL Fund acquired all the net assets of Series I on October 3, 2003, which totalled $17,884,030. A total of 2,429,653 shares of Series I were exchanged for 2,893,567 shares of Series D immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Series I's net assets included $811,441 of unrealized appreciation, $217,611 of accumulated net investment income and $7,210,184 of accumulated realized loss on sale of investments. The aggregate net assets of Series D immediately before the acquisition totalled $360,601,773 and following the acquisition, the combined net assets of Series D totalled $378,485,803.

9. ACQUISITION OF SERIES T OF SBL FUND

     Pursuant to a plan of reorganization approved by the stockholders of Series T of SBL Fund, Series J of SBL Fund acquired all the net assets of Series T on October 3, 2003, which totalled $28,421,162. A total of 6,660,098 shares of Series T were exchanged for 1,234,851 shares of Series J immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Series T's net assets included $3,995,908 of unrealized appreciation, $16,703,007 of accumulated realized loss on sale of investments and $196,022 of net investment loss. The aggregate net assets of Series J immediately before the acquisition totalled $388,839,977 and following the acquisition, the combined net assets of Series J totalled $417,261,139.


--------------------------------------------------------------------------------
                                      141

Director Disclosure (Unaudited)
June 30, 2004

                                                                                                                  NUMBER OF
                                                                             PRINCIPAL                            PORTFOLIOS IN
NAME,                      POSITION(S)       TERM OF                         OCCUPATION(S)                        FUND COMPLEX
ADDRESS AND                HELD WITH         OFFICE AND                      DURING THE PAST                      OVERSEEN BY
DATE OF BIRTH              THE FUND          LENGTH OF TIME SERVED           5 YEARS                              THE DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.       Director**        1994 to present***              Business broker,                                35
One Security Benefit Place                                                   Griffith & Blair Realtors
Topeka, KS  66636-0001                                                       Manager, Star Sign,Inc.
12/14/46

Harry W. Craig, Jr.        Director          February 2004 to present***     Chairman, CEO, Secretary & Director,            35
One Security Benefit Place                                                   Martin Tractor Company, Inc.
Topeka, KS 66636-0001                                                        President & Director,
05/11/39                                                                     The Martin Tractor Company, Inc.

Penny A. Lumpkin           Director**        1993 to present***              President, Vivian's Gift Shop                   35
One Security Benefit Place                                                   Vice President, Palmer Companies, Inc.
Topeka, KS  66636-0001                                                       Vice President, Bellairre Shopping Center
08/20/39                                                                     Partner, Goodwin Ent.
                                                                             Partner, PLB
                                                                             Partner, Town Crier
                                                                             Vice President and Treasurer, Palmer News, Inc.
                                                                             Vice President, M/S News, Inc.
                                                                             Secretary, Kansas City Periodicals

Mark L. Morris, Jr., D.V.M. Director**       1991 to present***              Independent Investor, Morris Co.                35
One Security Benefit Place                                                   Partner, Mark Morris Associates
Topeka, KS  66636-0001
02/03/34

Maynard F. Oliverius       Director**        1998 to present***              President & CEO, Stormont Vail HealthCare       35
One Security Benefit Place
Topeka, KS  66636-0001
12/18/43

John D. Cleland            Chairman of the   February 2000 to present        Sr. Vice President and Managing Member          35
One Security Benefit Place Board             1991 to present***              Representative, Security Management Company, LLC
Topeka, KS 66636-0001      Director*                                         Sr. Vice President, Security Benefit Group, Inc.
05/01/36                                                                     Sr. Vice President, Security Benefit Life Insurance Co.
                                                                             Director & Vice President, Security Distributors, Inc.


Michael G. Odlum           President             May 2004 to present         President and Managing Member Representative,   35
One Security Benefit Place Director*             2004 to present***          Security Management Company, LLC
Topeka, KS 66636-0001                                                        President & Chief Operating Officer of
01/12/52                                                                     Allied Investment Advisors, Inc.
                                                                             Principal, Vanguard Group

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1800-888-2461.


--------------------------------------------------------------------------------
                                      142

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--------------------------------------------------------------------------------
                                      143

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--------------------------------------------------------------------------------
                                      144

Security Funds
Officers and Directors
----------------------

Directors
---------

Donald A. Chubb, Jr.
John D. Cleland
Harry W. Craig, Jr.
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Michael G. Odlum
Maynard F. Oliverius

Officers
--------

John D. Cleland, Chairman of the Board
Michael G. Odlum, President
Mark Lamb, Vice President
Mark Mitchell, Vice President
Cindy L. Shields, Vice President
Steven M. Bowser, Vice President
James P. Schier, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood,Treasurer





This report is submitted for the general information of the contractholders investing in the Fund. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus of the Fund which contains details concerning sales charges and other pertinent information.




                               BULK RATE
                           U.S. POSTAGE PAID
                             PERMIT NO. 941
                               CHICAGO, IL

Security Distributors, Inc.
One Security Benefit Place
Topeka, KS 66636-0001

SDI 425 (R6-04)                                                     46-04251-00

ITEM 2.       CODE OF ETHICS.

              Not required at this time.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

              Not required at this time.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not required at this time.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.       RESERVED.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8.       RESERVED.



ITEM 9.       CONTROLS AND PROCEDURES.

              (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                    1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

              (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.      EXHIBITS.

              (a) (1) Not required at this time.

                  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

              (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     SBL FUND

                                     By:      MICHAEL G. ODLUM
                                              ----------------------------------
                                              Michael G. Odlum, President

                                     Date:    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By:      MICHAEL G. ODLUM
                                              ----------------------------------
                                              Michael G. Odlum, President

                                     Date:    August 31, 2004


                                     By:      BRENDA M. HARWOOD
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                                              Brenda M. Harwood, Treasurer

                                     Date:    August 31, 2004